   STAGECOACH
      Funds


------------------
LIFEPATH(TM)
------------------
FUNDS
------------------
SEMI-ANNUAL
------------------                              [ARTWORK APPEARS HERE]
REPORT
------------------


LifePath 2000 Fund(TM)

LifePath 2010 Fund(TM)

LifePath 2020 Fund(TM)

LifePath 2030 Fund(TM)

LifePath 2040 Fund(TM)



Class A and B                                   NOT FDIC INSURED

August 31, 1997

--------------------

TABLE OF CONTENTS

Letter to Shareholders......................................................   1
Investment Advisor Discussion...............................................   3
STAGECOACH TRUST
 Statement of Assets and Liabilities........................................   8
 Statement of Operations....................................................  10
 Statements of Changes in Net Assets........................................  12
 Financial Highlights.......................................................  16
 Notes to the Financial Statements..........................................  21
MASTER INVESTMENT PORTFOLIO
PORTFOLIOS OF INVESTMENTS
 LifePath Master Portfolios.................................................  28
MASTER INVESTMENT PORTFOLIO
 Statement of Assets and Liabilities........................................  94
 Statement of Operations....................................................  96
 Statements of Changes in Net Assets........................................  98
 Notes to the Financial Statements.......................................... 102

   STAGECOACH FUNDS:
   ---------------------------------------------------
   . are NOT FDIC insured
   . are NOT obligations of Wells
     Fargo Bank or Barclays Global
     Investors, N.A. ("BGI")
   . are NOT guaranteed by the Bank
     or BGI
   . involve investment risk,
     including possible loss of
     principal

     (THIS PAGE INTENTIONALLY LEFT BLANK)

                                           LETTER TO SHAREHOLDERS

TO OUR SHAREHOLDERS:
--------------------
We are pleased to present you with the 1997 LifePath Funds Semi-Annual Report for the six-month period ended August 31, 1997.

The recently completed reporting period saw market volatility and the long-expected increase in the federal funds target rate. After months of debate on the rate of economic growth and the potential for increased rates of inflation, the Federal Reserve acted in March to raise rates by 0.25%. The bond market rallied after absorbing the news and after investors felt that further Federal Reserve Action was unlikely in the immediately following months.

The equity markets once again showed strength, but also volatility. For exam-ple, the equity market, as measured by the Standard & Poor's 500 Index, fell 7.20% in March from its February high, yet the Index still enjoyed a total re-turn of 13.74% for the period covered by this report. (For returns on the indi-vidual Funds, please see the performance at a glance chart)

Market volatility underscores the need for a disciplined, value-oriented, strategy to achieve long-range goals. The LifePath Funds are built on such a strategy.

Each Fund is designed with a long-term, "strategic" asset allocation. For exam-ple, shareholders in the LifePath 2000 Fund are assumed to require greater price stability than those in the later dated Funds. Therefore, the strategic asset allocation for the Fund is tipped towards less volatile investments. As a Fund's time-horizon approaches, the strategic asset allocation is adjusted ac-cordingly by gradually shifting towards a more stable, lower-risk profile.

But the economy does not offer a stagnant set of risk and reward relationships. As this year has shown, risk and reward ratios can change frequently. That is where each Fund's "tactical" asset allocation plays an important role. Tactical asset allocation attempts to recognize short-term values in the markets and react accordingly. Tactical asset allocation can only succeed with reliable information. The Funds' investment advisors examine a wide-range of quantitative and consensus-based information to determine which asset classes are under or over-valued, which are offering greater-than-usual potential rewards or greater-than-average risks.

The management discussion and performance figures which follow highlight the Funds' efforts to capture value for our investors during

     LETTER TO SHAREHOLDERS

--------------------
the last six months. We hope you find it enlightening and we thank you for your continued investment.

--Stagecoach Funds August 31, 1997

Each LifePath Fund invests in a corresponding LifePath Master Portfolio, which in turn invests directly in individual securities. References to the Fund are to the Fund or Master Portfolio, as context requires. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Lehman Brothers Long-Term US Treasury Bond Index is an unmanaged index composed of US Treasury bonds with 10-year or longer maturities.

                                    INVESTMENT ADVISOR DISCUSSION

--------------------
---------------------
Investment Advisor Discussion

HOW HAVE THE FUNDS PERFORMED OVER THE PREVIOUS SIX-MONTHS?

The returns for the reporting period (March 1, 1997 through August 31, 1997) and for the previous twelve months (from September 1, 1996 through August 31, 1997) were as follows:

                                                                    SIX
                                                                   MONTHS 1 YEAR
                                                                   ------ ------
LifePath 2000.....................................................  5.51% 12.24%
LifePath 2010.....................................................  8.34% 19.85%
LifePath 2020..................................................... 10.52% 25.50%
LifePath 2030..................................................... 11.92% 29.52%
LifePath 2040..................................................... 13.22% 33.38%

These returns are for Class A shares only and are exclusive of sales charges. Please see the "Performance at a Glance" table for more complete performance information.

HOW DO THESE PERFORMANCE FIGURES COMPARE TO RECENT EXPERIENCE?

If we compare the six month and twelve month returns given above to the twelve month returns covering the period from March 1, 1996 through February 28, 1997, we can see that the trend is generally positive. The returns for the year ended February 28, 1997 were as follows:

LifePath 2000............................................................  6.74%
LifePath 2010............................................................ 11.60%
LifePath 2020............................................................ 14.65%
LifePath 2030............................................................ 17.01%
LifePath 2040............................................................ 20.17%

For example, the six month total return for the LifePath 2000 Fund through Au-gust 31, 1997 was 5.51% as compared to 6.74% for the twelve month period ended February 28, 1997.

The LifePath Funds' asset allocation model tries to capture and take advantage of broad economic and market trends, within the risk tolerance for the particu-lar Fund. During the six-month period covered by this report, the S&P 500 In-dex, one of the most commonly used equity market indexes, had a total return of 13.74%. For the year ended August 31, 1997, the return was 37.38%. These are very strong gains that reflect the continuing strong equity market enjoyed in recent years. The bond market, as measured by the Lehman Brothers Long Govern-ment Bond Index, had returns of 5.89% and 12.52% for the six month and one year periods ended August 31, 1997, respectively. These returns showed an improve-ment that particularly benefited the shorter-dated Funds, which typically have a greater bond and fixed income exposure than the longer-dated Funds.

     INVESTMENT ADVISOR DISCUSSION

--------------------

CAN YOU BRIEFLY STATE THE PRIMARY FACTORS DRIVING RETURNS IN THE FOLLOWING ASSET CLASSES?

LARGE CAP VALUE--Increasing corporate earnings and a strong economy increased total returns for large company stocks. The increased corporate earnings in particular justify and support higher stock prices in many investors' minds.

MEDIUM CAP GROWTH--Similar to large cap value stocks, increased earnings, a strong economy low inflation and lessened interest rate-hike fears helped to propel this asset class.

INTERMEDIATE GOVERNMENT--Intermediate government bonds are generally less in-terest rate sensitive than long government bonds. As a result, they did not fall as much as the long bonds in March when the Federal Reserve increased the federal funds target rate. On the other hand, intermediate bonds did not enjoy as strong a rally as long bonds in July when the Fed eased fears by not raising rates.

INTERNATIONAL (EXCEPT JAPAN)--The international equity market has shown a high correlation to the U.S. equity market over the last year or two while also ex-periencing strong corporate earnings and growing economies. This was generally true in the six month period as well.

THE TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED AUGUST 31, 1997 PROVIDED ABOVE SHOW A SPREAD FROM 5.51% TO 13.22%. THIS IS RELATIVELY SMALLER THAN IN THE PAST. WHY?

The LifePath 2040 Fund, the most aggressive of the Funds, is generally the most heavily invested in equities. The LifePath 2000 Fund has a greater investment in shorter-term, and generally more stable, fixed-income investments. The dif-ference in the returns for these two Funds is therefore highly dependent on the divergent returns of stocks and bonds. Over the last year, equities have outperformed bonds by a large measure, particularly after impressive gains in June and July. In August, however, the stock market, as represented by the S&P 500, dropped 5.3% while bonds, as measured by the Lehman Brothers Long Govern-ment Bond Index, fell by only 0.4%. As a result, the spread of returns for the Funds converged somewhat.

WHAT FACTORS COME INTO PLAY WHEN SHIFTING ASSETS BETWEEN THE FUNDS' INVESTMENT OPTIONS? DO YOU SHIFT INTO UNDERVALUED CLASSES (A MORE AGGRESSIVE APPROACH) OR AWAY FROM OVERVALUED CLASSES (A MORE DEFENSIVE OR CONSERVATIVE APPROACH)?

The majority of each Fund's allocation is determined by a long-term strategic view. This long-term view is generally not greatly affected by short-term mar-ket swings. The Funds, however, do make tactical allocations to take advantage of shorter-term market conditions. Such tactical allocations are important, but they play a smaller role than the long-term view.

Each Fund's strategic allocations are primarily influenced by the level of risk tolerance for each Fund. As such, the LifePath 2000 Fund has a much more con-servative allocation than the LifePath

                                    INVESTMENT ADVISOR DISCUSSION

--------------------
2040 Fund. Within each Fund's strategic allocation, tactical allocations at-tempt to take advantage of short-term market conditions if those conditions make one asset class more attractive on a risk and return basis than another. In other words, whether an asset is overvalued or undervalued is not as impor-tant as its relative valuation versus alternative permissible investments.

In the beginning of the period, the Funds made small shifts into bonds as the stock market rose. This is not to say that the equity market was "overvalued", but the higher value of stocks did make bonds more attractive in relation to the risks stocks entail as opposed to bonds. After the bond market rallied, the equation shifted again, with stocks again becoming more attractive and the al-locations gradually shifting closer to what they were at the beginning of the period. The overall strategic targets remain very steady.

THROUGHOUT THE LIFE OF A FUND, ARE ALLOCATION SHIFTS MORE STRATEGIC OR TACTICAL IN NATURE?

The majority of allocation shifts are strategic in nature, in other words, they are made with a long-term perspective. As a Fund ages, the allocation of its assets becomes more conservative. Forty years from now, the strategic alloca-tion of LifePath 2040 will look very similar to the strategic allocation of today's LifePath 2000. Tactical allocations are responsible for a much smaller portion of the allocation shifts. The weight given to these tactical moves is the same for each of the five Funds. Tactical shifts for the more aggressive, longer-dated Funds tend to be between stocks, bonds and cash. For the shorter-duration Funds, tactical allocations tend to be shifts between longer-duration bonds, shorter duration bonds and cash.

GENERALLY SPEAKING, HOW DID THE TACTICAL ALLOCATIONS SHIFT DURING THE REPORTING PERIOD?

In broad terms, we can look at the Fixed-Income and Equity Models. These are asset allocation models without the more narrowly focused asset classes the LifePath Funds may use. By looking at broad categories, we can see that the Fixed-Income Model became more conservative and the Equity Model less conserva-tive. The LifePath 2000, the Fund most heavily invested in fixed income securi-ties, began the six-month period with 100% investment in notes. By August 31, the allocation shifted to 60% notes and 40% cash. This reflected our belief that cash became relatively more attractive than bonds, particularly after the bond market's mild rally had run its course. The LifePath 2040 Fund, the Fund most heavily invested in US Equities, had 60% of its allocation in stocks and 40% in bonds in March. The period closed with 85% allocated to stocks and only 15% in bonds. This reflected the equity market's strong returns and attractive-ness relative to bonds.

     INVESTMENT ADVISOR DISCUSSION

--------------------
PERFORMANCE AT A GLANCE
PERFORMANCE AS OF 8/31/97___________________________AVERAGE ANNUAL TOTAL RETURNS

------------------------------------------------------------------
                                                             Since
                                                          03/01/94
 Class A Shares                            1 Year 3 Year Inception
------------------------------------------------------------------
  With Maximum 4.5% Sales Charge
  LifePath 2000                               n/a    n/a       n/a
------------------------------------------------------------------
  LifePath 2010                            14.50% 12.35%    10.64%
------------------------------------------------------------------
  LifePath 2020                            19.87% 15.34%    13.32%
------------------------------------------------------------------
  LifePath 2030                            23.70% 17.77%    15.31%
------------------------------------------------------------------
  LifePath 2040                            27.38% 20.00%    17.59%
------------------------------------------------------------------
  Without Sales Charge
  LifePath 2000                            12.24%  9.13%     7.76%
------------------------------------------------------------------
  LifePath 2010                            19.85% 14.09%    12.10%
------------------------------------------------------------------
  LifePath 2020                            25.50% 17.12%    14.82%
------------------------------------------------------------------
  LifePath 2030                            29.52% 19.59%    16.83%
------------------------------------------------------------------
  LifePath 2040                            33.38% 21.86%    19.14%
------------------------------------------------------------------
                                                             Since
                                                          03/01/94
 Class B Shares                            1 Year 3 Year Inception
------------------------------------------------------------------
  With Maximum Contingent Deferred Sales
   Charge(/1/)
  LifePath 2010                            13.98% 12.69%    10.82%
------------------------------------------------------------------
  LifePath 2020                            19.63% 15.74%    13.57%
------------------------------------------------------------------
  LifePath 2030                            23.52% 18.21%    15.58%
------------------------------------------------------------------
  LifePath 2040                            27.15% 20.42%    17.85%
------------------------------------------------------------------
  Without Contingent Deferred Sales Charge
  LifePath 2010                            18.98% 13.48%    11.48%
------------------------------------------------------------------
  LifePath 2020                            24.63% 16.48%    14.19%
------------------------------------------------------------------
  LifePath 2030                            28.52% 18.92%    16.18%
------------------------------------------------------------------
  LifePath 2040                            32.15% 21.11%    18.41%
------------------------------------------------------------------

(1) Assumes redemption on 8/31/97.

Past performance is not predictive of future results. The investment return and net asset value of shares of each Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.
Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming rein-vestment of dividends and capital gains distributions at net asset value. The Class B shares commenced operations on March 1, 1997. Historical performance for the Class B shares prior to March 1, 1997, reflects the performance of the Class A shares adjusted to reflect Class B expense levels in effect on this date.
Each Fund is a feeder fund of a corresponding LifePath Master Portfolio of Mas-ter Investment Portfolio which in turn buys the individual securities. Refer-ences to the Fund are understood to be references to the Fund or Master Portfo-lio as appropriate.

                                    INVESTMENT ADVISOR DISCUSSION

--------------------
ASSET CLASS MIX AS OF 8/31/97

--------------------------------------------------------------------------
                         LifePath  LifePath  LifePath  LifePath  LifePath
STOCKS                       2000      2010      2020      2030      2040
--------------------------------------------------------------------------
Large Capitalization--
 Value                       2.04%    12.35%    19.69%    24.11%    28.01%
--------------------------------------------------------------------------
Large Capitalization--
 Growth                      3.76     13.75     19.68     24.39     30.90
--------------------------------------------------------------------------
Medium Capitalization--
 Value                       2.95      2.86      3.22      3.73      3.76
--------------------------------------------------------------------------
Medium Capitalization--
 Growth                      2.56      2.71      2.93      3.53      3.52
--------------------------------------------------------------------------
Small Capitalization--
 Value                       0.49      0.31      0.46      0.49      0.43
--------------------------------------------------------------------------
Small Capitalization--
 Growth                      0.16      0.12      0.19      0.18      0.20
--------------------------------------------------------------------------
Micro Capitalization         0.03      0.02      0.03      0.03      0.03
--------------------------------------------------------------------------
Utilities                    0.62      0.34      0.40      0.44      0.27
--------------------------------------------------------------------------
Japan                        1.06      2.58      3.29      3.91      4.68
--------------------------------------------------------------------------
International (except
 Japan)                      5.43      7.70      9.80     12.70     12.86
--------------------------------------------------------------------------
BONDS
--------------------------------------------------------------------------
Long-Term Government         1.01      2.54      7.96     14.63      5.19
--------------------------------------------------------------------------
Long-Term Corporate          0.00      0.00      0.00      0.00      0.00
--------------------------------------------------------------------------
Intermediate-Term
 Government                 61.08     41.79     20.76      2.68      0.00
--------------------------------------------------------------------------
Intermediate-Term
 Corporate                   0.00      0.00      0.00      0.00      0.00
--------------------------------------------------------------------------
Mortgage-Backed              0.00      0.00      0.00      0.00      0.00
--------------------------------------------------------------------------
Foreign                      0.00      0.00      0.00      0.00      0.00
--------------------------------------------------------------------------
MONEY MARKET
--------------------------------------------------------------------------
U.S. Treasury Bills          6.65      4.97      3.04      2.14      0.47
--------------------------------------------------------------------------
Cash Equivalents             8.44      3.47      4.09      2.61      5.46
--------------------------------------------------------------------------
Repurchase Agreements        3.72      4.49      4.46      4.43      4.22
--------------------------------------------------------------------------
TOTAL                      100.00    100.00    100.00    100.00    100.00
--------------------------------------------------------------------------

Any differences between the percentages above and the percentages in the Port-folios of Investments are due to unsettled trades and allocations to large cap stocks through S&P 500 futures contracts.

     STATEMENT OF ASSETS & LIABILITIES AUGUST 31, 1997 (UNAUDITED)

--------------------

                                                           LifePath     LifePath
                                                               2000         2010
                                                               Fund         Fund
--------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
 In corresponding Master Portfolio, at market value
  (Note 1)                                             $ 73,299,742 $ 87,334,697
RECEIVABLES:
 Receivable from WFB (Note 2)                                   868       15,810
 Fund shares sold                                                 0      195,281
TOTAL ASSETS                                             73,300,610   87,545,788
LIABILITIES
PAYABLES:
 Due to sponsor and distributor                              25,950       29,161
 Due to WFB (Note 2)                                              0            0
 Capital shares redeemed                                    241,330       16,000
TOTAL LIABILITIES                                           267,280       45,161
TOTAL NET ASSETS                                       $ 73,033,330 $ 87,500,627
NET ASSETS CONSIST OF:
 Paid-in capital                                       $ 64,941,689 $ 69,800,146
 Undistributed net investment income                        494,090      425,586
 Undistributed net realized gain on investment            2,850,590    3,847,367
 Net unrealized appreciation of investments               4,746,961   13,427,528
TOTAL NET ASSETS                                       $ 73,033,330 $ 87,500,627
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER
 SHARE
Net Assets - Class A                                   $ 73,020,210 $ 85,323,652
Shares outstanding - Class A                              6,598,903    6,564,393
Net asset value and offering price per share - Class
 A                                                     $      11.07 $      13.00
Net Assets - Class B                                   $          0 $  2,150,029
Shares outstanding - Class B                                      0      166,615
Net asset value and offering price per share - Class
 B                                                     $          0 $      12.90
Net Assets - Institutional class                       $     13,120 $     26,946
Shares outstanding - Institutional class                      1,269        2,317
Net asset value and offering price per share -
 Institutional class                                   $      10.34 $      11.63
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------

     LifePath                         LifePath                                          LifePath
         2020                             2030                                              2040
         Fund                             Fund                                              Fund
---------------------------------------------------------

$ 161,964,621                    $ 116,999,983                                     $ 227,245,248
        5,031                                0                                                 0
       63,620                           93,241                                           459,340
  162,033,272                      117,093,224                                       227,704,588
       42,662                           31,973                                            51,307
            0                              460                                            37,564
        9,322                           11,300                                            13,290
       51,984                           43,733                                           102,161
$ 161,981,288                    $ 117,049,491                                     $ 227,602,427
$ 119,874,058                    $  82,560,364                                     $ 159,863,477
      572,596                          313,265                                           335,598
    7,087,529                        3,900,394                                        16,793,042
   34,447,105                       30,275,468                                        50,610,310
$ 161,981,288                    $ 117,049,491                                     $ 227,602,427
$ 156,819,332                    $ 112,370,680                                     $ 216,662,108
   11,061,708                        7,323,441                                        13,276,707
$       14.18                    $       15.34                                     $       16.32
$   5,085,729                    $   4,634,089                                     $  10,917,190
      362,842                          306,307                                           680,430
$       14.02                    $       15.13                                     $       16.04
$      76,227                    $      44,722                                     $      23,129
        5,685                            2,985                                             1,474
$       13.41                    $       14.98                                     $       15.69
------------------------------------------------------------------------------------------------

     STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED AUGUST 31, 1997
     (UNAUDITED)

--------------------

                                                     LifePath      LifePath
                                                         2000          2010
                                                         Fund          Fund
----------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER
 PORTFOLIO
 Dividends                                       $    178,747  $    406,770
 Interest                                         1,844,799       1,407,612
 Expenses                                            (214,541)     (234,290)
 NET INVESTMENT INCOME ALLOCATED FROM MASTER
  PORTFOLIO                                         1,809,005     1,580,092
EXPENSES (NOTE 2)
 Administration fee                                    38,977        42,594
 Shareholder servicing fees                            77,955        85,188
 Transfer agency fees                                  38,977        42,594
 Distribution costs - Class A                          97,428       105,634
 Distribution costs - Class B                               0         2,405
TOTAL EXPENSES                                        253,337       278,415
NET INVESTMENT INCOME                               1,555,668     1,301,677
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ALLOCATED FROM MASTER PORTFOLIO
 Net realized gain (loss) on sale of investments    1,554,934     2,095,596
 Net realized gain (loss) on sale of futures
  contracts                                                 0             0
NET REALIZED GAIN (LOSS) ON INVESTMENTS             1,554,934     2,095,596
CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
 ALLOCATED FROM MASTER PORTFOLIO
 Net change in unrealized appreciation
  (depreciation) of investments                       985,758     3,388,506
 Net change in unrealized appreciation
  (depreciation) of futures contracts                       0             0
CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS       985,758     3,388,506
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                 $  4,096,360  $  6,785,779
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------

    LifePath                        LifePath                                          LifePath
        2020                            2030                                              2040
        Fund                            Fund                                              Fund
---------------------------------------------------------

$  1,010,299                    $    870,801                                      $  1,866,421
   1,700,876                         801,605                                           636,115
    (420,039)                       (298,838)                                         (574,587)
   2,291,136                       1,373,568                                         1,927,949
      76,404                          54,356                                           104,526
     152,808                         108,711                                           209,051
      76,404                          54,356                                           104,526
     188,494                         133,577                                           256,525
       7,271                           6,773                                            14,283
     501,381                         357,773                                           688,911
   1,789,755                       1,015,795                                         1,239,038
   2,971,418                       1,471,096                                        10,509,033
           0                               0                                            10,453
   2,971,418                       1,471,096                                        10,519,486
  10,211,562                       9,586,351                                        13,657,251
           0                               0                                            (7,881)
  10,211,562                       9,586,351                                        13,649,370
$ 14,972,735                    $ 12,073,242                                      $ 25,407,894
-----------------------------------------------------------------------------------------------

     STATEMENTS OF CHANGES IN NET ASSETS

--------------------

                                                         LifePath 2000 Fund
                                         -----------------------------------
                                                  For the
                                         Six Months Ended            For the
                                          August 31, 1997         Year Ended
                                              (Unaudited)  February 28, 1997
-----------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                      $   1,555,668      $   3,636,851
 Net realized gain (loss) on sale of
  investments                                   1,554,934          2,732,074
 Net change in unrealized appreciation
  (depreciation) of investments                   985,758           (959,715)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      4,096,360          5,409,210
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
  Class A                                      (1,620,152)        (3,756,712)
  Class B                                               0                  0
  Institutional class                                   0               (570)
 From net realized gain from sale of
  investments
  Class A                                               0         (1,721,568)
  Class B                                               0                  0
  Institutional class                                   0            (48,077)
CAPITAL SHARES TRANSACTIONS:
 Proceeds from shares sold - Class A            5,553,171         37,948,187
 Reinvestment of dividends - Class A            1,573,478          5,135,618
 Cost of shares redeemed - Class A            (21,530,634)       (58,589,767)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                       (14,403,985)       (15,505,962)
 Proceeds from shares sold - Class B                    0                  0
 Reinvestment of dividends - Class B                    0                  0
 Cost of shares redeemed - Class B                      0                  0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                                 0                  0
 Proceeds from shares sold -
   Institutional class                                  0          1,267,997
 Reinvestment of dividends -
   Institutional class                                  0            208,022
 Cost of shares redeemed - Institutional
  class                                                 0        (18,222,796)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS                     0        (16,746,777)
INCREASE (DECREASE) IN NET ASSETS             (11,927,777)       (32,370,456)
NET ASSETS:
Beginning net assets                           84,961,107        117,331,563
ENDING NET ASSETS                           $  73,033,330      $  84,961,107
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------

                 LifePath 2010 Fund                      LifePath 2020 Fund
------------------------------------    --------------------------------------
         For the                                 For the
Six Months Ended             For the    Six Months Ended              For the
 August 31, 1997          Year Ended     August 31, 1997           Year Ended
     (Unaudited)   February 28, 1997         (Unaudited)    February 28, 1997
------------------------------------------------------------------------------

   $   1,301,677       $   2,438,078       $   1,789,755        $   3,165,347
       2,095,596           2,784,852           2,971,418            8,285,130
       3,388,506             704,734          10,211,562            3,932,094
       6,785,779           5,927,664          14,972,735           15,382,571
      (1,380,533)         (2,393,878)         (1,714,211)          (3,234,978)
          (2,719)                  0              (6,978)
            (791)             (1,673)               (911)              (1,862)
               0            (999,794)                  0           (4,457,911)
               0                   0                   0                    0
               0            (138,908)                  0              (97,440)
       8,936,604          34,070,450          15,923,959           52,706,149
       1,364,346           3,206,892           1,691,288            3,353,041
     (13,328,256)        (26,504,856)        (20,138,198)         (43,292,145)
      (3,027,306)         10,772,486          (2,522,951)          12,767,045
       2,141,903                   0           4,961,345                    0
           2,688                   0               6,754                    0
         (13,511)                  0             (10,106)                   0
       2,131,080                   0           4,957,993                    0
               0           2,529,219                   0            1,484,241
             791             289,983                 911              349,700
         (24,943)        (34,601,841)                (43)         (38,954,344)
         (24,152)        (31,782,639)                868          (37,120,403)
       4,481,358         (18,616,742)         15,686,545          (16,762,978)
      83,019,269         101,636,011         146,294,743          163,057,721
   $  87,500,627       $  83,019,269       $ 161,981,288        $ 146,294,743
------------------------------------------------------------------------------

     STATEMENTS OF CHANGES IN NET ASSETS

--------------------

                                                         LifePath 2030 Fund
                                         -----------------------------------
                                                  For the
                                         Six Months Ended            For the
                                          August 31, 1997         Year Ended
                                              (Unaudited)  February 28, 1997
-----------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                      $   1,015,795      $   1,657,635
 Net realized gain (loss) on sale of
  investments                                   1,471,096          4,461,859
 Net change in unrealized appreciation
  (depreciation) of investments                 9,586,351          5,090,075
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     12,073,242         11,209,569
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
  Class A                                        (935,793)        (1,710,475)
  Class B                                          (5,286)                 0
  Institutional class                                (745)            (5,645)
 From net realized gain from sale of
  investments
  Class A                                               0         (2,265,932)
  Class B                                               0                  0
  Institutional class                                   0            (61,335)
CAPITAL SHARES TRANSACTIONS:
 Proceeds from shares sold - Class A           10,979,502         30,971,697
 Reinvestment of dividends - Class A              928,424          3,826,842
 Cost of shares redeemed - Class A            (11,632,980)       (27,148,781)
NET INCREASE (DECREASE) IN NET SHARES
 OUTSTANDING -
 CLASS A                                          274,946          7,649,758
 Proceeds from shares sold - Class B            4,532,880                  0
 Reinvestment of dividends - Class B                5,305                  0
 Cost of shares redeemed - Class B                (14,442)                 0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                         4,523,743                  0
 Proceeds from shares sold -
   Institutional class                                  0          1,939,792
 Reinvestment of dividends -
   Institutional class                                745            188,977
 Cost of shares redeemed - Institutional
  class                                              (818)       (24,283,479)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS                   (73)       (22,154,710)
INCREASE (DECREASE) IN NET ASSETS              15,930,034         (7,338,770)
NET ASSETS:
Beginning net assets                          101,119,457        108,458,227
ENDING NET ASSETS                           $ 117,049,491      $ 101,119,457
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------

                                                          LifePath 2040 Fund
-----------------------------------------------------------------------------
         For the
Six Months Ended                                                      For the
 August 31, 1997                                                   Year Ended
     (Unaudited)                                            February 28, 1997
---------------------------------------------

   $   1,239,038                                                $   2,019,898
      10,519,486                                                   13,884,725
      13,649,370                                                   11,621,464
      25,407,894                                                   27,526,087
      (1,176,194)                                                  (2,045,803)
          (5,678)
            (152)                                                        (338)
               0                                                   (7,609,699)
               0                                                            0
               0                                                     (797,501)
      28,462,647                                                   76,803,382
       1,168,228                                                    2,589,866
     (26,583,537)                                                 (52,840,894)
       3,047,338                                                   26,552,354
      10,863,600                                                            0
           5,553                                                            0
        (120,011)                                                           0
      10,749,142                                                            0
               0                                                    1,917,732
             152                                                      248,730
               0                                                  (32,335,375)
             152                                                  (30,168,913)
      38,022,502                                                   13,456,187
     189,579,925                                                  176,123,738
   $ 227,602,427                                                $ 189,579,925
------------------------------------------------------------------------------

     FINANCIAL HIGHLIGHTS

--------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                                 LifePath 2000 Fund
                           -----------------------------------------------------------------------------------------------
                                Six Months Ended
                                 August 31, 1997              Year Ended               Year Ended              Year Ended
                                     (Unaudited)           Feb. 28, 1997            Feb. 29, 1996           Feb. 28, 1995
                           ----------------------  ----------------------  -----------------------  ----------------------
                             Class  Institutional    Class  Institutional     Class  Institutional    Class  Institutional
                                 A          Class        A          Class         A          Class        A          Class
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD       $ 10.71         $ 9.79  $ 10.64         $10.67  $   9.92        $  9.94  $ 10.00         $10.00
                           -------  -------------  -------  -------------  --------  -------------  -------  -------------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income        0.23           0.21     0.42           1.29      0.40           0.42     0.34           0.35
 Net realized and
  unrealized gain (loss)
  on investments              0.35           0.34     0.28          (0.60)     0.86           0.86    (0.14)         (0.12)
                           -------  -------------  -------  -------------  --------  -------------  -------  -------------
TOTAL FROM INVESTMENT
 OPERATIONS                   0.58           0.55     0.70           0.69      1.26           1.28     0.20           0.23
LESS DISTRIBUTIONS:
 Dividends from net
  investment income          (0.22)          0.00    (0.42)         (1.36)    (0.41)         (0.42)   (0.27)         (0.28)
 Distributions from net
  realized capital gains      0.00           0.00    (0.21)         (0.21)    (0.13)         (0.13)   (0.01)         (0.01)
                           -------  -------------  -------  -------------  --------  -------------  -------  -------------
TOTAL FROM DISTRIBUTIONS     (0.22)          0.00    (0.63)         (1.57)    (0.54)         (0.55)   (0.28)         (0.29)
                           -------  -------------  -------  -------------  --------  -------------  -------  -------------
NET ASSET VALUE, END OF
 PERIOD                    $ 11.07         $10.34  $ 10.71         $ 9.79  $  10.64        $ 10.67  $  9.92         $ 9.94
                           =======  =============  =======  =============  ========  =============  =======  =============
TOTAL RETURN (NOT
 ANNUALIZED)                  5.51%          5.62%    6.74%          7.23%    12.98%         13.19%    2.10%          2.38%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of
  period (000)             $73,020         $   13  $84,949         $   12  $100,070        $17,262  $54,617         $7,499
 Number of shares
  outstanding, end of
  period (000)               6,599              1    7,934              1     9,406          1,618    5,503            754
RATIOS TO AVERAGE NET
 ASSETS (ANNUALIZED):(/1/)
 Ratio of expenses to
  average net assets          1.20%          0.95%    1.20%          0.95%     1.20%          0.95%    1.20%          0.95%
 Ratio of net
  investment income to
  average net assets          4.00%          4.24%    3.93%          4.17%     4.00%          4.23%    4.62%          4.89%
---------------------------------------------------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

--------------------


                                                                            LifePath 2010 Fund
------------------------------------------------------------------------------------------------------
            Six Months Ended
             August 31, 1997               Year Ended              Year Ended              Year Ended
                 (Unaudited)            Feb. 28, 1997           Feb. 29, 1996           Feb. 28, 1995
------------------------------  ----------------------  ----------------------  ----------------------
  Class   Class  Institutional    Class  Institutional    Class  Institutional    Class  Institutional
      A       B          Class        A          Class        A          Class        A          Class
-------------------------------------------------------------------------------------------------------
$ 12.20  $12.02         $10.94  $ 11.42         $11.47  $  9.99        $ 10.02  $ 10.00        $ 10.00
-------  ------  -------------  -------  -------------  -------  -------------  -------  -------------
   0.19    0.03           0.22     0.34           1.57     0.32           0.34     0.34           0.33
   0.82    0.85           0.69     0.95          (0.36)    1.58           1.60    (0.02)          0.01
-------  ------  -------------  -------  -------------  -------  -------------  -------  -------------
   1.01    0.88           0.91     1.29           1.21     1.90           1.94     0.32           0.34
  (0.21)   0.00          (0.22)    0.34          (1.57)   (0.33)         (0.35)   (0.28)         (0.27)
   0.00    0.00           0.00    (0.17)         (0.17)   (0.14)         (0.14)   (0.05)         (0.05)
-------  ------  -------------  -------  -------------  -------  -------------  -------  -------------
  (0.21)   0.00          (0.22)   (0.51)         (1.74)   (0.47)         (0.49)   (0.33)         (0.32)
-------  ------  -------------  -------  -------------  -------  -------------  -------  -------------
$ 13.00  $12.90         $11.63  $ 12.20         $10.94  $ 11.42        $ 11.47  $  9.99        $ 10.02
=======  ======  =============  =======  =============  =======  =============  =======  =============
   8.34%   7.80%          8.45%  11.60 %         11.89%   19.40%         19.69%    3.31%          3.53%
$85,324  $2,150         $   27  $82,971         $   49  $67,178        $34,458  $36,764        $13,028
  6,564     167              2    6,801              4    5,883          3,004    3,679          1,300
   1.20%   1.70%          0.95%    1.20%          0.95%    1.20%          0.95%    1.20%          0.95%
   3.06%   2.56%          3.32%    3.16%          3.41%    3.06%          3.27%    4.40%          4.61%
-------------------------------------------------------------------------------------------------------

     FINANCIAL HIGHLIGHTS

--------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                        LifePath 2020 Fund
                           ---------------------------------------------------------------------------------------
                                           Six Months
                                                Ended
                                      August 31, 1997           Year Ended          Year Ended         Year Ended
                                          (Unaudited)        Feb. 28, 1997       Feb. 29, 1996      Feb. 28, 1995
                           ----------------------------  ------------------  ------------------  -----------------
                                               Institu-            Institu-            Institu-           Institu-
                              Class     Class    tional     Class    tional     Class    tional    Class    tional
                                  A         B     Class         A     Class         A     Class        A     Class
-------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF PERIOD      $  12.98  $  12.79  $  12.28  $  11.98  $  11.98  $  10.17  $  10.17  $ 10.00  $  10.00
                           --------  --------  --------  --------  --------  --------  --------  -------  --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income         0.16      0.03      0.17      0.27      0.96      0.27      0.29     0.28      0.30
 Net realized and
  unrealized gain on
  investments                  1.19      1.20      1.12      1.43      0.72      2.03      2.03     0.12      0.12
                           --------  --------  --------  --------  --------  --------  --------  -------  --------
 TOTAL FROM INVESTMENT
  OPERATIONS                   1.35      1.23      1.29      1.70      1.68      2.30      2.32     0.40      0.42
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income           (0.15)     0.00     (0.16)    (0.28)    (0.96)    (0.28)    (0.30)   (0.23)    (0.25)
 Distributions from net
  realized capital gains       0.00      0.00      0.00     (0.42)    (0.42)    (0.21)    (0.21)   0 .00      0.00
                           --------  --------  --------  --------  --------  --------  --------  -------  --------
 TOTAL FROM DISTRIBUTIONS     (0.15)     0.00     (0.16)    (0.70)    (1.38)    (0.49)    (0.51)   (0.23)    (0.25)
                           --------  --------  --------  --------  --------  --------  --------  -------  --------
 NET ASSET VALUE, END OF
  PERIOD                   $  14.18    $14.02    $13.41  $  12.98    $12.28  $  11.98   $ 11.98  $ 10.17   $ 10.17
                           ========  ========  ========  ========  ========  ========  ========  =======  ========
 TOTAL RETURN (NOT
  ANNUALIZED)                 10.52%     9.96%    10.61%   14.65 %    15.14%    22.94%    23.18%    4.12%     4.39%
 RATIOS/SUPPLEMENTAL
  DATA:
 Net assets, end of
  period (000)             $156,819    $5,086    $   76  $146,226    $   69  $122,488   $40,570  $66,036   $16,618
 Number of shares
  outstanding, end of
  period (000)               11,062       363         6    11,264         6    10,224     3,385    6,494     1,634
 RATIOS TO AVERAGE NET
  ASSETS
  (ANNUALIZED):(/1/)
 Ratio of expenses to
  average net assets           1.20%     1.70%     0.95%     1.20%     0.95%     1.20%     0.95%    0.95%     0.95%
 Ratio of net investment
  income to average net
  assets                       2.35%     1.85%     2.60%     2.33%     2.57%     2.45%     2.68%    3.64%     3.88%
-------------------------------------------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

--------------------


                                                             LifePath 2030 Fund
---------------------------------------------------------------------------------------
                Six Months
                     Ended
           August 31, 1997           Year Ended          Year Ended         Year Ended
               (Unaudited)        Feb. 28, 1997       Feb. 29, 1996       Feb 28, 1995
----------------------------  ------------------  ------------------  -----------------
                    Institu-            Institu-            Institu-           Institu-
   Class     Class    tional     Class    tional     Class    tional    Class    tional
       A         B     Class         A     Class         A     Class        A     Class
----------------------------------------------------------------------------------------
$  13.83    $13.63    $13.70  $  12.34    $12.37   $ 10.17   $ 10.18  $ 10.00    $10.00
--------  --------  --------  --------  --------  --------  --------  -------  --------
    0.14       .02      0.16      0.22      0.49      0.21      0.23     0.26      0.29
    1.50      1.48      1.37      1.83      1.66      2.45      2.47     0.13      0.14
--------  --------  --------  --------  --------  --------  --------  -------  --------
    1.64      1.50      1.53      2.05      2.15      2.66      2.70     0.39      0.43
   (0.13)     0.00     (0.25)    (0.23)    (0.49)    (0.22)    (0.24)   (0.22)    (0.25)
    0.00      0.00      0.00     (0.33)    (0.33)    (0.27)    (0.27)    0.00      0.00
--------  --------  --------  --------  --------  --------  --------  -------  --------
   (0.13)     0.00     (0.25)    (0.56)    (0.82)    (0.49)    (0.51)   (0.22)    (0.25)
--------  --------  --------  --------  --------  --------  --------  -------  --------
$  15.34    $15.13    $14.98  $  13.83    $13.70   $ 12.34   $ 12.37  $ 10.17    $10.18
========  ========  ========  ========  ========  ========  ========  =======  ========
   11.92%    11.30%    11.39%    17.01%    18.13%    26.53%    26.88%    4.03%     4.42%
$112,371    $4,634    $   45  $101,078    $   41   $83,012   $25,447  $41,153    $9,682
   7,323       306         3     7,307         3     6,728     2,058    4,045       951
    1.20%     1.70%     0.95%     1.20%     0.95%     1.20%     0.95%    1.20%     0.95%
    1.88%     1.38%     2.10%     1.81%     2.06%     1.92%     2.15%    3.35%     3.59%
----------------------------------------------------------------------------------------

     FINANCIAL HIGHLIGHTS

--------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                                      LifePath 2040 Fund
                      ----------------------------------------------------------------------------------------------------------
                                    Six Months Ended
                                     August 31, 1997                Year Ended               Year Ended              Year Ended
                                         (Unaudited)             Feb. 28, 1997            Feb. 29, 1996           Feb. 28, 1995
                      --------------------------------  -----------------------  -----------------------  ----------------------
                         Class    Class  Institutional     Class  Institutional     Class  Institutional    Class  Institutional
                             A        B          Class         A          Class         A          Class        A          Class
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD  $  14.50  $ 14.29         $13.94  $  12.84         $12.86  $  10.37        $ 10.37  $ 10.00         $10.00
                      --------  -------  -------------  --------  -------------  --------  -------------  -------  -------------
INCOME FROM
 INVESTMENT
 OPERATIONS:
 Net investment
  income                  0.09     0.01           0.11      0.16           0.63      0.15           0.17     0.18           0.20
 Net realized and
  unrealized gain on
  investments             1.82     1.74           1.74      2.35           1.78      2.82           2.84     0.34           0.34
                      --------  -------  -------------  --------  -------------  --------  -------------  -------  -------------
TOTAL FROM
 INVESTMENT
 OPERATIONS               1.91     1.75           1.85      2.51           2.41      2.97           3.01     0.52           0.54
LESS DISTRIBUTIONS:
 Dividends from net
  investment income      (0.09)    0.00          (0.10)    (0.16)         (0.64)    (0.16)         (0.18)   (0.15)         (0.17)
 Distributions from
  net realized
  capital gains           0.00     0.00           0.00     (0.69)         (0.69)    (0.34)         (0.34)       0              0
                      --------  -------  -------------  --------  -------------  --------  -------------  -------  -------------
TOTAL FROM
 DISTRIBUTIONS           (0.09)    0.00          (0.10)    (0.85)         (1.33)    (0.50)         (0.52)   (0.15)         (0.17)
                      --------  -------  -------------  --------  -------------  --------  -------------  -------  -------------
NET ASSET VALUE, END
 OF PERIOD            $  16.32  $ 16.04         $15.69  $  14.50         $13.94  $  12.84        $ 12.86  $ 10.37         $10.37
                      ========  =======  =============  ========  =============  ========  =============  =======  =============
TOTAL RETURN (NOT
 ANNUALIZED)             13.22%    7.41%         13.36%    20.17%         19.89%    28.91%         29.32%    5.26%          5.55%
RATIOS/SUPPLEMENTAL DATA:
 Net assets,
  end of period
  (000)               $216,662  $10,917         $   23  $189,560         $   20  $142,738        $33,386  $56,737         $9,976
 Number of shares
  outstanding, end
  of period (000)       13,277      680              1    13,073              1    11,114          2,596    5,472            962
RATIOS TO AVERAGE NET
 ASSETS (ANNUALIZED):(/1/)
 Ratio of expenses
  to average net
  assets                  1.20%    1.70%          0.95%     1.20%          0.95%     1.20%          0.95%    1.20%          0.95%
 Ratio of net
  investment income
  to average net
  assets                  1.20%    0.70%          1.45%     1.22%          1.47%     1.29%          1.53%    2.35%          2.61%
---------------------------------------------------------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these Financial Statements.

                        NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
--------------------
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment com-pany. The Trust was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993. The Trust currently is-sues separate funds, which commenced operations on March 1, 1994: LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds (each, a "Fund," collectively, the "Funds").

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment compa-nies. The preparation of financial statements in conformity with generally ac-cepted accounting principles requires management to make estimates and assump-tions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each Fund is authorized to issue three classes of shares: Class A, Class B and an Institutional Class. On March 1, 1997, the Retail Class' name was changed to Class A and the Fund commenced offering Class B shares. The three classes of shares differ principally in their respective distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class. Divi-dends are declared separately for each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. Nei-ther class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses, including distribution fees and from the weightings of pro rata income and gain allocations.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a

     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------
"Master Portfolio") of Master Investment Portfolio ("MIP"). Each Master Portfo-lio has the same investment objective as the Fund bearing the corresponding name. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (61.41%, 47.04%, 56.06%, 61.70%, and 70.68%) for the LifePath 2000, LifePath
2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds, respectively, at August 31, 1997. The Master Portfolios invest in a wide range of U.S. and for-eign equity, debt securities and money market instruments. Each Master Portfo-lio follows an asset allocation strategy among three broad investing classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. The equity securities of the Master Port-folios are valued at the last reported sale price on the primary securities ex-change or national securities market on which such securities are traded. Secu-rities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Debt securities, other than those matur-ing in 60 days or less, are valued at the latest quoted bid price. Any securi-ties, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in ac-cordance with policies approved by the Master Portfolios' Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for by each Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by each Master Portfolio as follows: dividend income is recognized on the ex-divi-dend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities de-livered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code"). All net investment income and realized and unrealized capital gains and losses of each Master Portfolio are allocated as required by the Code.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfo-lio, including the Portfolio of Investments, are included elsewhere in this re-port and should be read in conjunction with the corresponding Fund's financial statements.

                        NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Each Fund declares and pays dividends to shareholders from net investment in-come quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal in-come tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to investment companies, as set forth in the Code, and to make distributions of investment company taxable income and net capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

ORGANIZATION EXPENSES

Stephens Inc. ("Stephens"), the Funds' co-administrator, sponsor and distribu-tor, has incurred all expenses in connection with the Funds' organization and initial registration.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an agreement on behalf of the Funds with Wells Fargo Bank ("WFB") to provide transfer and dividend disbursing agency services. For providing the transfer and dividend disbursing agency services, the Trust has agreed to pay a monthly fee at the annual rate of 0.10% of each Fund's average daily net assets.

On behalf of the Funds, the Trust may enter into servicing agreements with cer-tain financial institutions, securities dealers and other industry profession-als (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. For the services provided pursuant to a Share-holder Servicing Agreement, the Trust may pay each Shareholder Servicing Agent a fee of up to 0.20% of the average daily net asset value of each Fund's shares beneficially owned by customers of the Shareholder Servicing Agent. The Trust has entered into a Shareholder Servicing Agreement with Barclays Global Invest-ors, N.A. ("BGI").

The Trust has entered into an agreement with Stephens on behalf of Class A and Class B shares for distribution services and has

     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------
adopted Plans of Distribution pursuant to Rule 12b-1 under the 1940 Act, whereby Stephens may be compensated for services rendered and reimbursed for expenses incurred. For providing these services, Stephens is entitled to re-ceive 0.25% of the average daily net assets of Class A shares on an annual ba-sis and 0.75% of the average daily net assets on an annual basis.

Investors Bank & Trust Company ("IBT") serves as the custodian to each Fund and its corresponding Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a sepa-rate fee from WFB for its services as Sub-Administrator of the Funds.

The Trust has entered into administration services arrangements with WFB and Stephens, as co- administrators, who have agreed jointly to provide general administration services to the Funds, such as managing and coordinating third-party service relationships. Under the new arrangement, WFB and Stephens are entitled to receive for these services a combined fee (expressed as a percent-age of average daily net assets) from each Fund of 0.10%. This fee is an "all-in" or "semi-unified" fee and WFB and Stephens, in consideration thereof, have agreed to bear all of the Funds' ordinary operating expenses, excluding, gen-erally, advisory fees and costs related to securities transactions. WFB and Stephens may delegate certain of their administration duties to sub-adminis-trators.

Certain officers and directors of the Trust are also officers of Stephens. At August 31, 1997, these officers of Stephens collectively owned less than 1% of the Funds' outstanding shares.

                    NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

--------------------
3. CAPITAL SHARE TRANSACTIONS

As of August 31, 1997, the Trust has authorized an unlimited number of shares of beneficial interest. Transactions in capital shares for each Fund were as follows:

                                                      LifePath 2000 Fund
                                       ----------------------------------
                                           For the Six
                                          Months Ended            For the
                                       August 31, 1997         Year Ended
                                           (Unaudited)  February 28, 1997
--------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold - Class A                         508,624          3,580,908
 Shares issued in reinvestments of
  dividends - Class A                          147,167            486,593
 Shares redeemed - Class A                  (1,990,978)        (5,539,884)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -CLASS A                       (1,335,187)        (1,472,383)
 Shares sold - Class B                               0                  0
 Shares issued in reinvestments of
  dividends - Class B                                0                  0
 Shares redeemed - Class B                           0                  0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS B                               0                  0
 Shares sold - Institutional Class                   0            119,465
 Shares issued in reinvestments of
  dividends -Institutional Class                     0             19,942
 Shares redeemed - Institutional Class               0         (1,755,819)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -INSTITUTIONAL CLASS                    0         (1,616,412)
                                                      LifePath 2010 Fund
                                       ----------------------------------
                                           For the Six
                                          Months Ended            For the
                                       August 31, 1997         Year Ended
                                           (Unaudited)  February 28, 1997
--------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold - Class A                         711,780          2,915,095
 Shares issued in reinvestments of
  dividends - Class A                          110,777            275,092
 Shares redeemed - Class A                  (1,059,450)        (2,272,271)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS A                        (236,893)           917,916
 Shares sold - Class B                         167,449                  0
 Shares issued in reinvestments of
  dividends - Class B                              212                  0
 Shares redeemed - Class B                      (1,046)                 0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - CLASS B                         166,615                  0
 Shares sold - Institutional Class                   0            221,309
 Shares issued in reinvestments of
  dividends -Institutional Class                    72             25,767
 Shares redeemed - Institutional Class          (2,198)        (3,246,296)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -INSTITUTIONAL CLASS               (2,126)        (2,999,220)

     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------

                                                      LifePath 2020 Fund
                                       ----------------------------------
                                           For the Six
                                          Months Ended            For the
                                       August 31, 1997         Year Ended
                                           (Unaudited)  February 28, 1997
--------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold - Class A                       1,159,872          4,270,394
 Shares issued in reinvestments of
  dividends - Class A                          127,107            275,620
 Shares redeemed - Class A                  (1,489,098)        (3,506,234)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -CLASS A                         (202,119)         1,039,780
 Shares sold - Class B                         363,082                  0
 Shares issued in reinvestments of
  dividends - Class B                              487                  0
 Shares redeemed - Class B                        (727)                 0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -CLASS B                          362,842                  0
 Shares sold - Institutional Class                   0            124,129
 Shares issued in reinvestments of
  dividends -Institutional Class                    73             29,678
 Shares redeemed - Institutional Class              (3)        (3,533,425)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - INSTITUTIONAL CLASS                  70         (3,379,618)
                                                      LifePath 2030 Fund
                                       ----------------------------------
                                           For the Six
                                          Months Ended            For the
                                       August 31, 1997         Year Ended
                                           (Unaudited)  February 28, 1997
--------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold - Class A                         750,536          2,403,224
 Shares issued in reinvestments of
  dividends - Class A                           64,744            296,195
 Shares redeemed - Class A                    (798,644)        (2,120,516)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -CLASS A                           16,636            578,903
 Shares sold - Class B                         306,891                  0
 Shares issued in reinvestments of
  dividends - Class B                              355                  0
 Shares redeemed - Class B                        (939)                 0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -CLASS B                          306,307                  0
 Shares sold - Institutional Class                   0            156,936
 Shares issued in reinvestments of
  dividends -Institutional Class                    55             15,512
 Shares redeemed - Institutional Class             (60)        (2,227,326)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - INSTITUTIONAL CLASS                  (5)        (2,054,878)

                    NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

--------------------

                                                      LifePath 2040 Fund
                                       ----------------------------------
                                           For the Six
                                          Months Ended            For the
                                       August 31, 1997         Year Ended
                                           (Unaudited)  February 28, 1997
--------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold - Class A                       1,837,582          5,678,582
 Shares issued in reinvestments of
  dividends - Class A                           77,145            196,508
 Shares redeemed - Class A                  (1,711,392)        (3,916,082)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -CLASS A                          203,335          1,959,008
 Shares sold - Class B                         687,879                  0
 Shares issued in reinvestments of
  dividends - Class B                              350                  0
 Shares redeemed - Class B                      (7,799)                 0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -CLASS B                          680,430                  0
 Shares sold - Institutional Class                   0            148,636
 Shares issued in reinvestments of
  dividends -Institutional Class                    10             19,679
 Shares redeemed - Institutional Class               0         (2,763,338)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING - INSTITUTIONAL CLASS                  10         (2,595,023)

4.PORTFOLIO SECURITIES LOANED

As of August 31, 1997, certain Master Portfolios had loaned securities which were collateralized by cash, money market mutual funds, and repurchase agreements. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral are disclosed in the corresponding Master Investment Portfolio financial statements.

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS
PERCENT OF NET ASSETS                           21.51%                   46.15%
LARGE CAP GROWTH STOCKS
PERCENT OF NET ASSETS                            4.24%                   14.85%
3Com Corp*                          1,875 $     93,633       2,629 $    131,286
Abbott Laboratories                 1,011       60,597       6,135      367,717
Adobe Systems Inc                     120        4,732         540       21,275
Aeroquip-Vickers Inc                   50        2,794         232       12,963
Air Products & Chemicals Inc          125       10,195         902       73,569
Allegheny Teledyne Inc                256        7,904       1,464       45,201
Allied Signal Inc                     449       37,071       2,213      182,711
ALZA Corp*                            118        3,422         663       19,227
American Express Corp                 741       57,613       3,760      292,340
American Home Products Corp         1,038       74,736       5,085      366,120
American International Group
 Inc                                1,064      100,368       5,552      523,970
Ameritech Corp                        833       52,219       4,319      270,747
Amgen Inc                             366       18,140       2,078      102,991
Anadarko Petroleum Corp               439       32,239         500       36,719
Andrew Corp*                          156        3,881         726       18,047
Anheuser-Busch Inc                    632       26,939       3,892      165,897
Applied Materials Inc*                250       23,594       1,446      136,466
Armco Inc*                            107          635         908        5,391
Autodesk Inc                           84        3,675         395       17,281
Automatic Data Processing             396       18,043       2,364      107,710
Avery Dennison Corp                    96        3,942         822       33,753
Avon Products Inc                     154        9,866       1,031       66,048
Baxter International Inc              459       24,413       2,178      115,842
Bay Networks*                         293       10,365       1,591       56,282
Becton Dickinson & Co                 154        7,382       1,034       49,567
Biomet Inc                            127        2,635         979       20,314
Block (H R) Inc                       111        4,357         884       34,697
Boston Scientific Corp*               293       20,657       1,586      111,813
Bristol-Myers Squibb Co             1,442      109,592       7,873      598,348
Cabletron Systems Inc*                250        7,563       1,268       38,357
Cardinal Health Inc                   112        7,387         844       55,915
Ceridian Corp*                        127        4,389         599       20,703
Charles Schwab & Co Inc               178        7,554       1,424       60,431
Chase Manhattan Bank                  511       56,817       3,454      384,042
Cisco Systems Inc*                    848       63,918       5,211      392,779
Clorox Co                              45        5,906         432       56,700
Coca-Cola Co                        3,632      208,159      19,649    1,126,133
Cognizant Corp                        173        7,266       1,362       57,204
Colgate-Palmolive Co                  366       22,967       2,333      146,396
Comcast Corp Class A                  440       10,313       2,797       65,555
Compaq Computer Corp*                 980       64,190       5,418      354,847
Computer Associates
 International Inc                    428       28,623       2,892      193,403

--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
                   64.91%                   78.80%                   93.50%
                   21.40%                   26.15%                   34.13%
      6,041  $    301,672       4,831 $    241,248      10,498 $    524,244
     13,709       821,683      11,021      660,571      24,418    1,463,554
      1,266        49,829       1,015       39,964       2,292       90,248
        523        29,223         413       23,076         953       53,249
      1,973       160,923       1,597      130,255       3,500      285,469
      3,122        96,392       2,472       76,323       5,628      173,765
      5,063       418,014       4,065      335,617       8,935      737,696
      1,428        41,412       1,074       31,146       2,756       79,924
      8,431       655,510       6,707      521,469      14,933    1,161,041
     11,458       824,976       9,176      660,672      20,351    1,465,272
     12,479     1,177,660      10,147      957,577      22,189    2,094,088
      9,766       612,206       7,854      492,348      17,309    1,085,058
      4,848       240,279       3,881      192,352       8,542      423,363
      1,101        80,855         946       69,472       1,715      125,945
      1,568        39,004       1,252       31,131       3,035       75,483
      8,844       376,976       7,214      307,497      15,660      667,508
      3,173       299,452       2,629      248,112       5,681      536,144
      1,837        10,907       1,271        7,547       3,282       19,487
        922        40,338         624       27,300       1,544       67,550
      5,284       240,752       4,245      193,413       9,399      428,242
      1,818        74,652       1,484       60,937       3,315      136,122
      2,410       154,391       1,925      123,320       4,219      270,280
      5,035       267,799       4,026      214,133       8,940      475,496
      3,561       125,970       2,814       99,545       6,387      225,940
      2,248       107,764       1,742       83,507       3,883      186,141
      2,134        44,281       1,561       32,391       3,590       74,493
      1,880        73,790       1,468       57,619       3,330      130,703
      3,511       247,526       2,828      199,374       6,232      439,356
     17,755     1,349,380      14,217    1,080,492      31,544    2,397,344
      2,737        82,794       2,285       69,121       4,985      150,796
      1,931       127,896       1,598      105,868       3,496      231,577
      1,436        49,632       1,113       38,468       2,611       90,243
      3,194       135,545       2,504      106,264       5,603      237,777
      7,639       849,361       6,092      677,354      13,588    1,510,816
     11,798       889,274       9,420      710,033      20,910    1,576,091
        953       125,081         711       93,319       1,623      213,019
     43,963     2,519,629      35,231    2,019,177      78,262    4,485,391
      3,005       126,210       2,348       98,616       5,409      227,178
      5,321       333,893       4,333      271,896       9,269      581,630
      6,374       149,391       4,887      114,539      11,266      264,047
     12,125       794,188       9,735      637,643      21,668    1,419,222
      6,559       438,633       5,309      355,039      11,482      767,859

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                      LifePath 2000            LifePath 2010
                           ------------------------ ------------------------
                                Shares        Value      Shares        Value

----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Computer Sciences Corp*            138 $     10,264         633 $     47,079
ConAgra Inc                        284       18,265       1,914      123,094
Corning Inc                        311       16,444       1,845       97,554
CPC International Inc              137       12,210       1,120       99,820
CUC International Inc*             515       12,103       3,355       78,831
CVS Corp                           640       36,080       1,334       75,204
Dayton-Hudson Corp                 275       15,675       1,752       99,864
Dell Computer Corp*                340       27,901       2,648      217,302
Dover Corp                         150       10,359         927       64,021
Dun & Bradstreet Corp              173        4,844       1,462       40,936
DuPont (E I) de Nemours          1,592       99,202       8,944      557,323
Eastman Kodak Co                   379       24,777       2,634      172,198
Ecolab Inc                          60        2,704         476       21,450
EMC Corp*                          308       15,804       1,946       99,854
Equifax Inc                      1,410       41,507       1,400       41,213
Federal National Mortgage
 Assn                            1,416       62,304       8,385      368,940
Fifth Third Bancorp                266       15,561       1,317       77,045
First Data Corp                    544       22,338       3,612      148,318
Fort James Corp                    568       23,856       1,166       48,972
Foster Wheeler Corp                100        4,569         323       14,757
Freeport-McMoRan Copper &
 Gold Inc Class A                   38        1,017          28          749
Freeport-McMoRan Copper &
 Gold Inc Class B                  222        6,216       1,597       44,716
Gannett Co Inc                     133       12,959       1,163      113,320
Gap Inc                            308       13,687       2,224       98,829
General Electric Co              4,644      290,250      25,997    1,624,813
General Mills Inc                  203       13,017       1,265       81,118
Gillette Co                        697       57,737       4,434      367,207
Grace (W R) Co                      39        2,684         605       41,632
GTE Corp                         1,326       59,090       7,539      335,957
Guidant Corp                        50        4,391         623       54,707
Halliburton Co                     250       11,938       2,014       96,169
Healthsouth Corp*                  488       12,170       2,697       67,256
Heinz (H J) Co                     474       19,730       2,982      124,126
Hercules Inc                        88        4,549         835       43,159
Hershey Foods Corp                 208       11,102       1,193       63,676
Hilton Hotels Corp                 293        8,991       2,004       61,498
Home Depot Inc                   1,152       54,360       5,762      271,895
Honeywell Inc                      179       12,373         985       68,088
Illinois Tool Works Inc            348       16,835       2,006       97,040
Intel Corp                       2,332      214,836      13,010    1,198,546
International Flavors &
 Fragrances                        171        8,742         897       45,859
Interpublic Group Cos Inc          123        5,996         976       47,580
Johnson & Johnson                1,876      106,346      10,532      597,033
Jostens Inc                        105        2,533         263        6,345
Kellogg Co                         438       19,601       3,284      146,959

--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      1,399  $    104,051       1,143 $     85,011       2,498 $    185,789
      4,298       276,415       3,507      225,544       7,673      493,470
      4,206       222,392       3,312      175,122       7,238      382,709
      2,639       235,201       2,079      185,291       4,551      405,608
      7,395       173,783       5,749      135,090      13,125      308,438
      3,046       171,718       2,425      136,709       5,406      304,763
      3,909       222,813       3,207      182,799       6,952      396,264
      5,970       489,913       4,774      391,766      10,588      868,878
      2,014       139,092       1,578      108,981       3,577      247,037
      3,170        88,760       2,421       67,788       5,545      155,260
     20,064     1,250,238      16,098    1,003,107      35,608    2,218,824
      5,789       378,456       4,758      311,054      10,333      675,520
      1,175        52,948         933       42,043       2,141       96,479
      4,496       230,701       3,620      185,751       7,945      407,678
      3,642       107,211       2,672       78,657       4,840      142,478
     18,859       829,796      15,133      665,852      33,496    1,473,824
      2,922       170,937       2,302      134,667       5,141      300,749
      8,102       332,688       6,491      266,537      14,170      581,856
      2,474       103,908       2,084       87,528       3,973      166,866
        691        31,570         554       25,311       1,292       59,028
         52         1,391          38        1,017         236        6,313
      3,543        99,204       2,804       78,512       6,437      180,236
      2,583       251,681       2,067      201,403       4,490      437,494
      4,920       218,633       4,019      178,594       8,838      392,739
     58,212     3,638,250      46,648    2,915,500     103,524    6,470,250
      2,969       190,387       2,282      146,333       5,177      331,975
      9,862       816,680       7,903      654,500      17,604    1,457,815
      1,263        86,910       1,174       80,786       2,386      164,187
     16,901       753,151      13,544      603,555      30,134    1,342,846
      1,334       117,142       1,031       90,535       2,423      212,770
      4,522       215,926       3,634      173,524       8,162      389,736
      6,150       153,366       4,868      121,396      11,100      276,806
      6,648       276,723       5,337      222,153      11,800      491,175
      1,817        93,916       1,391       71,897       3,271      169,070
      2,509       133,918       2,015      107,551       4,479      239,067
      4,521       138,738       3,514      107,836       7,991      245,224
     12,872       607,398      10,363      489,004      23,005    1,085,549
      2,261       156,292       1,861      128,642       4,076      281,754
      4,521       218,703       3,625      175,359       8,005      387,242
     29,064     2,677,521      23,356    2,151,672      51,712    4,763,968
      1,964       100,410       1,519       77,659       3,521      180,011
      2,200       107,250       1,770       86,288       3,969      193,489
     23,673     1,341,963      18,997    1,076,892      42,067    2,384,673
        650        15,681         538       12,979       1,237       29,843
      7,386       330,524       6,074      271,812      13,170      589,358

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Kimberly-Clark Corp                   762 $     36,147       4,418 $    209,579
Kroger Co*                            330        9,941       1,994       60,069
Lilly (Eli) & Co                      776       81,189       4,400      460,350
LSI Logic Corp*                       122        3,927       1,103       35,503
Lucent Technologies Inc               942       73,358       5,082      395,761
Marriott International                173       11,515       1,052       70,024
Marsh & McLennan Companies
 Inc                                  260       17,745       1,348       92,001
Mattel Inc                            358       11,971       2,292       76,639
MBNA Corp                             415       15,952       2,720      104,531
McDonald's Corp                       940       44,474       5,499      260,171
Medtronic Inc                         350       31,631       1,908      172,436
Merck & Co Inc                      1,722      158,101       9,525      874,514
Microsoft Corp*                     1,768      233,708       9,505    1,256,442
Millipore Corp                         50        2,475         357       17,672
Minnesota Mining &
 Manufacturing Co                     667       59,947       3,289      295,599
Monsanto Co                           715       31,415       4,731      207,868
Newell Co                             252        9,923       1,264       49,770
Newmont Mining Corp                   157        6,643       1,270       53,737
NextLevel Systems Inc*                150        3,009         142        2,849
Nike Inc Class B                      370       19,749       2,289      122,175
Northern Telecom Ltd                  290       28,746       2,077      205,883
Oracle Systems Corp*                1,265       48,209       7,704      293,715
Oryx Energy Co*                       195        5,155         797       21,071
Owens Corning Fiberglass
 Corp                                  26        1,055         389       15,779
Owens Illinois Inc*                   700       24,369       1,100       38,294
Pall Corp                             178        4,216       1,033       24,469
Parametric Technology Corp*           120        5,573         999       46,391
Pepsico Inc                         2,198       79,128      12,105      435,780
Perkin-Elmer Corp                      27        1,998         387       28,638
Pfizer Inc                          2,040      112,965      10,262      568,258
Philip Morris Co Inc                3,578      156,090      19,273      840,785
Pioneer Hi Bred
 International                        132       11,311         649       55,611
Pitney Bowes Inc                      152       11,609       1,161       88,671
Praxair Inc                           211       11,275       1,225       65,461
Procter & Gamble Co                   973      129,470       5,356      712,683
Quaker Oats Co                        136        6,392       1,116       52,452
Ralston-Ralston Purina Group          151       13,590         851       76,590
Raychem Corp                           25        2,327         386       35,922
Reebok International Ltd               95        4,174         405       17,795
Rite Aid Corp                         104        5,207       1,036       51,865
Rubbermaid Inc                        156        3,900       1,265       31,625
Sara Lee Corp                         613       24,673       3,850      154,963
SBC Communications Inc              1,214       66,011       7,249      394,164
Schering-Plough Corp                1,152       55,296       5,820      279,360
Schlumberger Ltd                      554       42,208       3,870      294,846

--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      9,954  $    472,193       7,978 $    378,456      17,688 $    839,075
      4,574       137,792       3,588      108,089       8,140      245,218
      9,852     1,030,766       7,863      822,666      17,506    1,831,565
      2,600        83,688       1,939       62,412       4,541      146,163
     11,353       884,115       9,107      709,208      20,170    1,570,739
      2,327       154,891       1,787      118,947       4,056      269,978
      3,040       207,480       2,368      161,616       5,360      365,820
      5,220       174,544       4,257      142,343       9,418      314,914
      6,029       231,721       4,866      187,037      10,749      413,165
     12,189       576,692       9,995      472,888      21,791    1,030,987
      4,322       390,601       3,432      310,167       7,549      682,241
     21,401     1,964,879      17,186    1,577,890      38,046    3,493,098
     21,215     2,804,358      17,006    2,247,981      37,822    4,999,596
        744        36,828         555       27,473       1,461       72,320
      7,354       660,941       5,932      533,139      13,110    1,178,261
     10,486       460,729       8,602      377,950      18,697      821,499
      2,845       112,022       2,273       89,499       5,086      200,261
      2,748       116,275       2,182       92,326       5,021      212,451
      2,378        47,709       1,838       36,875       4,656       93,411
      5,229       279,098       4,179      223,054       9,260      494,253
      4,567       452,704       3,737      370,430       8,184      811,239
     17,433       664,634      14,016      534,360      30,917    1,178,692
      1,783        47,138       1,338       35,373       3,502       92,584
        964        39,102         707       28,678       1,713       69,484
      1,400        48,738       1,700       59,181       3,500      121,844
      2,222        52,634       1,732       41,027       4,048       95,887
      2,321       107,781       1,821       84,563       4,108      190,765
     27,211       979,596      21,770      783,720      48,325    1,739,700
        745        55,130         612       45,288       1,420      105,080
     22,864     1,266,094      18,326    1,014,802      40,726    2,255,202
     43,124     1,881,285      34,574    1,508,291      76,652    3,343,944
      1,462       125,275       1,181      101,197       2,646      226,729
      2,648       202,241       2,078      158,707       4,716      360,185
      2,882       154,007       2,279      121,784       5,058      270,287
     12,000     1,596,750       9,630    1,281,392      21,324    2,837,425
      2,467       115,949       1,897       89,159       4,398      206,706
      1,951       175,590       1,549      139,410       3,375      303,750
        768        71,472         602       56,024       1,414      131,590
        984        43,235         882       38,753       1,807       79,395
      2,293       114,793       1,714       85,807       3,915      195,995
      2,701        67,525       2,102       52,550       4,897      122,425
      8,554       344,299       7,029      282,917      15,167      610,472
     16,145       877,884      12,971      705,298      28,826    1,567,414
     12,951       621,648      10,443      501,264      23,105    1,109,040
      8,796       670,145       6,992      532,703      15,588    1,187,611

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                      LifePath 2000            LifePath 2010
                           ------------------------ ------------------------
                                Shares        Value      Shares        Value

----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Shared Medical                      40 $      1,960         245 $     12,005
Stanley Works                      108        4,597         729       31,028
State Street Corp                1,438       71,720       1,500       74,813
Sun Microsystems Inc*              506       24,288       2,995      143,760
Sunamerica Inc                     600       32,325       1,100       59,263
Sysco Corp                         198        7,029       1,413       50,162
Tektronix Inc                      --           --          236       13,113
Tele-Communications Inc*         1,012       17,710       5,282       92,435
Tellabs Inc*                       250       14,922       1,405       83,861
Texas Instruments                  322       36,587       1,467      166,688
TJX Cos Inc New                    156        4,290       1,248       34,320
Tupperware Corp                     61        2,047         475       15,942
Tyco International Ltd             416       32,630       1,901      149,110
Union Pacific Resources
 Group                             321        8,025       1,951       48,775
United Technologies                296       23,107       1,901      148,397
Unocal Corp                        373       14,570       1,986       77,578
UST Inc                            284        8,201       1,550       44,756
U.S. Air Group*                    129        4,402         625       21,328
U.S. Bancorp                       336       29,421       2,003      175,388
Walgreen Co                        660       17,779       3,976      107,104
Wal-Mart Stores Inc              3,252      115,446      17,935      636,693
Warner Lambert Co                  368       46,759       2,182      277,250
Whitman Corp                        60        1,470         833       20,409
Winn Dixie                         160        5,390       1,146       38,606
Wrigley (Wm) Jr Co                 179       12,978         931       67,498
Xerox Corp                         471       35,561       2,603      196,527
                                       ------------             ------------
   TOTAL LARGE CAP GROWTH
                   STOCKS
                  - VALUE              $  5,059,589             $ 27,564,379
                   - COST              $  3,956,556             $ 18,334,202
LARGE CAP VALUE STOCKS
PERCENT OF NET ASSETS                         2.30%                   13.33%
Advanced Micro Devices*             94 $      3,519       1,025 $     38,373
Aetna Inc                          168       16,034       1,136      108,417
Ahmanson (H F) & Co                130        6,598         731       37,098
Airtouch Communications*           388       13,119       3,756      127,000
Alberto Culver Co Class B          --           --          461       13,455
Albertson's Inc                    194        6,669       1,877       64,522
Alcan Aluminum Ltd                 218        7,616       1,699       59,359
Allergan Inc                        62        2,007         477       15,443
Allstate Corp                      304       22,211       3,217      235,042
Alltel Corp                        121        3,827       1,358       42,947
Aluminum Co Of America             110        9,048       1,251      102,895
Amdahl Corp*                        77          948         982       12,091
Amerada Hess Corp                   38        2,209         711       41,327

--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
        437  $     21,413         346 $     16,954         767 $     37,583
      1,670        71,079       1,223       52,054       2,834      120,622
      3,770       188,029       2,900      144,638       5,580      278,303
      6,657       319,536       5,377      258,096      11,862      569,376
      2,400       129,300       1,900      102,363       4,200      226,275
      3,110       110,405       2,574       91,377       5,570      197,735
        582        32,337         415       23,058       1,032       57,341
     12,176       213,080       9,755      170,713      21,394      374,395
      3,236       193,149       2,627      156,799       5,811      346,844
      3,348       380,417       2,736      310,878       6,035      685,727
      2,764        76,010       2,190       60,225       5,042      138,655
      1,074        36,046         865       29,032       2,008       67,394
      4,395       344,733       3,538      277,512       7,834      614,479
      4,479       111,975       3,642       91,050       8,204      205,111
      4,220       329,424       3,472      271,033       7,449      581,488
      4,535       177,148       3,688      144,063       8,066      315,078
      3,268        94,364       2,503       72,274       5,945      171,662
      1,400        47,775       1,105       37,708       2,623       89,510
      4,547       398,147       3,480      304,718       6,917      605,670
      8,968       241,576       7,104      191,364      15,816      426,044
     40,183     1,426,497      32,259    1,145,195      71,485    2,537,718
      4,847       615,872       3,881      493,130       8,546    1,085,876
      1,948        47,726       1,420       34,790       3,310       81,095
      2,708        91,226       2,200       74,113       4,838      162,980
      2,148       155,730       1,682      121,945       3,712      269,120
      5,783       436,617       4,694      354,397      10,228      772,214
             ------------             ------------             ------------
             $ 61,832,074             $ 49,577,925             $109,730,714
             $ 41,109,613             $ 31,887,572             $ 78,818,436
                   21.41%                   25.86%                   30.93%
      2,635  $     98,648       2,021 $     75,661       4,269 $    159,821
      2,818       268,943       2,209      210,821       4,525      431,855
      1,808        91,756       1,515       76,886       3,066      155,600
      9,259       313,070       7,337      248,082      14,784      499,884
      1,054        30,764         842       24,576       1,682       49,093
      4,584       157,575       3,663      125,916       7,407      254,616
      4,207       146,982       3,342      116,761       6,860      239,671
      1,224        39,627         951       30,789       2,009       65,041
      8,136       594,437       6,422      469,207      12,991      949,155
      3,417       108,063       2,706       85,577       5,654      178,808
      3,152       259,252       2,514      206,777       5,205      428,111
      2,176        26,792       1,775       21,855       3,666       45,138
      1,731       100,614       1,381       80,271       2,838      164,959

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
American Electric Power Inc            98 $      4,281       1,370 $     59,852
American General Corp                 166        7,999       1,794       86,448
American Greetings Corp
 Class A                               30        1,043         574       19,947
American Stores Co                    250        5,922       2,072       49,081
Amoco Corp                            394       37,258       3,692      349,125
AMP Inc                               180        9,000       1,628       81,400
AMR Corp*                              33        3,325         656       66,092
Aon Corp                               60        3,056       1,240       63,163
Apache Corp                            62        2,461         720       28,575
Apple Computer Inc*                   130        2,828         936       20,358
Archer-Daniels-Midland Co             477       10,309       4,172       90,212
Armstrong World Industries
 Inc                                  --           --          276       18,889
ASARCO Inc                             23          707         284        8,733
Ashland Inc                           106        5,313         575       28,822
AT & T Corp                         1,245       48,555      12,000      468,000
Atlantic Richfield Corp               210       15,750       2,340      175,500
AutoZone Inc*                          50        1,413       1,146       32,375
Baker Hughes Inc                      121        5,127       1,233       52,248
Ball Corp                              52        1,710         184        6,049
Baltimore Gas And Electric
 Co                                   131        3,537       1,117       30,159
Banc One Corp                         415       22,254       4,242      227,477
Bank Of New York Inc                  278       12,406       2,841      126,780
BankAmerica Corp                      542       35,670       5,218      343,410
BankBoston Corporation                150       12,469       1,040       86,450
Bankers Trust Corp                     90        9,338         560       58,100
Bard (C R) Inc                         41        1,415         430       14,835
Barnett Banks Inc                     140        9,538       1,444       98,373
Barrick Gold Corp                     307        6,984       2,780       63,245
Battle Mountain Gold Co               328        1,866       1,859       10,573
Bausch & Lomb Inc                      54        2,217         367       15,070
Bell Atlantic Corp                    659       47,719       6,018      435,535
Bellsouth Corp                        838       36,872       7,333      322,652
Bemis Co                               40        1,758         427       18,761
Beneficial Corp                        42        3,006         430       30,772
Bethlehem Steel Corp*                  62          744         890       10,680
Beverly Enterprises*                   70        1,142         722       11,778
Black & Decker Corp                   122        4,674         721       27,623
Boeing Co                             800       43,550       7,293      397,013
Boise Cascade Corp                     67        2,651         379       14,994
Briggs & Stratton Corp                 50        2,416         157        7,585
Brown-Forman Corp Class B              71        3,426         513       24,752
Browning-Ferris Industries
 Inc                                  138        4,821       1,540       53,804
Brunswick Corp                         92        2,806         692       21,106
Burlington Northern Santa Fe           89        8,160       1,147      105,166
Burlington Resources Inc               77        3,898         883       44,702

--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      3,510  $    153,343       2,715 $    118,612       5,730 $    250,329
      4,483       216,025       3,530      170,102       7,113      342,758
      1,361        47,295       1,138       39,546       2,264       78,674
      4,970       117,727       3,950       93,566       8,212      194,522
      9,102       860,708       7,190      679,904      14,697    1,389,785
      4,049       202,450       3,213      160,650       6,626      331,300
      1,649       166,137       1,330      133,998       2,761      278,171
      3,052       155,461       2,435      124,033       4,977      253,516
      1,649        65,445       1,284       50,959       2,835      112,514
      2,319        50,438       1,837       39,955       3,848       83,694
     10,244       221,522       8,135      175,928      16,849      364,367
        797        54,545         560       38,325       1,241       84,931
        833        25,615         591       18,173       1,306       40,160
      1,330        66,666       1,041       52,180       2,190      109,774
     29,918     1,166,802      23,706      924,534      48,161    1,878,279
      5,970       447,750       4,722      354,150       9,428      707,100
      2,769        78,224       2,224       62,828       4,677      132,125
      3,028       128,312       2,397      101,573       4,902      207,722
        612        20,120         417       13,709         658       21,632
      2,721        73,467       2,184       58,968       4,460      120,420
     10,590       567,889       8,379      449,324      16,915      907,067
      7,163       319,649       5,651      252,176      11,387      508,145
     13,032       857,669      10,362      681,949      20,894    1,375,086
      2,697       224,188       2,105      174,978       4,354      361,926
      1,399       145,146       1,155      119,831       2,325      241,219
      1,049        36,191         855       29,498       1,408       48,576
      3,614       246,204       2,943      200,492       5,959      405,957
      6,882       156,566       5,415      123,191      11,203      254,868
      4,235        24,087       3,195       18,172       6,964       39,608
        995        40,857         836       34,328       1,669       68,533
     14,320     1,036,429      11,338      820,624      23,057    1,668,756
     18,315       805,860      14,480      637,120      29,230    1,286,120
      1,022        44,904         754       33,129       1,553       68,235
      1,031        73,781         798       57,107       1,577      112,854
      1,997        23,964       1,671       20,052       3,317       39,804
      1,830        29,852       1,487       24,257       2,897       47,257
      1,763        67,545       1,391       53,293       2,890      110,723
     18,281       995,172      14,540      791,521      29,452    1,603,293
        892        35,290         757       29,949       1,437       56,851
        432        20,871         341       16,475         590       28,504
      1,285        62,001         995       48,009       2,090      100,843
      3,889       135,872       3,110      108,656       6,366      222,412
      1,863        56,822       1,490       45,445       2,988       91,134
      2,872       263,327       2,274      208,497       4,596      421,396
      2,333       118,108       1,836       92,948       3,784      191,565

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Caliber Systems Inc                   --  $        --          278 $     11,607
Campbell Soup Co                      380       17,623       3,434      159,252
Carolina Power & Light Co             156        5,265       1,118       37,733
Case Corp                             100        6,706         573       38,427
Caterpillar Inc                       314       18,232       2,800      162,575
Centex Corp                            55        2,991         237       12,887
Central & South West Corp             131        2,710       1,609       33,286
Champion International Corp            38        2,249         661       39,123
Charming Shoppes Inc*                  55          332         906        5,464
Chevron Corp                          492       38,099       4,778      369,996
Chrysler Corp                         590       20,724       5,065      177,908
Chubb Corp                            108        7,223       1,250       83,594
CIGNA Corp                             76       13,937         520       95,355
Cincinnati Milacron Inc                59        1,519         344        8,858
Cinergy Corp                          120        3,968       1,161       38,386
Circuit City Stores Inc                43        1,532         742       26,434
Citicorp                              377       48,115       3,423      436,860
Coastal Corp                          108        6,237         759       43,832
Columbia Gas System Inc                39        2,574         427       28,182
Columbia/HCA Healthcare Corp          512       16,160       4,882      154,088
Comerica Inc                           39        2,762         743       52,614
Conseco Inc                           150        6,450       1,325       56,996
Consolidated Edison Co                235        7,197       1,744       53,410
Consolidated Natural Gas Co            38        2,244         711       41,993
Cooper Industries Inc                 128        6,824         831       44,303
Cooper Tire & Rubber Co                21          528         615       15,452
Coors (Adolph) Co Class B              67        2,471         327       12,058
CoreStates Financial Corp             204       12,546       1,483       91,205
Costco Companies Inc*                 206        7,429       1,527       55,067
Countrywide Credit
 Industries Inc                     1,100       37,056         800       26,950
Crane Co                               78        3,442         376       16,591
Crown Cork & Seal Co                   80        4,070         915       46,551
CSX Corp                              168        9,608       1,621       92,701
Cummins Engine Co Inc                  23        1,770         282       21,696
Cyprus Amax Minerals                   36          909         660       16,665
Dana Corp                              48        2,211         747       34,409
Darden Restaurants Inc                153        1,540       1,264       12,719
Data General Corp*                     62        2,228         323       11,608
Deere & Co                            228       12,768       1,842      103,152
Delta Air Lines Inc                    38        3,287         533       46,105
Deluxe Corp                            70        2,306         614       20,224
Digital Equipment Corp*               117        5,031       1,082       46,526
Dillards Inc Class A                  123        4,920         801       32,040
Disney (Walt) Co                      494       37,945       4,987      383,064
Dominion Resources Inc                170        6,120       1,366       49,176

--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
        692  $     28,891         568 $     23,714       1,156 $     48,263
      8,560       396,970       6,842      317,298      13,724      636,451
      2,771        93,521       2,174       73,373       4,522      152,618
      1,318        88,388       1,057       70,885       2,194      147,135
      6,932       402,489       5,538      321,550      11,084      643,565
        516        28,058         431       23,436         711       38,661
      4,006        82,874       3,125       64,648       6,352      131,407
      1,735       102,690       1,374       81,324       2,867      169,691
      1,882        11,351       1,545        9,318       2,302       13,884
     12,074       934,980       9,592      742,781      19,386    1,501,203
     12,652       444,402      10,063      353,463      20,231      710,614
      3,194       213,599       2,511      167,923       5,102      341,196
      1,357       248,840       1,119      205,197       2,147      393,706
        761        19,596         538       13,854         854       21,991
      2,929        96,840       2,334       77,168       4,773      157,807
      1,785        63,591       1,404       50,018       2,918      103,954
      8,570     1,093,746       6,722      857,895      13,766    1,756,886
      1,970       113,768       1,535       88,646       3,233      186,706
      1,011        66,726         851       56,166       1,638      108,108
     12,278       387,537       9,798      309,249      19,653      620,298
      1,972       139,642       1,545      109,405       3,185      225,538
      3,384       145,517       2,720      116,960       5,554      238,803
      4,296       131,565       3,399      104,094       7,093      217,223
      1,729       102,119       1,373       81,093       2,866      169,273
      2,215       118,087       1,762       93,937       3,550      189,259
      1,451        36,456       1,171       29,421       2,286       57,436
        701        25,849         529       19,507       1,102       40,636
      3,785       232,778       3,068      188,682       6,105      375,458
      3,849       138,805       3,082      111,145       6,370      229,718
      1,900        64,006       1,500       50,531       3,100      104,431
        870        38,389         629       27,733       1,427       62,967
      2,401       122,151       1,863       94,780       3,741      190,323
      4,024       230,123       3,227      184,544       6,543      374,178
        707        54,395         596       45,855       1,198       92,171
      1,762        44,491       1,377       34,769       2,791       70,473
      1,898        87,427       1,519       69,969       3,097      142,656
      2,925        29,433       2,256       22,701       4,518       45,462
        752        27,025         637       22,892       1,350       48,516
      4,687       262,472       3,702      207,312       7,517      420,952
      1,368       118,332       1,122       97,053       2,262      195,663
      1,538        50,658       1,217       40,085       2,473       81,454
      2,775       119,325       2,277       97,911       4,566      196,338
      2,063        82,520       1,697       67,880       3,410      136,400
     12,488       959,235       9,885      759,292      20,027    1,538,324
      3,417       123,012       2,716       97,776       5,526      198,936

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Donnelley (R R) & Sons Co            153 $      5,957       1,038 $     40,417
Dow Chemical Co                      232       20,532       1,691      149,654
Dow Jones & Co Inc                   100        4,281         748       32,024
Dresser Industries Inc               107        4,467       1,325       55,319
DSC Communications Corp*             121        3,524         899       26,183
DTE Energy Co                        132        3,911       1,068       31,640
Duke Power Co                        236       11,431       2,637      127,730
Eastern Enterprises                   37        1,320         191        6,816
Eastman Chemical Co                   20        1,196         612       36,605
Eaton Corp                            83        7,475         551       49,624
Echlin Inc                             3          111         469       17,382
Echo Bay Mines Ltd                   121          613       1,208        6,116
Edison International                 310        7,479       3,066       73,967
EG & G Inc                            23          489         334        7,098
Emerson Electric Co                  336       18,375       3,290      179,922
Engelhard Corp                        64        1,336       1,109       23,150
Enron Corp                           215        8,308       2,294       88,462
Entergy Corp                         229        5,682       1,735       43,050
Exxon Corp                         1,952      119,438      18,261    1,117,345
Fed Home Loan Mortgage Corp          564       18,365       5,140      167,371
Federal Express Corp*                 46        3,056         823       54,678
Federated Department Stores
 Inc*                                150        6,300       1,514       63,588
First Chicago NBD Corp               234       16,790       2,321      166,532
First Union Corp of New
 England                             426       20,475       4,215      202,605
Fleet Financial Group Inc            155        9,988       1,964      126,555
Fleetwood Enterprises Inc             30          934         313        9,742
Fleming Co Inc                       --           --          275        5,191
Fluor Corp                            19        1,066         613       34,405
FMC Corp*                            --           --          322       26,746
Ford Motor Co                        930       39,990       8,787      377,841
Fortune Brands Inc                   153        5,259       1,243       42,728
FPL Group Inc                        133        6,185       1,351       62,822
Frontier Corp                         83        1,831       1,230       27,137
Fruit of the Loom Inc Class
 A*                                   14          375         624       16,692
FW Woolworth Co*                      81        1,812         990       22,151
General Dynamics Corp                 61        4,857         476       37,902
General Motors Corp Class A          580       36,395       5,419      340,042
General Re Corp                       97       18,806         617      119,621
General Signal Corp                   33        1,431         420       18,218
Genuine Parts Co                     152        4,693       1,368       42,237
Georgia-Pacific Corp                  33        3,011         654       59,678
Giant Food Inc Class A                54        1,755         469       15,243
Golden West Financial                 62        5,103         376       30,950
Goodrich (B F) Co                     90        3,791         403       16,976
Goodyear Tire & Rubber Co            140        8,628       1,179       72,656

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
      2,681  $    104,391        2,128 $     82,859       4,382 $    170,624
      4,282       378,957        3,415      302,228       6,847      605,960
      1,733        74,194        1,435       61,436       2,868      122,786
      3,262       136,189        2,602      108,634       5,307      221,567
      2,221        64,687        1,691       49,250       3,558      103,627
      2,697        79,899        2,143       63,486       4,400      130,350
      6,664       322,787        5,291      256,283      10,550      511,016
        406        14,489          267        9,529         455       16,238
      1,435        85,831        1,118       66,870       2,366      141,516
      1,397       125,817        1,139      102,581       2,301      207,234
      1,189        44,067          935       34,653       1,884       69,826
      2,497        12,641        1,834        9,285       3,052       15,451
      7,488       180,648        5,931      143,085      12,373      298,499
        827        17,574          690       14,663         996       21,165
      8,250       451,172        6,548      358,094      13,144      718,813
      2,755        57,511        2,118       44,213       4,305       89,867
      5,578       215,102        4,477      172,644       9,166      353,464
      4,332       107,488        3,461       85,876       7,140      177,161
     45,779     2,801,103       36,255    2,218,353      73,653    4,506,643
     12,748       415,107       10,131      329,891      20,451      665,936
      2,077       137,991        1,630      108,293       3,409      226,485
      3,856       161,952        3,072      129,024       6,290      264,180
      5,747       412,347        4,541      325,817       9,223      661,750
     10,660       512,360        8,370      402,283      16,842      809,492
      4,827       311,040        3,876      249,760       7,662      493,720
        678        21,103          545       16,963         810       25,211
        662        12,495          562       10,608         848       16,006
      1,555        87,274        1,226       68,809       2,600      145,925
        691        57,396          554       46,017       1,141       94,774
     21,967       944,581       17,387      747,641      35,246    1,515,578
      3,121       107,284        2,471       84,941       5,129      176,309
      3,361       156,287        2,700      125,550       5,509      256,169
      3,072        67,776        2,337       51,560       5,071      111,879
      1,469        39,296        1,099       29,398       2,280       60,990
      2,542        56,877        2,014       45,063       4,003       89,567
      1,138        90,613          868       69,115       1,849      147,227
     13,404       841,101       10,608      665,652      21,499    1,349,062
      1,533       297,210        1,172      227,222       2,351      455,800
        910        39,471          763       33,095       1,521       65,973
      3,293       101,672        2,620       80,877       5,375      165,953
      1,696       154,760        1,371      125,104       2,757      251,576
      1,126        36,595          903       29,348       1,808       58,760
      1,044        85,934          856       70,460       1,714      141,084
        960        40,440          828       34,880       1,671       70,391
      2,851       175,693        2,276      140,259       4,633      285,509

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GPU Inc                               137 $      4,607         921 $     30,969
Grainger (W W) Inc                     39        3,464         426       37,834
Great Atlantic & Pacific Tea
 Co                                    67        1,679         277        6,942
Great Lakes Chemical Corp              75        3,488         413       19,205
Green Tree Financial Corp             150        6,591       1,042       45,783
Harcourt General Inc                   86        4,090         552       26,255
Harland (John H) Co                    53        1,050         236        4,676
Harnischfeger Industries Inc            8          321         384       15,408
Harrah's Entertainment Inc*           104        2,334         754       16,918
Harris Corp Inc                       --           --          279       24,308
Hartford Financial Services
 Group                                131       10,447         832       66,352
Hasbro Inc                             93        2,499         951       25,558
Helmerich & Payne Inc                  43        3,037         150       10,594
Hewlett-Packard Co                    830       50,889       7,463      457,575
HFS Inc*                               93        5,179       1,161       64,653
Homestake Mining Co                   116        1,624       1,125       15,750
Household International Inc            41        4,548         815       90,414
Houston Industries Inc                222        4,500       1,898       38,438
Humana Inc*                           150        3,534       1,200       28,275
Huntington Bancshares Inc           1,446       46,814       1,556       50,376
Ikon Office Solutions Inc             188        4,888         972       25,272
Inco Ltd                              129        3,491       1,199       32,448
Ingersoll-Rand Co                     110        6,614         787       47,318
Inland Steel Industries Inc           --           --          411        8,657
International Business
 Machines Corp                        738       74,446       7,287      735,076
International Paper Co                209       11,025       2,188      115,417
ITT Corp*                             131        8,228       1,032       64,823
ITT Industries Inc                    131        4,127         832       26,208
JC Penney Co Inc                      145        8,700       1,857      111,420
Jefferson-Pilot Corp                  104        7,235         509       35,407
Johnson Controls Inc                   92        4,387         664       31,665
K Mart Corp*                          384        5,328       3,661       50,796
Kaufman & Broad Home Corp              57        1,140         292        5,840
Kerr--McGee Corp                       41        2,547         327       20,315
KeyCorp                               173       10,488       1,603       97,182
KingWorld Productions                 --           --          274       10,892
Knight-Ridder Inc                      40        2,025         661       33,463
Laidlaw Inc                           281        4,110       2,439       35,670
Limited Inc                           166        3,777       1,994       45,364
Lincoln National Corp                  40        2,678         792       53,015
Liz Claiborne Inc                      88        3,922         555       24,732
Lockheed Martin Corp                  152       15,761       1,417      146,925
Loews Corp                             50        5,097         835       85,118
Longs Drug Stores Corp                 74        1,873         332        8,404
Louisiana Land & Exploration
 Co                                   --           --          242       18,528

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
      2,220  $     74,648        1,795 $     60,357       3,582 $    120,445
        905        80,375          749       66,521       1,566      139,080
        693        17,368          584       14,637         819       20,526
      1,140        53,010          902       41,943       1,821       84,677
      2,479       108,921        1,939       85,195       3,956      173,817
      1,348        64,114        1,060       50,416       2,245      106,778
        589        11,670          393        7,786         969       19,198
        947        37,998          718       28,810       1,504       60,348
      1,930        43,304        1,530       34,329       3,063       68,726
        695        60,552          588       51,230       1,152      100,368
      2,197       175,211        1,758      140,201       3,570      284,708
      2,396        64,379        1,922       51,640       3,867      103,926
        436        30,793          402       28,391         773       54,593
     18,775     1,151,142       14,856      910,859      30,106    1,845,874
      2,923       162,775        2,360      131,423       4,648      258,836
      2,714        37,996        2,191       30,674       4,402       61,628
      1,966       218,103        1,602      177,722       3,191      354,002
      5,379       108,922        4,277       86,602       8,188      165,802
      3,007        70,852        2,405       56,668       4,865      114,632
      3,835       124,158        2,336       75,628       4,751      153,814
      2,438        63,388        1,930       50,180       4,212      109,512
      3,038        82,216        2,431       65,789       4,978      134,717
      1,960       117,845        1,562       93,915       3,308      198,894
        947        19,946          715       15,060       1,014       21,357
     18,322     1,848,232       14,544    1,467,126      29,479    2,973,694
      5,584       294,556        4,417      232,997       8,901      469,528
      2,097       131,718        1,658      104,143       3,459      217,268
      2,198        69,237        1,759       55,409       3,560      112,140
      4,511       270,660        3,578      214,680       7,243      434,580
      1,346        93,631        1,017       70,745       2,105      146,429
      1,497        71,388        1,175       56,033       2,522      120,268
      8,928       123,876        6,989       96,972      14,581      202,311
        695        13,900          519       10,380         828       16,560
        913        56,720          749       46,532       1,402       87,099
      4,119       249,714        3,251      197,092       6,705      406,491
        662        26,315          557       22,141         956       38,001
      1,637        82,873        1,319       66,774       2,770      140,231
      6,001        87,765        4,716       68,972       9,510      139,084
      4,944       112,476        3,973       90,386       8,211      186,800
      1,876       125,575        1,496      100,139       3,095      207,172
      1,329        59,224        1,064       47,415       2,120       94,473
      3,595       372,757        2,829      293,332       5,701      591,122
      2,066       210,603        1,730      176,352       3,437      350,359
        754        19,086          542       13,719         795       20,123
        662        50,684          451       34,530       1,067       81,692

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Louisiana-Pacific Corp                118 $      2,611         796 $     17,612
Lowe's Co Inc                         150        5,184       1,316       45,484
Mallinckrodt Group Inc                 84        3,056         553       20,115
Manor Care Inc                         59        1,822         474       14,635
Masco Corp                            149        6,621       1,214       53,947
May Department Stores Co              185        9,955       1,720       92,558
Maytag Corp                           112        3,073         737       20,221
MBIA Inc                               50        5,663         363       41,110
McDermott International Inc            44        1,419         432       13,932
McGraw-Hill Inc                        72        4,415         697       42,735
MCI Communications Corp               565       16,103       5,103      145,436
Mead Corp                              54        3,831         366       25,963
Mellon Bank Corp                      226       10,876       1,866       89,801
Mercantile Stores Co Inc              --           --          324       20,230
Meredith Corp                         100        3,000         412       12,360
Merrill Lynch & Co                    216       13,284       2,434      149,691
MGIC Investment Corp                  --           --          836       42,061
Micron Technology Inc                 126        5,615       1,523       67,869
Mirage Resorts Inc*                 1,290       34,588         --           --
Mobil Corp                            596       43,359       5,788      421,077
Moore Corp Ltd                        100        1,981         646       12,799
Morgan Stanley Dean Witter
 Discover & Co                        459       22,101       4,269      205,422
Morgan (J P) & Co Inc                 139       14,908       1,408      151,008
Morton International Inc              132        4,389       1,015       33,749
Motorola Inc                          501       36,761       4,349      319,108
NACCO Industries Inc Class A           16        1,380          43        3,709
Nalco Chemical Co                      71        2,840         511       20,440
National City Corp                    123        6,950       1,609       90,909
National Semiconductor*                60        2,055       1,046       35,826
National Service Industries
 Inc                                   37        1,637         323       14,293
NationsBank Corp                      618       36,694       5,343      317,241
Navistar International Corp*           31          769         550       13,647
New York Times Co Class A             112        5,292         659       31,138
Niagara Mohawk Power Corp*            125        1,117       1,135       10,144
NICOR Inc                              42        1,525         329       11,947
Nordstrom Inc                          19        1,112         612       35,802
Norfolk Southern Corp                  92        9,016         947       92,806
Northern States Power Co               67        3,224         509       24,496
Northrop Grumman Corp                  36        4,214         426       49,869
Norwest Corp                          308       17,691       2,750      157,953
Novell Inc*                           220        2,063       2,699       25,303
Nucor Corp                             27        1,531         698       39,568
Occidental Petroleum Corp             286        6,703       2,420       56,719
Ohio Edison Co                        143        3,146       1,130       24,860
ONEOK Inc                              47        1,522         228        7,382

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
      2,011  $     44,493        1,595 $     35,289       3,248 $     71,862
      3,224       111,430        2,568       88,757       5,144      177,790
      1,370        49,834        1,053       38,303       2,179       79,261
      1,236        38,162          966       29,825       1,940       59,898
      2,998       133,224        2,399      106,606       4,869      216,366
      4,351       234,138        3,468      186,622       6,941      373,513
      1,801        49,415        1,470       40,333       2,912       79,898
        839        95,017          674       76,331       1,334      151,076
      1,038        33,476          808       26,058       1,607       51,826
      1,866       114,409        1,467       89,945       2,938      180,136
     12,607       359,300       10,063      286,796      20,240      576,840
      1,003        71,150          733       51,997       1,576      111,798
      4,804       231,193        3,752      180,565       7,777      374,268
        693        43,269          558       34,840       1,144       71,429
        973        29,190          769       23,070       1,664       49,920
      6,105       375,458        4,857      298,706       9,705      596,858
      2,177       109,530        1,731       87,091       3,519      177,050
      3,901       173,838        3,085      137,475       6,154      274,238
      3,200        85,800        2,600       69,713       5,200      139,425
     14,536     1,057,494       11,510      837,353      23,362    1,699,586
      1,719        34,058        1,272       25,202       2,189       43,370
     10,601       510,149        8,407      404,572      16,853      811,051
      3,392       363,792        2,701      289,682       5,423      581,617
      2,639        87,747        2,046       68,030       4,204      139,783
     10,959       804,117        8,681      636,968      17,588    1,290,520
        144        12,420          143       12,334         157       13,541
      1,220        48,800        1,004       40,160       2,096       83,840
      4,058       229,277        3,228      182,382       6,616      373,804
      2,632        90,146        2,036       69,733       4,215      144,364
        826        36,551          642       28,409       1,150       50,888
     13,466       799,544       10,654      632,581      21,652    1,285,566
      1,339        33,224        1,107       27,467       2,172       53,893
      1,779        84,058        1,358       64,166       2,886      136,364
      2,681        23,961        2,082       18,608       4,288       38,324
        960        34,860          766       27,815       1,235       44,846
      1,426        83,421        1,208       70,668       2,358      137,943
      2,289       224,322        1,791      175,518       3,693      361,914
      1,272        61,215          990       47,644       2,061       99,186
      1,200       140,475          937      109,688       1,970      230,613
      6,916       397,238        5,485      315,045      10,969      630,032
      6,594        61,819        5,067       47,503      10,448       97,950
      1,594        90,360        1,298       73,580       2,603      147,558
      6,094       142,828        4,842      113,484       9,979      233,883
      2,867        63,074        2,188       48,136       4,641      102,102
        574        18,583          386       12,497         575       18,616

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
P P & L Resources Inc                 150 $      3,291       1,200 $     26,325
PACCAR Inc                            --           --          554       26,246
Pacific Enterprises Co                 48        1,581         668       22,002
PacifiCorp                            194        4,026       2,168       44,986
Parker-Hannifin Corp                  102        6,560         560       36,015
Peco Energy Co                        213        5,072       1,694       40,338
Pennzoil                               30        2,316         417       32,187
Peoples Energy Corp                    61        2,299         245        9,233
PG & E Corporation                    373        8,649       3,075       71,302
Pharmacia & Upjohn Inc                415       14,136       3,754      127,871
Phelps Dodge Corp                      74        5,952         415       33,382
Phillips Petroleum Co                 208        9,893       1,969       93,651
Placer Dome Inc                       342        5,686       1,823       30,307
PNC Bank Corp                         306       13,235       2,395      103,584
Polaroid Corp                          32        1,690         318       16,794
Potlatch Corp                         --           --          233       10,878
PPG Industries Inc                     98        6,174       1,288       81,144
Progressive Corp                       82        8,118         520       51,480
Providian Financial Corp               51        1,899         648       24,138
Public Service Ent Group Inc          179        4,441       1,737       43,099
Pulte Corp                             48        1,758         128        4,688
Raytheon Co                           174        9,570       1,773       97,515
Republic New York Corp                --           --          367       39,292
Reynolds Metals Co                     56        3,959         575       40,645
Rockwell International Corp           211       12,660       1,590       95,400
Rohm & Haas Co                         69        6,611         509       48,769
Rowan Cos Inc*                        122        3,645         668       19,957
Russell Corp                           73        2,081         282        8,037
Ryder System                           36        1,285         554       19,771
Safeco Corp                            70        3,439         951       46,718
Safety Kleen                           76        1,534         466        9,407
Salomon Inc                           119        7,125         770       46,104
Scientific Atlanta Inc                 82        1,784         551       11,984
Seagate Technology Inc*               186        7,103       1,776       67,821
Seagrams Co Ltd                       328       11,460       2,719       94,995
Sears Roebuck & Co                    291       16,514       2,939      166,788
Service Corp International            198        6,336       1,811       57,952
Sherwin Williams Co                   154        4,225       1,245       34,160
Sigma Aldrich Corp                    124        4,046         755       24,632
Silicon Graphic*                      177        4,856       1,274       34,955
Snap-On Inc                            36        1,512         452       18,984
Sonat Inc                              28        1,395         600       29,888
Southern Co                           586       12,343       5,080      106,998
Southwest Airlines Inc                125        3,500       1,084       30,352
Springs Indust Inc                     31        1,457         186        8,742

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
      3,116  $     68,357        2,405 $     52,760       4,975 $    109,139
      1,386        65,662        1,172       55,524       2,300      108,963
      1,511        49,769        1,176       38,735       2,543       83,760
      5,407       112,195        4,303       89,287       8,920      185,090
      1,331        85,600        1,105       71,065       2,226      143,160
      4,084        97,250        3,271       77,891       6,746      160,639
        884        68,234          653       50,403       1,012       78,114
        639        24,082          557       20,992         788       29,698
      8,020       185,964        6,435      149,212      12,948      300,232
      9,273       315,862        7,389      251,688      14,981      510,290
      1,135        91,297          895       71,992       1,820      146,396
      4,883       232,248        3,887      184,875       7,900      375,744
      4,429        73,632        3,546       58,952       7,410      123,191
      5,913       255,737        4,670      201,978       9,500      410,875
        861        45,472          614       32,427       1,333       70,399
        511        23,857          411       19,189         820       38,284
      3,363       211,869        2,662      167,706       5,347      336,861
      1,297       128,403          997       98,703       2,150      212,850
      1,708        63,623        1,328       49,468       2,853      106,274
      4,211       104,485        3,350       83,122       7,010      173,936
        372        13,625          306       11,207         501       18,349
      4,362       239,910        3,455      190,025       7,089      389,895
      1,036       110,917          763       81,689       1,616      173,013
      1,329        93,944        1,053       74,434       2,241      158,411
      3,954       237,240        3,098      185,880       6,230      373,800
      1,097       105,106          889       85,177       1,878      179,936
      1,577        47,113        1,210       36,149       2,646       79,049
        716        20,406          494       14,079         850       24,225
      1,390        49,606        1,147       40,934       2,342       83,580
      2,367       116,279        1,799       88,376       3,810      187,166
      1,077        21,742          774       15,625       1,243       25,093
      1,987       118,972        1,573       94,183       3,213      192,378
      1,482        32,234        1,110       24,143       2,336       50,808
      4,467       170,584        3,563      136,062       7,393      282,320
      6,813       238,029        5,374      187,754      10,962      382,985
      7,193       408,203        5,746      326,086      11,575      656,881
      4,360       139,520        3,466      110,912       7,225      231,200
      3,188        87,471        2,494       68,429       5,305      145,556
      1,847        60,258        1,447       47,208       3,115      101,627
      3,261        89,474        2,552       70,021       5,290      145,144
      1,099        46,158          843       35,406       1,814       76,188
      1,573        78,355        1,212       60,373       2,595      129,263
     12,467       262,586        9,960      209,783      20,116      423,693
      2,709        75,852        2,088       58,464       4,354      121,912
        384        18,048          305       14,335         420       19,740

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Sprint Corp                          377 $     17,719       3,140 $    147,580
St Jude Medical Inc*                  48        1,827         656       24,969
St Paul Cos                           23        1,688         619       45,419
Stone Container Corp                  83        1,432         807       13,921
Stride Rite Corp                      63          748         375        4,453
Sun Co Inc                            12          467         527       20,487
Suntrust Banks Inc                   130        8,125       1,581       98,813
Supervalu Inc                         76        2,983         418       16,407
Tandem Computers Inc*                125        4,250         830       28,220
Tandy Corp                            61        4,049         375       24,891
Temple Inland Inc                     47        3,032         461       29,735
Tenet Healthcare Corp*               211        5,750       2,254       61,422
Tenneco Inc                          171        8,304       1,267       61,529
Texaco Inc                           204       23,511       1,970      227,043
Texas Utilities Co                   241        8,394       1,863       64,973
Textron Inc                           60        3,739       1,199       74,713
The Pep Boys                          57        1,511         472       12,508
Thermo Electron Corp*                133        5,353       1,072       43,148
Thomas & Betts Corp                   66        3,696         430       24,080
Time Warner Inc                      463       23,845       4,160      214,240
Times Mirror Co                       48        2,433         719       36,444
Timken Co                            --           --          473       17,708
Torchmark Corp                       156        5,879       1,040       39,195
Toys "R" Us Inc Holding Co*          259        8,952       2,101       72,616
Transamerica Corp                     74        7,294         515       50,760
Travelers Property Casualty          483       30,671       4,704      298,704
Tribune Co                           136        6,724         914       45,186
TRW Inc                              126        6,568         907       47,277
Unicom Corp                          199        4,701       1,653       39,052
Union Camp Corp                       72        4,271         514       30,487
Union Carbide Corp                   140        7,184         918       47,105
Union Electric Co                    104        3,868         753       28,002
Union Pacific Corp                   157       10,195       1,834      119,095
Unisys Corp*                          73          826       1,418       16,041
United Healthcare Corp               189        9,190       1,360       66,130
United States Surgical Corp           49        1,614         568       18,709
Unum Corp                            166        6,848         999       41,209
USF & G Corp                          74        1,623         856       18,779
USX-Marathon Group                   202        6,578       2,098       68,316
USX-US Steel Group Inc                32        1,124         654       22,972
U.S. West Inc                        344       12,320       3,539      126,740
U.S. West Media Group*               494        9,880       4,484       89,680
VF Corp                               63        5,568         479       42,332
Viacom Inc*                          272        8,058       2,560       75,840
Wachovia Corp                        175       10,894       1,166       72,584

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
      7,898  $    371,206        6,331 $    297,557      12,622 $    593,234
      1,642        62,499        1,368       52,070       2,794      106,347
      1,543       113,218        1,196       87,757       2,481      182,043
      1,815        31,309        1,408       24,288       2,902       50,060
        893        10,604          707        8,396       1,050       12,469
      1,340        52,093        1,074       41,752       2,176       84,592
      4,038       252,375        3,223      201,438       6,616      413,500
      1,134        44,510          901       35,364       1,624       63,742
      2,187        74,358        1,707       58,038       3,471      118,014
        958        63,587          771       51,175       1,648      109,386
        983        63,404          818       52,761       1,647      106,232
      5,579       152,028        4,438      120,936       9,055      246,749
      3,182       154,526        2,525      122,620       5,182      251,651
      4,877       562,074        3,883      447,516       7,781      896,760
      4,717       164,514        3,764      131,258       7,418      258,710
      3,020       188,184        2,426      151,170       4,816      300,097
      1,109        29,389          864       22,896       1,463       38,770
      2,816       113,344        2,238       90,080       4,642      186,841
        956        53,536          834       46,704       1,671       93,576
     10,255       528,133        8,186      421,579      16,488      849,132
      1,777        90,072        1,370       69,442       2,874      145,676
      1,177        44,064          933       34,929       1,887       70,645
      2,568        96,782        2,020       76,129       4,132      155,725
      5,284       182,628        4,213      145,612       8,578      296,477
      1,236       121,823          998       98,365       1,990      196,139
     11,785       748,348        9,401      596,964      18,882    1,199,007
      2,276       112,520        1,807       89,334       3,611      178,519
      2,337       121,816        1,852       96,536       3,815      198,857
      3,970        93,791        3,129       73,923       6,525      154,153
      1,304        77,344        1,001       59,372       2,095      124,260
      2,279       116,941        1,791       91,901       3,763      193,089
      1,933        71,883        1,536       57,120       3,048      113,348
      4,555       295,790        3,580      232,476       7,257      471,251
      3,335        37,727        2,575       29,130       5,124       57,965
      3,440       167,270        2,713      131,920       5,574      271,036
      1,392        45,849        1,024       33,728       2,229       73,418
      2,534       104,528        1,992       82,170       4,246      175,148
      2,094        45,937        1,578       34,617       3,323       72,898
      5,249       170,921        4,159      135,427       8,716      283,815
      1,577        55,392        1,232       43,274       2,561       89,955
      8,849       316,905        6,959      249,219      14,089      504,562
     11,074       221,480        8,863      177,260      18,256      365,120
      1,164       102,869          971       85,812       1,949      172,243
      6,446       190,963        5,185      153,606      10,640      315,210
      2,964       184,509        2,324      144,669       4,893      304,589

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Washington Mutual Inc                 196 $     11,736       1,882 $    112,685
Waste Management Inc                  322       10,304       3,301      105,632
Wells Fargo & Co                       52       13,221         638      162,212
Wendy's International Inc             105        2,527       1,014       24,399
Western Atlas Inc*                     32        2,536         423       33,523
Westinghouse Electric                 490       12,605       4,689      120,729
Westvaco Corp                         102        3,455         788       26,694
Weyerhaeuser Co                       160        9,240       1,434       82,814
Whirlpool Corp                         80        4,580         574       32,862
Willamette Industries Inc               7          558         437       34,851
Williams Co Inc                        87        4,051       1,182       55,037
Worldcom Inc*                         706       21,136       6,628      198,426
Worthington Indust                     33          613         757       14,052
                                          ------------             ------------
TOTAL LARGE CAP VALUE STOCKS
                     - VALUE              $  2,745,020             $ 24,756,325
                      - COST              $  2,155,292             $ 19,315,252
MEDIUM CAP GROWTH STOCKS
PERCENT OF NET ASSETS                            2.88%                    2.92%
Accustaff Inc*                        --  $         --         800 $     21,250
Adaptec Inc*                          900       43,200       1,300       62,400
ADC Telecommunications*             1,072       39,798       1,460       54,203
Adtran Inc*                           100        3,900         200        7,800
Advanced Fibre
 Communication*                       --           --          100        6,225
Agouron Pharmaceuticals Inc*          --           --          200        8,800
Airgas Inc*                           400        7,275         700       12,731
Altera Corp*                          720       38,340       1,020       54,315
America Online Inc*                   600       38,700       1,000       64,500
American Power Conversion*            600       15,750         980       25,725
Analog Devices Inc*                 1,301       43,107       1,827       60,508
APAC Teleservices Inc*                100        1,650         200        3,300
Apollo Group Inc*                     --           --          200        7,138
Ascend Communications Inc*          1,150       48,803       1,800       76,388
Aspect Telecommunication
 Corp*                                --           --          600       13,200
Atmel Corp*                           662       23,418         960       33,960
Bed Bath & Beyond Inc*                400       12,400         500       15,500
Betzdearborn Inc                      296       19,296         340       22,164
Biogen Inc*                           718       28,271         860       33,863
BMC Software Inc*                     812       50,852       1,080       67,635
Boise Cascade Office
 Products Corp*                       --           --          100        2,106
Boston Properties Inc*                --           --          400       11,925
Cadence Design Systems Inc*           782       37,194       1,112       52,890
Cali Realty Corp                      --           --          400       14,900
Callaway Golf Co                      596       20,078         680       22,908
Cambridge Technology
 Partners Inc*                        --           --          400       12,900

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
      4,597  $    275,245        3,666 $    219,502       7,320 $    438,285
      8,301       265,632        6,639      212,448      13,354      427,328
      1,687       428,920        1,262      320,864       2,639      670,966
      2,501        60,180        1,969       47,379       3,950       95,047
      1,025        81,231          792       62,766       1,611      127,672
     11,710       301,545        9,305      239,604      18,872      485,948
      1,900        64,363        1,533       51,930       3,118      105,622
      3,599       207,842        2,898      167,360       5,786      334,142
      1,385        79,291        1,044       59,769       2,235      127,954
        975        77,756          789       62,923       1,703      135,814
      2,937       136,754        2,339      108,910       4,748      221,079
     16,406       491,155       13,035      390,235      26,278      786,683
      1,838        34,118        1,420       26,359       2,943       54,629
             ------------              ------------             ------------
             $ 61,843,530              $ 49,011,212             $ 99,446,677
             $ 47,347,110              $ 37,197,796             $ 84,488,459
                    3.19%                     3.78%                    3.89%
      1,600  $     42,500        1,000 $     26,563       1,700 $     45,156
      2,400       115,200        1,600       76,800       2,800      134,400
      2,896       107,514        1,916       71,132       3,420      126,968
        200         7,800          200        7,800         400       15,600
        --            --           --           --          100        6,225
        --            --           --           --          600       26,400
        600        10,913          900       16,369       1,400       25,463
      2,036       108,417        1,296       69,012       2,280      121,410
      1,200        77,400        1,300       83,850       2,300      148,350
      1,494        39,218        1,309       34,361       2,060       54,075
      3,439       113,906        2,361       78,219       4,129      136,784
        400         6,600          400        6,600         600        9,900
        --            --           200        7,138         400       14,275
      2,700       114,581        2,510      106,518       4,160      176,540
        --            --           --           --        1,100       24,200
      1,866        66,010        1,288       45,563       2,126       75,207
        800        24,800          800       24,800       1,100       34,100
        727        47,391          507       33,050         705       45,957
      1,582        62,291        1,222       48,116       1,890       74,419
      2,132       133,517        1,552       97,194       2,380      149,048
        800        16,850          --           --          200        4,213
        --            --           --           --          800       23,850
      1,675        79,667        1,345       63,972       2,465      117,242
        --            --           --           --          800       29,800
      1,158        39,010          956       32,205       1,516       51,070
        --            --           500       16,125         800       25,800

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Catellus Development Corp*            --  $        --          700 $     13,475
C-Cube Microsystems Inc*              100        3,000         300        9,000
CDW Computer Centers Inc*             --           --          --           --
Centocor Inc*                         546       24,502         740       33,208
Chesapeake Energy Corp                --           --          400        3,425
Chiron Corp*                          896       20,048         892       19,959
CIENA Corporation*                    --           --          500       23,875
Cintas Corp                           310       21,623         300       20,925
Clear Channel Communications
 Inc*                                 400       27,175         700       47,556
Coca-Cola Co                        1,636       44,990       2,330       64,075
Coltec Industries*                    600       13,425         700       15,663
Comair Holdings Inc                   --           --          500       13,438
CompUSA Inc*                          --           --        1,100       34,031
Compuware Corp*                       600       37,050         800       49,400
Concord EFS Inc*                      --           --          600       16,650
Consolidated Stores Corp*             719       26,908         968       36,240
ContiFinancial Corp*                  --           --          100        3,288
Corporate Express Inc*              1,050       17,916       1,050       17,916
Corrections Corp Of America*          600       22,200         800       29,600
Covance Inc*                           90        1,647         581       10,608
Credit Acceptance Corp*               200        2,825         200        2,825
Crompton & Knowles Corp               550       13,888         740       18,685
Cytec Industries Inc*                 300       14,644         400       19,525
Dal Tile International Inc*           --           --          --           --
Danaher Corp                          200       10,713         380       20,354
Dentsply International Inc            200       11,250         200       11,250
Dial Corp                             136        2,295       1,080       18,225
Diamond Offshore Driling Inc          400       21,850         400       21,850
Diebold Inc                           565       26,202         735       34,086
Dole Food Co                          446       17,422         510       19,922
Dollar General Corp                   490       20,304       1,035       42,888
Doubletree Corp*                      --           --          300       15,000
Dura Pharmaceuticals Inc*             --           --          500       17,813
Electronic Arts Inc*                  500       15,906         500       15,906
Electronic Data Systems Corp        2,688      101,640       3,830      144,822
Electronics for Imaging Inc*          400       21,400         600       32,100
Ensco International Inc               500       31,750         600       38,100
Estee Lauder Co Class A               200        9,500         200        9,500
EVI Inc*                              --           --          300       15,769
Excel Communication Inc*              400        8,750         400        8,750
Extended Stay America Inc*            --           --          600        8,025
Falcon Drilling Company Inc*          --           --          300        9,450
Fastenal Co                           300       17,288         300       17,288
Federal Signal Corp                   498       12,948         590       15,340
First USA Paymentech Inc*             --           --          100        3,038

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
        --   $        --           --  $        --        1,900 $     36,575
        300         9,000          400       12,000         700       21,000
        --            --           --           --          100        7,288
      1,381        61,972        1,166       52,324       1,720       77,185
      1,000         8,563          500        4,281       1,000        8,563
      2,424        54,237        1,300       29,088       2,052       45,914
        --            --           --           --        1,200       57,300
        820        57,195          515       35,921         790       55,103
        600        40,763          800       54,350       1,500      101,906
      6,564       180,510        3,144       86,460       5,565      153,038
        700        15,663          900       20,138       1,200       26,850
        --            --           600       16,125       1,000       26,875
        --            --         1,400       43,313       2,200       68,063
      1,200        74,100        1,200       74,100       1,900      117,325
        --            --           900       24,975       1,500       41,625
      1,718        64,318        1,375       51,477       2,187       81,876
        --            --           --           --          200        6,575
      1,950        33,272        1,350       23,034       2,400       40,950
      1,400        51,800        1,200       44,400       1,800       66,600
      1,030        18,793          878       16,014       1,546       28,215
        --            --           200        2,825         500        7,063
        885        22,346          570       14,393       1,830       46,208
        900        43,931          600       29,288         800       39,050
        --            --           --           --          200        3,388
        962        51,527          522       27,960         780       41,779
        300        16,875          300       16,875         500       28,125
      1,641        27,692        1,228       20,723       2,208       37,260
      2,200       120,175          800       43,700       1,000       54,625
      1,509        69,980          992       45,981       1,556       72,136
      1,008        39,375          768       30,000       1,225       47,852
      1,491        61,794        1,165       48,275       2,206       91,422
        --            --           --           --          600       30,000
        700        24,938          700       24,938       1,100       39,188
      1,000        31,813          600       19,088       1,200       38,175
      7,491       283,253        5,076      191,936       8,800      332,750
      1,000        53,500          800       42,800       1,300       69,550
      1,100        69,850          900       57,150       1,400       88,900
        800        38,000          300       14,250         500       23,750
        --            --           --           --          800       42,050
      1,800        39,375          500       10,938         700       15,313
        --            --           --           --        1,300       17,388
        --            --           --           --          700       22,050
        400        23,050          400       23,050         700       40,338
        807        20,982          802       20,852       1,180       30,680
        --            --           200        6,075         400       12,150

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Flowers Industries Inc                909 $     16,817         720 $     13,320
FORE Systems Inc*                     400        8,175         500       10,219
Franklin Resources Inc                694       53,698         950       73,506
Galileo International Inc*            --           --          400       10,575
Gartner Group Inc Class A*            400       10,575         600       15,863
Gateway 2000 Inc*                     400       15,650         400       15,650
General Nutrition Co Inc*             700       19,425         900       24,975
Georgia Gulf Corp                     237        6,814         360       10,350
Getchell Gold Corp*                    24          816         359       12,206
Global DirectMail Corp*               200        4,400         200        4,400
Global Marine Inc*                  1,200       34,125       1,500       42,656
GTech Holdings Corp*                  400       12,025         400       12,025
Gulfstream Aerospace Corp*            --           --          400       11,850
Harley-Davidson Inc                   618       33,449         850       46,006
HBO & Co                              700       50,138       1,000       71,625
Health Management Associates
 Inc Class A*                         950       28,084       1,050       31,041
HealthCare Compare Corp*              284       15,833         390       21,743
HON Industries Inc                    153        8,951         170        9,945
HSN Inc*                              461       15,221         365       12,029
Idexx Laboratories Inc*               400        7,525         500        9,406
Illinois Central Corp                 411       13,794         690       23,158
Informix Corp*                      1,390       12,597       1,720       15,588
International Game
 Technology                           997       19,940       1,400       28,000
Interneuron Pharmaceuticals
 Corp*                                --           --          400        7,400
Interstate Bakeries Corp              --           --          200       11,725
Intuit Inc*                           400       10,450         400       10,450
Iomega Corp*                          900       23,063       1,300       33,313
Jefferson Smurfit Corp*               700       13,606         800       15,550
Jones Apparel Group Inc*              400       20,075         400       20,075
Keane Inc*                            --           --          400       23,500
K-III Communications Corp*            --           --          200        2,438
Kohls Corp*                           286       19,716         620       42,741
La Quinta Inns Inc                    800       16,800         750       15,750
Lancaster Colony Corp                 138        7,150         260       13,471
Lear Corp*                            400       18,325         500       22,906
Leggett & Platt Inc                   658       28,294         900       38,700
Lexmark International Group
 Class A*                             --           --          200        7,000
LIN Television Corp*                  200        9,488         200        9,488
Lincare Holdings Inc*                 --           --          200        9,538
Linear Technology Corp                586       38,420         820       53,761
Lyondell PetroChemical                476       11,543         580       14,065
Manpower Inc                          700       29,881         800       34,150
Maxim Intergrated Products
 Inc*                                 500       34,563         700       48,388
McAfee Associates Inc*                350       19,819         450       25,481
Medpartners Inc*                    1,210       25,864       2,089       44,652

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
      1,318  $     24,383          936 $     17,316       1,915 $     35,428
        600        12,263          700       14,306       1,200       24,525
      2,044       158,155        1,170       90,490       2,048      158,426
        --            --           --           --          --           --
      1,000        26,438          800       21,150       1,200       31,725
        700        27,388          600       23,475         900       35,213
      2,100        58,275        1,400       38,850       2,100       58,275
        745        21,419          465       13,369         640       18,400
        222         7,548          458       15,572         646       21,964
        300         6,600          200        4,400         400        8,800
      3,615       102,802        2,100       59,719       3,600      102,375
        500        15,031          600       18,038         900       27,056
        --            --           500       14,813         800       23,700
      1,759        95,206        1,244       67,332       1,990      107,709
      1,800       128,925        1,400      100,275       2,400      171,900
      1,650        48,778        1,600       47,300       2,525       74,645
        816        45,492          596       33,227         865       48,224
        484        28,314          354       20,709         435       25,448
        650        21,443          472       15,578       1,306       43,098
        800        15,050          600       11,288       1,000       18,813
      1,135        38,093        1,015       34,066       1,502       50,411
      3,118        28,257        2,138       19,376       3,480       31,538
      3,072        61,440        2,217       44,340       3,145       62,900
        --            --           600       11,100         900       16,650
        600        35,175          300       17,588         500       29,313
        800        20,900          500       13,063       1,000       26,125
      2,200        56,375        1,900       48,688       2,800       71,750
      1,400        27,213          900       17,494       1,500       29,156
        600        30,113          600       30,113         900       45,169
        --            --           --           --          900       52,875
      1,800        21,938          --           --          400        4,875
      1,004        69,213          908       62,595       1,358       93,617
      1,500        31,500        1,100       23,100       1,700       35,700
        470        24,352          340       17,616         528       27,357
        500        22,906          800       36,650       1,500       68,719
      1,474        63,382        1,384       59,512       2,030       87,290
      1,000        35,000          300       10,500         700       24,500
        300        14,231          200        9,488         300       14,231
        --            --           --           --          400       19,075
      1,700       111,456        1,110       72,774       1,850      121,291
      1,317        31,937          892       21,631       1,045       25,341
      1,400        59,763        1,300       55,494       2,000       85,375
      1,400        96,775        1,000       69,125       1,700      117,513
        900        50,963          675       38,222         950       53,794
      2,420        51,728        2,452       52,412       4,662       99,650

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                       LifePath 2000            LifePath 2010
                            ------------------------ ------------------------
                                 Shares        Value      Shares        Value

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Microchip Technology Inc*           600 $     24,263         600 $     24,263
Micron Electronics Inc*             --           --          200        3,263
Millenium Chemicals Inc             611       12,821         836       17,546
Miller (Herman) Inc                 338       17,492         520       26,910
Money Store Inc                     400       11,400         400       11,400
NCR Corporation*                    171        6,060       1,159       41,072
Neiman Marcus Group Inc*            --           --          200        6,175
Netscape Communications
 Corp*                              200        7,963         500       19,906
Newmont Gold Co                     100        4,325         200        8,650
Nine West Group Inc*                200        8,450         400       16,900
Noble Affiliates Inc                338       15,675         630       29,216
Noble Drilling Corp*                --           --        1,400       39,813
Nordson Corp                        214       12,359         160        9,240
Northwest Airlines Corp
 Class A*                           600       21,938         900       32,906
Omnicare Inc                        600       17,363         900       26,044
Omnicom Group                       588       39,837         920       62,330
Outback Steakhouse Inc*             400        9,650         400        9,650
Oxford Health Plans Inc*            500       36,563         800       58,500
Pacific Century Financial
 Corp                               374       18,443         460       22,684
Pairgain Technologies Inc*          --           --          600       15,450
Paychex Inc                         685       23,461       1,027       35,175
Peoplesoft*                         600       33,750         800       45,000
Petsmart Inc*                     1,200       10,275       1,300       11,131
Phycor Inc*                         600       17,663         600       17,663
Pittston Brink's Group              523       18,567         520       18,460
Planet Hollywood
 International*                     --           --          100        1,963
Pogo Producing Co                   300       13,013         300       13,013
Precision Castparts Corp            --           --          200       12,925
Promus Hotel Corp*                  477       18,514         561       21,774
Qualcom Inc*                        500       23,125         600       27,750
Quintiles Transnational
 Corp*                              200       15,600         300       23,400
Readers Digest Association
 Inc                                700       20,694       1,000       29,563
Reading & Bates Corp*               700       25,419         800       29,050
Republic Industries Inc*          1,500       36,844       3,100       76,144
Reynolds & Reynolds Inc             746       15,013         920       18,515
Rhone-Poulenc Rorer Inc             400       38,525         500       48,156
Richfood Holdings Inc               --           --          500       11,250
Rio Tinto PLC ADR (UK)            2,400      154,200       5,100      327,675
Robert Half International
 Inc*                               400       23,350         500       29,188
Ross Stores Inc                     --           --          600       17,625
Rouse Co                            400       11,750         600       17,625
RP Scherer Corp*                    200       11,263         300       16,894
Sabre Group Holdings Inc*           --           --          300        9,225
Safeway Inc*                      1,099       55,980       1,527       77,794
Saks Holdings*                      200        4,650         200        4,650

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
        600  $     24,263          750 $     30,328       1,300 $     52,569
      1,600        26,100          300        4,894         500        8,156
      2,212        46,459        1,046       21,972       1,946       40,872
        748        38,709          558       28,877       1,220       63,135
        700        19,950          500       14,250         800       22,800
      1,781        63,114        1,664       58,968       2,625       93,034
        --            --           400       12,350         500       15,438
      1,500        59,719          800       31,850       1,745       69,470
        200         8,650          200        8,650         300       12,975
        300        12,675          400       16,900         700       29,575
        873        40,485          858       39,790       1,320       61,215
      2,100        59,719        1,800       51,188       3,100       88,156
        293        16,921          208       12,012         385       22,234
      1,500        54,844        1,300       47,531       1,900       69,469
        800        23,150        1,200       34,725       1,900       54,981
      1,720       116,530        1,210       81,978       2,058      139,430
        500        12,063          600       14,475         900       21,713
      1,400       102,375        1,100       80,438       1,700      124,313
        757        37,330          677       33,385       1,035       51,038
      1,100        28,325          700       18,025       1,100       28,325
      1,804        61,787        1,440       49,320       2,312       79,186
      1,400        78,750        1,200       67,500       1,900      106,875
      2,200        18,838        1,600       13,700       3,000       25,688
      1,050        30,909          750       22,078       1,450       42,684
        657        23,324          743       26,377       1,104       39,192
      1,600        31,400          200        3,925         300        5,888
        600        26,025          400       17,350         700       30,363
        300        19,388          213       13,765         600       38,775
      1,174        45,566          745       28,915       1,255       48,710
      1,000        46,250          900       41,625       1,400       64,750
        300        23,400          400       31,200         700       54,600
      1,800        53,213        1,500       44,344       2,200       65,038
      1,200        43,575        1,100       39,944       1,700       61,731
      1,600        39,300        2,600       63,863       7,100      174,394
      2,112        42,504        1,352       27,209       2,200       44,275
        900        86,681          700       67,419       1,100      105,944
        --            --           600       13,500       1,000       22,500
     10,225       656,956        8,650      555,763      15,150      973,388
      1,000        58,375          700       40,863       1,200       70,050
        --            --           --           --        1,300       38,188
        500        14,688          900       26,438       1,600       47,000
        400        22,525          400       22,525         600       33,788
      2,200        67,650          300        9,225         600       18,450
      2,689       136,956        1,990      101,350       3,526      179,580
      1,200        27,900          300        6,975         600       13,950

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Sealed Air Corp*                      400 $     20,750         400 $     20,750
Security Dynamics Tech Inc*           --           --          300       11,794
Simon Debartolo Group Inc             300        9,506         700       22,181
SLM Holding Corp                      500       67,750         700       94,850
Smith International Inc*              314       22,844         400       29,100
Solectron Corp*                       800       33,500       1,000       41,875
Sonoco Products Co                    688       22,403         977       31,814
Spieker Properties Inc                --           --          500       18,594
Staples Inc*                          996       23,406       1,197       28,130
Star Banc Corp                        700       31,631       1,000       45,188
Starbucks Corp*                       700       28,700         800       32,800
Starwood Lodging Trust                --           --          500       23,094
Steel Dynamics Inc*                   --           --          --           --
Sterling Commerce Inc*                677       22,383         837       27,673
Stryker Corp                          748       29,873         820       32,749
Sundstrand Corp                       526       31,034         560       33,040
Sungard Data Sys Inc*                 400       20,850         500       26,063
Sybron Corp*                          500       19,969         600       23,963
Synopsys Inc*                         400       13,850         500       17,313
Synovus Financial                   1,425       37,317       1,875       49,102
T Rowe Price Assoc Inc                400       22,000         500       27,500
Tech Data Corp*                       --           --          500       19,469
Teletech Holdings Inc*                --           --          100        1,638
Thermo Cardiosystems Inc*             150        3,759         250        6,266
Thermo Instrument Systems*            200        7,988         225        8,986
Thermolase Corp*                      --           --          100        1,613
Tiffany & Co                          326       14,752         400       18,100
Total System Services Inc             300        7,031         300        7,031
Transocean Offshore Inc               200       19,013         500       47,531
UAL Corp*                             500       38,094         700       53,331
UCAR International Inc*               400       18,875         400       18,875
UICI*                                 --           --          400       12,000
Union Texas Petroleum
 Holdings                             600       13,988         700       16,319
United Meridian Corp*                 --           --          400       15,675
USA Waste Services Inc*               800       33,600       1,730       72,660
USG Corp*                             400       17,150         400       17,150
U.S. Office Products Co*              --           --          600       19,650
Valspar                               400       12,325         400       12,325
Vastar Resources Inc                  200        8,538         200        8,538
Viking Office Prods Inc*              800       16,900       1,000       21,125
Vornado Realty Trust                  200       13,900         300       20,850
Watson Pharmaceutical Inc*            300       15,769         400       21,025
Western Digital*                      700       33,688       1,000       48,125
Wisconsin Central Transport*          400       12,400         600       18,600
Xilinx Inc*                           647       30,733         800       38,000

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
        606  $     31,436          636 $     32,993       1,000 $     51,875
        --            --           400       15,725         700       27,519
      1,600        50,700        1,100       34,856       1,700       53,869
      1,400       189,700          900      121,950       1,500      203,250
        597        43,432          627       45,614         900       65,475
      2,000        83,750        1,600       67,000       2,400      100,500
      2,100        68,381        1,622       52,816       2,355       76,685
        --            --           --           --        1,000       37,188
      2,163        50,831        2,040       47,940       2,957       69,490
      2,100        94,894        1,500       67,781       2,300      103,931
      1,700        69,700        1,300       53,300       2,000       82,000
        --            --           --           --        1,000       46,188
        --            --           --           --          300        7,575
      1,254        41,460          996       32,930       1,974       65,265
      1,668        66,616        1,288       51,440       1,900       75,881
      1,390        82,010          930       54,870       1,390       82,010
        900        46,913          700       36,488       1,000       52,125
        800        31,950          800       31,950       1,200       47,925
        900        31,163          600       20,775       1,200       41,550
      3,825       100,167        2,775       72,670       4,375      114,570
      1,000        55,000          800       44,000       1,200       66,000
        --            --           700       27,256       1,100       42,831
        --            --           --           --          300        4,913
        300         7,519          300        7,519         450       11,278
      1,600        63,900          250        9,984         337       13,459
        --            --           --           --          300        4,838
        480        21,720          560       25,340         800       36,200
      2,200        51,563          400        9,375         600       14,063
        400        38,025          700       66,544       1,000       95,063
      1,200        91,425          900       68,569       1,500      114,281
        800        37,750          600       28,313         900       42,469
        --            --           --           --          900       27,000
        800        18,650          900       20,981       1,400       32,638
        --            --           500       19,594         800       31,350
      2,400       100,800        1,900       79,800       3,968      166,635
        500        21,438          600       25,725         900       38,588
        --            --           --           --        1,200       39,300
        600        18,488          600       18,488         900       27,731
      1,600        68,300          200        8,538         500       21,344
      2,000        42,250        1,400       29,575       2,100       44,363
        300        20,850          400       27,800         600       41,700
        600        31,538          500       26,281       1,000       52,563
      1,800        86,625        1,600       77,000       2,300      110,688
      1,200        37,200          900       27,900       1,300       40,300
      1,459        69,303        1,174       55,765       1,820       86,450

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Zions BanCorp                         400 $     15,500         600 $     23,250
                                          ------------             ------------
     TOTAL MEDIUM CAP GROWTH
                      STOCKS
                     - VALUE              $  3,436,227             $  5,431,986
                     -  COST              $  2,366,094             $  4,210,470
MEDIUM CAP VALUE STOCKS
PERCENT OF NET ASSETS                            3.32%                    3.10%
Advanta Corp Class B                  300 $      9,525         300 $      9,525
AFLAC Corp                          1,096       60,349       1,670       91,954
AG Edwards Inc                        455       18,086         620       24,645
AGCO Corp                             300        9,750         300        9,750
Albemarle Corp                        313        7,688         460       11,299
Alex Brown Inc                        --           --          200       16,938
Alexander & Baldwin Inc               504       13,608         590       15,930
Alleghany Corp*                         2          490         102       24,480
Allegiance Corp                        81        2,541         628       19,704
Allmerica Financial Corp              324       13,409         431       17,829
Alumax Inc*                           489       20,263         480       19,890
AMBAC Inc                             300       24,244         300       24,244
American Financial Group Inc          304       13,148         390       16,868
American National Insurance
 Co                                   100        9,700         100        9,700
American Standard Co Inc*             500       23,500         500       23,500
American States Financial
 Corp                                 --           --          100        4,681
American Water Works Co Inc           600       12,450         700       14,525
AmSouth Bancorp                       700       29,444         850       35,753
Arco Chemical Co                      100        4,375         100        4,375
Arrow Electronics Inc*                393       24,145         496       30,473
Associates First Capital
 Corp                                 600       34,838         700       40,644
Autoliv Inc                            45        1,758       1,199       46,848
Avnet Inc                             330       22,832         450       31,134
AVX Corp                              300       10,556         200        7,038
Barnes & Noble*                       200        9,288         200        9,288
BB&T Corporation                    1,000       51,750       1,600       82,800
Beacon Properties Corp                --           --          400       14,400
Bear Stearns Co Inc                   999       39,539       1,154       45,665
Beckman Instruments Inc               294       13,836         350       16,472
Belo (A H) Corp                       456       19,551         640       27,440
Bergen Brunswig Corp Class A          525       22,050         645       27,090
BG PLC ADR (UK)                     3,200      138,800       6,700      290,613
BJ Services Co*                       --           --          400       28,900
Borders Group Inc*                    --           --          800       19,050
Boston Chicken Inc*                   600        7,388         500        6,156
Bowater Inc                           395       20,219         410       20,987
Cabot Corp                            710       19,436         740       20,258
Calenergy Inc*                        500       16,563         500       16,563
California Federal Bank*              --           --          --           --

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
      1,200  $     46,500          800 $     31,000       1,600 $     62,000
             ------------              ------------             ------------
             $  9,207,735              $  7,170,842             $ 12,493,208
             $  6,260,913              $  5,023,514             $  9,881,006
                    3.50%                     3.99%                    4.16%
        500  $     15,875          400 $     12,700         700 $     22,225
      3,217       177,136        2,137      117,669       3,727      205,218
      1,017        40,426          977       38,836       1,525       60,619
        500        16,250          600       19,500         800       26,000
      1,112        27,314          732       17,980         986       24,219
        --            --           --           --          600       50,813
        814        21,978          809       21,843       1,180       31,860
        104        24,970          104       24,970         104       24,970
        930        29,179          698       21,900       1,507       47,282
      1,279        52,922          172        7,128         303       12,544
        773        32,031          893       37,004       1,270       52,626
        900        72,731          500       40,406         800       64,650
        813        35,162          508       21,971         780       33,735
        200        19,400          200       19,400         300       29,100
      1,300        61,100          800       37,600       1,300       61,100
        --            --           200        9,363         300       14,044
        800        16,600        1,000       20,750       1,700       35,275
      1,800        75,713        1,350       56,784       2,050       86,228
        200         8,750          200        8,750         300       13,125
        999        61,376          710       43,621       1,075       66,045
      1,600        92,900        1,100       63,869       1,700       98,706
        870        33,980          634       24,749       2,711      105,894
      1,014        70,156          659       45,595       1,015       70,225
      1,300        45,744          300       10,556         600       21,113
        300        13,931          200        9,288         400       18,575
      2,300       119,025        1,900       98,325       3,580      185,265
        --            --           --           --        1,100       39,600
      2,709       107,175        1,869       73,942       2,883      114,073
        450        21,178          505       23,767         780       36,709
        714        30,613        1,044       44,762       1,540       66,028
        786        33,012          775       32,550       1,350       56,700
     13,100       568,213       11,350      492,306      20,050      869,669
        600        43,350          600       43,350         900       65,025
        --            --         1,000       23,813       1,700       40,481
        700         8,619          700        8,619       1,100       13,544
        652        33,374          607       31,071         975       49,908
      1,772        48,509        1,232       33,726       1,790       49,001
        900        29,813          900       29,813       1,400       46,375
        --            --           --           --          120        2,040

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Capital One Financial Corp            --  $        --          100 $      3,850
Carnival Corp Class A                 --           --        1,200       52,575
CarrAmerica Realty Corp               --           --          400       11,925
Central Fidelity Banks Inc            525       20,541         745       29,148
Charter One Financial Inc             430       23,381         525       28,547
Cincinnati Financial Corp             430       34,938         646       52,488
Circus Circus Entertainment
 Inc*                                 629       15,057         930       22,262
Clayton Homes Inc                   1,026       17,254         984       16,539
CNA Financial Corp*                   100       11,344         100       11,344
Comdisco Inc                          624       16,965         668       18,148
Commerce Bancshares Inc               340       18,318         440       23,705
Compass Bancshares Inc                400       14,250         600       21,375
Comsat Corp                           510       11,061         600       13,013
Consolidated Papers Inc               286       16,677         280       16,328
Continental Airlines Class B          --           --          500       18,313
Cooper Cameron Corp*                  --           --          500       32,438
Cox Communications Inc Class
 A                                    613       16,589         674       18,240
Cracker Barrel Old Country
 Store Inc                            649       19,957         710       21,833
Crescent Real Estate
 Equities Co                          --           --        1,000       31,625
Crestar Financial Corp              1,004       44,866       1,240       55,413
Cypress Semiconductor Corp*           800       14,200       1,040       18,460
Dean Foods Co                         424       18,815         440       19,525
Deposit Guaranty Corp                 --           --          400       12,825
Depuy Inc*                            --           --          200        4,625
Dime Bancorp Inc                      800       15,450       1,200       23,175
Donaldson Lufkin & Jenrette
 Inc                                  --           --          100        5,938
DST Systems Inc*                      200        7,238         300       10,856
Duke Realty Investments               --           --          800       16,750
Enron Oil & Gas Co                    700       16,888         800       19,300
Enserch Exploration Inc*              138        1,242       1,213       10,919
Equitable Co Inc                      600       26,100         900       39,150
Equitable of Iowa Co                  300       19,538         300       19,538
Equity Office Properties*             --           --          300        8,756
Equity Residential
 Properties Trust                     400       19,475         600       29,213
Ethyl Corp                          1,031        9,279       1,010        9,090
Everest Reinsurance Holdings
 Inc                                  300       10,856         200        7,238
EW Scripps Co                         300       11,794         300       11,794
Family Dollar Stores Inc              480       10,200         720       15,300
Fina Inc Class A                      --           --          100        6,600
Finova Group Inc                      200       16,913         300       25,369
First American Corp                   600       25,350         700       29,575
First Brands Corp                     486       12,120         480       11,970
First Commerce Corp                   300       16,013         400       21,350
First Empire State Corp               --           --          100       36,550
First Hawaiian Inc                    200        7,375         300       11,063

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
        900  $     34,650          100 $      3,850         200 $      7,700
        --            --           --           --        2,900      127,056
        --            --           --           --        1,100       32,794
      1,050        41,081          945       36,973       1,507       58,961
      1,050        57,094          735       39,966       1,260       68,513
      1,245       101,156          940       76,375       1,395      113,344
      2,122        50,795        1,562       37,390       2,195       52,543
      1,945        32,700        1,320       22,193       2,208       37,114
        200        22,688          100       11,344         300       34,031
      1,562        42,453          954       25,937       1,463       39,775
        866        46,656          651       35,073         997       53,713
        750        26,719          750       26,719       1,350       48,094
        819        17,762          814       17,654       1,290       27,977
        770        44,901          490       28,573         770       44,901
        --            --           --           --        1,000       36,625
        800        51,900          800       51,900       1,100       71,363
      1,294        35,019          927       25,087       1,649       44,626
      1,411        43,388          971       29,858       1,525       46,894
        --            --           --           --        2,200       69,575
      1,970        88,034        1,830       81,778       2,870      128,253
      1,364        24,211        1,424       25,276       2,070       36,743
        707        31,373          637       28,267       1,005       44,597
        --            --           --           --          900       28,856
      1,700        39,313          300        6,938         400        9,250
      2,400        46,350        1,900       36,694       2,800       54,075
        900        53,438          200       11,875         300       17,813
        400        14,475          300       10,856         500       18,094
        --            --           --           --        1,600       33,500
      2,200        53,075          900       21,713       1,600       38,600
      1,934        17,409        1,444       12,996       2,767       24,905
      3,100       134,850        1,300       56,550       1,900       82,650
        400        26,050          400       26,050         700       45,588
        --            --           --           --          700       20,431
        400        19,475          700       34,081       1,400       68,163
      2,029        18,261        1,308       11,772       2,530       22,770
        400        14,475          300       10,856         500       18,094
        900        35,381          300       11,794         600       23,588
      1,285        27,306          940       19,975       1,642       34,887
        400        26,400          100        6,600         100        6,600
        600        50,738          500       42,281         700       59,194
      1,400        59,150        1,000       42,250       1,600       67,600
        694        17,307          704       17,556       1,060       26,434
        800        42,700          500       26,688         900       48,038
        100        36,550          100       36,550         100       36,550
        300        11,063          400       14,750         600       22,125

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
First Of America Bank Corp            821 $     42,256       1,015 $     52,247
First Security Corp                   861       24,323       1,170       33,053
First Tennessee National
 Corp                                 508       27,051         740       39,405
First Virginia Banks Inc              359       24,457         380       25,888
Firstar Corp                        1,200       40,425       1,400       47,163
Firstmerit Corp                       300       14,063         300       14,063
Fiserv Inc*                           417       18,765         530       23,850
Food Lion Inc Class A               2,100       15,553       3,100       22,959
Food Lion Inc Class B               1,400       10,150       2,300       16,675
Forest Labs Inc Class A*              382       15,686         470       19,299
Foundation Health Systems*            792       25,186       1,027       32,659
Franchise Finance Corp                --           --          100        2,506
GATX Corp                             223       13,951         270       16,892
Gaylord Entertainment Co
 Class A                              315        7,343         315        7,343
General Motors Corp Class H           800       50,850       1,100       69,919
Genzyme Corp--General
 Division*                            326        9,169         420       11,813
Golden State Bancorp*                 --           --          600       17,325
Greenpoint Financial Corp             400       24,625         400       24,625
Hanna (M A) Co                        580       15,008         550       14,231
Hannaford Brothers Co                 236        8,024         360       12,240
Harsco Corp                           538       24,244         620       27,939
Hawaiian Electric Industries
 Inc                                  392       14,186         340       12,304
Health Care Property
 Investors Inc                        300       11,156         400       14,875
Health Care & Retirement
 Corp*                                350       12,753         400       14,575
Health & Retire Property
 Trust                                600       10,875       1,100       19,938
Hertz Corp Class A                    --           --          200        6,913
Hibernia Corp Class A               1,000       15,188       1,500       22,781
Highwoods Properties Inc              --           --          400       13,000
Hillenbrand Industries Inc            300       13,181         500       21,969
Hormel Foods Corp                     400       11,900         500       14,875
Host Marriott Corp*                 1,300       25,350       1,900       37,050
HSB Group Inc                         230       12,363         280       15,050
Hubbell Inc Class B                   532       24,406         566       25,965
IBP Inc                               732       16,790       1,020       23,396
Imation Corp*                         576       15,588         516       13,964
IMC Global Inc                        618       21,746         900       31,669
International Specialty
 Products Inc*                        --           --          200        2,863
IVAX Corp*                          1,230       11,608       1,240       11,703
John Nuveen & Co Inc Class A          --           --          100        3,044
Johns Manville Corporation            --           --          400        4,950
Kansas City Southern
 Industries                           281       21,040         370       27,704
Kelly Services Inc Class A            406       13,601         420       14,070
Kimco Realty Corp                     300       10,106         350       11,791
KLA Instruments Corp*                 400       28,350         800       56,700
Komag Inc*                            400        7,025         600       10,538

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
      2,113  $    108,820        1,303 $     67,105       2,287 $    117,781
      2,662        75,187        1,953       55,172       2,925       82,631
      1,570        83,603        1,100       58,575       1,780       94,785
        791        53,887          561       38,218         945       64,378
      2,200        74,113        2,200       74,113       3,300      111,169
        500        23,438          500       23,438         800       37,500
        699        31,455          629       28,305       1,295       58,275
      5,600        41,475        4,200       31,106       6,400       47,400
      4,300        31,175        3,000       21,750       4,700       34,075
      1,066        43,773          686       28,169       1,060       43,526
      1,255        39,909          814       25,889       3,642      115,855
        --            --           --           --          200        5,013
        302        18,894          317       19,832         610       38,163
        420         9,791          515       12,006         750       17,484
      2,100       133,481        1,500       95,344       2,600      165,263
        734        20,644          544       15,300         700       19,688
        --            --           --           --        1,300       37,538
      1,100        67,719          600       36,938       1,100       67,719
        967        25,021          800       20,700       1,162       30,067
        745        25,330          465       15,810         840       28,560
      1,148        51,732          758       34,157       1,320       59,483
        423        15,307          403       14,584         780       28,226
        400        14,875          500       18,594         700       26,031
        750        27,328          600       21,863       1,050       38,259
        800        14,500        1,000       18,125       2,600       47,125
        --            --           --           --          500       17,281
      2,900        44,044        2,200       33,413       3,300       50,119
        --            --           --           --          800       26,000
      1,000        43,938          800       35,150       1,300       57,119
        600        17,850          600       17,850       1,100       32,725
      3,400        66,300        2,500       48,750       4,300       83,850
        309        16,609          324       17,415         520       27,950
      1,008        46,242          934       42,847       1,402       64,317
      2,152        49,362        1,542       35,370       2,500       57,344
        702        18,998          731       19,783       1,117       30,229
      1,530        53,837        1,270       44,688       2,000       70,375
      1,300        18,606          300        4,294         500        7,156
      2,323        21,923        1,663       15,695       2,895       27,322
        --            --           --           --          --           --
      1,800        22,275          300        3,713         700        8,663
        765        57,279          585       43,802         760       56,905
        689        23,082          619       20,737         885       29,648
        450        15,159          500       16,844         700       23,581
      1,000        70,875          900       63,788       2,000      141,750
      1,100        19,319          800       14,050       1,100       19,319

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Lafarge Corp                          300 $      9,750         400 $     13,000
Lam Research Corp*                    300       16,950         400       22,600
Lehman Brothers Holdings              900       39,488       1,100       48,263
Leucadia National Corp                400       12,750         400       12,750
Liberty Media Group-Class A*        1,985       52,354       2,659       70,131
Litton Industries Inc*                301       15,012         390       19,451
Lone Star Steakhouse &
 Saloon*                              300        5,156         400        6,875
Loral Space &
 Communications*                    1,242       21,735       1,882       32,935
LTV Corp                              900       11,700       1,300       16,900
Lubrizol Corp                         529       23,177         660       28,916
MAPCO Inc                             374       11,220         520       15,600
Mark IV Industries Inc                547       13,745         532       13,375
Marshall & Ilsley Corp                758       35,626       1,040       48,880
Martin Marietta Inc                   --           --          100        3,494
McCormick & Co Inc                    588       13,892         700       16,538
McKesson Corp                         300       28,106         400       37,475
McLeod Inc Class A*                   --           --          200        6,775
Meditrust Corp                        400       15,975         600       23,963
MEMC Electronic Materials
 Inc*                                 300        8,700         300        8,700
Mercantile Bancorp                    636       43,844         970       66,869
Mercantile Bankshares                 454       12,769         735       20,672
Mercury General Corp                  100        8,750         100        8,750
Meyer (Fred) Inc*                     --           --          200       10,400
MGM Grand Inc*                        200        8,025         200        8,025
Molex Inc                             453       17,724         397       15,533
Molex Inc Class A                     550       20,075         643       23,470
Murphy Oil Corp                       293       15,730         480       25,770
Mylan Laboratories                  1,003       21,314       1,270       26,988
Nabisco Holdings Corp Class
 A                                    200        8,300         200        8,300
Nabors Industries Inc*                900       30,994         900       30,994
New Plan Realty Trust                 400        9,400         700       16,450
North Fork Bancorporation
 Inc                                  --           --          800       19,950
Northern Trust Corp                   934       49,619       1,320       70,125
Novellus System Inc*                  200       22,925         200       22,925
Octel Communication*                  --           --          600       18,225
Office Depot Inc*                   1,538       28,357       1,550       28,578
Officemax Inc*                      1,000       14,813       1,250       18,516
Ogden Corp                            101        2,342         625       14,492
Ohio Casualty Corp                    300       13,950         400       18,600
Old Kent Financial Corp               451       27,624         567       34,729
Old Republic International
 Corp                                 750       26,953         850       30,547
Olin Corp                             470       20,915         560       24,920
Olsten Corp                           691       12,956         525        9,844
Outdoor Systems Inc*                  --           --          600       15,863
PacifiCare Health Systems
 Inc Class A*                         112        7,445          70        4,653

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
        500  $     16,250          300 $      9,750         900 $     29,250
        500        28,250          500       28,250         800       45,200
      2,400       105,300        1,500       65,813       2,600      114,075
        400        12,750          600       19,125       1,000       31,875
      5,583       147,252        3,434       90,572       5,971      157,485
        808        40,299          503       25,087         879       43,840
        700        12,031          500        8,594         900       15,469
      2,912        50,960        2,974       52,045       4,566       79,905
      1,900        24,700        1,700       22,100       2,700       35,100
      1,517        66,464          942       41,271       1,600       70,100
        936        28,080          776       23,280       1,200       36,000
        870        21,870          762       19,153       1,174       29,488
      2,203       103,541        1,583       74,401       2,420      113,740
        --            --           --           --          200        6,988
      1,355        32,012        1,205       28,468       1,755       41,462
        800        74,950          600       56,213         900       84,319
        --            --           200        6,775         400       13,550
      1,100        43,931          800       31,950       1,300       51,919
        400        11,600          400       11,600         500       14,500
      1,469       101,269        1,064       73,350       2,240      154,420
      1,219        34,284        1,062       29,869       1,720       48,375
        200        17,500          200       17,500         300       26,250
        --            --           --           --          400       20,800
        700        28,088          400       16,050         400       16,050
        672        26,292          575       22,497       1,027       40,181
      1,156        42,194        1,031       37,632       1,581       57,706
      1,077        57,821          697       37,420       1,070       57,446
      2,765        58,756        1,927       40,949       3,052       64,855
        800        33,200          200        8,300         400       16,600
      1,285        44,252        1,429       49,211       2,300       79,206
      1,400        32,900          900       21,150       1,500       35,250
        --            --           --           --        1,700       42,394
      2,656       141,100        1,676       89,038       2,930      155,656
        400        45,850          200       22,925         400       45,850
        730        22,174          840       25,515       1,200       36,450
      2,442        45,024        1,967       36,267       3,380       62,319
      2,700        39,994        1,950       28,884       3,050       45,178
        884        20,498          606       14,052       1,144       26,527
        700        32,550          500       23,250         800       37,200
        909        55,676          793       48,571       1,560       95,550
      1,800        64,688        1,250       44,922       2,000       71,875
      1,078        47,971          858       38,181       1,260       56,070
      1,117        20,944          988       18,525       1,316       24,675
        --            --           --           --        1,300       34,369
        459        30,433          136        8,985         242       16,039

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PacifiCare Health Systems
 Inc Class B*                         174 $     11,897         195 $     13,333
Paine Webber Group Inc                600       23,063         800       30,750
Payless Shoesource Inc*               317       20,328         411       26,355
Peoples Bank Bridgeport               --           --          200        5,613
Premark International Inc             461       13,715         706       21,004
Protective Life Corp                  300       14,925         300       14,925
Provident Co Inc                      297       19,342         266       17,323
Provident Financial Group             --           --          200        9,475
Public Storage Inc                    --           --          700       19,644
Quantum Corp*                       1,000       35,063       1,400       49,088
Questar Corp                          427       17,080         440       17,600
Quorum Health Group Inc*              300       10,219         300       10,219
Rational Software Corp*               --           --          400        6,600
Rayonier Inc                          356       17,377         350       17,084
Read-Rite Corp*                       400       11,475         500       14,344
Regions Financial Corp                970       33,223       1,500       51,375
Reliance Group Holdings               --           --          700        8,575
Reliastar Financial Corp              300       22,425         500       37,375
RJR Holdings Group Inc              1,670       58,137       2,443       85,047
RPM Inc                               778       15,803         887       18,017
SCI Sys Inc*                          400       15,725         600       23,588
Seagull Energy Corp*                  391        9,555         610       14,907
SEC Capital Pacific Trust             600       13,088         500       10,906
Sensormatic Electronics Corp          535        6,988         870       11,364
Shaw Inds                           1,260       14,096       1,330       14,879
Signet Banking Corp                   500       25,906         700       36,269
Southland Corp*                     1,800        5,119       1,400        3,981
Southtrust Corp                       871       38,977       1,080       48,330
St Joe Corp                           100        8,563         100        8,563
Sterling Software*                    300       10,294         400       13,725
Stewart Enterprises Inc               250        9,875         450       17,775
Storage Technology Corp*              459       23,380         635       32,345
Summit BanCorp                        803       47,678       1,370       81,344
Sunbeam Corp                          500       22,000         500       22,000
Sybase Inc*                           700       13,038         700       13,038
Symbol Technologies Inc               390       14,430         315       11,655
Talbots Inc                           200        5,288         200        5,288
TCF Financial Corp                    400       21,325         400       21,325
Tele-Communications
 International*                       300        4,819         200        3,213
Teradyne Inc*                         576       32,076         920       51,233
Terra Industries Inc                  500        6,688         400        5,350
The PMI Group Inc                     300       17,344         300       17,344
Tidewater Inc                         565       29,663         650       34,125
TIG Holdings Inc                      500       15,625         500       15,625
Tosco Corp                            971       32,104       1,540       50,916

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
        526  $     35,978          411 $     28,102         595 $     40,696
      2,400        92,250        1,100       42,281       1,900       73,031
        743        47,645          615       39,437       1,004       64,382
        --            --           --           --          500       14,031
      1,133        33,707          796       23,681       1,450       43,138
        600        29,850          500       24,875         700       34,825
        806        52,491          501       32,628         633       41,224
        --            --           --           --          500       23,688
      1,400        39,288        1,100       30,869       1,800       50,513
      1,580        55,399        1,570       55,048       3,100      108,694
        710        28,400          640       25,600         930       37,200
        400        13,625          300       10,219         600       20,438
        --            --           --           --        1,000       16,500
        462        22,551          526       25,675         819       39,977
        600        17,213          500       14,344       1,100       31,556
      2,838        97,202        1,928       66,034       3,380      115,765
        --            --           --           --        1,500       18,375
        800        59,800          600       44,850       1,100       82,225
      5,005       174,237        3,251      113,175       5,618      195,577
      1,198        24,334        1,286       26,122       1,868       37,944
      1,000        39,313          800       31,450       1,200       47,175
        548        13,392          403        9,848       1,475       36,045
        800        17,450          900       19,631       1,200       26,175
      1,723        22,507        1,048       13,690       1,885       24,623
      2,415        27,018        2,005       22,431       3,000       33,563
      1,300        67,356        1,000       51,813       1,500       77,719
      2,600         7,394        1,800        5,119       4,200       11,944
      2,137        95,631        1,587       71,018       2,535      113,441
        200        17,125          200       17,125         200       17,125
        600        20,588          500       17,156         800       27,450
        750        29,625          600       23,700         900       35,550
      1,284        65,404          967       49,257       1,525       77,680
      2,039       121,066        1,514       89,894       2,679      159,066
        800        35,200          800       35,200       1,200       52,800
      1,400        26,075          900       16,763       1,600       29,800
        585        21,645          555       20,535         825       30,525
        --            --           200        5,288         400       10,575
        800        42,650          500       26,656       1,100       58,644
      1,500        24,094          200        3,213         600        9,638
      1,790        99,681        1,300       72,394       2,050      114,159
        700         9,363          500        6,688       1,100       14,713
        300        17,344          400       23,125         600       34,688
        925        48,563          985       51,713       1,465       76,913
        900        28,125          700       21,875       1,000       31,250
      1,467        48,503        1,877       62,058       3,435      113,570

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Transatlantic Holdings Inc            226 $     15,975         150 $     10,603
Travelers Property Casualty           100        4,025         100        4,025
Trinity Industries                    522       20,750         540       21,465
Tyson Food Inc                        591       12,559         690       14,663
Ultramar Diamond Shamrock
 Corp                                 610       19,904         755       24,632
Unifi Inc                             568       21,797         600       23,025
Union Planters Corp                   600       30,750         700       35,875
Unionbancal Corp                      100        7,731         100        7,731
Unisource Worldwide Inc                94        1,704         865       15,678
United Asset Mgmt Corp                500       13,406         700       18,769
United Dominion Realty Trust          --           --        1,000       14,125
Unitrin Inc                           300       18,000         300       18,000
Universal Corp                        381       13,859         400       14,550
U.S. Filter Corp*                     --           --          800       28,800
U.S. Industries Inc                   395       15,010         505       19,190
Valero Energy Corp                    480       15,990         470       15,657
Valero Energy Corp                    480       15,990         470       15,657
Varian Associates Inc                 277       15,806         390       22,254
Vencor Inc *                          500       20,063         600       24,075
Viad Corp                             136        2,474       1,080       19,643
Vishay Intertechnology Inc*           441       11,769         546       14,571
Vulcan Materials Co                   300       26,363         300       26,363
Wallace Computer Services              90        2,790         100        3,100
Warnaco Group Inc                     300        9,731         600       19,463
Washington Federal Inc                484       13,189         594       16,187
Washington Post Co                     27       11,360         --           --
Weatherford Enterra Inc*              400       18,425         600       27,638
Weingarten                            200        8,313         300       12,469
Weismarkets Inc                       200        6,750         100        3,375
Wellpoint Health Networks
 Inc*                                 --           --          100        5,438
Wesco Financial Corp                  --           --          --           --
West Teleservices*                    --           --          --           --
Western National Corp                 400       11,150         400       11,150
Westfield America Inc                 --           --          --           --
Wheelabrator Technologies
 Inc                                  700       10,981       1,000       15,688
Wilmington Trust Corp                 392       19,747         410       20,654
Witco Corp                            516       24,252         680       31,960
York International Corp               402       18,040         520       23,335
                                          ------------             ------------
      TOTAL MEDIUM CAP VALUE
                      STOCKS
                     - VALUE              $  3,960,033             $  5,748,679
                       -COST              $  2,718,892             $  4,213,919
MEDIUM CAP UTILITY STOCKS
PERCENT OF NET ASSETS                            0.70%                    0.37%
360 Communications Co*              1,525 $     28,022       1,519 $     27,912
AES Corp*                           1,568       58,016       1,280       47,360

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
        532  $     37,606          390 $     27,568         460 $     32,516
        900        36,225          100        4,025         300       12,075
        705        28,024          635       25,241       1,105       43,924
      3,711        78,859          873       18,551       1,545       32,831
      1,544        50,363        1,237       40,344       1,925       62,813
      1,182        45,359          982       37,684       1,440       55,260
      1,000        51,250        1,100       56,375       1,700       87,125
        500        38,656          200       15,463         300       23,194
      1,174        21,279        1,092       19,793       1,674       30,341
      1,400        37,538        1,000       26,813       1,700       45,581
        --            --           --           --        2,200       31,075
        600        36,000          500       30,000         700       42,000
        639        23,244          594       21,607         965       35,102
        --            --           900       32,400       1,700       61,200
        950        36,100          760       28,880       1,235       46,930
        764        25,451          684       22,786       1,360       45,305
        764        25,451          684       22,786       1,360       45,305
        735        41,941          490       27,961         765       43,653
      1,500        60,188          980       39,323       1,374       55,132
      1,641        29,846        1,428       25,972       2,208       40,158
        882        23,538          871       23,245       1,249       33,333
        800        70,300          500       43,938         800       70,300
      1,100        34,100          210        6,510         300        9,300
      1,000        32,438          700       22,706       1,200       38,925
        726        19,784          805       21,936       1,252       34,117
         80        33,660           33       13,885         125       52,594
      1,057        48,688          700       32,244       1,200       55,275
        400        16,625          400       16,625         600       24,938
        600        20,250          200        6,750         200        6,750
        --            --           --           --          300       16,313
        100        27,506          --           --          --           --
        --            --           --           --          200        2,650
        600        16,725          400       11,150         800       22,300
        --            --           --           --          400        6,700
      2,800        43,925        1,400       21,963       1,800       28,238
        649        32,693          504       25,389         875       44,078
      1,352        63,544        1,022       48,034       1,495       70,265
        959        43,035          714       32,041       1,085       48,689
             ------------              ------------             ------------
             $ 10,124,977              $  7,572,654             $ 13,363,704
             $  6,883,063              $  5,229,271             $ 10,005,187
                    0.44%                     0.47%                    0.29%
      2,624  $     48,216        2,128 $     39,102       3,954 $     72,655
      2,296        84,952        1,596       59,052       1,500       55,500

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AGL Resources Inc                     538 $     10,188         440 $      8,333
Allegheny Power Systems Inc         1,284       37,316       1,010       29,353
Brooklyn Union Gas Co                 510       15,396         400       12,075
Century Telephone Enterprise          567       20,589         460       16,704
CMS Energy Corp                       921       33,098         740       26,594
Delmarva Power & Light Co             640       11,480         510        9,148
El Paso Natural Gas Co                427       24,019         456       25,650
Florida Progress Corp               1,015       32,670         800       25,750
Idaho Power Co                        402       12,713         320       10,120
Illinova Corp                         813       18,699         650       14,950
IPALCO Enterprises Inc                607       19,765         480       15,630
Kansas City Power & Light Co          667       19,093         530       15,171
LCI International Inc*                300        7,200         300        7,200
LG & E Energy Corp                    728       16,471         560       12,670
MCN Corp                              616       18,904         500       15,344
Midamerican Energy Co                 451        7,695         367        6,262
Montana Power Co                      563       12,984         460       10,609
National Fuel Gas Co                  400       17,775         320       14,220
Natural Gas Clearinghouse
 Inc                                  --           --          100        1,638
Nevada Power Co                       444        9,380         360        7,605
New Century Energies Inc*           1,072       43,296         863       34,823
New England Electric System           695       26,584         560       21,420
New York State Electric &
 Gas Corp                             772       18,818         610       14,869
NEXTEL Communications Class
 A*                                 1,068       26,767         880       22,055
NIPSCO Industries Inc                 702       28,650         560       22,855
Northeast Utilities                 1,340       13,484       1,070       10,767
OGE Energy Corp                       429       19,064         340       15,109
Paging Network Inc*                   500        5,063         600        6,075
Pinnacle West Capital Corp            941       30,406         750       24,234
Potomac Electric Power              1,282       29,085       1,010       22,914
Puget Sound Power & Light             683       17,331         540       13,703
Scana Corp                          1,026       24,752         820       19,783
Southern New England Telecom          687       26,278         550       21,038
Teco Energy                         1,265       30,439         990       23,822
Telephone & Data System               566       22,357         450       17,775
Utilicorp United Inc                  491       14,607         380       11,305
Wisconsin Energy Corp               1,148       29,346         920       23,518
                                          ------------             ------------
    TOTAL MEDIUM CAP UTILITY
                      STOCKS
                     - VALUE              $    837,800             $    686,363
                       -COST              $    698,940             $    588,666
SMALL CAP GROWTH STOCKS
PERCENT OF NET ASSETS                            0.18%                    0.13%
Arrow International Inc               --  $        --          100 $      2,963
Arterial Vascular
 Engineering Co*                      --           --          100        3,700
Broderbund Software Inc*              200        5,900         200        5,900

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
        798  $     15,112          558 $     10,567         520 $      9,848
      1,809        52,574        1,319       38,333       1,230       35,747
        719        21,705          514       15,516         490       14,792
        828        30,067          588       21,352         565       20,517
      1,314        47,222          954       34,284         885       31,805
        903        16,198          648       11,624         615       11,032
        842        47,363          627       35,269         778       43,763
      1,434        46,157        1,039       33,443         980       31,544
        585        18,501          415       13,124         385       12,176
      1,153        26,519          843       19,389         780       17,940
        882        28,720          627       20,417         577       18,789
        955        27,337          690       19,751         645       18,463
        600        14,400          500       12,000         900       21,600
        992        22,444          732       16,562         690       15,611
        930        28,539          670       20,561         600       18,413
        680        11,603          489        8,344         --           --
        824        19,004          584       13,469         540       12,454
        582        25,863          412       18,308         385       17,108
      1,600        26,200          --           --        3,200       52,400
        652        13,774          472        9,971         450        9,506
      1,535        61,982        1,123       45,337       1,029       41,556
      1,008        38,556          718       27,464         690       26,393
      1,087        26,496          787       19,183         740       18,038
      1,588        39,799        1,101       27,594       1,025       25,689
      1,015        41,425          740       30,201         675       27,548
      1,916        19,280        1,386       13,947       1,290       12,981
        612        27,196          442       19,641         415       18,442
      1,500        15,188          800        8,100       1,500       15,188
      1,334        43,105          974       31,472         905       29,243
      1,806        40,974        1,316       29,857       1,230       27,906
        971        24,639          706       17,915         655       16,621
      1,446        34,885        1,036       24,994         980       23,643
        975        37,294          710       27,158         680       26,010
      1,789        43,048        1,284       30,896       1,220       29,356
        827        32,667          587       23,187         565       22,318
        675        20,081          494       14,697         472       14,042
      1,645        42,050        1,175       30,036       1,105       28,247
             ------------              ------------             ------------
             $  1,261,135              $    892,117             $    944,884
             $  1,056,756              $    754,835             $    836,168
                    0.21%                     0.19%                    0.22%
        --   $        --           --  $        --          200 $      5,925
        --            --           --           --          --           --
        200         5,900          200        5,900         500       14,750

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Choice Hotels Inc*                     59 $      1,125         505 $      9,627
Choicepoint Inc*                      141        5,006         140        4,970
Citrix Systems Inc*                   --           --          300       15,150
Collins & Aikman Corp*                --           --          --           --
Commscope Inc*                         50          862         346        5,969
Freeport-McMoRan                      354       12,125         363       12,433
GenCorp Inc                           --           --          --           --
General Semiconductor Inc*             38          530         261        3,680
Host Marriott Services Corp*          240        3,435         240        3,435
Houghton Mifflin Co                   304       10,545         240        8,325
ICN Pharmaceuticals Inc               500       18,063         504       18,207
International Dairy Queen
 Class A*                             --           --          --           --
Kaydon Corp                           --           --          --           --
Land's End Inc*                       --           --          --           --
Lawter International Inc              --           --          --           --
Macromedia Inc*                       400        3,825         400        3,825
Magne Tek Inc*                        --           --          --           --
Mid Atlantic Medical
 Services*                            400        6,175         500        7,719
Monterey Resources Inc                 37          755         356        7,343
Oakley Inc*                           600        7,313         600        7,313
Objective Systems Integrator
 Corp*                                --           --          100          825
OEA Inc                               --           --          --           --
Omnipoint Corp*                       200        4,188         300        6,281
Pixar Inc*                            --           --          100        2,006
Presstek Inc*                         200        8,000         400       16,000
Primadonna Resorts Inc*               --           --          --           --
Quest Diagnostics Inc*                 46          860         240        4,485
Readers Digest Association
 Inc                                  200        5,550         300        8,325
Rollins Inc                           388        8,391         210        4,541
Santa Fe Energy Resources
 Inc*                                  83          918         809        8,950
Sbarro Inc                            --           --          --           --
Schweitzer-Mauduit
 International                         20          800          92        3,680
Shoneys Inc*                           97          558         370        2,128
Sotheby's Inc                         611       11,571         --           --
Southdown Inc                         175        8,214         --           --
SPX Corp                               22        1,279          46        2,674
Structural Dynamics
 Research*                            303        8,048         --           --
Superior Industries
 International Inc                    322        8,775         260        7,085
Symantec*                             378        9,096         500       12,031
TCA Cable TV Inc                      266       10,108         --           --
Teleport Communications Gp*           300       10,913         300       10,913
Tootsie Roll Inds Inc                 212       10,362         212       10,370
Transtexas Gas Corp*                  --           --          --           --
Valhi Inc                             --           --          --           --
Vanguard Cellular Systems
 Inc*                                 411        6,011         330        4,826

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
      1,105  $     21,064          807 $     15,383       1,217 $     23,199
        364        12,929          267        9,486         484       17,182
        --            --           400       20,200         600       30,300
        --            --           --           --          400        4,425
        791        13,645          612       10,557       1,550       26,745
        684        23,427          359       12,296         678       23,222
        485        12,974          --           --          --           --
        595         8,397          460        6,490       1,164       16,442
        380         5,439          320        4,580         680        9,733
        460        15,956          310       10,753         890       30,872
        708        25,577          607       21,928       1,340       48,408
        369         9,087          --           --          --           --
        250        14,766          --           --          --           --
        547        14,393          --           --          --           --
        677         8,886          --           --          --           --
        700         6,694          500        4,781         900        8,606
        367         7,730          --           --          --           --
        700        10,806          500        7,719       1,300       20,069
        827        17,057          546       11,261       1,246       25,699
      1,200        14,625          800        9,750       1,200       14,625
        --            --           --           --          200        1,650
        308        11,454          223        8,293         --           --
        400         8,375          400        8,375         600       12,563
        --            --           --           --          200        4,013
        400        16,000          400       16,000         600       24,000
        --            --           --           --          400        7,600
        515         9,624          389        7,269         825       15,417
        300         8,325          300        8,325         600       16,650
        645        13,948          400        8,650         675       14,597
      1,875        20,742        1,239       13,706       2,826       31,263
        319         8,533          219        5,858         --           --
        214         8,560          176        7,040         351       14,040
        751         4,318          596        3,427       1,304        7,498
        848        16,059          623       11,798         --           --
        253        11,875          178        8,355         --           --
        226        13,136           83        4,824         248       14,415
        434        11,528          319        8,473         --           --
        454        12,372          331        9,020         510       13,898
        636        15,304          761       18,312       1,500       36,094
        371        14,098          276       10,488         --           --
      2,600        94,575          400       14,550       3,300      120,038
        318        15,555          212       10,370         537       26,228
        --            --           --           --          300        4,313
        --            --           --           --          300        2,625
        595         8,702          427        6,245         390        5,704

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Varco International Inc*              292 $     11,607         --  $        --
Wausau Paper Mills Co                 392        8,575         316        6,913
Williams-Sonoma Inc*                  --           --          --           --
Xylan Corp*                           100        2,063         100        2,063
                                          ------------             ------------
      TOTAL SMALL CAP GROWTH
                      STOCKS
                     - VALUE              $    211,546             $    234,655
                       -COST              $    198,781             $    238,202
SMALL CAP VALUE STOCKS
PERCENT OF NET ASSETS                            0.56%                    0.33%
A Schulman Inc                        403 $      8,816         420 $      9,188
Acnielson Corp*                        73        1,661         453       10,306
Aliant Communications Inc             --           --          --           --
Alliance Semiconductor Corp*          --           --          --           --
American Oncology Resources*          --           --          200        2,738
Anixter International Inc*            500        8,094         500        8,094
AnnTaylor Stores Inc*                 247        4,230         195        3,339
Apria Healthcare Group Inc*           500        8,750         600       10,500
Argonaut Group Inc                    --           --          100        3,250
Ascent Entertainment Group*           248        2,728         292        3,212
Atlantic Energy Inc                   569        9,851         460        7,964
Bandag Inc                            --           --          100        5,331
Bandag Inc Class A                    100        5,313         100        5,313
Bassett Furniture Inds Inc             25          688          50        1,375
Best Buy Co Inc*                      --           --          100        1,700
BJ's Wholesale Club Inc*              365       10,539         --           --
Bob Evans Farms Inc                   468        8,307         360        6,390
Boyd Gaming Corp*                     --           --          200        1,663
Breed Technologies Inc                --           --          --           --
Brinker International Inc*          1,056       17,688         990       16,583
Brown Group Inc                        31          517         180        3,004
Burlington Industries Inc*            729        8,794         477        5,754
Castle & Cooke Inc*                   215        3,789         136        2,397
ChemFirst Inc                          35          879          84        2,111
Chesapeake Corp                       256        8,800         200        6,875
Chris-Craft Industries Inc*           116        5,710         262       12,836
Cirrus Logic Inc*                     634       10,897         780       13,406
CNF Transportation Inc                 62        2,240         361       13,041
Coleman Co Inc*                       --           --          200        3,163
Compuserve Corp*                      --           --          200        2,525
Deltic Timber Corp                    141        4,167         166        4,899
Department 56 Inc*                    200        5,463         200        5,463
DSP Communications Inc*               --           --          500        9,625
Earthgrains Co                         28        1,148         146        5,986
Federal Mogul Corp                    396       14,157         300       10,725

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
        524  $     20,829          374 $     14,867         --  $        --
        572        12,513          407        8,903         371        8,116
        --            --           --           --          200        8,950
        --            --           100        2,063         200        4,125
             ------------              ------------             ------------
             $    605,777              $    366,295             $    713,999
             $    514,477              $    328,903             $    670,168
                    0.50%                     0.52%                    0.48%
        686  $     15,006          616 $     13,475       1,185 $     25,922
        918        20,885          707       16,084       1,530       34,808
        490        11,086          --           --          --           --
        --            --           --           --          250        3,313
        --            --           200        2,738         400        5,475
        500         8,094          700       11,331       1,200       19,425
        351         6,011          253        4,333         237        4,059
        800        14,000          800       14,000       1,300       22,750
        --            --           200        6,500         300        9,750
        399         4,389          397        4,367         678        7,458
        830        14,369          590       10,214         550        9,522
        200        10,663          100        5,331         300       15,994
        200        10,625          200       10,625         400       21,250
        200         5,500          120        3,300         206        5,665
        --            --           300        5,100         600       10,200
        497        14,351          367       10,597         --           --
        752        13,348          472        8,378       1,250       22,188
        --            --           300        2,494         700        5,819
        --            --           --           --          100        2,125
      1,871        31,339        1,171       19,614       2,130       35,678
        338         5,640          221        3,688         253        4,222
      1,136        13,703          749        9,035       1,902       22,943
        336         5,922          222        3,913         341        6,010
        314         7,889          224        5,628         347        8,727
        361        12,409          266        9,144         650       22,344
        492        24,155          335       16,424         227       11,118
      1,496        25,713        1,066       18,322       1,510       25,953
        810        29,261          573       20,700       1,138       41,110
        --            --           --           --          200        3,163
        400         5,050          --           --          400        5,050
        308         9,097          199        5,887         334        9,880
        300         8,194          200        5,463         600       16,388
        --            --           600       11,550       1,000       19,250
        334        13,694          268       10,988         612       25,092
        553        19,770          398       14,229         380       13,585

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Federal Realty Investment
 Trust                                --  $        --          --  $        --
Ferro Corp                            305       11,476         250        9,406
Fingerhut Co                          505       10,226         400        8,100
Footstar Inc*                          46        1,141         245        6,079
Fritz Companies Inc*                  200        2,600         200        2,600
Fuller (H B) Co                       --           --          --           --
Geon Co                               --           --          --           --
Gibson Greetings Inc*                 --           --          --           --
Glatfelter (P H) Co                   486       10,054         280        5,793
Glenayre Technologies Inc*            650       11,375         650       11,375
Grand Casinos Inc*                    400        6,175         400        6,175
Granite Construction Inc              --           --          --           --
Heilig Meyers Co                      524        7,860         410        6,150
Homebase Inc*                         365        2,874         --           --
Homestead Village Property
 Inc*                                  75        1,263          88        1,474
Horizon/CMS Healthcare Corp*          600       12,338         400        8,225
Hunt (J B) Transport
 Services                             --           --          --           --
IES Industries                        --           --          --           --
Indiana Energy Inc                    --           --          --           --
Information Resources Inc*            --           --          --           --
Input/Output Inc*                     500       10,500         500       10,500
Integrated Device Technology
 Inc*                                 700        9,538         800       10,900
Intergraph Corp*                       54          537         367        3,647
International Multifoods
 Corp                                 --           --          --           --
International Rectifier
 Corp*                                500       11,406         500       11,406
Jacobs Engineering Group*             --           --          --           --
John Alden Financial Corp             --           --          --           --
Kennametal Inc                        300       14,044         300       14,044
Keystone International Inc            383       14,434         300       11,306
Laboratory Corp America
 Holdings*                            660        1,733         418        1,097
Lance Inc                             --           --          --           --
Lawson Products Inc                   --           --          --           --
Lee Enterprises Inc                   498       12,761         --           --
Longview Fibre Co                     554       11,599         540       11,306
Luby's Cafeteria Inc                   45          886         219        4,312
Lukens Inc                            --           --          --           --
Mac Frugals Bargains Close-
 Outs*                                --           --          --           --
Marvel Entertainment Group
 Inc*                                 --           --          200          375
Mascotech Inc                         --           --          300        6,281
MAXXAM Inc*                           --           --          --           --
Medaphis Corp*                        800        7,300         900        8,213
Media General Inc Class A             280       10,290         220        8,085
Mentor Graphics Corp*                 600        6,975         700        8,138
Mercury Financial Corp              1,800        2,813       1,800        2,813
Michaels Stores Inc*                  --           --          --           --

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
        --   $        --           --  $        --          400 $     10,075
        436        16,405          331       12,454         815       30,664
        714        14,459          509       10,307         180        3,645
        521        12,927          382        9,478         654       16,227
        300         3,900          --           --          400        5,200
        225        12,417          --           --          --           --
        --            --           --           --          300        5,963
        244         5,490          --           --          --           --
        769        15,909          489       10,116         770       15,929
      1,175        20,563          800       14,000       1,425       24,938
        700        10,806          500        7,719         900       13,894
        270         5,670          --           --          --           --
        834        12,510          544        8,160       1,300       19,500
        497         3,914          367        2,890         --           --
        101         1,684          113        1,895         189        3,158
        900        18,506          700       14,394       1,000       20,563
        596         9,909          --           --          --           --
        --            --           --           --          300        9,188
        352         8,954          --           --          --           --
        403         7,254          --           --          --           --
      1,000        21,000          700       14,700       1,100       23,100
      1,700        23,163          800       10,900       2,100       28,613
        861         8,556          586        5,823         992        9,858
        274         7,364          --           --          --           --
      1,000        22,813          700       15,969       1,100       25,094
        373        11,936          --           --          --           --
        --            --           --           --          300        8,569
        411        19,240          300       14,044         600       28,088
        641        24,158          396       14,924         965       36,368
      1,043         2,738          684        1,796       1,337        3,510
        478        10,217          --           --          --           --
        197         5,319          --           --          --           --
        708        18,143          510       13,069         --           --
        890        18,634          575       12,039       1,330       27,847
        480         9,450          369        7,265         621       12,226
        230         4,298          --           --          --           --
        438        11,936          --           --          --           --
      1,400         2,625          200          375         600        1,125
        --            --           400        8,375         800       16,750
        128         7,040          --           --          --           --
      1,100        10,038        1,200       10,950       2,000       18,250
        410        15,068          290       10,658         570       20,948
        852         9,905        1,000       11,625       1,600       18,600
      2,600         4,063        2,400        3,750       4,400        6,875
        --            --           --           --          200        4,888

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Micro Warehouse Inc*                  300 $      7,838         300 $      7,838
Minnesota Power & Light Co            349       11,997         270        9,281
Mississippi Chemical
 Corporation                           11          239          28          608
Mobile Media Corp*                    300          150         200          100
Mobile Telecommunications
 Technologies Corp*                   --           --          400        4,900
Modine Manufacturing Co               309        9,463         250        7,656
National Presto Industries            --           --          --           --
NCH Corp                              --           --          --           --
Newport News Shipbuilding              64        1,244         293        5,673
Novacare Inc*                         --           --          --           --
Old National Bancorp                  330       14,438         221        9,647
Oregon Steel Mills Inc                --           --          --           --
Outboard Marine Corp                   35          626         184        3,289
Overseas Shipholding Group            393        9,653         310        7,614
Parker Drilling*                      --           --          --           --
Pentair Inc                           --           --          --           --
Perrigo Co*                           812       11,622         550        7,872
Phillips-Van Heusen                   --           --          --           --
Picturetel Corp*                      400        5,000         400        5,000
Pioneer Natural Resources Co          376       15,017         297       11,861
Pittston Burlington Group              61        1,464         160        3,840
Policy Management System
 Corp*                                248       14,896         170       10,211
Public Service Co Of New
 Mexico                               --           --          --           --
Quaker State Corp                     --           --          --           --
Roadway Express Inc                    46        1,058         158        3,634
Rohr Industries Inc*                  --           --          --           --
Ruby Tuesday Inc*                     192        5,184         100        2,700
Ruddick Corp                          --           --          --           --
Ryans Family Steak House*             119        1,101         516        4,773
Savannah Foods & Inds Inc             --           --          --           --
Scholastic Corp*                      200        6,850         200        6,850
Sequa Corp*                           110        5,638         --           --
Sequent Computer*                     340        9,584         --           --
Service Merchandise Co*               771        2,988         --           --
Shiva Corp*                           300        4,425         300        4,425
Spelling Entertainment
 Group*                               --           --          --           --
SPS Transaction Services
 Corp*                                --           --          100        2,131
Standard Register                     301       10,290         --           --
Stanhome Inc                          220        7,150         170        5,525
Stewart & Stevenson Services          364        8,873         380        9,263
Stratus Computer Inc*                 261       14,486         210       11,655
Sunglass Hut Inc*                     600        4,350         500        3,625
TCI Satellite Entertainment*          107          739         543        3,750
Tecumseh Products Co                  241       13,617         190       10,735

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
        600  $     15,675          400 $     10,450         700 $     18,288
        480        16,500          350       12,031         335       11,516
        106         2,299           74        1,605         116        2,516
        400           200          300          150         700          350
        --            --           --           --          --           --
        465        14,241          335       10,259         500       15,313
        116         4,611           81        3,220         --           --
        124         8,432           89        6,052         --           --
        616        11,927          465        9,013         846       16,399
        975        14,686          710       10,694         --           --
        441        19,294          331       14,470         772       33,764
        299         8,054          199        5,361         --           --
        424         7,579          224        4,004         348        6,221
        550        13,509          405        9,948         375        9,211
        844        11,130          619        8,163         --           --
        576        20,520          406       14,464         --           --
      1,252        17,919          842       12,051       1,680       24,045
        410         5,894          290        4,169         --           --
        700         8,750          500        6,250         800       10,000
        534        21,327          386       15,416         462       18,451
        328         7,872          221        5,304         402        9,648
        303        18,199          258       15,496         440       26,428
        650        11,863          470        8,578         --           --
        419         6,495          299        4,635         --           --
        270         6,210          243        5,589         359        8,257
        287         7,767          207        5,602         --           --
        321         8,667          199        5,373         387       10,449
        714        10,710          524        7,860         --           --
      1,012         9,361          679        6,281       1,039        9,611
        410         7,175          290        5,075         --           --
        200         6,850          200        6,850         400       13,700
        137         7,021          102        5,228         --           --
        471        13,276          341        9,612         --           --
      1,516         5,875        1,111        4,305         --           --
        600         8,850          400        5,900         600        8,850
        --            --           --           --          400        3,125
        --            --           --           --          200        4,263
        432        14,769          312       10,667         --           --
        299         9,718          214        6,955         210        6,825
        495        12,066          365        8,897         845       20,597
        366        20,313          271       15,041         750       41,625
      1,000         7,250          700        5,075       1,300        9,425
      1,150         7,942          883        6,098       1,866       12,887
        345        19,493          249       14,069         431       24,352

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Teleflex Inc                          350 $     11,091         --  $        --
The Fund American Co                  --           --          --           --
Thiokol Corp                          216       17,199         --           --
Trimas Corp                           200        5,725         200        5,725
Universal Foods Corp                  279       10,829         320       12,420
Valujet Inc*                          300        1,650         200        1,100
VLSI Technology*                      500       16,500         400       13,200
Washington Gas Light                  464       11,803         360        9,158
Watts Industries Inc                  308        7,508         --           --
Wellman Inc                           363        8,258         280        6,370
Wisconsin Power & Light
 Holding Co                           341        9,441         260        7,199
Xtra Corp                             200        9,388         200        9,388
Yellow Corp*                           49        1,537         223        6,997
Zenith Electronics Corp*               44          457          89          923
Zurich Reinsurance Centre
 Inc                                  200        7,888         100        3,944
Zurn Inds Inc                          22          653          46        1,366
                                          ------------             ------------
TOTAL SMALL CAP VALUE STOCKS
                     - VALUE              $    665,331             $    618,802
                     -  COST              $    736,106             $    706,620
MICRO CAP STOCKS
PERCENT OF NET ASSETS                            0.03%                    0.02%
Bally Total Fitness Holdings
 Corp*                                 26 $        361          76 $      1,055
Consolidated Freightways*              31          484         181        2,820
Crescent Operating Inc*               --           --           80        1,290
Crown Vantage Inc*                     21          184          48          420
Dave & Buster's Inc*                  --           --          --           --
Echelon International
 Corporation*                          68        1,552          53        1,216
Edison Brothers Stores Inc*           --           --          --           --
Ennis Business Forms                  --           --          --           --
Exabyte Corp*                         --           --          --           --
Genzyme Corp--Tissue Repair*           45          481          13          135
Golden Books Family
 Entertainment Inc*                   234        2,325         --           --
Halter Marine Group Inc*              182        7,200         188        7,438
Hancock Fabrics Inc                   --           --          --           --
Handleman Co*                          59          350         132          784
Hartmarx Corp*                         81          628         230        1,783
Highlands Insurance Group*             37          872          76        1,791
Intelligent Electronics*              --           --          --           --
International Technology*             --           --          --           --
JM Smucker Co                         305        8,063         --           --
Laidlaw Environmental
 Services*                            131          606         353        1,633
Michael Foods Inc                     --           --          --           --
Mid American Waste Systems
 Inc*                                 --           --          --           --
Morrison Fresh Cooking Inc             96          456          50          238

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
        508  $     16,097          388 $     12,295         --  $        --
        --            --           --           --          100       10,550
        295        23,489          210       16,721         --           --
        --            --           200        5,725         500       14,313
        409        15,874          489       18,979         770       29,886
        400         2,200          200        1,100         700        3,850
        600        19,800          400       13,200       1,200       39,600
        624        15,873          454       11,549         440       11,193
        464        11,310          334        8,141         --           --
        495        11,261          365        8,304         845       19,224
        473        13,096          343        9,497         325        8,998
        300        14,081          200        9,388         500       23,469
        585        18,354          299        9,381         437       13,711
        279         2,895          230        2,386         367        3,808
        --            --           100        3,944         300       11,831
        224         6,650          180        5,344         241        7,155
             ------------              ------------             ------------
             $  1,430,413              $    993,341             $  1,539,593
             $  1,455,457              $  1,039,589             $  1,722,780
                    0.04%                     0.03%                    0.03%
        185  $      2,567          116 $      1,610         223 $      3,094
        405         6,328          286        4,469         569        8,891
        --            --           --           --          200        3,225
        104           910           81          709         132        1,155
         69         2,225          --           --          --           --
         96         2,191           69        1,589          65        1,491
        347           130          --           --          --           --
        247         2,686          --           --          --           --
        340         3,995          --           --          --           --
         71           763           52          562          54          581
        313         3,110          233        2,315         --           --
        246         9,732          221        8,743         420       16,616
        342         4,275          --           --          --           --
        467         2,773          307        1,823         521        3,093
        389         3,015          354        2,744         618        4,790
        172         4,053          136        3,205         216        5,090
        540         2,228          --           --          --           --
        137         1,002          --           --          --           --
        436        11,527          331        8,751         --           --
        769         3,557          623        2,881         822        3,802
        229         4,952          --           --          --           --
        372           163          --           --          --           --
        160           760           99          470         193          917

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Morrison Health Care Inc              128 $      2,200          66 $      1,134
NPC International Inc*                --           --          --           --
OshKosh B'Gosh Class A                 26          660          49        1,243
Physician Corp Of America*            400        2,725         300        2,044
Primex Technologies Inc                47        1,375          56        1,638
Sizzler International Inc*            254          937         --           --
Skyline Corp                           20          579          44        1,273
Strattec Security Corp*                10          230          28          644
Talbert Medical Management
 Holding*                              20        1,251          25        1,564
Topp Inc (The)*                       512        1,728         --           --
Western Wireless Corp*                --           --          100        1,506
Xoma Corp*                            188        1,187         --           --
                                          ------------             ------------
    TOTAL MICRO CAP STOCKS -
                       VALUE              $     36,434             $     31,649
                     -  COST              $     35,955             $     25,067
INTERNATIONAL STOCKS (EXCEPT JAPAN)
PERCENT OF NET ASSETS                            6.11%                    8.31%
Aegon NV (Netherlands)                 22 $      1,634         324 $     24,057
Alcatel Alsthom Compagnie
 Generale d'electricite ADR
 (France)                          10,035      247,112      21,673      533,699
Allied Irish Banks PLC ADR
 (Ireland)                          1,560       78,390       2,870      144,218
Banco Bilbao Vizcaya ADR
 (Spain)                            2,250       60,188       4,800      128,400
Banco Central
 Hispanoamericano SA ADR
 (Spain)                            1,100       20,213       2,000       36,750
Banco Santander SA ADR
 (Spain)                            2,100       58,275       4,200      116,550
Barclays PLC ADR (UK)               1,650      150,563       3,100      282,875
BAT Industries PLC (UK)             8,400      143,325      17,800      303,713
Benetton SpA ADR (Italy)            4,836      141,755      10,192      298,753
British Airways PLC ADR (UK)        1,300      134,306       2,800      289,275
British Petroleum Co PLC ADR
 (UK)                               2,129      180,146       4,657      394,105
British Steel PLC ADR (UK)            850       24,278       1,500       42,844
British Telecommunications
 PLC ADR (UK)                       3,200      207,000       6,700      433,406
Broken Hill Proprierty Co
 Ltd ADR (Australia)                3,680       92,460       7,460      187,433
Coles Myer Ltd ADR
 (Australia)                        2,024       74,635       4,332      159,743
Courtaulds PLC ADR (UK)            17,200       92,450      36,100      194,038
Daimler-Benz
 Aktiengesellschaft ADR
 (Germany)                         15,150    1,131,516      32,000    2,390,000
Elf Aquitaine ADR (France)          8,350      465,513      17,700      986,775
Energy Group PLC (UK)               1,068       43,188       1,987       80,349
Fiat SpA ADR (Italy)                7,480      116,875      15,730      245,781
Gallaher Group PLC ADR (UK)*          153        2,744       1,391       24,951
Glaxo Holdings PLC ADR (UK)         6,500      259,188      13,600      542,300
Grand Metropolitan PLC ADR
 (UK)                               6,791      247,019      14,414      524,327
Hanson PLC ADR (UK)                 1,068       25,632       1,990       47,760
Hong Kong Telecommunications
 Ltd ADR (Hong Kong)               19,353      410,042      42,803      906,889

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
        214  $      3,678          132 $      2,269         258 $      4,434
        374         4,254          284        3,231         --           --
        228         5,786           85        2,157         222        5,633
        600         4,088          500        3,406       1,100        7,494
        108         3,153           86        2,510         126        3,686
        434         1,600          319        1,176         --           --
        222         6,424           78        2,257         133        3,849
         72         1,656           49        1,127         --           --
         33         2,065           30        1,877          52        3,253
        722         2,437          527        1,779         --           --
        --            --           --           --          300        4,519
        193         1,218          193        1,218         --           --
             ------------              ------------             ------------
             $    109,301              $     62,878             $     85,613
             $    108,655              $     54,505             $     74,893
                   10.65%                    13.62%                   14.20%
        741  $     55,019          576 $     42,768         891 $     66,157
     42,698     1,051,439       36,113      889,293      63,401    1,561,247
      5,542       278,486        4,462      224,216       8,145      409,286
      9,600       256,800        8,100      216,675      14,300      382,525
      3,950        72,581        3,300       60,638       5,700      104,738
      8,400       233,100        7,050      195,638      12,150      337,163
      6,975       636,469        5,650      515,563       9,750      889,688
     35,750       609,984       30,250      516,141      53,200      907,725
     20,410       598,268       17,236      505,230      30,420      891,686
      5,725       591,464        4,800      495,900       8,450      872,991
      9,100       770,121        7,528      637,085      13,221    1,118,829
      3,150        89,972        2,600       74,263       4,450      127,103
     13,500       873,281       11,350      734,203      20,050    1,296,984
     16,490       414,311       13,920      349,740      24,480      615,060
      8,775       323,578        7,432      274,055      13,040      480,850
     72,800       391,300       61,600      331,100     108,300      582,113
     64,300     4,802,406       54,300    4,055,531      95,500    7,132,656
     35,450     1,976,338       30,000    1,672,500      52,750    2,940,813
      3,871       156,534        3,056      123,577       5,156      208,496
     31,570       493,281       26,675      416,797      46,910      732,969
      3,016        54,100        2,266       40,646       3,545       63,588
     27,400     1,092,575       23,200      925,100      40,750    1,624,906
     28,667     1,042,779       23,679      861,322      41,717    1,517,474
      3,872        92,925        3,257       78,168       5,657      135,768
     81,936     1,736,019       69,241    1,467,044     119,553    2,533,029

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Imperial Chemical Industries
 PLC ADR (UK)                       1,800 $    118,125       3,900 $    255,938
Imperial Tobacco Group ADR
 (UK)                               2,137       26,755       3,975       49,767
KLM Royal Dutch Airlines ADR
 (Netherlands)                        507       16,604       1,110       36,353
Lucasvarity PLC (UK)                   37        1,172         448       14,196
Montedison SpA ADR (Italy)          2,646       16,041       6,292       38,145
National Australia Bank Ltd
 ADR (Australia)                    1,750      121,406       3,700      256,688
News Corporation Ltd ADR
 (Australia)                          --           --          290        4,386
Novo Nordisk A/S ADR
 (Denmark)                          3,650      186,150       7,600      387,600
Philips Electronics NV
 (Netherlands)                      1,700      121,763       3,500      250,688
Premier Farnell PLC (UK)              626       10,564       1,084       18,293
Ranger Oil Ltd (UK)                   --           --          --           --
Repsol SA (Spain)                   1,650       64,969       3,400      133,875
Rhone Poulenc SA (France)           3,850      145,819       8,413      318,642
Royal Dutch Petroleum ADR
 (Netherlands)                      6,756      342,867      14,468      734,251
Smithkline Beecham PLC (UK)         3,500      151,594       7,600      329,175
Telecom Of New Zealand (New
 Zealand)                           1,600       62,800       3,200      125,600
Telefonica De Espana SA
 (Spain)                            2,150      167,163       4,500      349,875
The News Corp Limited
 (Australia)                        1,250       22,578       2,700       48,769
Total SA (France)                   3,425      162,266       7,450      352,958
Unilever NV (Netherlands)           4,905      987,131      10,283    2,069,454
Vodafone Group PLC (UK)             1,650       84,047       3,500      178,281
Westpac Banking Ltd
 (Australia)                        1,650       47,644       3,400       98,175
WMC Limited Sponsored
 (Australia)                        1,450       29,725       3,100       63,550
                                          ------------             ------------
  TOTAL INTERNATIONAL STOCKS
       (EXCEPT JAPAN) -VALUE              $  7,295,630             $ 15,433,650
                       -COST              $  5,278,026             $ 11,123,123
JAPANESE STOCKS
PERCENT OF NET ASSETS                            1.19%                    2.79%
Canon Inc ADR                         500 $     69,563       1,850 $    257,381
CSK Corp ADR                        1,650       56,925       6,100      210,450
Fuji Photo Film Co Ltd ADR          1,200       45,900       4,900      187,425
Hitachi Ltd ADR                       400       37,300       1,500      139,875
Honda Motor Co Ltd ADR              1,000       60,500       3,800      229,900
Ito Yokado Co Ltd ADR                 550      119,213       1,900      411,825
Japan Air Lines Co ADR              8,700       70,688      31,600      256,750
Kirin Brewery Co ADR                1,400      115,150       5,150      423,588
Kubota Corp ADR                       --           --          100        8,200
Kyocera Corp ADR                      250       32,375         800      103,600
Makita Corp ADR                     2,150       29,428       7,950      108,816
Matsushita Corp ADR                   250       45,750         750      137,250
Mitsui & Co Ltd ADR                   950      158,650       3,300      551,100
NEC Corp ADR                          950       53,913       3,400      192,950
Nippon Telegraph & Telegraph
 ADR                                1,836       86,292       6,811      320,117

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
      7,775  $    510,234        6,550 $    429,844      11,500 $    754,688
      7,743        96,943        6,112       76,523      10,312      129,107
      2,429        79,550        1,974       64,649       3,339      109,352
        982        31,117          738       23,385       1,204       38,152
     12,957        78,552       10,367       62,850      18,162      110,107
      7,325       508,172        6,250      433,594      10,950      759,656
        --            --           580        8,773       1,015       15,352
     15,275       779,025       12,900      657,900      22,650    1,155,150
      7,075       506,747        6,050      433,331      10,550      755,644
      2,106        35,539        1,726       29,126       3,137       52,937
      1,508        14,609        1,103       10,685         --           --
      6,825       268,734        5,850      230,344      10,050      395,719
     16,520       625,695       13,950      528,356      24,541      929,490
     28,152     1,428,714       23,200    1,177,400      42,712    2,167,634
     15,200       658,350       12,800      554,400      22,600      978,863
      6,550       257,088        5,600      219,800       9,800      384,650
      9,000       699,750        7,600      590,900      13,350    1,037,963
      5,500        99,344        4,550       82,184       7,650      138,178
     14,670       694,998       12,447      589,682      21,813    1,033,404
     20,021     4,029,226       16,615    3,343,769      30,632    6,164,690
      7,000       356,563        5,900      300,531      10,400      529,750
      6,900       199,238        5,800      167,475      10,100      291,638
      6,275       128,638        5,250      107,625       9,300      190,650
             ------------              ------------             ------------
             $ 30,779,956              $ 25,826,319             $ 45,656,618
             $ 22,380,982              $ 19,590,590             $ 35,166,437
                    3.57%                     4.19%                    5.17%
      3,775  $    525,197        2,900 $    403,463       6,050 $    841,706
     12,100       417,450        9,225      318,263      19,400      669,300
      9,800       374,850        7,550      288,788      15,800      604,350
      3,025       282,081        2,325      216,806       4,900      456,925
      7,625       461,313        5,875      355,438      12,300      744,150
      3,825       829,069        2,950      639,413       6,150    1,333,013
     63,175       513,297       48,550      394,469     101,900      827,938
     10,200       838,950        7,900      649,775      16,450    1,353,013
        100         8,200          100        8,200         100        8,200
      1,650       213,675        1,275      165,113       2,700      349,650
     15,625       213,867       12,175      166,645      25,150      344,241
      1,450       265,350        1,100      201,300       2,400      439,200
      6,600     1,102,200        5,025      839,175      10,550    1,761,850
      6,825       387,319        5,250      297,938      11,000      624,250
     13,543       636,521       10,406      489,082      21,774    1,023,378

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Nissan Motor Co Ltd ADR             2,300 $     29,325       8,500 $    108,375
Pioneer Electronics ADR             1,750       36,859       6,750      142,172
Sony Corp ADR                         600       52,875       2,250      198,281
Tokio Marine & Fire
 Insurance ADR                      4,200      245,175      15,400      898,975
Toyota Motor Corp ADR               1,500       79,125       5,400      284,850
                                          ------------             ------------
TOTAL JAPANESE STOCKS -VALUE              $  1,425,006             $  5,171,880
                       -COST              $  1,428,738             $  5,081,826
WARRANTS
PERCENT OF NET ASSETS                            0.00%                    0.00%
Homestead Village Property
 Corp
 expires 10/29/1997*                    1 $          4         --  $        --
Morrison Knudsen Corp
 expires
 03/11/2003*                            4           21          17           87
                                          ------------             ------------
       TOTAL WARRANTS -VALUE              $         25             $         87
                       -COST              $         22             $         74
   TOTAL COMMON STOCKS-VALUE              $ 25,672,641             $ 85,678,455
                       -COST              $ 19,573,402             $ 63,837,421

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value

----------------------------------------------------------------------------
     16,950  $    216,113       12,950 $    165,113      27,250 $    347,438
     13,175       277,498       10,175      214,311      21,250      447,578
      4,400       387,750        3,450      304,031       7,100      625,688
     30,800     1,797,950       23,650    1,380,569      49,600    2,895,400
     10,825       571,019        8,350      440,463      17,550      925,763
             ------------              ------------             ------------
             $ 10,319,669              $  7,938,355             $ 16,623,031
             $ 10,141,906              $  7,797,069             $ 16,434,348
                    0.00%                     0.00%                    0.00%
        --   $          3            1 $          7         --  $          4
         27           138           25          128          42          215
             ------------              ------------             ------------
             $        141              $        135             $        219
             $        118              $        114             $        184
             $187,514,708              $149,412,073             $300,598,260
             $137,259,050              $107,903,758             $238,098,066

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                          LifePath 2000            LifePath 2010
                               ------------------------ ------------------------
                                 Principal        Value   Principal        Value

--------------------------------------------------------------------------------
LONG-TERM GOVERNMENT
  BONDS
PERCENT OF NET ASSETS                             1.14%                    2.75%
U.S. Treasury Bonds, 6.00% --
  13.88%, 11/15/07 -- 2/15/27  $ 1,200,000 $  1,359,250 $ 4,550,000 $  5,098,781
TOTAL LONG-TERM GOVERNMENT
 BONDS                 -VALUE              $  1,359,250             $  5,098,781
                        -COST              $  1,339,641             $  4,973,319
INTERMEDIATE-TERM
  GOVERNMENT BONDS
PERCENT OF NET ASSETS                            68.77%                   45.11%
U.S. Treasury Notes, 3.41% --
  13.75%, 9/30/98 -- 5/15/07   $79,250,000 $ 82,096,541 $81,150,000 $ 83,763,708
TOTAL INTERMEDIATE-TERM
 GOVERNMENT BONDS      -VALUE              $ 82,096,541             $ 83,763,708
                        -COST              $ 81,694,375             $ 83,357,724

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
  Principal         Value    Principal        Value   Principal        Value

----------------------------------------------------------------------------
                    8.65%                    15.69%                    5.73%
$21,850,000  $ 25,004,919 $ 25,640,000 $ 29,746,507 $16,350,000 $ 18,424,983
             $ 25,004,919              $ 29,746,507             $ 18,424,983
             $ 24,658,540              $ 29,156,182             $ 18,013,766
                   22.56%                     2.87%                      --
$63,170,000  $ 65,199,547 $  5,300,000 $  5,450,233 $       --  $        --
             $ 65,199,547              $  5,450,233             $        --
             $ 65,000,299              $  5,432,156             $        --

     LIFEPATH MASTER PORTFOLIOS AUGUST 31, 1997 (UNAUDITED)

--------------------

                                      LifePath 2000             LifePath 2010
                           ------------------------  ------------------------
                            Principal/                Principal/
                                Shares        Value       Shares        Value

------------------------------------------------------------------------------
U.S. TREASURY BILLS
PERCENT OF NET ASSETS                         7.49%                     5.37%
U.S. Treasury Bills,
 2.59% -- 4.97%+,
 9/04/97 -- 11/28/97**       8,993,000 $  8,940,758   10,029,000 $  9,969,132
     TOTAL U.S. TREASURY
                   BILLS
                  -VALUE               $  8,940,758              $  9,969,132
                   -COST               $  8,936,679              $  9,964,771
CASH EQUIVALENTS
PERCENT OF NET ASSETS                         9.51%                     3.75%
Dreyfus Cash Management
 Fund#                       3,226,300 $  3,226,300    1,962,363 $  1,962,363
Janus Institutional
 Money Market Fund#          4,120,000    4,120,000    3,000,000    3,000,000
Merrimac Premium Money
 Market Fund#                4,000,000    4,000,000    2,000,000    2,000,000
                                       ------------              ------------
  TOTAL CASH EQUIVALENTS
                  -VALUE               $ 11,346,300              $  6,962,363
                   -COST               $ 11,346,300              $  6,962,363
REPURCHASE AGREEMENTS
PERCENT OF NET ASSETS                         4.19%                     4.85%
Goldman Sachs Repurchase
 Agreements#, dated
 8/29/97, due 9/3/97,
 with a maturity value
 of $52,000,000 and an
 effective yield of
 5.67%, collateralized
 by Federal National
 Mortgage Association
 obligations with rates
 ranging from 6.07% to
 7.01%, with maturity
 dates ranging from
 10/1/32 to 8/1/36 and
 with an aggregate
 market value of
 53,040,000.               $ 5,000,000 $  5,000,000  $ 9,000,000 $  9,000,000
                                       ------------              ------------
    TOTAL INVESTMENTS IN
              SECURITIES
 (NOTES 1 AND 3)  -VALUE               $134,415,490              $200,472,439
                   -COST++             $127,890,397              $178,095,598
                                       ------------              ------------
TOTAL INVESTMENTS IN
 SECURITIES                    112.61% $134,415,490      107.98% $200,472,439
Other Assets and
 Liabilities, Net             (12.61)   (15,049,441)     (7.98)   (14,820,834)
                           ----------- ------------  ----------- ------------
TOTAL NET ASSETS               100.00% $119,366,049      100.00% $185,651,605
                           =========== ============  =========== ============

--------------------------------------------------------------------------------
 * Non-income earning securities.
 # Represents collateral received from securities lending transactions (see
   Note 4 of the notes to the financial statements).
** These U.S. Treasury Bills are held in segregated accounts in connection with the Fund's holdings of S&P 500 futures contracts. See Note 1.
 + Yield to maturity.
++ Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consist of:

Gross Unrealized Appreciation       $7,464,198       $23,997,148
Gross Unrealized Depreciation         (939,105)       (1,620,307)
                                    ----------       -----------
NET UNREALIZED APPRECIATION         $6,525,093       $22,376,841
                                    ==========       ===========

The accompanying notes are an integral part of these financial statements.

--------------------

           LifePath 2020               LifePath 2030             LifePath 2040
-------------------------  -------------------------  ------------------------
 Principal/                  Principal/                Principal/
     Shares         Value        Shares        Value       Shares        Value

-------------------------------------------------------------------------------
                    3.30%                      2.30%                     0.52%
  9,607,000  $  9,554,224     4,397,000 $  4,362,138    1,686,000 $  1,675,443
             $  9,554,224               $  4,362,138              $  1,675,443
             $  9,550,139               $  4,359,892              $  1,674,626
                    4.44%                      2.80%                     6.03%
  1,850,117  $  1,850,117       313,971 $    313,971      394,414 $    394,414
  6,000,000     6,000,000     3,000,000    3,000,000   10,000,000   10,000,000
  5,000,000     5,000,000     2,000,000    2,000,000    9,000,000    9,000,000
             ------------               ------------              ------------
             $ 12,850,117               $  5,313,971              $ 19,394,414
             $ 12,850,117               $  5,313,971              $ 19,394,414
                    4.85%                      4.75%                     4.67%
$14,000,000  $ 14,000,000  $  9,000,000 $  9,000,000  $15,000,000 $ 15,000,000
             ------------               ------------              ------------
             $314,123,515               $203,284,922              $355,093,100
             $263,318,145               $162,165,959              $292,180,872
             ------------               ------------              ------------
    108.73%  $314,123,515       107.21% $203,284,922      110.45% $355,093,100
    (8.73)    (25,221,460)      (7.21)   (13,667,649)    (10.45)   (33,605,911)
-----------  ------------  ------------ ------------  ----------- ------------
    100.00%  $288,902,055       100.00% $189,617,273      100.00% $321,487,189
===========  ============  ============ ============  =========== ============




             $ 53,881,729               $ 43,323,833              $ 67,105,680
               (3,076,359)                (2,204,870)               (4,193,458)
             ------------               ------------              ------------
             $ 50,805,370               $ 41,118,963              $ 62,912,228
             ============               ============              ============

     STATEMENT OF ASSETS & LIABILITIES AUGUST 31, 1997 (UNAUDITED)

--------------------

                                                     Life Path      LifePath
                                                          2000          2010
                                                        Master        Master
                                                     Portfolio     Portfolio
----------------------------------------------------------------------------

ASSETS
INVESTMENTS:
 In securities, at market value (see cost below)
  (Note 1)                                       $ 134,415,490 $ 200,472,439
 Cash                                                      975            53
RECEIVABLES:
 Dividends and interest                              1,344,830     1,413,140
TOTAL ASSETS                                       135,761,295   201,885,632
LIABILITIES
Payables:
 Collateral for securities loaned (Note 4)          16,346,300    15,962,363
 Due to BGI (Note 4)                                    48,946       271,664
TOTAL LIABILITIES                                   16,395,246    16,234,027
TOTAL NET ASSETS                                 $ 119,366,049 $ 185,651,605
INVESTMENTS AT COST                              $ 127,890,397 $ 178,095,598
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------

     LifePath                         LifePath                                          LifePath
         2020                             2030                                              2040
       Master                           Master                                            Master
    Portfolio                        Portfolio                                         Portfolio
---------------------------------------------------------

$ 314,123,515                    $ 203,284,922                                     $ 355,093,100
          492                              832                                               751
    1,769,753                          739,903                                           945,895
  315,893,760                      204,025,657                                       356,039,746
   26,850,117                       14,313,971                                        34,394,414
      141,588                           94,413                                           158,143
   26,991,705                       14,408,384                                        34,552,557
$ 288,902,055                    $ 189,617,273                                     $ 321,487,189
$ 263,318,145                    $ 162,165,959                                     $ 292,180,872
------------------------------------------------------------------------------------------------

     STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED AUGUST 31, 1997
     (UNAUDITED)

--------------------

                                                     LifePath         LifePath
                                                         2000             2010
                                                         Fund             Fund
                                             Master Portfolio Master Portfolio
------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends                                        $   282,768      $   845,227
 Interest+                                          2,916,482        2,920,941
TOTAL INVESTMENT INCOME                             3,199,250        3,766,168
EXPENSES (NOTE 2)
 Advisory Fees                                        339,193          486,389
TOTAL EXPENSES                                        339,193          486,389
NET INVESTMENT INCOME                               2,860,057        3,279,779
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain (loss) on sale of
  investments                                       1,924,950        3,360,595
 Net realized gain (loss) on sale of futures
  contracts                                                 0                0
 Net change in unrealized appreciation
  (depreciation) of investments                     2,070,882        7,864,187
 Net change in unrealized appreciation
  (depreciation) in financial futures
  contracts                                                 0                0
NET GAIN (LOSS) ON INVESTMENTS                      3,995,832       11,224,782
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $ 6,855,889      $14,504,561
------------------------------------------------------------------------------
+ Interest income includes security lending
 income of:                                       $    15,464      $    24,420

The accompanying notes are an integral part of these financial statements.

--------------------

        LifePath                       LifePath                                   LifePath
            2020                           2030                                       2040
            Fund                           Fund                                       Fund
Master Portfolio               Master Portfolio                           Master Portfolio
---------------------------------------------------------

    $  1,781,306                   $  1,390,797                               $  2,583,579
       2,996,920                      1,278,759                                    876,769
       4,778,226                      2,669,556                                  3,460,348
         740,368                        477,215                                    794,878
         740,368                        477,215                                    794,878
       4,037,858                      2,192,341                                  2,665,470
       4,285,729                      1,988,078                                 13,043,902
               0                              0                                     14,539
      19,072,996                     15,423,729                                 19,852,580
               0                              0                                    (52,500)
      23,358,725                     17,411,807                                 32,858,521
    $ 27,396,583                   $ 19,604,148                               $ 35,523,991
-------------------------------------------------------------------------------------------
    $     45,183                   $     33,284                               $     59,325

     STATEMENTS OF CHANGES IN NET ASSETS

--------------------

                                           LifePath 2000 Master Portfolio
                                       -----------------------------------
                                                For the            For the
                                       Six Months Ended         Year Ended
                                        August 31, 1997  February 28, 1997
                                            (Unaudited)
---------------------------------------------------------------------------

INCREASE IN NET ASSETS
 Net investment income                    $   2,860,057      $   5,769,457
 Net realized gain (loss) on sale of
  investments                                 1,924,950          2,894,777
 Net realized gain (loss) on sale of
  futures contracts                                   0                  0
 Net change in unrealized appreciation
  (depreciation) of investments               2,070,882           (273,099)
 Net change in unrealized appreciation
  (depreciation) of futures contracts                 0                  0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    6,855,889          8,391,135
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM BENEFICIAL INTERESTS
 TRANSACTIONS                               (18,762,838)         6,204,037
INCREASE (DECREASE) IN NET ASSETS           (11,906,949)        14,595,172
NET ASSETS:
Beginning net assets                        131,272,998        116,677,826
ENDING NET ASSETS                         $ 119,366,049      $ 131,272,998
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------

      LifePath 2010 Master Portfolio            LifePath 2020 Master Portfolio
-------------------------------------     ----------------------------------------
         For the              For the              For the               For the
Six Months Ended           Year Ended     Six Months Ended            Year Ended
 August 31, 1997    February 28, 1997      August 31, 1997     February 28, 1997
     (Unaudited)                               (Unaudited)
----------------------------------------------------------------------------------

   $   3,279,779      $   5,182,306        $   4,037,858         $   6,271,633
       3,360,595          3,439,818            4,285,729             9,487,619
               0                  0                    0                     0
       7,864,187          5,149,907           19,072,996            11,374,656
               0                  0                    0                     0
      14,504,561         13,772,031           27,396,583            27,133,908
       1,636,124         54,517,689           10,062,839            61,750,732
      16,140,685         68,289,720           37,459,422            88,884,640
     169,510,920        101,221,200          251,442,633           162,557,993
   $ 185,651,605      $ 169,510,920        $ 288,902,055         $ 251,442,633
----------------------------------------------------------------------------------

     STATEMENTS OF CHANGES IN NET ASSETS

--------------------

                                             LifePath 2030 Master Portfolio
                                         ----------------------------------
                                                  For the           For the
                                         Six Months Ended        Year Ended
                                          August 31, 1997 February 28, 1997
                                              (Unaudited)
---------------------------------------------------------------------------

INCREASE IN NET ASSETS
 Net investment income                      $   2,192,341     $   3,210,760
 Net realized gain (loss) on investments        1,988,078         5,108,662
 Net realized gain (loss) on sale of
  futures contracts                                     0                 0
 Net change in unrealized appreciation
  (depreciation) of investments                15,423,729        10,036,726
 Net change in unrealized appreciation
  (depreciation) of futures contracts                   0                 0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     19,604,148        18,356,148
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM BENEFICIAL INTERESTS
 TRANSACTIONS                                  11,208,292        32,210,346
NET INCREASE (DECREASE) IN NET ASSETS          30,812,440        50,566,494
NET ASSETS:
Beginning net assets                          158,804,833       108,238,339
ENDING NET ASSETS                           $ 189,617,273     $ 158,804,833
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------

                                               LifePath 2040 Master Portfolio
------------------------------------------------------------------------------
         For the                                                       For the
Six Months Ended                                                    Year Ended
 August 31, 1997                                             February 28, 1997
     (Unaudited)
--------------------------------------

   $   2,665,470                                               $   3,953,444
      13,043,902                                                  14,697,190
          14,539                                                      35,620
      19,852,580                                                  17,501,172
         (52,500)                                                     92,625
      35,523,991                                                  36,280,051
      27,878,470                                                  45,783,771
      63,402,461                                                  82,063,822
     258,084,728                                                 176,020,906
   $ 321,487,189                                               $ 258,084,728
------------------------------------------------------------------------------

     NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

--------------------
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993 and had no operations prior to May 26, 1994. MIP currently issues the following separate portfolios (the "Master Portfolios"): the Asset Allocation, Bond Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, S&P 500 Index and U.S. Treasury Allocation Master Portfolios. The financial state-ments for the Asset Allocation, Bond Index, S&P 500 Index and U.S. Treasury Al-location Master Portfolios are presented separately.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in con-formity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Ac-tual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Master Portfolio covered by this report follows an asset allocation strat-egy among three broad investment classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. The equity securities of the Master Portfolios are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or na-tional securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market val-ue. Debt securities, other than those maturing in 60 days or less, are valued at the latest quoted bid price. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

                    NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

--------------------

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are pur-chased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities de-livered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code").

FEDERAL INCOME TAXES

Each Master Portfolio of MIP intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

FUTURES CONTRACTS

The LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios may purchase futures contracts to gain exposure to mar-ket changes, as this may be more efficient or cost effective than actually buy-ing the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to re-ceive from or pay to the broker an amount of cash equal to the daily fluctua-tion in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value

     NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

--------------------
at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of August 31, 1997, the Master Portfolio had no open futures contracts outstanding.

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Mas-ter Portfolio's Portfolio of Investments. The adviser to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements en-tered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on August 31, 1997 by the Master Portfolios are col-lateralized by U.S. Government Securities.

ORGANIZATION EXPENSES

Stephens Inc. ("Stephens"), the co-administrator, sponsor and placement agent for the Master Portfolios, has paid all expenses in connection with the Master Portfolios' organization and initial registration.

2. AGREEMENTS AND OTHER TRANSACTION WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.55% of the average daily net assets of the LifePath Master Portfolios as compensation for its advisory services to such Master Portfolios. BGFA is an indirect subsidiary of Barclays Bank PLC.

Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is

                    NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

--------------------
entitled to receive a separate fee from BGI for its services as Sub-Administrator of the Stagecoach Trust Funds.

Certain officers and directors of MIP are also officers of Stephens.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the six months ended August 31, 1997 are as follows:

                      LifePath    LifePath    LifePath    LifePath    LifePath
Aggregate                 2000        2010        2020        2030        2040
Purchases               Master      Master      Master      Master      Master
and Sales of:        Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
------------------------------------------------------------------------------
U.S. Government
 Obligations
Purchases at cost  $15,354,999 $29,887,410 $45,799,474 $13,913,684 $11,248,241
Sales proceeds      30,005,371  28,536,873  44,860,655  15,266,855  18,750,766
------------------------------------------------------------------------------
Other Securities:
Purchases at cost    1,535,695   5,295,787  17,720,008  17,054,815  75,256,106
Sales proceeds       6,863,822   8,091,021   9,271,168   4,980,483  34,182,894

4. PORTFOLIO SECURITIES LOANED

As of August 31, 1997, certain Master Portfolios had loaned securities which were collateralized by cash, money market mutual funds, and repurchase agreements. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral were as follows:

                                 Securities  Collateral
-------------------------------------------------------
LifePath 2000 Master Portfolio  $16,025,784 $16,346,300
LifePath 2010 Master Portfolio  $15,554,980 $15,962,363
LifePath 2020 Master Portfolio  $26,100,436 $26,850,117
LifePath 2030 Master Portfolio  $13,822,020 $14,313,971
LifePath 2040 Master Portfolio  $33,089,158 $34,394,414

As of August 31, 1997, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding shares of beneficial interests.

     NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)


     5. FINANCIAL HIGHLIGHTS

     The portfolio turnover rates, excluding short-term securities, for the Master Portfolios are as follows:

                                 LifePath  LifePath  LifePath  LifePath  LifePath
                                     2000      2010      2020      2030      2040
                                   Master    Master    Master    Master    Master
      Portfolio Turnover        Portfolio Portfolio Portfolio Portfolio Portfolio
     ----------------------------------------------------------------------------
      For the Six Months Ended
       August 31, 1997
       (Unaudited)                    14%       21%       21%       12%       18%
      For the Year Ended
       February 28, 1997             108%       73%       61%       42%       48%
      For the Year Ended
       February 29, 1996              84%       39%       49%       39%       29%
      For the Year Ended
       February 28, 1995              17%       24%       28%       40%        5%

     The average commission rates paid by the Master Portfolios are as follows:

                                               For the
                                      Six Months Ended           For the
                                       August 31, 1997        Year Ended
                                           (Unaudited) February 28, 1997
     -------------------------------------------------------------------
      LifePath 2000 Master Portfolio           $0.0300           $0.0401
      LifePath 2010 Master Portfolio           $0.0323           $0.0404
      LifePath 2020 Master Portfolio           $0.0300           $0.0451
      LifePath 2030 Master Portfolio           $0.0310           $0.0364
      LifePath 2040 Master Portfolio           $0.0307           $0.0351

--------------------

Wells Fargo provides shareholder services, and/or certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

The report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompa-nied or preceded by a current prospectus. For an additional prospectus contain-ing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

SC LP SAR (8/97)                       Bulk Rate U.S. Postage PAID Hudson, MA
                                                   Permit No. 19

STAGECOACH FUNDS(R)
P.O. Box 7066
San Francisco, CA 94120-7066


DATED MATERIAL
PLEASE EXPEDITE


LOGO

                                      LOGO

                          STAGECOACH LIFEPATH(R) FUNDS

                              INSTITUTIONAL CLASS

                       ---------------------------------
                               SEMI-ANNUAL REPORT
                       ---------------------------------

                                LIFEPATH 2000(R)
                                LIFEPATH 2010(R)
                                LIFEPATH 2020(R)
                                LIFEPATH 2030(R)
                                LIFEPATH 2040(R)

                                AUGUST 31, 1997

                    ADVISED BY BARCLAYS GLOBAL FUND ADVISORS
                  SPONSORED AND DISTRIBUTED BY STEPHENS INC.,
                                MEMBER NYSE/SIPC
                                NOT FDIC INSURED
LIFEPATH(TM) FUNDS SEMI-ANNUAL REPORT

--------------------

TABLE OF CONTENTS

Letter to Shareholders......................................................   1
Investment Adviser Discussion...............................................   3
STAGECOACH TRUST
Statement of Assets and Liabilities.........................................   8
Statement of Operations.....................................................  10
Statements of Changes in Net Assets.........................................  12
Financial Highlights........................................................  16
Notes to the Financial Statements...........................................  21
MASTER INVESTMENT PORTFOLIO
PORTFOLIOS OF INVESTMENTS
LifePath Master Portfolios..................................................  28
MASTER INVESTMENT PORTFOLIO
Statement of Assets and Liabilities......................................... 108
Statement of Operations..................................................... 110
Statements of Changes in Net Assets......................................... 112
Notes to the Financial Statements........................................... 116

   STAGECOACH FUNDS:
   ---------------------------------------------------
   . are NOT FDIC insured
   . are NOT obligations of Wells
     Fargo Bank or Barclays Global
     Investors, N.A. ("BGI")
   . are NOT guaranteed by the Bank
     or BGI
   . involve investment risk,
     including possible loss of
     principal

     (THIS PAGE INTENTIONALLY LEFT BLANK)

TO OUR SHAREHOLDERS:

  We are pleased to present you with the 1997 LifePath Funds Semi-Annual Re-port.

  The recently completed reporting period for the six months ended August 31, 1997 saw market volatility and the long-expected increase in the federal funds target rate. After months of debate on the rate of economic growth and the potential for increased rates of inflation, the Federal Reserve acted in March to raise rates by 0.25%. The bond market rallied after absorbing the news and after investors felt that further Federal Reserve Action was unlikely in the immediately following months.

  The equity markets once again showed strength, also volatility. For example, the equity market, as measured by the Standard & Poor's 500 Index, fell 7.20% in March from its February high, yet the Index still enjoyed a total return of 13.74% for the period covered by this report.

  Market volatility underscores the need for a disciplined, value-oriented strategy to achieve long-range goals. The LifePath Funds are built on such a strategy.

  Each Fund is designed with a long-term, "strategic" asset allocation. For ex-ample, shareholders in the LifePath 2000 Fund are assumed to require greater price stability than those in the later dated Funds. Therefore, the strategic asset allocation for the Fund is tipped towards less volatile investments. As a Fund's time-horizon approaches, the strategic asset allocation is adjusted ac-cordingly by gradually shifting towards a more stable, lower-risk profile.

  But the economy does not offer a stagnant set of risk and reward relationships. As this year has shown, risk and reward ratios can change frequently. That is where each Fund's "tactical" asset allocation plays an important role. Tactical asset allocation attempts to recognize short-term values in the markets and react accordingly. Tactical asset allocation can only succeed with reliable information. The Funds' investment advisors examine a wide-range of quantitative and consensus-based information to determine which asset classes are under or over-valued, which are offering greater-than-usual potential rewards or greater-than-average risks.

  The management discussion and performance figures which follow highlight the Funds' efforts to capture value for our investors during the last six months. We hope you find it enlightening and we thank you for your continued investment.

STAGECOACH FUNDS                                                 AUGUST 31, 1997



Each LifePath Fund invests in a corresponding LifePath Master Portfolio, which in turn invests directly in individual securities. References to the Fund are to the Fund or Master Portfolio, as context requires. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Lehman Brothers Long-Term US Treasury Bond Index is an unmanaged index composed of US Treasury bonds with 10-year or longer maturities.

    INVESTMENT ADVISOR DISCUSSION

INVESTMENT ADVISOR DISCUSSION

HOW HAVE THE FUNDS PERFORMED OVER THE PREVIOUS SIX-MONTHS?

The returns for the reporting period (March 1, 1997 through August 31, 1997) and for the previous twelve months (from September 1, 1996 through August 31, 1997) were as follows:

                                                                    Six
                                                                   Months 1 Year
LifePath 2000.....................................................  5.62% 12.54%
LifePath 2010.....................................................  8.45% 20.29%
LifePath 2020..................................................... 10.61% 25.85%
LifePath 2030..................................................... 11.39% 30.01%
LifePath 2040..................................................... 13.36% 33.41%

These returns are for Class A shares only and are exclusive of sales charges. Past performance is not predictive of future results and the net asset value and investment returns of the Funds will fluctuate with changes in market con-ditions.

HOW DO THESE PERFORMANCE FIGURES COMPARE TO RECENT EXPERIENCE?

If we compare the six month and twelve month returns given above to the twelve month returns during the period from March 1, 1996 through February 28, 1997, we can see that the trend is generally positive. The returns for the year ended February 28, 1997 were as follows:

LifePath 2000............................................................  7.23%
LifePath 2010............................................................ 11.89%
LifePath 2020............................................................ 15.14%
LifePath 2030............................................................ 18.13%
LifePath 2040............................................................ 19.89%

For example, the six month total return for the LifePath 2000 Fund through Au-gust 31, 1997 was 5.62% as compared to 7.23% for the twelve month period ended February 28, 1997.

The LifePath Funds' asset allocation model tries to capture and take advantage of broad economic and market trends, within the risk tolerance for the particu-lar Fund. During the six-month period covered by this report, the S&P 500 In-dex, one of the most commonly used equity market indexes, had a total return of 13.74%. For the year ended August 31, 1997, the return was 37.38%. These are very strong gains that reflect the continuing strong equity market enjoyed in recent years. The bond market, as measured by the Lehman Brothers Long Govern-ment Bond Index, had returns of 5.89% and 12.52% for the six month and one year periods ended August 31, 1997, respectively. These returns showed an improve-ment that particularly benefited the shorter-dated Funds, which typically have a greater bond and fixed income exposure than the longer-dated Funds.

CAN YOU BRIEFLY STATE THE PRIMARY FACTORS DRIVING RETURNS IN THE FOLLOWING ASSET CLASSES?

LARGE CAP VALUE--Increasing corporate earnings and a strong economy increased total returns for large company stocks. The increased corporate earnings in particular justify and support higher stock prices in many investors' minds.

MEDIUM CAP GROWTH--Similar to large cap value stocks, increased earnings, a strong economy low inflation and lessened interest rate-hike fears helped to propel this asset class.

INTERMEDIATE GOVERNMENT--Intermediate government bonds are generally less in-terest rate sensitive than long government bonds. As a result, they did not fall as much as the long bonds in March when the Federal Reserve increased the federal funds target rate. On the other hand, intermediate bonds did not enjoy as strong a rally as long bonds in July when the Fed eased fears by not raising rates.

INTERNATIONAL (EXCEPT JAPAN)--The international equity market has shown a high correlation to the U.S. equity market over the last year or two while also ex-periencing strong corporate earnings and growing economies. This was generally in the six months period as well.

THE TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED AUGUST 31, 1997 PROVIDED ABOVE SHOW A SPREAD FROM 5.62% TO 13.36%. THIS IS RELATIVELY SMALLER THAN IN THE PAST YEAR. WHY?

The LifePath 2040 Fund, the most aggressive of the Funds, is generally the most heavily invested in equities. The LifePath 2000 Fund has a greater investment in shorter-term, and generally more stable, fixed-income investments. The dif-ference in the returns for these two Funds is therefore highly dependent on the divergent returns of stocks and bonds. Over the last year, equities have outperformed bonds by a large measure, particularly after impressive gains in June and July. In August, however, the stock market, as represented by the S&P 500, dropped 5.3% while bonds, as measured by the Lehman Brothers Long Govern-ment Bond Index, fell by only 0.4%. As a result, the spread of returns for the Funds converged somewhat.

WHAT FACTORS COME INTO PLAY WHEN SHIFTING ASSETS BETWEEN THE FUNDS' INVESTMENT OPTIONS? DO YOU SHIFT INTO UNDERVALUED CLASSES (A MORE AGGRESSIVE APPROACH) OR AWAY FROM OVERVALUED CLASSES (A MORE DEFENSIVE OR CONSERVATIVE APPROACH)?

The majority of each Fund's allocation is determined by a long-term strategic view. This long-term view is generally not greatly affected by short-term mar-ket swings. The Funds, however, do make tactical allocations to take advantage of shorter-term market conditions. Such tactical allocations are important, but they play a smaller role than the long-term view.

    INVESTMENT ADVISOR DISCUSSION


Each Fund's strategic allocations are primarily influenced by the level of risk, tolerance for each Fund. As such, the LifePath 2000 Fund has a much more conservative allocation than the LifePath 2040 Fund. Within each Fund's strate-gic allocation, tactical allocations attempt to take advantage of short-term market conditions if their conditions make one asset class more attractive on a risk and return basis than another. In other words, whether an asset is over-valued or undervalued is not as important as its relative valuation versus al-ternative permissable investments.

In the beginning of the period, the Funds made small shifts into bonds as the stock market rose. This is not to say that the equity market was "overvalued", but the higher value of stocks did make bonds more attractive in relation to the risks stocks entail as opposed to bonds. After the bond market rallied, the equation shifted again, with stocks again becoming more attractive and the al-locations gradually shifting closer to what they were at the beginning of the period. The overall strategic targets remain very steady.

THROUGHOUT THE LIFE OF A FUND, ARE ALLOCATION SHIFTS MORE STRATEGIC OR TACTICAL IN NATURE?

The majority of allocation shifts are strategic in nature, in other words, they are made with a long-term perspective. As a Fund ages, the allocation of its assets becomes more conservative. Forty years from now, the strategic alloca-tion of LifePath 2040 will look very similar to the strategic allocation of today's LifePath 2000. Tactical allocations are responsible for a much smaller portion of the allocation shifts. The weight given to these tactical moves is the same for each of the five Funds. Tactical shifts for the more aggressive, longer-dated Funds tend to be between stocks, bonds and cash. For the shorter-duration Funds, tactical allocations tend to be shifts between longer-duration bonds, shorter duration bonds and cash.

GENERALLY SPEAKING, HOW DID THE TACTICAL ALLOCATIONS SHIFT DURING THE REPORTING PERIOD?

In broad terms, we can look at the Fixed-Income and Equity Models. These are asset allocation models without the more narrowly focused asset classes the LifePath Funds may use. By looking at broad categories, we can see that the Fixed-Income Model became more conservative and the Equity Model less conserva-tive. The LifePath 2000, the Fund most heavily invested in fixed income securi-ties, began the six-month period with 100% investment in notes. By August 31, the allocation shifted to 60% notes and 40% cash. This reflected our belief that cash became relatively more attractive than bonds, particularly after the bond market's mild rally had run its course. The LifePath 2040 Fund, the Fund most heavily invested in US Equities, had 60% of its allocation in stocks and 40% in bonds in March. The period closed with 85% allocated to stocks and only 15% in bonds. This reflected the equity market's strong returns and attractive-ness relative to bonds.

ASSET CLASS MIX
AS OF 8/31/97

--------------------------------------------------------------------------
                         LIFEPATH  LIFEPATH  LIFEPATH  LIFEPATH  LIFEPATH
STOCKS                       2000      2010      2020      2030      2040
--------------------------------------------------------------------------
Large Capitalization--
  Value                      2.04%    12.35%    19.69%    24.11%    28.01%
--------------------------------------------------------------------------
Large Capitalization--
  Growth                     3.76     13.75     19.68     24.39     30.90
--------------------------------------------------------------------------
Medium Capitalization--
  Value                      2.95      2.86      3.22      3.73      3.76
--------------------------------------------------------------------------
Medium Capitalization--
  Growth                     2.56      2.71      2.93      3.53      3.52
--------------------------------------------------------------------------
Small Capitalization--
  Value                      0.49      0.31      0.46      0.49      0.43
--------------------------------------------------------------------------
Small Capitalization--
  Growth                     0.16      0.12      0.19      0.18      0.20
--------------------------------------------------------------------------
Micro Capitalization         0.03      0.02      0.03      0.03      0.03
--------------------------------------------------------------------------
Utilities                    0.62      0.34      0.40      0.44      0.61
--------------------------------------------------------------------------
Japan                        1.06      2.58      3.29      3.91      4.68
--------------------------------------------------------------------------
International (except
  Japan)                     5.43      7.70      9.80     12.70     12.86
--------------------------------------------------------------------------
BONDS
--------------------------------------------------------------------------
Long-Term Government         1.01      2.54      7.96     14.63      5.19
--------------------------------------------------------------------------
Long-Term Corporate          0.00      0.00      0.00      0.00      0.00
--------------------------------------------------------------------------
Intermediate-Term
  Government                61.08     41.79     20.76      2.68      0.00
--------------------------------------------------------------------------
Intermediate-Term
  Corporate                  0.00      0.00      0.00      0.00      0.00
--------------------------------------------------------------------------
Mortgage-Backed              0.00      0.00      0.00      0.00      0.00
--------------------------------------------------------------------------
Foreign                      0.00      0.00      0.00      0.00      0.00
--------------------------------------------------------------------------
MONEY MARKET
--------------------------------------------------------------------------
U.S. Treasury Bills          6.65      4.97      3.04      2.14      0.47
--------------------------------------------------------------------------
Cash Equivalents             8.44      3.47      4.09      2.61      5.46
--------------------------------------------------------------------------
Repurchase Agreements        3.72      4.49      4.46      4.43      4.22
--------------------------------------------------------------------------
TOTAL                      100.00    100.00    100.00    100.00    100.00
--------------------------------------------------------------------------

Any differences between the percentages above and the percentages in the Port-folios of Investments are due to unsettled trades and allocations to large cap stocks through S&P 500 futures contracts.

                     [This page intentionally left blank].

STATEMENT OF ASSETS & LIABILITIES
AUGUST 31, 1997 (UNAUDITED)

                                                           LifePath     LifePath
                                                               2000         2010
                                                               Fund         Fund
--------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
 In corresponding Master Portfolio, at market value
  (Note 1)                                             $ 73,299,742 $ 87,334,697
RECEIVABLES:
 Receivable from WFB (Note 2)                                   868       15,810
 Fund shares sold                                                 0      195,281
TOTAL ASSETS                                             73,300,610   87,545,788
LIABILITIES
PAYABLES:
 Due to sponsor and distributor                              25,950       29,161
 Due to WFB (Note 2)                                              0            0
 Capital shares redeemed                                    241,330       16,000
TOTAL LIABILITIES                                           267,280       45,161
TOTAL NET ASSETS                                       $ 73,033,330 $ 87,500,627
NET ASSETS CONSIST OF:
 Paid-in capital                                       $ 64,941,689 $ 69,800,146
 Undistributed net investment income                        494,090      425,586
 Undistributed net realized gain on investment            2,850,590    3,847,367
 Net unrealized appreciation of investments               4,746,961   13,427,528
TOTAL NET ASSETS                                       $ 73,033,330 $ 87,500,627
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER
 SHARE
Net Assets - Class A                                   $ 73,020,210 $ 85,323,652
Shares outstanding - Class A                              6,598,903    6,564,393
Net asset value and offering price per share - Class
 A                                                     $      11.07 $      13.00
Net Assets - Class B                                   $          0 $  2,150,029
Shares outstanding - Class B                                      0      166,615
Net asset value and offering price per share - Class
 B                                                     $          0 $      12.90
Net Assets - Institutional class                       $     13,120 $     26,946
Shares outstanding - Institutional class                      1,269        2,317
Net asset value and offering price per share -
 Institutional class                                   $      10.34 $      11.63
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF ASSETS & LIABILITIES--AUGUST 31, 1997 (UNAUDITED)



     LifePath                         LifePath                                          LifePath
         2020                             2030                                              2040
         Fund                             Fund                                              Fund
-------------------------------------

$ 161,964,621                    $ 116,999,983                                     $ 227,245,248
        5,031                                0                                                 0
       63,620                           93,241                                           459,340
  162,033,272                      117,093,224                                       227,704,588
       42,662                           31,973                                            51,307
            0                              460                                            37,564
        9,322                           11,300                                            13,290
       51,984                           43,733                                           102,161
$ 161,981,288                    $ 117,049,491                                     $ 227,602,427
$ 119,874,058                    $  82,560,364                                     $ 159,863,477
      572,596                          313,265                                           335,598
    7,087,529                        3,900,394                                        16,793,042
   34,447,105                       30,275,468                                        50,610,310
$ 161,981,288                    $ 117,049,491                                     $ 227,602,427
$ 156,819,332                    $ 112,370,680                                     $ 216,662,108
   11,061,708                        7,323,441                                        13,276,707
$       14.18                    $       15.34                                     $       16.32
$   5,085,729                    $   4,634,089                                     $  10,917,190
      362,842                          306,307                                           680,430
$       14.02                    $       15.13                                     $       16.04
$      76,227                    $      44,722                                     $      23,129
        5,685                            2,985                                             1,474
$       13.41                    $       14.98                                     $       15.69
------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 1997 (UNAUDITED)

                                                     LifePath      LifePath
                                                         2000          2010
                                                         Fund          Fund
----------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER
 PORTFOLIO
 Dividends                                       $    178,747  $    406,770
 Interest                                         1,844,799       1,407,612
 Expenses                                            (214,541)     (234,290)
 NET INVESTMENT INCOME ALLOCATED FROM MASTER
  PORTFOLIO                                         1,809,005     1,580,092
EXPENSES (NOTE 2)
 Administration fee                                    38,977        42,594
 Shareholder servicing fees                            77,955        85,188
 Transfer agency fees                                  38,977        42,594
 Distribution costs - Class A                          97,428       105,634
 Distribution costs - Class B                               0         2,405
TOTAL EXPENSES                                        253,337       278,415
NET INVESTMENT INCOME                               1,555,668     1,301,677
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ALLOCATED FROM MASTER PORTFOLIO
 Net realized gain (loss) on sale of investments    1,554,934     2,095,596
 Net realized gain (loss) on sale of futures
  contracts                                                 0             0
NET REALIZED GAIN (LOSS) ON INVESTMENTS             1,554,934     2,095,596
CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS
 ALLOCATED FROM MASTER PORTFOLIO
 Net change in unrealized appreciation
  (depreciation) of investments                       985,758     3,388,506
 Net change in unrealized appreciation
  (depreciation) of futures contracts                       0             0
CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS       985,758     3,388,506
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                 $  4,096,360  $  6,785,779
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED AUGUST 31, 1997
    (UNAUDITED)


    LifePath                        LifePath                                          LifePath
        2020                            2030                                              2040
        Fund                            Fund                                              Fund
-------------------------------------

$  1,010,299                    $    870,801                                      $  1,866,421
   1,700,876                         801,605                                           636,115
    (420,039)                       (298,838)                                         (574,587)
   2,291,136                       1,373,568                                         1,927,949
      76,404                          54,356                                           104,526
     152,808                         108,711                                           209,051
      76,404                          54,356                                           104,526
     188,494                         133,577                                           256,525
       7,271                           6,773                                            14,283
     501,381                         357,773                                           688,911
   1,789,755                       1,015,795                                         1,239,038
   2,971,418                       1,471,096                                        10,509,033
           0                               0                                            10,453
   2,971,418                       1,471,096                                        10,519,486
  10,211,562                       9,586,351                                        13,657,251
           0                               0                                            (7,881)
  10,211,562                       9,586,351                                        13,649,370
$ 14,972,735                    $ 12,073,242                                      $ 25,407,894
-----------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                         LifePath 2000 Fund
                                         -----------------------------------
                                                  For the
                                         Six Months Ended            For the
                                          August 31, 1997         Year Ended
                                              (Unaudited)  February 28, 1997
-----------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                      $   1,555,668      $   3,636,851
 Net realized gain (loss) on sale of
  investments                                   1,554,934          2,732,074
 Net change in unrealized appreciation
  (depreciation) of investments                   985,758           (959,715)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      4,096,360          5,409,210
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
  Class A                                      (1,620,152)        (3,756,712)
  Class B                                               0                  0
  Institutional class                                   0               (570)
 From net realized gain from sale of
  investments
  Class A                                               0         (1,721,568)
  Class B                                               0                  0
  Institutional class                                   0            (48,077)
CAPITAL SHARES TRANSACTIONS:
 Proceeds from shares sold - Class A            5,553,171         37,948,187
 Reinvestment of dividends - Class A            1,573,478          5,135,618
 Cost of shares redeemed - Class A            (21,530,634)       (58,589,767)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                       (14,403,985)       (15,505,962)
 Proceeds from shares sold - Class B                    0                  0
 Reinvestment of dividends - Class B                    0                  0
 Cost of shares redeemed - Class B                      0                  0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                                 0                  0
 Proceeds from shares sold -
   Institutional class                                  0          1,267,997
 Reinvestment of dividends -
   Institutional class                                  0            208,022
 Cost of shares redeemed - Institutional
  class                                                 0        (18,222,796)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS                     0        (16,746,777)
INCREASE (DECREASE) IN NET ASSETS             (11,927,777)       (32,370,456)
NET ASSETS:
Beginning net assets                           84,961,107        117,331,563
ENDING NET ASSETS                           $  73,033,330      $  84,961,107
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF CHANGES IN NET ASSETS


                 LifePath 2010 Fund                      LifePath 2020 Fund
------------------------------------    --------------------------------------
         For the                                 For the
Six Months Ended             For the    Six Months Ended              For the
 August 31, 1997          Year Ended     August 31, 1997           Year Ended
     (Unaudited)   February 28, 1997         (Unaudited)    February 28, 1997
----------------------------------------------------------

   $   1,301,677       $   2,438,078       $   1,789,755        $   3,165,347
       2,095,596           2,784,852           2,971,418            8,285,130
       3,388,506             704,734          10,211,562            3,932,094
       6,785,779           5,927,664          14,972,735           15,382,571
      (1,380,533)         (2,393,878)         (1,714,211)          (3,234,978)
          (2,719)                  0              (6,978)
            (791)             (1,673)               (911)              (1,862)
               0            (999,794)                  0           (4,457,911)
               0                   0                   0                    0
               0            (138,908)                  0              (97,440)
       8,936,604          34,070,450          15,923,959           52,706,149
       1,364,346           3,206,892           1,691,288            3,353,041
     (13,328,256)        (26,504,856)        (20,138,198)         (43,292,145)
      (3,027,306)         10,772,486          (2,522,951)          12,767,045
       2,141,903                   0           4,961,345                    0
           2,688                   0               6,754                    0
         (13,511)                  0             (10,106)                   0
       2,131,080                   0           4,957,993                    0
               0           2,529,219                   0            1,484,241
             791             289,983                 911              349,700
         (24,943)        (34,601,841)                (43)         (38,954,344)
         (24,152)        (31,782,639)                868          (37,120,403)
       4,481,358         (18,616,742)         15,686,545          (16,762,978)
      83,019,269         101,636,011         146,294,743          163,057,721
   $  87,500,627       $  83,019,269       $ 161,981,288        $ 146,294,743
------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                         LifePath 2030 Fund
                                         -----------------------------------
                                                  For the
                                         Six Months Ended            For the
                                          August 31, 1997         Year Ended
                                              (Unaudited)  February 28, 1997
-----------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                      $   1,015,795      $   1,657,635
 Net realized gain (loss) on sale of
  investments                                   1,471,096          4,461,859
 Net change in unrealized appreciation
  (depreciation) of investments                 9,586,351          5,090,075
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     12,073,242         11,209,569
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
  Class A                                        (935,793)        (1,710,475)
  Class B                                          (5,286)                 0
  Institutional class                                (745)            (5,645)
 From net realized gain from sale of
  investments
  Class A                                               0         (2,265,932)
  Class B                                               0                  0
  Institutional class                                   0            (61,335)
CAPITAL SHARES TRANSACTIONS:
 Proceeds from shares sold - Class A           10,979,502         30,971,697
 Reinvestment of dividends - Class A              928,424          3,826,842
 Cost of shares redeemed - Class A            (11,632,980)       (27,148,781)
NET INCREASE (DECREASE) IN NET SHARES
 OUTSTANDING -
 CLASS A                                          274,946          7,649,758
 Proceeds from shares sold - Class B            4,532,880                  0
 Reinvestment of dividends - Class B                5,305                  0
 Cost of shares redeemed - Class B                (14,442)                 0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                         4,523,743                  0
 Proceeds from shares sold -
   Institutional class                                  0          1,939,792
 Reinvestment of dividends -
   Institutional class                                745            188,977
 Cost of shares redeemed - Institutional
  class                                              (818)       (24,283,479)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS                   (73)       (22,154,710)
INCREASE (DECREASE) IN NET ASSETS              15,930,034         (7,338,770)
NET ASSETS:
Beginning net assets                          101,119,457        108,458,227
ENDING NET ASSETS                           $ 117,049,491      $ 101,119,457
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF CHANGES IN NET ASSETS


                                                          LifePath 2040 Fund
-----------------------------------------------------------------------------
         For the
Six Months Ended                                                      For the
 August 31, 1997                                                   Year Ended
     (Unaudited)                                            February 28, 1997
------------------------------

   $   1,239,038                                                $   2,019,898
      10,519,486                                                   13,884,725
      13,649,370                                                   11,621,464
      25,407,894                                                   27,526,087
      (1,176,194)                                                  (2,045,803)
          (5,678)
            (152)                                                        (338)
               0                                                   (7,609,699)
               0                                                            0
               0                                                     (797,501)
      28,462,647                                                   76,803,382
       1,168,228                                                    2,589,866
     (26,583,537)                                                 (52,840,894)
       3,047,338                                                   26,552,354
      10,863,600                                                            0
           5,553                                                            0
        (120,011)                                                           0
      10,749,142                                                            0
               0                                                    1,917,732
             152                                                      248,730
               0                                                  (32,335,375)
             152                                                  (30,168,913)
      38,022,502                                                   13,456,187
     189,579,925                                                  176,123,738
   $ 227,602,427                                                $ 189,579,925
------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                                 LifePath 2000 Fund
                           -----------------------------------------------------------------------------------------------
                                Six Months Ended
                                 August 31, 1997              Year Ended               Year Ended              Year Ended
                                     (Unaudited)           Feb. 28, 1997            Feb. 29, 1996           Feb. 28, 1995
                           ----------------------  ----------------------  -----------------------  ----------------------
                             Class  Institutional    Class  Institutional     Class  Institutional    Class  Institutional
                                 A          Class        A          Class         A          Class        A          Class
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD       $ 10.71         $ 9.79  $ 10.64         $10.67  $   9.92        $  9.94  $ 10.00         $10.00
                           -------  -------------  -------  -------------  --------  -------------  -------  -------------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income        0.23           0.21     0.42           1.29      0.40           0.42     0.34           0.35
 Net realized and
  unrealized gain (loss)
  on investments              0.35           0.34     0.28          (0.60)     0.86           0.86    (0.14)         (0.12)
                           -------  -------------  -------  -------------  --------  -------------  -------  -------------
TOTAL FROM INVESTMENT
 OPERATIONS                   0.58           0.55     0.70           0.69      1.26           1.28     0.20           0.23
LESS DISTRIBUTIONS:
 Dividends from net
  investment income          (0.22)          0.00    (0.42)         (1.36)    (0.41)         (0.42)   (0.27)         (0.28)
 Distributions from net
  realized capital gains      0.00           0.00    (0.21)         (0.21)    (0.13)         (0.13)   (0.01)         (0.01)
                           -------  -------------  -------  -------------  --------  -------------  -------  -------------
TOTAL FROM DISTRIBUTIONS     (0.22)          0.00    (0.63)         (1.57)    (0.54)         (0.55)   (0.28)         (0.29)
                           -------  -------------  -------  -------------  --------  -------------  -------  -------------
NET ASSET VALUE, END OF
 PERIOD                    $ 11.07         $10.34  $ 10.71         $ 9.79  $  10.64        $ 10.67  $  9.92         $ 9.94
                           =======  =============  =======  =============  ========  =============  =======  =============
TOTAL RETURN (NOT
 ANNUALIZED)                  5.51%          5.62%    6.74%          7.23%    12.98%         13.19%    2.10%          2.38%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of
  period (000)             $73,020         $   13  $84,949         $   12  $100,070        $17,262  $54,617         $7,499
 Number of shares
  outstanding, end of
  period (000)               6,599              1    7,934              1     9,406          1,618    5,503            754
RATIOS TO AVERAGE NET
 ASSETS (ANNUALIZED):(/1/)
 Ratio of expenses to
  average net assets          1.20%          0.95%    1.20%          0.95%     1.20%          0.95%    1.20%          0.95%
 Ratio of net
  investment income to
  average net assets          4.00%          4.24%    3.93%          4.17%     4.00%          4.23%    4.62%          4.89%
---------------------------------------------------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

    FINANCIAL HIGHLIGHTS



                                                                            LifePath 2010 Fund
------------------------------------------------------------------------------------------------------
            Six Months Ended
             August 31, 1997               Year Ended              Year Ended              Year Ended
                 (Unaudited)            Feb. 28, 1997           Feb. 29, 1996           Feb. 28, 1995
------------------------------  ----------------------  ----------------------  ----------------------
  Class   Class  Institutional    Class  Institutional    Class  Institutional    Class  Institutional
      A       B          Class        A          Class        A          Class        A          Class
-------------------------------------------------------------------------------------------------------
$ 12.20  $12.02         $10.94  $ 11.42         $11.47  $  9.99        $ 10.02  $ 10.00        $ 10.00
-------  ------  -------------  -------  -------------  -------  -------------  -------  -------------
   0.19    0.03           0.22     0.34           1.57     0.32           0.34     0.34           0.33
   0.82    0.85           0.69     0.95          (0.36)    1.58           1.60    (0.02)          0.01
-------  ------  -------------  -------  -------------  -------  -------------  -------  -------------
   1.01    0.88           0.91     1.29           1.21     1.90           1.94     0.32           0.34
  (0.21)   0.00          (0.22)    0.34          (1.57)   (0.33)         (0.35)   (0.28)         (0.27)
   0.00    0.00           0.00    (0.17)         (0.17)   (0.14)         (0.14)   (0.05)         (0.05)
-------  ------  -------------  -------  -------------  -------  -------------  -------  -------------
  (0.21)   0.00          (0.22)   (0.51)         (1.74)   (0.47)         (0.49)   (0.33)         (0.32)
-------  ------  -------------  -------  -------------  -------  -------------  -------  -------------
$ 13.00  $12.90         $11.63  $ 12.20         $10.94  $ 11.42        $ 11.47  $  9.99        $ 10.02
=======  ======  =============  =======  =============  =======  =============  =======  =============
   8.34%   7.80%          8.45%  11.60 %         11.89%   19.40%         19.69%    3.31%          3.53%
$85,324  $2,150         $   27  $82,971         $   49  $67,178        $34,458  $36,764        $13,028
  6,564     167              2    6,801              4    5,883          3,004    3,679          1,300
   1.20%   1.70%          0.95%    1.20%          0.95%    1.20%          0.95%    1.20%          0.95%
   3.06%   2.56%          3.32%    3.16%          3.41%    3.06%          3.27%    4.40%          4.61%
-------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                        LifePath 2020 Fund
                           ---------------------------------------------------------------------------------------
                                           Six Months
                                                Ended
                                      August 31, 1997           Year Ended          Year Ended         Year Ended
                                          (Unaudited)        Feb. 28, 1997       Feb. 29, 1996      Feb. 28, 1995
                           ----------------------------  ------------------  ------------------  -----------------
                                               Institu-            Institu-            Institu-           Institu-
                              Class     Class    tional     Class    tional     Class    tional    Class    tional
                                  A         B     Class         A     Class         A     Class        A     Class
-------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF PERIOD      $  12.98  $  12.79  $  12.28  $  11.98  $  11.98  $  10.17  $  10.17  $ 10.00  $  10.00
                           --------  --------  --------  --------  --------  --------  --------  -------  --------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income         0.16      0.03      0.17      0.27      0.96      0.27      0.29     0.28      0.30
 Net realized and
  unrealized gain on
  investments                  1.19      1.20      1.12      1.43      0.72      2.03      2.03     0.12      0.12
                           --------  --------  --------  --------  --------  --------  --------  -------  --------
 TOTAL FROM INVESTMENT
  OPERATIONS                   1.35      1.23      1.29      1.70      1.68      2.30      2.32     0.40      0.42
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income           (0.15)     0.00     (0.16)    (0.28)    (0.96)    (0.28)    (0.30)   (0.23)    (0.25)
 Distributions from net
  realized capital gains       0.00      0.00      0.00     (0.42)    (0.42)    (0.21)    (0.21)   0 .00      0.00
                           --------  --------  --------  --------  --------  --------  --------  -------  --------
 TOTAL FROM DISTRIBUTIONS     (0.15)     0.00     (0.16)    (0.70)    (1.38)    (0.49)    (0.51)   (0.23)    (0.25)
                           --------  --------  --------  --------  --------  --------  --------  -------  --------
 NET ASSET VALUE, END OF
  PERIOD                   $  14.18    $14.02    $13.41  $  12.98    $12.28  $  11.98   $ 11.98  $ 10.17   $ 10.17
                           ========  ========  ========  ========  ========  ========  ========  =======  ========
 TOTAL RETURN (NOT
  ANNUALIZED)                 10.52%     9.96%    10.61%   14.65 %    15.14%    22.94%    23.18%    4.12%     4.39%
 RATIOS/SUPPLEMENTAL
  DATA:
 Net assets, end of
  period (000)             $156,819    $5,086    $   76  $146,226    $   69  $122,488   $40,570  $66,036   $16,618
 Number of shares
  outstanding, end of
  period (000)               11,062       363         6    11,264         6    10,224     3,385    6,494     1,634
 RATIOS TO AVERAGE NET
  ASSETS
  (ANNUALIZED):(/1/)
 Ratio of expenses to
  average net assets           1.20%     1.70%     0.95%     1.20%     0.95%     1.20%     0.95%    0.95%     0.95%
 Ratio of net investment
  income to average net
  assets                       2.35%     1.85%     2.60%     2.33%     2.57%     2.45%     2.68%    3.64%     3.88%
-------------------------------------------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

    FINANCIAL HIGHLIGHTS



                                                             LifePath 2030 Fund
---------------------------------------------------------------------------------------
                Six Months
                     Ended
           August 31, 1997           Year Ended          Year Ended         Year Ended
               (Unaudited)        Feb. 28, 1997       Feb. 29, 1996       Feb 28, 1995
----------------------------  ------------------  ------------------  -----------------
                    Institu-            Institu-            Institu-           Institu-
   Class     Class    tional     Class    tional     Class    tional    Class    tional
       A         B     Class         A     Class         A     Class        A     Class
----------------------------------------------------------------------------------------
$  13.83    $13.63    $13.70  $  12.34    $12.37   $ 10.17   $ 10.18  $ 10.00    $10.00
--------  --------  --------  --------  --------  --------  --------  -------  --------
    0.14       .02      0.16      0.22      0.49      0.21      0.23     0.26      0.29
    1.50      1.48      1.37      1.83      1.66      2.45      2.47     0.13      0.14
--------  --------  --------  --------  --------  --------  --------  -------  --------
    1.64      1.50      1.53      2.05      2.15      2.66      2.70     0.39      0.43
   (0.13)     0.00     (0.25)    (0.23)    (0.49)    (0.22)    (0.24)   (0.22)    (0.25)
    0.00      0.00      0.00     (0.33)    (0.33)    (0.27)    (0.27)    0.00      0.00
--------  --------  --------  --------  --------  --------  --------  -------  --------
   (0.13)     0.00     (0.25)    (0.56)    (0.82)    (0.49)    (0.51)   (0.22)    (0.25)
--------  --------  --------  --------  --------  --------  --------  -------  --------
$  15.34    $15.13    $14.98  $  13.83    $13.70   $ 12.34   $ 12.37  $ 10.17    $10.18
========  ========  ========  ========  ========  ========  ========  =======  ========
   11.92%    11.30%    11.39%    17.01%    18.13%    26.53%    26.88%    4.03%     4.42%
$112,371    $4,634    $   45  $101,078    $   41   $83,012   $25,447  $41,153    $9,682
   7,323       306         3     7,307         3     6,728     2,058    4,045       951
    1.20%     1.70%     0.95%     1.20%     0.95%     1.20%     0.95%    1.20%     0.95%
    1.88%     1.38%     2.10%     1.81%     2.06%     1.92%     2.15%    3.35%     3.59%
----------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                                      LifePath 2040 Fund
                      ----------------------------------------------------------------------------------------------------------
                                    Six Months Ended
                                     August 31, 1997                Year Ended               Year Ended              Year Ended
                                         (Unaudited)             Feb. 28, 1997            Feb. 29, 1996           Feb. 28, 1995
                      --------------------------------  -----------------------  -----------------------  ----------------------
                         Class    Class  Institutional     Class  Institutional     Class  Institutional    Class  Institutional
                             A        B          Class         A          Class         A          Class        A          Class
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD  $  14.50  $ 14.29         $13.94  $  12.84         $12.86  $  10.37        $ 10.37  $ 10.00         $10.00
                      --------  -------  -------------  --------  -------------  --------  -------------  -------  -------------
INCOME FROM
 INVESTMENT
 OPERATIONS:
 Net investment
  income                  0.09     0.01           0.11      0.16           0.63      0.15           0.17     0.18           0.20
 Net realized and
  unrealized gain on
  investments             1.82     1.74           1.74      2.35           1.78      2.82           2.84     0.34           0.34
                      --------  -------  -------------  --------  -------------  --------  -------------  -------  -------------
TOTAL FROM
 INVESTMENT
 OPERATIONS               1.91     1.75           1.85      2.51           2.41      2.97           3.01     0.52           0.54
LESS DISTRIBUTIONS:
 Dividends from net
  investment income      (0.09)    0.00          (0.10)    (0.16)         (0.64)    (0.16)         (0.18)   (0.15)         (0.17)
 Distributions from
  net realized
  capital gains           0.00     0.00           0.00     (0.69)         (0.69)    (0.34)         (0.34)       0              0
                      --------  -------  -------------  --------  -------------  --------  -------------  -------  -------------
TOTAL FROM
 DISTRIBUTIONS           (0.09)    0.00          (0.10)    (0.85)         (1.33)    (0.50)         (0.52)   (0.15)         (0.17)
                      --------  -------  -------------  --------  -------------  --------  -------------  -------  -------------
NET ASSET VALUE, END
 OF PERIOD            $  16.32  $ 16.04         $15.69  $  14.50         $13.94  $  12.84        $ 12.86  $ 10.37         $10.37
                      ========  =======  =============  ========  =============  ========  =============  =======  =============
TOTAL RETURN (NOT
 ANNUALIZED)             13.22%    7.41%         13.36%    20.17%         19.89%    28.91%         29.32%    5.26%          5.55%
RATIOS/SUPPLEMENTAL DATA:
 Net assets,
  end of period
  (000)               $216,662  $10,917         $   23  $189,560         $   20  $142,738        $33,386  $56,737         $9,976
 Number of shares
  outstanding, end
  of period (000)       13,277      680              1    13,073              1    11,114          2,596    5,472            962
RATIOS TO AVERAGE NET
 ASSETS (ANNUALIZED):(/1/)
 Ratio of expenses
  to average net
  assets                  1.20%    1.70%          0.95%     1.20%          0.95%     1.20%          0.95%    1.20%          0.95%
 Ratio of net
  investment income
  to average net
  assets                  1.20%    0.70%          1.45%     1.22%          1.47%     1.29%          1.53%    2.35%          2.61%
---------------------------------------------------------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these Financial Statements.

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  ORGANIZATION

  Stagecoach Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment com-pany. The Trust was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993. The Trust currently is authorized to issue ten separate funds, of which the following commenced opera-tions on March 1, 1994: LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds (each, a "Fund," collectively, the "Funds").

  The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment com-panies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and as-sumptions that affect the reported amounts of assets and liabilities and dis-closure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the report-ing period. Actual results could differ from those estimates.

  Each Fund is authorized to issue three classes of shares: Class A, Class B and an Institutional Class. On March 1, 1997, the Retail Class' name was changed to Class A and the Fund commenced offering Class B shares. The three classes of shares differ principally in their respective distribution fees. Shareholders of each class bear certain expenses that pertain to that particu-lar class. All shareholders bear the common expenses of the Fund and earn in-come from the portfolio, pro rata based on the average daily net assets of each class. Dividends are declared separately for each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distri-bution. Neither class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class ex-penses, including distribution fees and from the weightings of pro rata income and gain allocations.

  INVESTMENT POLICY AND SECURITY VALUATION

  Each Fund invests all of its assets in a separate series (each, a "Master Portfolio") of Master Investment Portfolio ("MIP"). Each Master

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
Portfolio has the same investment objective as the Fund bearing the correspond-ing name. The value of each Fund's investment in its corresponding Master Port-folio reflects that Fund's interest in the net assets of that Master Portfolio ( 61.41%, 47.04%, 56.06%, 61.70%, and 70.68%) for the LifePath 2000, LifePath
2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds, respectively, at August 31, 1997. The Master Portfolios invest in a wide range of U.S. and for-eign equity, debt securities and money market instruments. Each Master Portfo-lio follows an asset allocation strategy among three broad investing classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. The equity securities of the Master Port-folios are valued at the last reported sale price on the primary securities ex-change or national securities market on which such securities are traded. Secu-rities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Debt securities, other than those matur-ing in 60 days or less, are valued at the latest quoted bid price. Any securi-ties, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in ac-cordance with policies approved by the Master Portfolios' Board of Trustees.

  SECURITY TRANSACTIONS AND INCOME RECOGNITION

  Security transactions are accounted for by each Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by each Master Portfolio as follows: dividend income is recognized on the ex-divi-dend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities de-livered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code"). All net investment income and realized and unrealized capital gains and losses of each Master Portfolio are allocated as required by the Code.

  The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfo-lio, including the Portfolio of Investments, are included elsewhere in this re-port and should be read in conjunction with the corresponding Fund's financial statements.

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

  Each Fund declares and pays dividends to shareholders from net investment in-come quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December.

  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal in-come tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

  FEDERAL INCOME TAXES

  Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to investment companies, as set forth in the Code, and to make distributions of investment company taxable income and net capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required. At December 31, 1996, the Funds had no remaining capital loss carryforward balances.

  ORGANIZATION EXPENSES

  Stephens Inc. ("Stephens"), the Funds' co-administrator, sponsor and distrib-utor, has incurred all expenses in connection with the Funds' organization and initial registration.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

  The Trust has entered into an agreement on behalf of the Funds with Wells Fargo Bank ("WFB") to provide transfer and dividend disbursing agency services. For providing the transfer and dividend disbursing agency services, the Trust has agreed to pay a monthly fee at the annual rate of 0.10% of each Fund's av-erage daily net assets.

  On behalf of the Funds, the Trust may enter into servicing agreements with certain financial institutions, securities dealers and other industry profes-sionals (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. For the services provided pursuant to a Shareholder Servicing Agreement, the Trust may

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) pay each Shareholder Servicing Agent a fee of up to 0.20% of the average daily net asset value of each Fund's shares beneficially owned by customers of the Shareholder Servicing Agent. The Trust has entered into a Shareholder Servicing Agreement with WFB.

  Investors Bank & Trust Company ("IBT") serves as the custodian to each Fund and its corresponding Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from WFB for its services as Sub-Administrator of the Funds.

  The Trust has also entered into administration services arrangements with WFB and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Funds, such as managing and coordinating third-party service relationships. Under the arrangement, WFB and Stephens are entitled to receive for these services a combined fee (expressed as a percentage of average daily net assets) from each Fund of 0.10%. This fee is an "all-in" or "semi-unified" fee and WFB and Stephens, in consideration thereof, have agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, advisory fees and costs related to securities transactions. WFB and Stephens may delegate certain of their administration duties to sub-administrators.

  Certain officers and directors of the Trust are also officers of Stephens. At August 31, 1997, these officers of Stephens collectively owned less than 1% of the Funds' outstanding shares.

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

3.  CAPITAL SHARE TRANSACTIONS

  As of August 31, 1997, the Trust has authorized an unlimited number of shares of beneficial interest. Transactions in capital shares for each Fund were as follows:

                                                      LifePath 2000 Fund
                                      -----------------------------------
                                               For the            For the
                                      Six Months Ended         Year Ended
                                       August 31, 1997  February 28, 1997
                                           (Unaudited)
--------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold--Class A                          508,624          3,580,908
 Shares issued in reinvestments of
  dividends--Class A                           147,167            486,593
 Shares redeemed--Class A                   (1,990,978)        (5,539,884)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--CLASS A                       (1,335,187)        (1,472,383)
 Shares sold--Class B                                0                  0
 Shares issued in reinvestments of
  dividends--Class B                                 0                  0
 Shares redeemed--Class B                            0                  0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--CLASS B                                0                  0
 Shares sold--Institutional Class                    0            119,465
 Shares issued in reinvestments of
  dividends--Institutional Class                     0             19,942
 Shares redeemed--Institutional Class                0         (1,755,819)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--INSTITUTIONAL CLASS                    0         (1,616,412)

                                                      LifePath 2010 Fund
                                      -----------------------------------
                                               For the            For the
                                      Six Months Ended         Year Ended
                                       August 31, 1997  February 28, 1997
                                           (Unaudited)
--------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold--Class A                          711,780          2,915,095
 Shares issued in reinvestments of
  dividends--Class A                           110,777            275,092
 Shares redeemed--Class A                   (1,059,450)        (2,272,271)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--CLASS A                         (236,893)           917,916
 Shares sold--Class B                          167,449                  0
 Shares issued in reinvestments of
  dividends--Class B                               212                  0
 Shares redeemed--Class B                       (1,046)                 0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--CLASS B                          166,615                  0
 Shares sold--Institutional Class                    0            221,309
 Shares issued in reinvestments of
  dividends--Institutional Class                    72             25,767
 Shares redeemed--Institutional Class           (2,198)        (3,246,296)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--INSTITUTIONAL CLASS               (2,126)        (2,999,220)

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

                                                     LifePath 2020 Fund
                                      ----------------------------------
                                               For the           For the
                                      Six Months Ended        Year Ended
                                       August 31, 1997  February 28,1997
                                           (Unaudited)
-------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold--Class A                        1,159,872         4,270,394
 Shares issued in reinvestments of
  dividends--Class A                           127,107           275,620
 Shares redeemed--Class A                   (1,489,098)       (3,506,234)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--CLASS A                         (202,119)        1,039,780
 Shares sold--Class B                          363,082                 0
 Shares issued in reinvestments of
  dividends--Class B                               487                 0
 Shares redeemed--Class B                         (727)                0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--CLASS B                          362,842                 0
 Shares sold--Institutional Class                    0           124,129
 Shares issued in reinvestments of
  dividends--Institutional Class                    73            29,678
 Shares redeemed--Institutional Class               (3)       (3,533,425)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--INSTITUTIONAL CLASS                   70        (3,379,618)

                                                      LifePath 2030 Fund
                                      -----------------------------------
                                               For the            For the
                                      Six Months Ended         Year Ended
                                       August 31, 1997  February 28, 1997
                                           (Unaudited)
--------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold--Class A                          750,536          2,403,224
 Shares issued in reinvestments of
  dividends--Class A                            64,744            296,195
 Shares redeemed--Class A                     (798,644)        (2,120,516)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--CLASS A                           16,636            578,903
 Shares sold--Class B                          306,891                  0
 Shares issued in reinvestments of
  dividends--Class B                               355                  0
 Shares redeemed--Class B                         (939)                 0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--CLASS B                          306,307                  0
 Shares sold--Institutional Class                    0            156,936
 Shares issued in reinvestments of
  dividends--Institutional Class                    55             15,512
 Shares redeemed--Institutional Class              (60)        (2,227,326)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--INSTITUTIONAL CLASS                   (5)        (2,054,878)

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

                                                     LifePath 2040 Fund
                                      ----------------------------------
                                               For the           For the
                                      Six Months Ended        Year Ended
                                       August 31, 1997  February 28,1997
                                           (Unaudited)
-------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
 Shares sold--Class A                        1,837,582         5,678,582
 Shares issued in reinvestments of
  dividends--Class A                            77,145           196,508
 Shares redeemed--Class A                   (1,711,392)       (3,916,082)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--CLASS A                          203,335         1,959,008
 Shares sold--Class B                          687,879                 0
 Shares issued in reinvestments of
  dividends--Class B                               350                 0
 Shares redeemed--Class B                       (7,799)                0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--CLASS B                          680,430                 0
 Shares sold--Institutional Class                    0           148,636
 Shares issued in reinvestments of
  dividends--Institutional Class                    10            19,679
 Shares redeemed--Institutional Class                0        (2,763,338)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING--INSTITUTIONAL CLASS                   10        (2,595,023)

4.  PORTFOLIO SECURITIES LOANED

  As of August 31, 1997, certain Master Portfolios had loaned securities which were collateralized by cash, money market mutual funds, and repurchase agree-ments. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral are disclosed in the corre-sponding Master Investment Portfolio financial statements.

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS
PERCENT OF NET ASSETS                           21.51%                   46.15%
ADVERTISING
PERCENT OF NET ASSETS                            0.03%                    0.04%
Omnicom Group                         588 $     39,837         920 $     62,330
Outdoor Systems Inc                     0          --          600       15,863
                                          ------------             ------------
           TOTAL ADVERTISING
                     - VALUE              $     39,837             $     78,193
                     -  COST              $     19,978             $     49,037
AEROSPACE & DEFENSE
PERCENT OF NET ASSETS                            0.23%                    0.75%
Allied Signal Inc                     449 $     37,071       2,213 $    182,711
Boeing Co                             800       43,550       7,293      397,013
Briggs & Stratton Corp                 50        2,416         157        7,585
Coltec Industries+                    600       13,425         700       15,663
GenCorp Inc                             0          --            0          --
General Dynamics Corp                  61        4,857         476       37,902
General Motors Corp Class H           800       50,850       1,100       69,919
Gulfstream Aerospace Corp+              0          --          400       11,850
Lockheed Martin Corp                  152       15,761       1,417      146,925
Newport News Shipbuilding              64        1,244         293        5,673
Northrop Grumman Corp                  36        4,214         426       49,869
Primex Technologies Inc                47        1,375          56        1,638
Raytheon Co                           174        9,570       1,773       97,515
Rockwell International Corp           211       12,660       1,590       95,400
Rohr Industries Inc+                    0          --            0          --
Sequa Corp Class A+                   110        5,638           0          --
Stewart & Stevenson Services          364        8,873         380        9,263
Sundstrand Corp                       526       31,034         560       33,040
Textron Inc                            60        3,739       1,199       74,713
United Technologies Corp              296       23,107       1,901      148,397
                                          ------------             ------------
   TOTAL AEROSPACE & DEFENSE
                     - VALUE              $    269,384             $  1,385,076
                     -  COST              $    209,986             $  1,054,963
AIRLINES
PERCENT OF NET ASSETS                            0.25%                    0.47%
AMR Corp+                              33 $      3,325         656 $     66,092
British Airways PLC ADR (UK)        1,300      134,306       2,800      289,275
Comair Holdings Inc                     0          --          500       13,438
Continental Airlines Class
 B+                                     0          --          500       18,313

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                   64.91%                   78.80%                   93.50%
                    0.04%                    0.04%                    0.06%
      1,720  $    116,530       1,210 $     81,978       2,058 $    139,430
          0           --            0          --        1,300       34,369
             ------------             ------------             ------------
             $    116,530             $     81,978             $    173,799
             $     55,352             $     43,017             $    116,974
                    1.15%                    1.39%                    1.66%
      5,063  $    418,014       4,065 $    335,617       8,935 $    737,696
     18,281       995,172      14,540      791,521      29,452    1,603,293
        432        20,871         341       16,475         590       28,504
        700        15,663         900       20,138       1,200       26,850
        485        12,974           0          --            0          --
      1,138        90,613         868       69,114       1,849      147,227
      2,100       133,481       1,500       95,344       2,600      165,263
          0           --          500       14,813         800       23,700
      3,595       372,757       2,829      293,332       5,701      591,122
        616        11,927         465        9,013         846       16,399
      1,200       140,475         937      109,688       1,970      230,613
        108         3,153          86        2,510         126        3,685
      4,362       239,910       3,455      190,025       7,089      389,895
      3,954       237,240       3,098      185,880       6,230      373,800
        287         7,767         207        5,602           0          --
        137         7,021         102        5,228           0          --
        495        12,066         365        8,897         845       20,597
      1,390        82,010         930       54,870       1,390       82,010
      3,020       188,184       2,426      151,170       4,816      300,097
      4,220       329,424       3,472      271,033       7,449      581,488
             ------------             ------------             ------------
             $  3,318,722             $  2,630,270             $  5,322,239
             $  2,350,087             $  1,849,714             $  4,385,882
                    0.60%                    0.75%                    0.85%
      1,649  $    166,137       1,330 $    133,998       2,761 $    278,171
      5,725       591,464       4,800      495,900       8,450      872,991
          0           --          600       16,125       1,000       26,875
          0           --            0          --        1,000       36,625

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Delta Air Lines Inc                    38 $      3,287         533 $     46,105
Japan Air Lines Co ADR
 (Japan)                            8,700       70,687      31,600      256,750
KLM Royal Dutch Airlines ADR
 (Netherlands)                        507       16,604       1,110       36,353
Northwest Airlines Corp
 Class A+                             600       21,938         900       32,906
Southwest Airlines Co                 125        3,500       1,084       30,352
UAL Corp+                             500       38,094         700       53,331
USAir Group Inc+                      129        4,402         625       21,328
ValuJet Inc+                          300        1,650         200        1,100
                                          ------------             ------------
              TOTAL AIRLINES
                     - VALUE              $    297,793             $    865,343
                     -  COST              $    302,460             $    901,994
APPAREL
PERCENT OF NET ASSETS                            0.08%                    0.19%
CVS Corp                              640 $     36,080       1,334 $     75,204
Fruit of the Loom Inc Class
 A+                                    14          375         624       16,692
Hartmarx Corp+                         81          628         230        1,783
Land's End Inc+                         0          --            0          --
Liz Claiborne Inc                      88        3,922         555       24,732
Nike Inc Class B                      370       19,749       2,289      122,175
Nine West Group Inc+                  200        8,450         400       16,900
OshKosh B'Gosh Class A                 26          660          49        1,243
Phillips Van Heusen Corp                0          --            0          --
Reebok International Ltd               95        4,174         405       17,795
Russell Corp                           73        2,081         282        8,037
Stride Rite Corp                       63          748         375        4,453
VF Corp                                63        5,568         479       42,332
Warnaco Group Inc Class A             300        9,731         600       19,463
                                          ------------             ------------
               TOTAL APPAREL
                     - VALUE              $     92,166             $    350,809
                     -  COST              $     62,121             $    254,086
AUTO PARTS & EQUIPMENT
PERCENT OF NET ASSETS                            0.08%                    0.29%
Bandag Inc                              0 $        --          100 $      5,331
Bandag Inc Class A                    100        5,313         100        5,313
Cooper Tire & Rubber Co                21          528         615       15,452
Dana Corp                              48        2,211         747       34,409
Deluxe Corp                            70        2,306         614       20,224
Eaton Corp                             83        7,475         551       49,624
Echlin Inc                              3          111         469       17,382
Genuine Parts Co                      152        4,693       1,368       42,237
Goodyear Tire & Rubber Co             140        8,628       1,179       72,656
Illinois Tool Works Inc               348       16,835       2,006       97,040

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,368  $    118,332       1,122 $     97,053       2,262 $    195,663
     63,175       513,297      48,550      394,469     101,900      827,937
      2,429        79,550       1,974       64,649       3,339      109,352
      1,500        54,844       1,300       47,531       1,900       69,469
      2,709        75,852       2,088       58,464       4,354      121,912
      1,200        91,425         900       68,569       1,500      114,281
      1,400        47,775       1,105       37,708       2,623       89,510
        400         2,200         200        1,100         700        3,850
             ------------             ------------             ------------
             $  1,740,876             $  1,415,566             $  2,746,636
             $  1,772,973             $  1,457,310             $  2,877,220
                    0.28%                    0.33%                    0.41%
      3,046  $    171,718       2,425 $    136,709       5,406 $    304,763
      1,469        39,296       1,099       29,398       2,280       60,990
        389         3,015         354        2,743         618        4,789
        547        14,393           0          --            0          --
      1,329        59,224       1,064       47,415       2,120       94,473
      5,229       279,098       4,179      223,054       9,260      494,252
        300        12,675         400       16,900         700       29,575
        228         5,786          85        2,157         222        5,633
        410         5,894         290        4,169           0          --
        984        43,234         882       38,753       1,807       79,395
        716        20,406         494       14,079         850       24,225
        893        10,604         707        8,396       1,050       12,469
      1,164       102,869         971       85,812       1,949      172,243
      1,000        32,438         700       22,706       1,200       38,925
             ------------             ------------             ------------
             $    800,650             $    632,291             $  1,321,732
             $    579,952             $    452,518             $  1,087,674
                    0.43%                    0.53%                    0.64%
        200  $     10,663         100 $      5,331         300 $     15,994
        200        10,625         200       10,625         400       21,250
      1,451        36,456       1,171       29,421       2,286       57,436
      1,898        87,427       1,519       69,969       3,097      142,656
      1,538        50,658       1,217       40,085       2,473       81,454
      1,397       125,817       1,139      102,581       2,301      207,234
      1,189        44,067         935       34,653       1,884       69,826
      3,293       101,672       2,620       80,877       5,375      165,953
      2,851       175,693       2,276      140,259       4,633      285,509
      4,521       218,703       3,625      175,359       8,005      387,242

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ITT Industries Inc                    131 $      4,127         832 $     26,208
Lear Corp+                            400       18,325         500       22,906
Mascotech Inc                           0          --          300        6,281
Modine Manufacturing Co               309        9,463         250        7,656
Navistar International Corp+           31          769         550       13,647
PACCAR Inc                              0          --          554       26,246
Pep Boys- Manny Moe & Jack             57        1,511         472       12,508
Strattec Security Corp+                10          230          28          644
Superior Industries
 International Inc                    322        8,775         260        7,085
TRW Inc                               126        6,568         907       47,277
                                          ------------             ------------
TOTAL AUTO PARTS & EQUIPMENT
                     - VALUE              $     97,868             $    530,126
                     -  COST              $     77,009             $    414,521
AUTOMOBILES
PERCENT OF NET ASSETS                            1.30%                    2.27%
Chrysler Corp                         590 $     20,724       5,065 $    177,908
Daimler-Benz
 Aktiengesellschaft ADR
 (Germany)                         15,150    1,131,516      32,000    2,389,999
Fiat SpA ADR (Italy)                7,480      116,875      15,730      245,781
Ford Motor Co                         930       39,990       8,787      377,841
General Motors Corp Class A           580       36,395       5,419      340,042
Harley-Davidson Inc                   618       33,449         850       46,006
Hertz Corp Class A                      0          --          200        6,913
Honda Motor Co Ltd ADR
 (Japan)                            1,000       60,500       3,800      229,900
Nissan Motor Co Ltd ADR
 (Japan)                            2,300       29,325       8,500      108,375
Toyota Motor Corp ADR
 (Japan)                            1,500       79,125       5,400      284,850
                                          ------------             ------------
           TOTAL AUTOMOBILES
                     - VALUE              $  1,547,899             $  4,207,615
                     -  COST              $  1,147,494             $  3,248,871
BANK & FINANCE
PERCENT OF NET ASSETS                            2.31%                    4.82%
Advanta Corp Class B                  300 $      9,525         300 $      9,525
Ahmanson (H F) & Co                   130        6,598         731       37,098
Allied Irish Banks PLC ADR
 (Ireland)                          1,560       78,390       2,870      144,217
American Express Corp                 741       57,613       3,760      292,340
American Financial Group Inc          304       13,148         390       16,868
Amsouth Bancorp                       700       29,444         850       35,753
Associates First Capital
 Corp                                 600       34,838         700       40,644
Banc One Corp                         415       22,254       4,242      227,477
Banco Bilbao Vizcaya ADR
 (Spain)                            2,250       60,187       4,800      128,400
Banco Central
 Hispanoamericano SA ADR
 (Spain)                            1,100       20,213       2,000       36,750
Banco Santander SA ADR
 (Spain)                            2,100       58,275       4,200      116,550

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      2,198  $     69,237       1,759 $     55,409       3,560 $    112,140
        500        22,906         800       36,650       1,500       68,719
          0           --          400        8,375         800       16,750
        465        14,241         335       10,259         500       15,313
      1,339        33,224       1,107       27,467       2,172       53,893
      1,386        65,662       1,172       55,523       2,300      108,962
      1,109        29,389         864       22,896       1,463       38,770
         72         1,656          49        1,127           0          --
        454        12,372         331        9,020         510       13,898
      2,337       121,816       1,852       96,535       3,815      198,857
             ------------             ------------             ------------
             $  1,232,284             $  1,012,421             $  2,061,856
             $    965,020             $    776,865             $  1,726,861
                    3.07%                    3.83%                    4.23%
     12,652  $    444,402      10,063 $    353,463      20,231 $    710,614
     64,300     4,802,405      54,300    4,055,531      95,500    7,132,656
     31,570       493,281      26,675      416,797      46,910      732,969
     21,967       944,581      17,387      747,641      35,246    1,515,578
     13,404       841,101      10,608      665,652      21,499    1,349,062
      1,759        95,206       1,244       67,332       1,990      107,709
          0           --            0          --          500       17,281
      7,625       461,313       5,875      355,438      12,300      744,150
     16,950       216,113      12,950      165,113      27,250      347,438
     10,825       571,019       8,350      440,463      17,550      925,763
             ------------             ------------             ------------
             $  8,869,421             $  7,267,430             $ 13,583,220
             $  6,799,389             $  5,668,308             $ 11,042,980
                    6.92%                    8.21%                    9.67%
        500  $     15,875         400 $     12,700         700 $     22,225
      1,808        91,756       1,515       76,886       3,066      155,599
      5,542       278,486       4,462      224,216       8,145      409,286
      8,431       655,510       6,707      521,469      14,933    1,161,041
        813        35,162         508       21,971         780       33,735
      1,800        75,713       1,350       56,784       2,050       86,228
      1,600        92,900       1,100       63,869       1,700       98,706
     10,590       567,889       8,379      449,324      16,915      907,067
      9,600       256,800       8,100      216,675      14,300      382,525
      3,950        72,581       3,300       60,638       5,700      104,738
      8,400       233,100       7,050      195,638      12,150      337,163

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Bank of New York Inc                 278 $     12,406       2,841 $    126,780
BankAmerica Corp                     542       35,670       5,218      343,410
BankBoston Corp                      150       12,469       1,040       86,450
Bankers Trust Corp                    90        9,338         560       58,100
Barclays PLC ADR (UK)              1,650      150,563       3,100      282,875
Barnett Banks Inc                    140        9,538       1,444       98,373
BB&T Corp                          1,000       51,750       1,600       82,800
Beacon Properties Corp                 0          --          400       14,400
Bear Stearns Co Inc                  999       39,539       1,154       45,665
Beneficial Corp                       42        3,006         430       30,772
Cali Realty Corp                       0          --          400       14,900
Capital One Financial Corp             0          --          100        3,850
Carramerica Realty Corp                0          --          400       11,925
Central Fidelity Banks Inc           525       20,541         745       29,148
Charter One Financial Inc            430       23,381         525       28,547
Chase Manhattan Bank                 511       56,817       3,454      384,042
Citicorp                             377       48,115       3,423      436,860
Comdisco Inc                         624       16,965         668       18,148
Comerica Inc                          39        2,762         743       52,614
Commerce Bancshares Inc              340       18,317         440       23,705
Compass Bancshares Inc               400       14,250         600       21,375
ContiFinancial Corp+                   0          --          100        3,288
CoreStates Financial Corp            204       12,546       1,483       91,204
Countrywide Credit
 Industries Inc                    1,100       37,056         800       26,950
Credit Acceptance Corp+              200        2,825         200        2,825
Crescent Operating Inc+                0          --           80        1,290
Crescent Real Estate Co                0          --        1,000       31,625
Crestar Financial Corp             1,004       44,866       1,240       55,413
Deposit Guaranty Corp                  0          --          400       12,825
Dime Bancorp Inc                     800       15,450       1,200       23,175
Donaldson Lufkin & Jenrette
 In                                    0          --          100        5,938
Duke Realty Investments                0          --          800       16,750
Edwards A G & Sons Inc               455       18,086         620       24,645
Equifax Inc                        1,410       41,507       1,400       41,213
Federal Home Loan Mortgage
 Corp                                564       18,365       5,140      167,371
Federal National Mortgage
 Assoc                             1,416       62,304       8,385      368,940
Fifth Third Bancorp                  266       15,561       1,317       77,045
Finova Group Inc                     200       16,913         300       25,369
First American Corp                  600       25,350         700       29,575
First Chicago NBD Corp               234       16,790       2,321      166,532
First Commerce Corp                  300       16,013         400       21,350
First Empire State Corp                0          --          100       36,550
First Hawaiian Inc                   200        7,375         300       11,063
First of America Bank Corp           821       42,256       1,015       52,247

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      7,163  $    319,649       5,651 $    252,176      11,387 $    508,145
     13,032       857,669      10,362      681,949      20,894    1,375,086
      2,697       224,188       2,105      174,978       4,354      361,926
      1,399       145,146       1,155      119,831       2,325      241,219
      6,975       636,469       5,650      515,563       9,750      889,687
      3,614       246,204       2,943      200,492       5,959      405,957
      2,300       119,025       1,900       98,325       3,580      185,265
          0           --            0          --        1,100       39,600
      2,709       107,175       1,869       73,942       2,883      114,073
      1,031        73,781         798       57,107       1,577      112,854
          0           --            0          --          800       29,800
        900        34,650         100        3,850         200        7,700
          0           --            0          --        1,100       32,794
      1,050        41,081         945       36,973       1,507       58,961
      1,050        57,094         735       39,966       1,260       68,513
      7,639       849,361       6,092      677,354      13,588    1,510,816
      8,570     1,093,746       6,722      857,895      13,766    1,756,886
      1,562        42,453         954       25,937       1,463       39,775
      1,972       139,642       1,545      109,405       3,185      225,538
        866        46,656         651       35,073         997       53,713
        750        26,719         750       26,719       1,350       48,094
          0           --            0          --          200        6,575
      3,785       232,777       3,068      188,682       6,105      375,458
      1,900        64,006       1,500       50,531       3,100      104,431
          0           --          200        2,825         500        7,063
          0           --            0          --          200        3,225
          0           --            0          --        2,200       69,575
      1,970        88,034       1,830       81,778       2,870      128,253
          0           --            0          --          900       28,856
      2,400        46,350       1,900       36,694       2,800       54,075
        900        53,438         200       11,875         300       17,813
          0           --            0          --        1,600       33,500
      1,017        40,426         977       38,836       1,525       60,619
      3,642       107,211       2,672       78,657       4,840      142,477
     12,748       415,107      10,131      329,891      20,451      665,936
     18,859       829,796      15,133      665,852      33,496    1,473,824
      2,922       170,937       2,302      134,667       5,141      300,749
        600        50,738         500       42,281         700       59,194
      1,400        59,150       1,000       42,250       1,600       67,600
      5,747       412,347       4,541      325,817       9,223      661,750
        800        42,700         500       26,688         900       48,038
        100        36,550         100       36,550         100       36,550
        300        11,063         400       14,750         600       22,125
      2,113       108,820       1,303       67,105       2,287      117,781

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
First Security Corp                   861 $     24,323       1,170 $     33,053
First Tennessee National
 Corp                                 508       27,051         740       39,405
First Union Corp                      426       20,475       4,215      202,605
First USA Paymentech Inc+               0          --          100        3,038
First Virginia Banks Inc              359       24,457         380       25,888
Firstar Corp                        1,200       40,425       1,400       47,163
Firstmerit Corp                       300       14,063         300       14,063
Fleet Financial Group Inc             155        9,988       1,964      126,555
Franklin Resources Inc                694       53,698         950       73,506
GATX Corp                             223       13,951         270       16,892
Golden State Bancorp+                   0          --          600       17,325
Golden West Financial                  62        5,103         376       30,949
Green Tree Financial Inc              150        6,591       1,042       45,783
Greenpoint Financial Corp             400       24,625         400       24,625
GTECH Holdings Corp+                  400       12,025         400       12,025
Hibernia Corp Class A               1,000       15,188       1,500       22,781
Highwood Properties Inc                 0          --          400       13,000
Household International Inc            41        4,548         815       90,414
Huntington Bancshares Inc           1,446       46,814       1,556       50,375
John Nuveen & Co Inc Class A            0          --          100        3,044
Keycorp                               173       10,488       1,603       97,182
Lehman Brothers Holdings              900       39,488       1,100       48,263
MBNA Corp                             415       15,952       2,720      104,531
Medaphis Corp+                        800        7,300         900        8,213
Mellon Bank Corp                      226       10,876       1,866       89,801
Mercantile Bancorp                    636       43,844         970       66,869
Mercantile Bankshares                 454       12,769         735       20,672
Mercury Financial Corp              1,800        2,813       1,800        2,813
Merrill Lynch & Co Inc                216       13,284       2,434      149,691
MGIC Investment Corp                    0          --          836       42,061
Money Store Inc                       400       11,400         400       11,400
Morgan (J P) & Co Inc                 139       14,908       1,408      151,008
National Australia Bank Ltd
 ADR (Australia)                    1,750      121,406       3,700      256,688
National City Corp                    123        6,950       1,609       90,909
NationsBank Corp                      618       36,694       5,343      317,241
Northern Trust Corp                   934       49,619       1,320       70,125
Northfork Bancorp                       0          --          800       19,950
Norwest Corp                          308       17,691       2,750      157,953
Old Kent Financial Corp               451       27,624         567       34,729
Old National Bancorp                  330       14,438         221        9,647
Pacific Century Financial
 Corp                                 374       18,443         460       22,684
Paine Webber Group Inc                600       23,063         800       30,750
Peoples Bank Bridgeport                 0          --          200        5,613

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      2,662  $     75,187       1,953 $     55,172       2,925 $     82,631
      1,570        83,603       1,100       58,575       1,780       94,785
     10,660       512,360       8,370      402,283      16,842      809,492
          0           --          200        6,075         400       12,150
        791        53,887         561       38,218         945       64,378
      2,200        74,113       2,200       74,113       3,300      111,169
        500        23,438         500       23,438         800       37,500
      4,827       311,040       3,876      249,760       7,662      493,720
      2,044       158,155       1,170       90,490       2,048      158,426
        302        18,894         317       19,832         610       38,163
          0           --            0          --        1,300       37,538
      1,044        85,934         856       70,460       1,714      141,084
      2,479       108,921       1,939       85,195       3,956      173,817
      1,100        67,719         600       36,938       1,100       67,719
        500        15,031         600       18,038         900       27,056
      2,900        44,044       2,200       33,413       3,300       50,119
          0           --            0          --          800       26,000
      1,966       218,103       1,602      177,722       3,191      354,002
      3,835       124,158       2,336       75,628       4,751      153,814
          0           --            0          --            0          --
      4,119       249,714       3,251      197,092       6,705      406,491
      2,400       105,300       1,500       65,813       2,600      114,075
      6,029       231,721       4,866      187,037      10,749      413,165
      1,100        10,038       1,200       10,950       2,000       18,250
      4,804       231,193       3,752      180,565       7,777      374,268
      1,469       101,269       1,064       73,350       2,240      154,420
      1,219        34,284       1,062       29,869       1,720       48,375
      2,600         4,063       2,400        3,750       4,400        6,875
      6,105       375,458       4,857      298,706       9,705      596,858
      2,177       109,530       1,731       87,091       3,519      177,050
        700        19,950         500       14,250         800       22,800
      3,392       363,792       2,701      289,682       5,423      581,617
      7,325       508,172       6,250      433,594      10,950      759,656
      4,058       229,277       3,228      182,382       6,616      373,804
     13,466       799,544      10,654      632,581      21,652    1,285,566
      2,656       141,100       1,676       89,038       2,930      155,656
          0           --            0          --        1,700       42,394
      6,916       397,238       5,485      315,045      10,969      630,032
        909        55,676         793       48,571       1,560       95,550
        441        19,294         331       14,470         772       33,764
        757        37,330         677       33,385       1,035       51,038
      2,400        92,250       1,100       42,281       1,900       73,031
          0           --            0          --          500       14,031

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PNC Bank Corp                         306 $     13,235       2,395 $    103,584
Price (T Rowe) & Associates           400       22,000         500       27,500
Provident Financial Group               0          --          200        9,475
Regions Financial Corp                970       33,223       1,500       51,375
Republic New York Corp                  0          --          367       39,292
Ryder System Inc                       36        1,285         554       19,771
Sabre Group Holding Inc                 0          --          300        9,225
Salomon Inc                           119        7,125         770       46,104
Schwab (Charles) Corp                 178        7,554       1,424       60,431
Signet Banking Corp                   500       25,906         700       36,269
SLM Holding Corp                      500       67,750         700       94,850
Spieker Properties Inc                  0          --          500       18,594
Star Banc Corp                        700       31,631       1,000       45,188
Starwood Lodging Trust                  0          --          500       23,094
State Street Corp                   1,438       71,720       1,500       74,813
Summit Bancorp                        803       47,678       1,370       81,344
SunTrust Banks Inc                    130        8,125       1,581       98,812
Synovus Financial Corp              1,425       37,317       1,875       49,102
TCF Financial Corp                    400       21,325         400       21,325
U.S. Bancorp                          336       29,421       2,003      175,388
Union Planters Corp                   600       30,750         700       35,875
UnionBanCal Corp                      100        7,731         100        7,731
United Asset Management Corp          500       13,406         700       18,769
United Dominion Realty Trust            0          --        1,000       14,125
Wachovia Corp                         175       10,894       1,166       72,584
Washington Federal Inc                484       13,189         594       16,187
Washington Mutual Inc                 196       11,736       1,882      112,685
Wells Fargo & Co                       52       13,221         638      162,212
Wesco Financial Corp                    0          --            0          --
Westpac Banking Corp ADR
 (Australia)                        1,650       47,644       3,400       98,175
Wilmington Trust Corp                 392       19,747         410       20,654
Zions Bancorp                         400       15,500         600       23,250
                                          ------------             ------------
        TOTAL BANK & FINANCE
                     - VALUE              $  2,760,663             $  8,942,609
                     -  COST              $  1,724,895             $  5,712,957
BASIC INDUSTRIES
PERCENT OF NET ASSETS                            0.55%                    1.05%
ASARCO Inc                             23 $        707         284 $      8,733
Avery-Dennison Corp                    96        3,942         822       33,753
Baker Hughes Inc                      121        5,127       1,233       52,248
Bemis Co                               40        1,758         427       18,761
Boise Cascade Corp                     67        2,651         379       14,994
Boise Cascade Office
 Products+                              0          --          100        2,106

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      5,913  $    255,737       4,670 $    201,978       9,500 $    410,875
      1,000        55,000         800       44,000       1,200       66,000
          0           --            0          --          500       23,688
      2,838        97,202       1,928       66,034       3,380      115,765
      1,036       110,917         763       81,689       1,616      173,013
      1,390        49,606       1,147       40,934       2,342       83,580
      2,200        67,650         300        9,225         600       18,450
      1,987       118,972       1,573       94,183       3,213      192,378
      3,194       135,545       2,504      106,264       5,603      237,777
      1,300        67,356       1,000       51,813       1,500       77,719
      1,400       189,700         900      121,950       1,500      203,250
          0           --            0          --        1,000       37,188
      2,100        94,894       1,500       67,781       2,300      103,931
          0           --            0          --        1,000       46,188
      3,770       188,029       2,900      144,638       5,580      278,303
      2,039       121,066       1,514       89,894       2,679      159,066
      4,038       252,375       3,223      201,438       6,616      413,500
      3,825       100,167       2,775       72,670       4,375      114,570
        800        42,650         500       26,656       1,100       58,644
      4,547       398,147       3,480      304,718       6,917      605,670
      1,000        51,250       1,100       56,375       1,700       87,125
        500        38,656         200       15,463         300       23,194
      1,400        37,538       1,000       26,813       1,700       45,581
          0           --            0          --        2,200       31,075
      2,964       184,509       2,324      144,669       4,893      304,589
        726        19,784         805       21,936       1,252       34,117
      4,597       275,245       3,666      219,502       7,320      438,285
      1,687       428,920       1,262      320,863       2,639      670,966
        100        27,506           0          --            0          --
      6,900       199,238       5,800      167,475      10,100      291,638
        649        32,693         504       25,389         875       44,078
      1,200        46,500         800       31,000       1,600       62,000
             ------------             ------------             ------------
             $ 19,983,562             $ 15,563,636             $ 31,064,714
             $ 12,008,050             $  9,479,878             $ 22,587,105
                    1.51%                    1.86%                    2.14%
        833  $     25,615         591 $     18,173       1,306 $     40,160
      1,818        74,652       1,484       60,937       3,315      136,122
      3,028       128,312       2,397      101,573       4,902      207,722
      1,022        44,904         754       33,129       1,553       68,235
        892        35,290         757       29,949       1,437       56,851
        800        16,850           0          --          200        4,213

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Bowater Inc                           395 $     20,219         410 $     20,987
Broken Hill Propriety Co Ltd
 ADR (Australia)                    3,680       92,460       7,460      187,432
Champion International Corp            38        2,249         661       39,123
Chesapeake Corp                       256        8,800         200        6,875
Consolidated Papers Inc               286       16,677         280       16,328
Crown Vantage Inc+                     21          184          48          420
Cyprus Amax Minerals                   36          909         660       16,665
Deltic Timber Corp                    141        4,167         166        4,899
Dover Corp                            150       10,359         927       64,021
Echo Bay Mines Ltd                    121          613       1,208        6,116
Fort James Corp                       568       23,856       1,166       48,972
Georgia-Pacific Corp                   33        3,011         654       59,678
Glatfelter (P H) Co                   486       10,054         280        5,793
Harnischfeger Industries Inc            8          321         384       15,408
Homestake Mining Co                   116        1,624       1,125       15,750
Ikon Office Solutions Inc             188        4,888         972       25,272
Inco Ltd                              129        3,491       1,199       32,448
Longview Fibre Co                     554       11,599         540       11,306
Louisiana-Pacific Corp                118        2,611         796       17,611
LTB Corp                              900       11,700       1,300       16,900
Mark IV Industries Inc                547       13,745         532       13,375
Mead Corp                              54        3,831         366       25,963
Minnesota Mining &
 Manufacturing Co                     667       59,947       3,289      295,599
NACCO Industries Inc Class A           16        1,380          43        3,709
Newmont Gold Co                       100        4,325         200        8,650
Newmont Mining Corp                   157        6,643       1,270       53,737
Potlatch Corp                           0          --          233       10,878
Rayonier Inc                          356       17,377         350       17,084
Rio Tinto PLC ADR
 (Australia)                        2,400      154,200       5,100      327,675
Sealed Air Corp+                      400       20,750         400       20,750
Smith International Inc               314       22,844         400       29,100
St Joe Paper Corp                     100        8,563         100        8,563
Stone Container Corp                   83        1,432         807       13,921
U.S. Industries Inc                   395       15,010         505       19,190
Union Camp Corp                        72        4,271         514       30,487
Unisource Worldwide Inc                94        1,704         865       15,678
Varco International Inc               292       11,607           0          --
Varian Associates Inc                 277       15,806         390       22,254
Watts Industries Inc Class A          308        7,508           0          --
Wausau Paper Mills Co                 392        8,575         316        6,913
Westinghouse Electric Corp            490       12,605       4,689      120,729
Westvaco Corp                         102        3,455         788       26,694
Weyerhauser Co                        160        9,240       1,434       82,814

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        652  $     33,374         607 $     31,071         975 $     49,908
     16,490       414,311      13,920      349,740      24,480      615,060
      1,735       102,690       1,374       81,324       2,867      169,691
        361        12,409         266        9,144         650       22,344
        770        44,901         490       28,573         770       44,901
        104           910          81          709         132        1,155
      1,762        44,490       1,377       34,769       2,791       70,473
        308         9,097         199        5,887         334        9,880
      2,014       139,092       1,578      108,981       3,577      247,037
      2,497        12,641       1,834        9,285       3,052       15,451
      2,474       103,908       2,084       87,528       3,973      166,866
      1,696       154,760       1,371      125,104       2,757      251,576
        769        15,909         489       10,116         770       15,929
        947        37,998         718       28,810       1,504       60,348
      2,714        37,996       2,191       30,674       4,402       61,628
      2,438        63,388       1,930       50,180       4,212      109,512
      3,038        82,216       2,431       65,789       4,978      134,717
        890        18,634         575       12,039       1,330       27,847
      2,011        44,493       1,595       35,289       3,248       71,862
      1,900        24,700       1,700       22,100       2,700       35,100
        870        21,870         762       19,153       1,174       29,488
      1,003        71,150         733       51,997       1,576      111,798
      7,354       660,941       5,932      533,139      13,110    1,178,261
        144        12,420         143       12,334         157       13,541
        200         8,650         200        8,650         300       12,975
      2,748       116,275       2,182       92,326       5,021      212,451
        511        23,857         411       19,189         820       38,284
        462        22,551         526       25,675         819       39,977
     10,225       656,956       8,650      555,763      15,150      973,388
        606        31,436         636       32,993       1,000       51,875
        597        43,432         627       45,614         900       65,475
        200        17,125         200       17,125         200       17,125
      1,815        31,309       1,408       24,288       2,902       50,060
        950        36,100         760       28,880       1,235       46,930
      1,304        77,344       1,001       59,372       2,095      124,260
      1,174        21,279       1,092       19,792       1,674       30,341
        524        20,829         374       14,867           0          --
        735        41,941         490       27,961         765       43,653
        464        11,310         334        8,141           0          --
        572        12,513         407        8,903         371        8,116
     11,710       301,545       9,305      239,604      18,872      485,948
      1,900        64,363       1,533       51,930       3,118      105,622
      3,599       207,842       2,898      167,360       5,786      334,141

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Whitman Corp                           60 $      1,470         833 $     20,409
Willamette Industries Inc               7          558         437       34,851
                                          ------------             ------------
      TOTAL BASIC INDUSTRIES
                     - VALUE              $    650,823             $  1,951,622
                     -  COST              $    529,859             $  1,632,707
BEVERAGES
PERCENT OF NET ASSETS                            0.47%                    1.32%
Anheuser-Busch Inc                    632 $     26,939       3,892 $    165,896
Coca-Cola Co                        3,632      208,159      19,649    1,126,132
Coca-Cola Enterprises Co            1,636       44,990       2,330       64,075
Coors (Adolph) Co Class B              67        2,471         327       12,058
Energy Group PLC ADR (UK)           1,068       43,188       1,987       80,349
Hanson PLC ADR (UK)                 1,068       25,632       1,990       47,760
Kirin Brewery Co ADR (Japan)        1,400      115,150       5,150      423,587
Pepsico Inc                         2,198       79,128      12,105      435,780
Seagrams Co Ltd                       328       11,460       2,719       94,995
                                          ------------             ------------
             TOTAL BEVERAGES
                     - VALUE              $    557,117             $  2,450,632
                     -  COST              $    557,638             $  2,155,301
BIOTECHNOLOGY
PERCENT OF NET ASSETS                            0.05%                    0.04%
Agouron Pharmaceuticals Inc.            0 $        --          200 $      8,800
Biogen Inc                            718       28,271         860       33,863
Chiron Corp+                          896       20,048         892       19,959
Genzyme Corp--General
 Division                             326        9,169         420       11,813
Genzyme Corp--Tissue Repair+           45          481          13          135
Quest Diagnostics Inc+                 46          860         240        4,485
                                          ------------             ------------
         TOTAL BIOTECHNOLOGY
                     - VALUE              $     58,829             $     79,055
                     -  COST              $     39,899             $     68,405
BROADCASTING
PERCENT OF NET ASSETS                            0.08%                    0.16%
Clear Channel Communications
 Inc                                  400 $     27,175         700 $     47,556
HSN Inc+                              461       15,221         365       12,029
Kingworld Productions                   0          --          274       10,892
LIN Television Corp+                  200        9,488         200        9,488
TCA Cable TV Inc                      266       10,108           0          --
TCI Satellite Entertainment
 Class A+                             107          739         543        3,750
Tele-Communications Inc
 Class A+                           1,012       17,710       5,282       92,435
Tele-Communications
 International Inc Class A+           300        4,819         200        3,213

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,948  $     47,726       1,420 $     34,790       3,310 $     81,095
        975        77,756         789       62,923       1,703      135,814
             ------------             ------------             ------------
             $  4,362,060             $  3,533,642             $  6,885,206
             $  3,667,176             $  2,948,216             $  6,008,782
                    1.87%                    2.24%                    2.85%
      8,844  $    376,976       7,214 $    307,497      15,660 $    667,507
     43,963     2,519,628      35,231    2,019,177      78,262    4,485,391
      6,564       180,510       3,144       86,460       5,565      153,038
        701        25,849         529       19,507       1,102       40,636
      3,871       156,534       3,056      123,577       5,156      208,496
      3,872        92,925       3,257       78,168       5,657      135,768
     10,200       838,950       7,900      649,775      16,450    1,353,013
     27,211       979,596      21,770      783,720      48,325    1,739,700
      6,813       238,029       5,374      187,754      10,962      382,985
             ------------             ------------             ------------
             $  5,408,997             $  4,255,635             $  9,166,534
             $  4,668,648             $  3,556,502             $  8,138,110
                    0.05%                    0.05%                    0.06%
          0  $        --            0 $        --          600 $     26,400
      1,582        62,291       1,222       48,116       1,890       74,419
      2,424        54,237       1,300       29,088       2,052       45,914
        734        20,644         544       15,300         700       19,688
         71           763          52          562          54          581
        515         9,624         389        7,269         825       15,417
             ------------             ------------             ------------
             $    147,559             $    100,335             $    182,419
             $    115,823             $     70,755             $    152,150
                    0.23%                    0.28%                    0.34%
        600  $     40,763         800 $     54,350       1,500 $    101,906
        650        21,443         472       15,578       1,306       43,098
        662        26,315         557       22,141         956       38,001
        300        14,231         200        9,488         300       14,231
        371        14,098         276       10,488           0          --
      1,150         7,942         883        6,098       1,866       12,887
     12,176       213,080       9,755      170,713      21,394      374,395
      1,500        24,094         200        3,213         600        9,638

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                       LifePath 2000            LifePath 2010
                            ------------------------ ------------------------
                                 Shares        Value      Shares        Value

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Tribune Co                          136 $      6,724         914 $     45,186
Viacom Inc Class B+                 272        8,058       2,560       75,840
                                        ------------             ------------
        TOTAL BROADCASTING
                   - VALUE              $    100,042             $    300,389
                   -  COST              $     75,160             $    285,687
BUILDING MATERIALS &
 SERVICES
PERCENT OF NET ASSETS                          0.23%                    0.30%
AMBAC Inc                           300 $     24,244         300 $     24,244
American Standard Co Inc+           500       23,500         500       23,500
Cooper Industries Inc               128        6,824         831       44,303
Corning Inc                         311       16,444       1,845       97,554
Cytec Industries Inc+               300       14,644         400       19,525
Danaher Corp                        200       10,713         380       20,354
Diebold Inc                         565       26,202         735       34,086
Fastenal Co                         300       17,288         300       17,287
Kennametal Inc                      300       14,044         300       14,044
Keystone International Inc          383       14,434         300       11,306
Lafarge Corp                        300        9,750         400       13,000
Lawson Products Inc                   0          --            0          --
Martin Marietta Inc                   0          --          100        3,494
Owens Corning Fiberglass
 Corp                                26        1,055         389       15,779
Owens Illinois Inc+                 700       24,369       1,100       38,294
PPG Industries Inc                   98        6,174       1,288       81,144
Snap-On Inc                          36        1,512         452       18,984
Southdown Inc                       175        8,214           0          --
Stanley Works                       108        4,597         729       31,028
USG Corp+                           400       17,150         400       17,150
Valspar Corp                        400       12,325         400       12,325
Vulcan Materials Co                 300       26,363         300       26,363
                                        ------------             ------------
TOTAL BUILDING MATERIALS &
                  SERVICES
                   - VALUE              $    279,846             $    563,764
                   -  COST              $    166,202             $    368,398
BUSINESS SERVICES
PERCENT OF NET ASSETS                          0.12%                    0.20%
Accustaff Inc+                        0 $        --          800 $     21,250
APAC Teleservices Inc+              100        1,650         200        3,300
Apollo Group Inc+                     0          --          200        7,138
Concord EFS Inc+                      0          --          600       16,650
Ecolab Inc                           60        2,704         476       21,450
Intl Technology Corp                  0          --            0          --
Kelly Services Inc Class A          406       13,601         420       14,070

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      2,276  $    112,520       1,807 $     89,334       3,611 $    178,519
      6,446       190,963       5,185      153,606      10,640      315,210
             ------------             ------------             ------------
             $    665,449             $    535,009             $  1,087,885
             $    663,863             $    521,153             $  1,039,515
                    0.44%                    0.50%                    0.58%
        900  $     72,731         500 $     40,406         800 $     64,650
      1,300        61,100         800       37,600       1,300       61,100
      2,215       118,087       1,762       93,937       3,550      189,259
      4,206       222,392       3,312      175,122       7,238      382,709
        900        43,931         600       29,288         800       39,050
        962        51,527         522       27,960         780       41,779
      1,509        69,980         992       45,981       1,556       72,136
        400        23,050         400       23,050         700       40,338
        411        19,240         300       14,044         600       28,088
        641        24,158         396       14,924         965       36,368
        500        16,250         300        9,750         900       29,250
        197         5,319           0          --            0          --
          0           --            0          --          200        6,988
        964        39,102         707       28,678       1,713       69,484
      1,400        48,738       1,700       59,181       3,500      121,844
      3,363       211,869       2,662      167,706       5,347      336,861
      1,099        46,158         843       35,406       1,814       76,188
        253        11,875         178        8,355           0          --
      1,670        71,079       1,223       52,054       2,834      120,622
        500        21,438         600       25,725         900       38,587
        600        18,488         600       18,488         900       27,731
        800        70,300         500       43,938         800       70,300
             ------------             ------------             ------------
             $  1,266,812             $    951,593             $  1,853,332
             $    833,862             $    625,805             $  1,328,322
                    0.23%                    0.31%                    0.34%
      1,600  $     42,500       1,000 $     26,563       1,700 $     45,156
        400         6,600         400        6,600         600        9,900
          0           --          200        7,138         400       14,275
          0           --          900       24,975       1,500       41,625
      1,175        52,948         933       42,043       2,141       96,479
        137         1,002           0          --            0          --
        689        23,082         619       20,736         885       29,647

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Laidlaw Environmental
 Services+                            131 $        606         353 $      1,633
Manpower Inc                          700       29,881         800       34,150
Nielson (A C) Corp+                    73        1,661         453       10,306
Ogden Corp                            101        2,342         625       14,492
Olsten Corp                           691       12,956         525        9,844
Paychex Inc                           685       23,461       1,027       35,175
Quintiles Transnational
 Corp+                                200       15,600         300       23,400
Robert Half International
 Inc+                                 400       23,350         500       29,188
Rollins Inc                           388        8,390         210        4,541
Security Dynamics Technology
 I                                      0          --          300       11,794
Teletech Holdings Inc+                  0          --          100        1,638
Waste Management Inc                  322       10,304       3,301      105,632
                                          ------------             ------------
     TOTAL BUSINESS SERVICES
                     - VALUE              $    146,506             $    365,651
                     -  COST              $    118,174             $    312,512
CHEMICALS
PERCENT OF NET ASSETS                            0.76%                    1.48%
Air Products & Chemicals Inc          125 $     10,195         902 $     73,569
Airgas Inc+                           400        7,275         700       12,731
Albemarle Corp                        313        7,688         460       11,299
Arco Chemical Co                      100        4,375         100        4,375
Autoliv Inc                            45        1,758       1,199       46,848
Betz Labs Inc                         296       19,296         340       22,164
Cabot Corp                            710       19,436         740       20,258
ChemFirst Inc                          35          879          84        2,111
Clorox Co                              45        5,906         432       56,700
Courtaulds PLC ADR (UK)            17,200       92,450      36,100      194,038
Crompton & Knowles Corp               550       13,888         740       18,685
Dow Chemical Co                       232       20,532       1,691      149,654
Du Pont (E I) De Nemours            1,592       99,202       8,944      557,322
Eastman Chemical Co                    20        1,196         612       36,605
Ethyl Corp                          1,031        9,279       1,010        9,090
Ferro Corp                            305       11,476         250        9,406
FMC Corp+                               0          --          322       26,746
Forest Labs Inc Class A+              382       15,686         470       19,299
Freeport McMoRan Inc                  354       12,124         363       12,433
Fuller (H B) Co                         0          --            0          --
Georgia Gulf Corp                     237        6,814         360       10,350
Goodrich (B F) Co                      90        3,791         403       16,976
Grace (W R) Co                         39        2,684         605       41,632
Great Lakes Chemical Corp              75        3,487         413       19,205
Hanna (M A) Co                        580       15,007         550       14,231
Hercules Inc                           88        4,549         835       43,159

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        769  $      3,557         623 $      2,881         822 $      3,802
      1,400        59,763       1,300       55,494       2,000       85,375
        918        20,885         707       16,084       1,530       34,808
        884        20,498         606       14,052       1,144       26,526
      1,117        20,944         988       18,525       1,316       24,675
      1,804        61,787       1,440       49,320       2,312       79,186
        300        23,400         400       31,200         700       54,600
      1,000        58,375         700       40,863       1,200       70,050
        645        13,948         400        8,650         675       14,597
          0           --          400       15,725         700       27,519
          0           --            0          --          300        4,913
      8,301       265,632       6,639      212,448      13,354      427,328
             ------------             ------------             ------------
             $    674,921             $    593,297             $  1,090,461
             $    553,253             $    500,836             $    973,132
                    2.05%                    2.49%                    2.93%
      1,973  $    160,923       1,597 $    130,255       3,500 $    285,469
        600        10,913         900       16,369       1,400       25,463
      1,112        27,313         732       17,980         986       24,219
        200         8,750         200        8,750         300       13,125
        870        33,980         634       24,749       2,711      105,894
        727        47,391         507       33,050         705       45,957
      1,772        48,508       1,232       33,726       1,790       49,001
        314         7,889         224        5,628         347        8,727
        953       125,081         711       93,319       1,623      213,019
     72,800       391,300      61,600      331,100     108,300      582,113
        885        22,346         570       14,393       1,830       46,207
      4,282       378,957       3,415      302,227       6,847      605,960
     20,064     1,250,237      16,098    1,003,107      35,608    2,218,824
      1,435        85,831       1,118       66,870       2,366      141,516
      2,029        18,261       1,308       11,772       2,530       22,770
        436        16,404         331       12,454         815       30,664
        691        57,396         554       46,017       1,141       94,774
      1,066        43,773         686       28,169       1,060       43,526
        684        23,427         359       12,296         678       23,222
        225        12,417           0          --            0          --
        745        21,419         465       13,369         640       18,400
        960        40,440         828       34,880       1,671       70,391
      1,263        86,910       1,174       80,786       2,386      164,187
      1,140        53,010         902       41,943       1,821       84,677
        967        25,021         800       20,700       1,162       30,067
      1,817        93,916       1,391       71,897       3,271      169,070

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
IMC Global Inc                        618 $     21,746         900 $     31,669
Imperial Chemical Industries
 PLC ADR (UK)                       1,800      118,125       3,900      255,938
International Flavor &
 Fragrances                           171        8,742         897       45,859
Johns Manville Corporation              0          --          400        4,950
Lawter International Inc                0          --            0          --
Lubrizol Corp                         529       23,177         660       28,916
Lyondell Petrochemical                476       11,543         580       14,065
Millennium Chemicals Inc              611       12,821         836       17,546
Mississippi Chemical Corp              11          239          28          608
Monsanto Co                           715       31,415       4,731      207,868
Montedison Spa ADR (Italy)          2,646       16,041       6,292       38,145
Morton International Inc              132        4,389       1,015       33,749
Nalco Chemical Co                      71        2,840         511       20,440
OEA Inc                                 0          --            0          --
Olin Corp                             470       20,915         560       24,920
Praxair Inc                           211       11,275       1,225       65,461
Premark International Inc             461       13,715         706       21,003
Rhone Poulenc Rorer Class A         3,850      145,819       8,413      318,642
Rohm & Haas Co                         69        6,611         509       48,769
RPM Inc                               778       15,803         887       18,017
Rubbermaid Inc                        156        3,900       1,265       31,625
Schulman (A) Inc                      403        8,816         420        9,188
Sigma-Aldrich Corp                    124        4,046         755       24,632
Terra Industries Inc                  500        6,688         400        5,350
Thiokol Inc                           216       17,199           0          --
Union Carbide Corp                    140        7,184         918       47,105
Wellman Inc                           363        8,258         280        6,370
                                          ------------             ------------
             TOTAL CHEMICALS
                     - VALUE              $    910,280             $  2,749,721
                     -  COST              $    771,142             $  2,238,464
COMPUTER SOFTWARE
PERCENT OF NET ASSETS                            1.07%                    2.07%
3Com Corp+                          1,875 $     93,633       2,629 $    131,286
Adobe Systems Inc                     120        4,732         540       21,275
Altera Corp                           720       38,340       1,020       54,315
America Online Inc+                   600       38,700       1,000       64,500
Anixter International Inc+            500        8,094         500        8,094
Autodesk Inc                           84        3,675         395       17,281
Automatic Data Processing             396       18,043       2,364      107,710
Bay Networks Inc+                     293       10,365       1,591       56,282
BMC Software Inc                      812       50,852       1,080       67,635
Broderbund Software Inc+              200        5,900         200        5,900
Cadence Design Systems Inc+           782       37,194       1,112       52,889

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,530  $     53,837       1,270 $     44,688       2,000 $     70,375
      7,775       510,234       6,550      429,844      11,500      754,688
      1,964       100,409       1,519       77,659       3,521      180,011
      1,800        22,275         300        3,713         700        8,663
        677         8,886           0          --            0          --
      1,517        66,464         942       41,271       1,600       70,100
      1,317        31,937         892       21,631       1,045       25,341
      2,212        46,459       1,046       21,972       1,946       40,872
        106         2,299          74        1,605         116        2,516
     10,486       460,729       8,602      377,950      18,697      821,499
     12,957        78,552      10,367       62,850      18,162      110,107
      2,639        87,747       2,046       68,030       4,204      139,783
      1,220        48,800       1,004       40,160       2,096       83,840
        308        11,454         223        8,293           0          --
      1,078        47,971         858       38,181       1,260       56,070
      2,882       154,007       2,279      121,784       5,058      270,287
      1,133        33,707         796       23,681       1,450       43,137
     16,520       625,695      13,950      528,356      24,541      929,490
      1,097       105,106         889       85,177       1,878      179,936
      1,198        24,334       1,286       26,122       1,868       37,944
      2,701        67,525       2,102       52,550       4,897      122,425
        686        15,006         616       13,475       1,185       25,922
      1,847        60,258       1,447       47,208       3,115      101,627
        700         9,363         500        6,688       1,100       14,713
        295        23,489         210       16,721           0          --
      2,279       116,941       1,791       91,901       3,763      193,089
        495        11,261         365        8,304         845       19,224
             ------------             ------------             ------------
             $  5,916,558             $  4,715,620             $  9,418,901
             $  4,773,950             $  3,744,969             $  7,902,476
                    2.78%                    3.35%                    4.17%
      6,041  $    301,672       4,831 $    241,248      10,498 $    524,244
      1,266        49,829       1,015       39,964       2,292       90,248
      2,036       108,417       1,296       69,012       2,280      121,410
      1,200        77,400       1,300       83,850       2,300      148,350
        500         8,094         700       11,331       1,200       19,425
        922        40,337         624       27,300       1,544       67,550
      5,284       240,752       4,245      193,413       9,399      428,242
      3,561       125,970       2,814       99,545       6,387      225,940
      2,132       133,517       1,552       97,194       2,380      149,047
        200         5,900         200        5,900         500       14,750
      1,675        79,667       1,345       63,972       2,465      117,242

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Cambridge Technology
 Partners+                              0 $        --          400 $     12,900
Choicepoint Inc+                      141        5,006         140        4,970
Citrix Systems Inc+                     0          --          300       15,150
Compuserve Corp+                        0          --          200        2,525
Computer Associates
 International Inc                    428       28,623       2,892      193,402
Computer Sciences Corp+               138       10,264         633       47,079
Compuware Corp                        600       37,050         800       49,400
CSK Corp ADR (Japan)                1,650       56,925       6,100      210,450
DST Systems Inc+                      200        7,238         300       10,856
Electronic Arts Inc                   500       15,906         500       15,906
Electronic Data Systems Corp        2,688      101,640       3,830      144,822
First Data Corp                       544       22,338       3,612      148,318
Fiserv Inc+                           417       18,765         530       23,850
Gartner Group Inc Class A             400       10,575         600       15,863
HBO & Co                              700       50,138       1,000       71,625
Information Resources Inc+              0          --            0          --
Informix Corp+                      1,390       12,597       1,720       15,588
Intuit Inc+                           400       10,450         400       10,450
Keane Inc                               0          --          400       23,500
McAfee Associates Inc                 350       19,819         450       25,481
Mentor Graphics Corp+                 600        6,975         700        8,138
Microsoft Corp                      1,768      233,708       9,505    1,256,441
MobileMedia Corp+                     300          150         200          100
NEC Corp ADR (Japan)                  950       53,913       3,400      192,950
Netscape Communications
 Corp+                                200        7,963         500       19,906
Novell Inc+                           220        2,063       2,699       25,303
Objective Systems Integrator
 Corp+                                  0          --          100          825
Oracle Systems Corp                 1,265       48,209       7,704      293,715
Parametric Technology Corp+           120        5,573         999       46,391
Peoplesoft Inc                        600       33,750         800       45,000
Reynolds & Reynolds Co Class
 A                                    746       15,013         920       18,515
Shiva Corp+                           300        4,425         300        4,425
SPS Transaction Services Inc            0          --          100        2,131
Sterling Commerce Inc+                677       22,383         837       27,673
Sterling Software Inc                 300       10,294         400       13,725
Storage Technology Corp+              459       23,380         635       32,345
Stratus Computer Inc+                 261       14,486         210       11,655
Structural Dynamics
 Research+                            303        8,048           0          --
Sun Microsystems Inc                  506       24,288       2,995      143,760
Sungard Data Systems Inc+             400       20,850         500       26,063
Symantec Corp+                        378        9,096         500       12,031

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
          0  $        --          500 $     16,125         800 $     25,800
        364        12,929         267        9,486         484       17,182
          0           --          400       20,200         600       30,300
        400         5,050           0          --          400        5,050
      6,559       438,633       5,309      355,039      11,482      767,859
      1,399       104,051       1,143       85,011       2,498      185,789
      1,200        74,100       1,200       74,100       1,900      117,325
     12,100       417,450       9,225      318,262      19,400      669,300
        400        14,475         300       10,856         500       18,094
      1,000        31,812         600       19,088       1,200       38,175
      7,491       283,253       5,076      191,936       8,800      332,750
      8,102       332,688       6,491      266,537      14,170      581,856
        699        31,455         629       28,305       1,295       58,275
      1,000        26,438         800       21,150       1,200       31,725
      1,800       128,925       1,400      100,275       2,400      171,900
        403         7,254           0          --            0          --
      3,118        28,257       2,138       19,376       3,480       31,538
        800        20,900         500       13,063       1,000       26,125
          0           --            0          --          900       52,875
        900        50,963         675       38,222         950       53,794
        852         9,905       1,000       11,625       1,600       18,600
     21,215     2,804,357      17,006    2,247,981      37,822    4,999,596
        400           200         300          150         700          350
      6,825       387,319       5,250      297,938      11,000      624,250
      1,500        59,719         800       31,850       1,745       69,470
      6,594        61,819       5,067       47,503      10,448       97,950
          0           --            0          --          200        1,650
     17,433       664,634      14,016      534,360      30,917    1,178,692
      2,321       107,781       1,821       84,563       4,108      190,765
      1,400        78,750       1,200       67,500       1,900      106,875
      2,112        42,504       1,352       27,209       2,200       44,275
        600         8,850         400        5,900         600        8,850
          0           --            0          --          200        4,263
      1,254        41,460         996       32,930       1,974       65,265
        600        20,588         500       17,156         800       27,450
      1,284        65,404         967       49,257       1,525       77,680
        366        20,313         271       15,041         750       41,625
        434        11,528         319        8,473           0          --
      6,657       319,536       5,377      258,096      11,862      569,376
        900        46,913         700       36,488       1,000       52,125
        636        15,304         761       18,312       1,500       36,094

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                       LifePath 2000            LifePath 2010
                            ------------------------ ------------------------
                                 Shares        Value      Shares        Value

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Synopsys Inc+                       400 $     13,850         500 $     17,313
Total System Services Inc           300        7,031         300        7,031
                                        ------------             ------------
   TOTAL COMPUTER SOFTWARE
                   - VALUE              $  1,282,310             $  3,834,738
                   -  COST              $    982,123             $  2,617,451
COMPUTER SYSTEMS
PERCENT OF NET ASSETS                          0.45%                    1.58%
Adaptec Inc                         900 $     43,200       1,300 $     62,400
Amdahl Corp                          77          948         982       12,091
Apple Computer Inc+                 130        2,828         936       20,358
Cabletron Systems Inc               250        7,563       1,268       38,357
Ceridian Corp+                      127        4,389         599       20,703
Cisco Systems Inc+                  848       63,918       5,211      392,779
Cognizant Corp                      173        7,266       1,362       57,204
Compaq Computer Corp                980       64,190       5,418      354,847
Data General Corp+                   62        2,228         323       11,608
Dell Computer Corp                  340       27,901       2,648      217,302
Digital Equipment Corp              117        5,031       1,082       46,526
EMC Corp+                           308       15,804       1,946       99,854
Exabyte Corp+                         0          --            0          --
Gateway 2000 Inc                    400       15,650         400       15,650
Harris Corp                           0          --          279       24,308
Hewlett-Packard Co                  830       50,889       7,463      457,575
Intergraph Corp+                     54          537         367        3,647
International Business
 Machine Corp                       738       74,446       7,287      735,075
Iomega Corp+                        900       23,063       1,300       33,313
Komag Inc+                          400        7,025         600       10,538
NCR Corp+                           171        6,060       1,159       41,072
Quantum Corp                      1,000       35,063       1,400       49,088
Rational Software Corp                0          --          400        6,600
Seagate Technology Inc              186        7,103       1,776       67,821
Sequent Computer Systems+           340        9,584           0          --
Shared Medical System Corp           40        1,960         245       12,005
Silicon Graphics Inc+               177        4,856       1,274       34,955
Sybase Inc+                         700       13,038         700       13,038
Tandem Computers Inc+               125        4,250         830       28,220
Unisys Corp+                         73          826       1,418       16,041
Wallace Computer Services
 Inc                                 90        2,790         100        3,100
Western Digital Corp                700       33,688       1,000       48,125
Xylan Corp+                         100        2,063         100        2,063
                                        ------------             ------------
    TOTAL COMPUTER SYSTEMS
                   - VALUE              $    538,157             $  2,936,263
                   -  COST              $    357,746             $  1,763,742

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        900  $     31,163         600 $     20,775       1,200 $     41,550
      2,200        51,563         400        9,375         600       14,063
             ------------             ------------             ------------
             $  8,029,798             $  6,342,242             $ 13,392,974
             $  5,227,827             $  4,005,835             $  9,296,736
                    2.37%                    2.87%                    3.52%
      2,400  $    115,200       1,600 $     76,800       2,800 $    134,400
      2,176        26,792       1,775       21,855       3,666       45,138
      2,319        50,438       1,837       39,955       3,848       83,694
      2,737        82,794       2,285       69,121       4,985      150,796
      1,436        49,632       1,113       38,468       2,611       90,243
     11,798       889,274       9,420      710,032      20,910    1,576,091
      3,005       126,210       2,348       98,616       5,409      227,178
     12,125       794,188       9,735      637,643      21,668    1,419,221
        752        27,025         637       22,892       1,350       48,516
      5,970       489,913       4,774      391,766      10,588      868,878
      2,775       119,325       2,277       97,911       4,566      196,338
      4,496       230,701       3,620      185,751       7,945      407,678
        340         3,995           0          --            0          --
        700        27,388         600       23,475         900       35,213
        695        60,552         588       51,230       1,152      100,368
     18,775     1,151,142      14,856      910,859      30,106    1,845,874
        861         8,556         586        5,823         992        9,858
     18,322     1,848,231      14,544    1,467,126      29,479    2,973,694
      2,200        56,375       1,900       48,688       2,800       71,750
      1,100        19,319         800       14,050       1,100       19,319
      1,781        63,114       1,664       58,968       2,625       93,034
      1,580        55,399       1,570       55,048       3,100      108,694
          0           --            0          --        1,000       16,500
      4,467       170,584       3,563      136,062       7,393      282,320
        471        13,276         341        9,612           0          --
        437        21,413         346       16,954         767       37,583
      3,261        89,474       2,552       70,020       5,290      145,144
      1,400        26,075         900       16,763       1,600       29,800
      2,187        74,358       1,707       58,038       3,471      118,014
      3,335        37,727       2,575       29,130       5,124       57,965
      1,100        34,100         210        6,510         300        9,300
      1,800        86,625       1,600       77,000       2,300      110,688
          0           --          100        2,063         200        4,125
             ------------             ------------             ------------
             $  6,849,195             $  5,448,229             $ 11,317,414
             $  4,010,777             $  3,089,554             $  7,331,334

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONTAINER & PACKAGING
PERCENT OF NET ASSETS                           0.07%                    0.19%
Ball Corp                             52 $      1,710         184 $      6,049
Crown Cork & Seal Co                  80        4,070         915       46,551
First Brands Corp                    486       12,120         480       11,970
International Paper Co               209       11,025       2,188      115,417
Jefferson Smurfit Corp+              700       13,606         800       15,550
Sonoco Products                      688       22,403         977       31,814
Temple-Inland Inc                     47        3,032         461       29,735
Tenneco Inc                          171        8,304       1,267       61,529
Tupperware Corp                       61        2,047         475       15,942
U.S. Office Products Co+               0          --          600       19,650
                                         ------------             ------------
TOTAL CONTAINER & PACKAGING
                    - VALUE              $     78,317             $    354,207
                    -  COST              $     60,822             $    296,781
ELECTRICAL EQUIPMENT
PERCENT OF NET ASSETS                           0.44%                    1.31%
Aeroquip-Vickers Inc                  50 $      2,794         232 $     12,963
Arrow Electronics Inc+               393       24,145         496       30,473
Avnet Inc                            330       22,832         450       31,134
FORE Systems Inc+                    400        8,175         500       10,219
General Electric Co                4,644      290,250      25,997    1,624,812
Grainger (W W) Inc                    39        3,464         426       37,834
Handleman Co+                         59          350         132          784
Hitachi Ltd ADR (Japan)              400       37,300       1,500      139,875
Hubbell Inc Class B                  532       24,406         566       25,965
Masco Corp                           149        6,621       1,214       53,947
Maxim Integrated Products
 Inc+                                500       34,563         700       48,388
Motorola Inc                         501       36,761       4,349      319,108
National Service Industries
 Inc                                  37        1,637         323       14,293
Raychem Corp                          25        2,327         386       35,922
Symbol Technologies Inc              390       14,430         315       11,655
Thomas & Betts Corp                   66        3,696         430       24,080
TriMas Corp                          200        5,725         200        5,725
                                         ------------             ------------
 TOTAL ELECTRICAL EQUIPMENT
                    - VALUE              $    519,476             $  2,427,177
                    -  COST              $    404,320             $  1,674,803
ELECTRONICS
PERCENT OF NET ASSETS                           1.15%                    2.40%
Advanced Micro Devices+               94 $      3,519       1,025 $     38,373
American Power Conversion+           600       15,750         980       25,725
AMP Inc                              180        9,000       1,628       81,400
Analog Devices Inc                 1,301       43,107       1,827       60,508

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    0.28%                    0.34%                    0.40%
        612  $     20,120         417 $     13,709         658 $     21,632
      2,401       122,151       1,863       94,780       3,741      190,323
        694        17,307         704       17,556       1,060       26,434
      5,584       294,556       4,417      232,997       8,901      469,528
      1,400        27,213         900       17,494       1,500       29,156
      2,100        68,381       1,622       52,816       2,355       76,685
        983        63,403         818       52,761       1,647      106,232
      3,182       154,526       2,525      122,620       5,182      251,651
      1,074        36,046         865       29,032       2,008       67,394
          0           --            0          --        1,200       39,300
             ------------             ------------             ------------
             $    803,703             $    633,765             $  1,278,335
             $    664,719             $    524,573             $  1,140,934
                    1.88%                    2.29%                    2.89%
        523  $     29,223         413 $     23,076         953 $     53,249
        999        61,376         710       43,621       1,075       66,045
      1,014        70,156         659       45,595       1,015       70,225
        600        12,263         700       14,306       1,200       24,525
     58,212     3,638,249      46,648    2,915,500     103,524    6,470,250
        905        80,375         749       66,521       1,566      139,080
        467         2,773         307        1,823         521        3,093
      3,025       282,081       2,325      216,806       4,900      456,925
      1,008        46,242         934       42,847       1,402       64,317
      2,998       133,224       2,399      106,606       4,869      216,366
      1,400        96,775       1,000       69,125       1,700      117,513
     10,959       804,117       8,681      636,968      17,588    1,290,520
        826        36,551         642       28,409       1,150       50,888
        768        71,472         602       56,024       1,414      131,590
        585        21,645         555       20,535         825       30,525
        956        53,536         834       46,704       1,671       93,576
          0           --          200        5,725         500       14,313
             ------------             ------------             ------------
             $  5,440,058             $  4,340,191             $  9,293,000
             $  3,763,447             $  2,934,369             $  6,840,816
                    3.29%                    3.95%                    4.82%
      2,635  $     98,648       2,021 $     75,661       4,269 $    159,821
      1,494        39,218       1,309       34,361       2,060       54,075
      4,049       202,450       3,213      160,650       6,626      331,300
      3,439       113,906       2,361       78,219       4,129      136,784

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Applied Materials Inc+                250 $     23,594       1,446 $    136,466
Atmel Corp+                           662       23,418         960       33,960
Beckman Instruments Inc               294       13,836         350       16,472
C-Cube Microsystems Inc+              100        3,000         300        9,000
Canon Inc ADR (Japan)                 500       69,563       1,850      257,381
Cirrus Logic Inc+                     634       10,897         780       13,406
Commscope Inc+                         50          862         346        5,969
Cypress Semiconductor Corp+           800       14,200       1,040       18,460
EG&G Inc                               23          489         334        7,098
Electronics for Imaging Inc           400       21,400         600       32,100
Emerson Electric Co                   336       18,375       3,290      179,922
Fuji Photo Film Co Ltd ADR
 (Japan)                            1,200       45,900       4,900      187,425
General Semiconductor Inc              38          530         261        3,680
General Signal Corp                    33        1,431         420       18,218
Honeywell Inc                         179       12,373         985       68,088
Imation Corp+                         576       15,588         516       13,964
Input/Output Inc+                     500       10,500         500       10,500
Integrated Device Technology
 Inc+                                 700        9,538         800       10,900
Intel Corp                          2,332      214,836      13,010    1,198,545
International Rectifier
 Corp+                                500       11,406         500       11,406
International Specialty
 Produc+                                0          --          200        2,863
Johnson Controls Inc                   92        4,387         664       31,665
KLA Instruments Corp+                 400       28,350         800       56,700
Kyocera Corp ADR (Japan)              250       32,375         800      103,600
Lam Research Corp+                    300       16,950         400       22,600
Lexmark International Group
 Class A                                0          --          200        7,000
Linear Technology Corp                586       38,420         820       53,761
Litton Industries Inc+                301       15,012         390       19,451
LSI Logic Corp+                       122        3,927       1,103       35,503
Macromedia Inc+                       400        3,825         400        3,825
Matsushita Electric
 Industries Co                        250       45,750         750      137,250
MEMC Electronic Materials
 Inc+                                 300        8,700         300        8,700
Microchip Technology Inc              600       24,263         600       24,263
Micron Electronics Inc+                 0          --          200        3,263
Micron Technology Inc+                126        5,615       1,523       67,869
Molex Inc                             453       17,724         397       15,533
Molex Inc Class A                     550       20,075         643       23,470
National Semiconductor+                60        2,055       1,046       35,825
Nextlevel Systems Inc+                150        3,009         142        2,849
Novellus System Inc+                  200       22,925         200       22,925
Perkin-Elmer Corp                      27        1,998         387       28,638
Philips Electronics NV
 (Netherlands)                      1,700      121,763       3,500      250,688
Pioneer Electronics Corp            1,750       36,859       6,750      142,172
Pitney Bowes Inc                      152       11,609       1,161       88,671

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      3,173  $    299,452       2,629 $    248,112       5,681 $    536,144
      1,866        66,010       1,288       45,563       2,126       75,207
        450        21,178         505       23,767         780       36,709
        300         9,000         400       12,000         700       21,000
      3,775       525,197       2,900      403,463       6,050      841,706
      1,496        25,713       1,066       18,322       1,510       25,953
        791        13,645         612       10,557       1,550       26,745
      1,364        24,211       1,424       25,276       2,070       36,743
        827        17,574         690       14,663         996       21,165
      1,000        53,500         800       42,800       1,300       69,550
      8,250       451,172       6,548      358,094      13,144      718,812
      9,800       374,850       7,550      288,788      15,800      604,350
        595         8,397         460        6,490       1,164       16,442
        910        39,471         763       33,095       1,521       65,973
      2,261       156,292       1,861      128,642       4,076      281,754
        702        18,998         731       19,783       1,117       30,229
      1,000        21,000         700       14,700       1,100       23,100
      1,700        23,163         800       10,900       2,100       28,612
     29,064     2,677,520      23,356    2,151,672      51,712    4,763,968
      1,000        22,813         700       15,969       1,100       25,094
      1,300        18,606         300        4,294         500        7,156
      1,497        71,388       1,175       56,033       2,522      120,268
      1,000        70,875         900       63,788       2,000      141,750
      1,650       213,675       1,275      165,112       2,700      349,650
        500        28,250         500       28,250         800       45,200
      1,000        35,000         300       10,500         700       24,500
      1,700       111,456       1,110       72,774       1,850      121,291
        808        40,299         503       25,087         879       43,840
      2,600        83,688       1,939       62,412       4,541      146,163
        700         6,694         500        4,781         900        8,606
      1,450       265,350       1,100      201,300       2,400      439,200
        400        11,600         400       11,600         500       14,500
        600        24,263         750       30,328       1,300       52,569
      1,600        26,100         300        4,894         500        8,156
      3,901       173,838       3,085      137,475       6,154      274,238
        672        26,292         575       22,497       1,027       40,181
      1,156        42,194       1,031       37,632       1,581       57,706
      2,632        90,146       2,036       69,733       4,215      144,364
      2,378        47,709       1,838       36,875       4,656       93,411
        400        45,850         200       22,925         400       45,850
        745        55,130         612       45,288       1,420      105,080
      7,075       506,747       6,050      433,331      10,550      755,644
     13,175       277,498      10,175      214,311      21,250      447,578
      2,648       202,241       2,078      158,707       4,716      360,185

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Pixar Inc+                              0 $        --          100 $      2,006
Policy Management Systems
 Corp+                                248       14,896         170       10,211
Premier Farnell PLC ADR (UK)          626       10,564       1,084       18,293
Read-Rite Corp+                       400       11,475         500       14,344
SCI Systems Inc                       400       15,725         600       23,588
Sensormatic Electronics               535        6,988         870       11,364
Solectron Corp                        800       33,500       1,000       41,875
SONY Corp ADR (Japan)                 600       52,875       2,250      198,281
Tektronix Inc                           0          --          236       13,113
Teradyne Inc+                         576       32,076         920       51,233
Texas Instruments Inc                 322       36,587       1,467      166,688
Thermo Instrument Systems
 Inc+                                 200        7,988         225        8,986
Vishay Intertechnology Inc            441       11,769         546       14,571
VLSI Technology Inc+                  500       16,500         400       13,200
Xerox Corp                            471       35,561       2,603      196,527
Xilinx Inc+                           647       30,733         800       38,000
Zenith Electronics Corp+               44          457          89          923
                                          ------------             ------------
           TOTAL ELECTRONICS
                     - VALUE              $  1,376,397             $  4,451,253
                     -  COST              $    968,757             $  2,789,219
ENERGY & RELATED
PERCENT OF NET ASSETS                            1.92%                    4.10%
AES Corp                            1,568 $     58,016       1,280 $     47,360
AGL Resources Inc                     538       10,188         440        8,333
Amerada Hess Corp                      38        2,209         711       41,327
Amoco Corp                            394       37,258       3,692      349,125
Anadarko Petroleum Corp               439       32,239         500       36,719
Apache Corp                            62        2,461         720       28,575
Ashland Inc                           106        5,313         575       28,822
Atlantic Richfield Corp               210       15,750       2,340      175,500
British Petroleum Co PLC ADR
 (UK)                               2,129      180,146       4,657      394,105
Brooklyn Union Gas Co                 510       15,396         400       12,075
Burlington Resources Inc               77        3,898         883       44,702
Chesapeake Energy Corp                  0          --          400        3,425
Chevron Corp                          492       38,099       4,778      369,996
Coastal Corp                          108        6,237         759       43,832
Columbia Gas System Inc                39        2,574         427       28,182
Consolidated Natural Gas Co            38        2,244         711       41,993
Cooper Cameron Corp                     0          --          500       32,438
Diamond Offshore Drilling
 Inc                                  400       21,850         400       21,850
Dresser Industries Inc                107        4,467       1,325       55,319
Eastern Enterprises                    37        1,320         191        6,816
El Paso Natural Gas Co                427       24,019         456       25,650

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
          0  $        --            0 $        --          200 $      4,013
        303        18,199         258       15,496         440       26,428
      2,106        35,539       1,726       29,126       3,137       52,937
        600        17,213         500       14,344       1,100       31,556
      1,000        39,313         800       31,450       1,200       47,175
      1,723        22,507       1,048       13,690       1,885       24,623
      2,000        83,750       1,600       67,000       2,400      100,500
      4,400       387,750       3,450      304,031       7,100      625,688
        582        32,337         415       23,058       1,032       57,341
      1,790        99,681       1,300       72,394       2,050      114,159
      3,348       380,417       2,736      310,878       6,035      685,727
      1,600        63,900         250        9,984         337       13,459
        882        23,538         871       23,245       1,249       33,333
        600        19,800         400       13,200       1,200       39,600
      5,783       436,617       4,694      354,397      10,228      772,214
      1,459        69,303       1,174       55,765       1,820       86,450
        279         2,895         230        2,386         367        3,808
             ------------             ------------             ------------
             $  9,511,026             $  7,481,918             $ 15,497,333
             $  5,952,972             $  4,595,694             $ 10,607,996
                    5.88%                    7.18%                    8.14%
      2,296  $     84,952       1,596 $     59,052       1,500 $     55,500
        798        15,112         558       10,567         520        9,848
      1,731       100,614       1,381       80,271       2,838      164,959
      9,102       860,708       7,190      679,904      14,697    1,389,785
      1,101        80,855         946       69,472       1,715      125,945
      1,649        65,445       1,284       50,959       2,835      112,514
      1,330        66,666       1,041       52,180       2,190      109,774
      5,970       447,750       4,722      354,150       9,428      707,100
      9,100       770,121       7,528      637,084      13,221    1,118,829
        719        21,705         514       15,516         490       14,792
      2,333       118,108       1,836       92,948       3,784      191,565
      1,000         8,563         500        4,281       1,000        8,563
     12,074       934,980       9,592      742,781      19,386    1,501,203
      1,970       113,768       1,535       88,646       3,233      186,706
      1,011        66,726         851       56,166       1,638      108,108
      1,729       102,119       1,373       81,093       2,866      169,273
        800        51,900         800       51,900       1,100       71,363
      2,200       120,175         800       43,700       1,000       54,625
      3,262       136,189       2,602      108,634       5,307      221,567
        406        14,489         267        9,529         455       16,238
        842        47,363         627       35,269         778       43,763

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELF Aquitaine ADR (France)          8,350 $    465,512      17,700 $    986,774
Enron Corp                            215        8,308       2,294       88,462
Enron Oil & Gas Co                    700       16,888         800       19,300
Ensco International Inc               500       31,750         600       38,100
Enserch Exploration Inc+              138        1,242       1,213       10,919
Exxon Corp                          1,952      119,438      18,261    1,117,344
Falcon Drilling Company Inc             0          --          300        9,450
Fina Inc Class A                        0          --          100        6,600
Global Marine Inc+                  1,200       34,125       1,500       42,656
Halliburton Co                        250       11,938       2,014       96,169
Helmerich & Payne Inc                  43        3,037         150       10,594
Indiana Energy Inc                      0          --            0          --
Kerr-McGee Corp                        41        2,547         327       20,315
Louisiana Land & Exploration
 Corp                                   0          --          242       18,528
MAPCO Inc                             374       11,220         520       15,600
MCN Corp                              616       18,904         500       15,344
Mobil Corp                            596       43,359       5,788      421,077
Monterey Resources Inc                 37          755         356        7,343
Murphy Oil Corp                       293       15,730         480       25,770
Nabors Industries Inc+                900       30,994         900       30,994
National Fuel Gas Co                  400       17,775         320       14,220
Natural Gas Clearinghouse
 Inc                                    0          --          100        1,638
NICOR Inc                              42        1,525         329       11,947
Noble Affiliates Inc                  338       15,675         630       29,216
Noble Drilling Corp+                    0          --        1,400       39,813
Occidental Petroleum Corp             286        6,703       2,420       56,719
ONEOK Inc                              47        1,522         228        7,382
Oryx Energy Co+                       195        5,155         797       21,071
Pacific Enterprises Co                 48        1,581         668       22,002
Parker Drilling Co+                     0          --            0          --
Pennzoil Co                            30        2,316         417       32,187
Peoples Energy Corp                    61        2,299         245        9,233
PG&E Corp                             265       15,990         260       15,657
Phillips Petroleum Co                 208        9,893       1,969       93,651
Pioneer Natural Resources
 Co+                                  376       15,017         297       11,861
Pogo Producing Co                     300       13,013         300       13,013
Quaker State Corp                       0          --            0          --
Questar Corp                          427       17,080         440       17,600
Ranger Oil Ltd                          0          --            0          --
Reading & Bates Corp+                 700       25,419         800       29,050
Repsol Sa                           1,650       64,969       3,400      133,875
Rowan Co Inc+                         122        3,645         668       19,956
Royal Dutch Petroleum Corp          6,756      342,867      14,468      734,250
Santa Fe Energy Resources
 Inc                                   83          918         809        8,950
Schlumberger Ltd                      554       42,208       3,870      294,846

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
     35,450  $  1,976,336      30,000 $  1,672,500      52,750 $  2,940,813
      5,578       215,102       4,477      172,644       9,166      353,464
      2,200        53,075         900       21,713       1,600       38,600
      1,100        69,850         900       57,150       1,400       88,900
      1,934        17,409       1,444       12,996       2,767       24,905
     45,779     2,801,102      36,255    2,218,353      73,653    4,506,643
          0           --            0          --          700       22,050
        400        26,400         100        6,600         100        6,600
      3,615       102,802       2,100       59,719       3,600      102,375
      4,522       215,925       3,634      173,523       8,162      389,736
        436        30,793         402       28,391         773       54,593
        352         8,954           0          --            0          --
        913        56,720         749       46,532       1,402       87,099
        662        50,684         451       34,530       1,067       81,692
        936        28,080         776       23,280       1,200       36,000
        930        28,539         670       20,561         600       18,413
     14,536     1,057,494      11,510      837,353      23,362    1,699,586
        827        17,057         546       11,261       1,246       25,699
      1,077        57,821         697       37,420       1,070       57,446
      1,285        44,252       1,429       49,211       2,300       79,206
        582        25,863         412       18,308         385       17,108
      1,600        26,200           0          --        3,200       52,400
        960        34,860         766       27,815       1,235       44,846
        873        40,485         858       39,790       1,320       61,215
      2,100        59,719       1,800       51,188       3,100       88,156
      6,094       142,828       4,842      113,484       9,979      233,883
        574        18,583         386       12,497         575       18,616
      1,783        47,138       1,338       35,373       3,502       92,584
      1,511        49,769       1,176       38,734       2,543       83,760
        844        11,130         619        8,163           0          --
        884        68,234         653       50,403       1,012       78,114
        639        24,082         557       20,992         788       29,698
        423        25,451         378       22,786         753       45,305
      4,883       232,248       3,887      184,875       7,900      375,744
        534        21,327         386       15,416         462       18,451
        600        26,025         400       17,350         700       30,363
        419         6,495         299        4,635           0          --
        710        28,400         640       25,600         930       37,200
      1,508        14,609       1,103       10,685           0          --
      1,200        43,575       1,100       39,944       1,700       61,731
      6,825       268,734       5,850      230,344      10,050      395,719
      1,577        47,113       1,210       36,149       2,646       79,049
     28,152     1,428,713      23,200    1,177,400      42,712    2,167,634
      1,875        20,742       1,239       13,706       2,826       31,263
      8,796       670,145       6,992      532,703      15,588    1,187,611

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                       LifePath 2000            LifePath 2010
                            ------------------------ ------------------------
                                 Shares        Value      Shares        Value

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Seagull Energy Corp+                391 $      9,555         610 $     14,907
Services (B J) Co                     0          --          400       28,900
Sonat Offshore Drilling Co           28        1,395         600       29,887
Sun Co Inc                           12          467         527       20,487
Texaco Inc                          204       23,511       1,970      227,042
Tosco Corp                          971       32,104       1,540       50,916
Total Compagnie Francaise
 des Petroles SA ADR
 (France)                         3,425      162,266       7,450      352,958
Transocean Offshore Inc             200       19,013         500       47,531
Ultramar Diamond Shamrock
 Corp                               610       19,904         755       24,632
Union Pacific Resources
 Group                              321        8,025       1,951       48,775
Union Texas Petroleum
 Holdings Corp                      600       13,988         700       16,319
United Meridian Corp                  0          --          400       15,675
Unocal Corp                         373       14,570       1,986       77,578
USX-Marathon Group                  202        6,578       2,098       68,316
Utilicorp United Inc                491       14,607         380       11,305
Valero Energy Corp                  480       15,990         470       15,657
Vastar Resources Inc                200        8,538         200        8,538
Washington Gas & Light              464       11,803         360        9,158
Weatherford Enterra Inc+            400       18,425         600       27,638
Western Atlas Inc                    32        2,536         423       33,523
Williams Co Inc                      87        4,051       1,182       55,037
Witco Corp                          516       24,252         680       31,960
                                        ------------             ------------
    TOTAL ENERGY & RELATED
                   - VALUE              $  2,296,579             $  7,612,359
                   -  COST              $  1,525,588             $  5,298,744
ENGINEERING & CONSTRUCTION
PERCENT OF NET ASSETS                          0.04%                    0.07%
Armstrong World Industries
 Inc                                  0 $        --          276 $     18,889
Centex Corp                          55        2,991         237       12,887
Clayton Homes Inc                 1,026       17,254         984       16,539
Fleetwood Enterprises Inc            30          934         313        9,742
Fluor Corp                           19        1,066         613       34,405
Foster Wheeler Corp                 100        4,569         323       14,757
Granite Construction Inc              0          --            0          --
Kaufman & Broad Home Corp            57        1,140         292        5,840
Pulte Corp                           48        1,758         128        4,688
Rouse Co                            400       11,750         600       17,625
                                        ------------             ------------
       TOTAL ENGINEERING &
              CONSTRUCTION
                   - VALUE              $     41,462             $    135,372
                   -  COST              $     28,924             $    120,687

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        548  $     13,392         403 $      9,848       1,475 $     36,045
        600        43,350         600       43,350         900       65,025
      1,573        78,355       1,212       60,373       2,595      129,263
      1,340        52,092       1,074       41,752       2,176       84,592
      4,877       562,074       3,883      447,516       7,781      896,760
      1,467        48,503       1,877       62,058       3,435      113,570
     14,670       694,998      12,447      589,682      21,813    1,033,404
        400        38,025         700       66,544       1,000       95,063
      1,544        50,363       1,237       40,344       1,925       62,813
      4,479       111,975       3,642       91,050       8,204      205,111
        800        18,650         900       20,981       1,400       32,637
          0           --          500       19,594         800       31,350
      4,535       177,148       3,688      144,063       8,066      315,078
      5,249       170,921       4,159      135,427       8,716      283,815
        675        20,081         494       14,697         472       14,042
        764        25,451         684       22,786       1,360       45,305
      1,600        68,300         200        8,538         500       21,344
        624        15,873         454       11,549         440       11,193
      1,057        48,688         700       32,244       1,200       55,275
      1,025        81,231         792       62,766       1,611      127,672
      2,937       136,754       2,339      108,910       4,748      221,079
      1,352        63,544       1,022       48,034       1,495       70,265
             ------------             ------------             ------------
             $ 16,988,939             $ 13,618,285             $ 26,176,991
             $ 11,763,293             $  9,543,462             $ 20,107,956
                    0.10%                    0.13%                    0.15%
        797  $     54,545         560 $     38,325       1,241 $     84,931
        516        28,058         431       23,436         711       38,661
      1,945        32,700       1,320       22,193       2,208       37,114
        678        21,103         545       16,963         810       25,211
      1,555        87,274       1,226       68,809       2,600      145,925
        691        31,570         554       25,311       1,292       59,028
        270         5,670           0          --            0          --
        695        13,900         519       10,380         828       16,560
        372        13,625         306       11,207         501       18,349
        500        14,688         900       26,438       1,600       47,000
             ------------             ------------             ------------
             $    303,133             $    243,062             $    472,779
             $    260,589             $    208,427             $    441,810

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERTAINMENT & LEISURE
PERCENT OF NET ASSETS                           0.19%                    0.53%
Ascent Entertainment Group+          248 $      2,728         292 $      3,212
Bally Total Fitness Holding
 Corp+                                26          361          76        1,055
Boyd Gaming Corp+                      0          --          200        1,663
Brunswick Corp                        92        2,806         692       21,106
Callaway Golf Co                     596       20,078         680       22,908
Circus Circus Entertainment
 Inc+                                629       15,057         930       22,262
Coleman Co Inc+                        0          --          200        3,163
Disney (Walt) Co                     494       37,945       4,987      383,064
Galileo International Inc+             0          --          400       10,575
Gaylord Entertainment Co
 Class A                             315        7,343         315        7,343
Grand Casinos Inc+                   400        6,175         400        6,175
Harrah's Entertainment Inc+          104        2,334         754       16,918
Hasbro Inc                            93        2,499         951       25,558
International Game
 Technology Inc                      997       19,940       1,400       28,000
Mattel Inc                           358       11,971       2,292       76,639
MGM Grand Inc+                       200        8,025         200        8,025
Mirage Resorts Inc+                1,290       34,588           0          --
Polaroid Corp                         32        1,690         318       16,794
Stanhome Inc                         220        7,150         170        5,525
Tiffany & Co                         326       14,752         400       18,100
Time Warner Inc                      463       23,845       4,160      214,240
Topp Inc+                            512        1,728           0          --
U.S. West Media Group                494        9,880       4,484       89,680
                                         ------------             ------------
      TOTAL ENTERTAINMENT &
                    LEISURE
                    - VALUE              $    230,895             $    982,005
                    -  COST              $    198,005             $    836,719
ENVIRONMENTAL CONTROL
PERCENT OF NET ASSETS                           0.07%                    0.12%
Browning-Ferris Industries
 Inc                                 138 $      4,821       1,540 $     53,804
Mid American Waste Systems
 Inc+                                  0          --            0          --
Republic Industries Inc+           1,500       36,844       3,100       76,144
Safety-Kleen Corp                     76        1,534         466        9,407
U.S.A. Waste Services Inc+           800       33,600       1,730       72,660
Wheelabrator Technologies
 Inc                                 700       10,981       1,000       15,688
                                         ------------             ------------
TOTAL ENVIRONMENTAL CONTROL
                    - VALUE              $     87,780             $    227,703
                    -  COST              $     75,147             $    204,134

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    0.84%                    1.02%                    1.19%
        399  $      4,389         397 $      4,367         678 $      7,458
        185         2,567         116        1,610         223        3,094
          0           --          300        2,494         700        5,819
      1,863        56,822       1,490       45,445       2,988       91,134
      1,158        39,010         956       32,205       1,516       51,070
      2,122        50,795       1,562       37,390       2,195       52,543
          0           --            0          --          200        3,163
     12,488       959,234       9,885      759,292      20,027    1,538,324
          0           --            0          --
        420         9,791         515       12,006         750       17,484
        700        10,806         500        7,719         900       13,894
      1,930        43,304       1,530       34,329       3,063       68,726
      2,396        64,379       1,922       51,640       3,867      103,926
      3,072        61,440       2,217       44,340       3,145       62,900
      5,220       174,544       4,257      142,343       9,418      314,914
        700        28,088         400       16,050         400       16,050
      3,200        85,800       2,600       69,713       5,200      139,425
        861        45,472         614       32,427       1,333       70,399
        299         9,718         214        6,955         210        6,825
        480        21,720         560       25,340         800       36,200
     10,255       528,133       8,186      421,579      16,488      849,132
        722         2,437         527        1,779           0          --
     11,074       221,480       8,863      177,260      18,256      365,120
             ------------             ------------             ------------
             $  2,419,929             $  1,926,283             $  3,817,600
             $  2,074,646             $  1,609,896             $  3,304,921
                    0.12%                    0.15%                    0.19%
      3,889  $    135,872       3,110 $    108,656       6,366 $    222,412
        372           163           0          --            0          --
      1,600        39,300       2,600       63,863       7,100      174,394
      1,077        21,742         774       15,625       1,243       25,093
      2,400       100,800       1,900       79,800       3,968      166,635
      2,800        43,925       1,400       21,963       1,800       28,237
             ------------             ------------             ------------
             $    341,802             $    289,907             $    616,771
             $    282,156             $    261,019             $    583,726

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD & RELATED
PERCENT OF NET ASSETS                            1.67%                    2.78%
Albertson's Inc                       194 $      6,669       1,877 $     64,522
American Stores Co                    250        5,922       2,072       49,081
Archer-Daniels-Midland Co             477       10,309       4,172       90,212
Bob Evans Farms Inc                   468        8,307         360        6,390
Boston Chicken Inc+                   600        7,388         500        6,156
Brinker International Inc+          1,056       17,688         990       16,583
Brown-Forman Corp Class B              71        3,426         513       24,752
Campbell Soup Co                      380       17,623       3,434      159,252
ConAgra Inc                           284       18,265       1,914      123,094
CPC International Inc                 137       12,210       1,120       99,820
Cracker Barrel Old Country
 Store Inc                            649       19,957         710       21,833
Darden Restaurants Inc                153        1,540       1,264       12,719
Dave & Buster's Inc+                    0          --            0          --
Dean Foods Co                         424       18,815         440       19,525
Dole Food Inc                         446       17,422         510       19,922
Earthgrains Co                         28        1,148         146        5,986
Fleming Co Inc                          0          --          275        5,191
Flowers Industries Inc                909       16,817         720       13,320
Food Lion Inc Class A               2,100       15,553       3,100       22,959
Food Lion Inc Class B               1,400       10,150       2,300       16,675
General Mills Inc                     203       13,017       1,265       81,118
General Nutrition Co Inc+             700       19,425         900       24,975
Giant Food Inc Class A                 54        1,755         469       15,243
Grand Metropolitan PLC ADR
 (UK)                               6,791      247,019      14,414      524,326
Great Atlantic & Pacific Tea
 Co                                    67        1,679         277        6,942
Hannaford Brothers Co                 236        8,024         360       12,240
Harcourt General Inc                   86        4,090         552       26,255
Heinz (H J) Co                        474       19,730       2,982      124,126
Hershey Foods Corp                    208       11,102       1,193       63,676
Hormel Foods Corp                     400       11,900         500       14,875
Host Marriott Services Corp+          240        3,435         240        3,435
IBP Inc                               732       16,790       1,020       23,396
International Dairy Queen
 Class A+                               0          --            0          --
International Multifoods
 Corp                                   0          --            0          --
Interstate Bakeries Corp                0          --          200       11,725
Kellogg Co                            438       19,601       3,284      146,959
Kroger Co                             330        9,941       1,994       60,069
Lancaster Colony Corp                 138        7,150         260       13,471
Lance Inc                               0          --            0          --
Lone Star Steakhouse &
 Saloon+                              300        5,156         400        6,875
Luby's Cafeteria Inc                   45          886         219        4,312
McCormick & Co Inc                    588       13,892         700       16,538

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    3.78%                    4.60%                    5.28%
      4,584  $    157,575       3,663 $    125,916       7,407 $    254,616
      4,970       117,727       3,950       93,566       8,212      194,522
     10,244       221,522       8,135      175,928      16,849      364,367
        752        13,348         472        8,378       1,250       22,188
        700         8,619         700        8,619       1,100       13,544
      1,871        31,339       1,171       19,614       2,130       35,678
      1,285        62,001         995       48,009       2,090      100,842
      8,560       396,970       6,842      317,298      13,724      636,450
      4,298       276,415       3,507      225,544       7,673      493,470
      2,639       235,201       2,079      185,291       4,551      405,608
      1,411        43,388         971       29,858       1,525       46,894
      2,925        29,433       2,256       22,701       4,518       45,462
         69         2,225           0          --            0          --
        707        31,373         637       28,267       1,005       44,597
      1,008        39,375         768       30,000       1,225       47,852
        334        13,694         268       10,988         612       25,092
        662        12,495         562       10,608         848       16,006
      1,318        24,383         936       17,316       1,915       35,428
      5,600        41,475       4,200       31,106       6,400       47,400
      4,300        31,175       3,000       21,750       4,700       34,075
      2,969       190,387       2,282      146,333       5,177      331,975
      2,100        58,275       1,400       38,850       2,100       58,275
      1,126        36,595         903       29,348       1,808       58,760
     28,667     1,042,779      23,679      861,322      41,717    1,517,474
        693        17,368         584       14,637         819       20,526
        745        25,330         465       15,810         840       28,560
      1,348        64,114       1,060       50,416       2,245      106,778
      6,648       276,723       5,337      222,153      11,800      491,175
      2,509       133,918       2,015      107,551       4,479      239,067
        600        17,850         600       17,850       1,100       32,725
        380         5,439         320        4,580         680        9,732
      2,152        49,361       1,542       35,370       2,500       57,344
        369         9,087           0          --            0          --
        274         7,364           0          --            0          --
        600        35,175         300       17,588         500       29,313
      7,386       330,524       6,074      271,812      13,170      589,357
      4,574       137,792       3,588      108,088       8,140      245,218
        470        24,352         340       17,616         528       27,357
        478        10,217           0          --            0          --
        700        12,031         500        8,594         900       15,469
        480         9,450         369        7,265         621       12,226
      1,355        32,012       1,205       28,468       1,755       41,462

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
McDonald's Corp                       940 $     44,474       5,499 $    260,171
Michael Foods Inc                       0          --            0          --
Morrison Fresh Cooking Inc             96          456          50          238
Nabisco Holdings Corp Class
 A                                    200        8,300         200        8,300
NPC International Inc+                  0          --            0          --
Outback Steakhouse Inc+               400        9,650         400        9,650
Pioneer Hi Bred
 International Inc                    132       11,311         649       55,611
Planet Hollywood
 International Inc Class A+             0          --          100        1,963
Quaker Oats Co                        136        6,392       1,116       52,452
Ralston-Purina Group                  151       13,590         851       76,590
Richfood Holdings Inc                   0          --          500       11,250
RJR Nabisco Holdings Corp           1,670       58,137       2,443       85,047
Ruby Tuesday Inc+                     192        5,184         100        2,700
Ryans Family Steak House              119        1,101         516        4,773
Safeway Inc                         1,099       55,980       1,527       77,794
Sara Lee Corp                         613       24,673       3,850      154,963
Savannah Foods & Industries             0          --            0          --
Sbarro Inc                              0          --            0          --
Shoney's Inc+                          97          558         370        2,128
Sizzler International Inc+            254          937           0          --
Smucker (J M) Co Class A              305        8,063           0          --
Southland Corp+                     1,800        5,119       1,400        3,981
Starbucks Corp+                       700       28,700         800       32,800
Super Value Inc                        76        2,983         418       16,407
Sysco Corp                            198        7,029       1,413       50,162
Tootsie Roll Industries               212       10,362         212       10,370
Tyson Food Inc Class A                591       12,559         690       14,663
Unilever NV (Netherlands)           4,905      987,131      10,283    2,069,453
Universal Corp                        381       13,859         400       14,550
Universal Foods Corp                  279       10,829         320       12,420
UST Inc                               284        8,201       1,550       44,756
Weis Markets Inc                      200        6,750         100        3,375
Wendy's International Inc             105        2,527       1,014       24,399
Winn-Dixie Stores Inc                 160        5,390       1,146       38,606
Wrigley (W M) Jr Co                   179       12,978         931       67,498
                                          ------------             ------------
        TOTAL FOOD & RELATED
                     - VALUE              $  1,987,024             $  5,165,618
                     -  COST              $  1,472,053             $  3,839,931
FURNITURE & APPLIANCES
PERCENT OF NET ASSETS                            0.07%                    0.08%
Bassett Furniture Industries           25 $        688          50 $      1,375
HON Industries Inc                    153        8,951         170        9,945
Leggett & Platt Inc                   658       28,294         900       38,700

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
     12,189  $    576,692       9,995 $    472,889      21,791 $  1,030,987
        229         4,952           0          --            0          --
        160           760          99          470         193          917
        800        33,200         200        8,300         400       16,600
        374         4,254         284        3,231           0          --
        500        12,063         600       14,475         900       21,712
      1,462       125,275       1,181      101,197       2,646      226,729
      1,600        31,400         200        3,925         300        5,888
      2,467       115,949       1,897       89,159       4,398      206,706
      1,951       175,590       1,549      139,410       3,375      303,750
          0           --          600       13,500       1,000       22,500
      5,005       174,237       3,251      113,175       5,618      195,577
        321         8,667         199        5,373         387       10,449
      1,012         9,361         679        6,281       1,039        9,611
      2,689       136,956       1,990      101,350       3,526      179,580
      8,554       344,298       7,029      282,917      15,167      610,472
        410         7,175         290        5,075           0          --
        319         8,533         219        5,858           0          --
        751         4,318         596        3,427       1,304        7,498
        434         1,600         319        1,176           0          --
        436        11,527         331        8,751           0          --
      2,600         7,394       1,800        5,119       4,200       11,944
      1,700        69,700       1,300       53,300       2,000       82,000
      1,134        44,510         901       35,364       1,624       63,742
      3,110       110,405       2,574       91,377       5,570      197,735
        318        15,555         212       10,370         537       26,228
      3,711        78,859         873       18,551       1,545       32,831
     20,021     4,029,225      16,615    3,343,769      30,632    6,164,690
        639        23,244         594       21,607         965       35,102
        409        15,874         489       18,979         770       29,886
      3,268        94,363       2,503       72,274       5,945      171,662
        600        20,250         200        6,750         200        6,750
      2,501        60,180       1,969       47,379       3,950       95,047
      2,708        91,226       2,200       74,112       4,838      162,980
      2,148       155,730       1,682      121,945       3,712      269,120
             ------------             ------------             ------------
             $ 10,919,198             $  8,715,243             $ 16,975,577
             $  8,174,038             $  6,518,399             $ 13,520,723
                    0.11%                    0.13%                    0.14%
        200  $      5,500         120 $      3,300         206 $      5,665
        484        28,314         354       20,709         435       25,448
      1,474        63,382       1,384       59,512       2,030       87,290

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Maytag Corp                           112 $      3,073         737 $     20,221
Miller (Herman) Inc                   338       17,492         520       26,910
National Presto Industries
 Inc                                    0          --            0          --
Skyline Corp                           20          579          44        1,273
Sunbeam Oster Co Inc                  500       22,000         500       22,000
Whirlpool Corp                         80        4,580         574       32,862
                                          ------------             ------------
TOTAL FURNITURE & APPLIANCES
                     - VALUE              $     85,657             $    153,286
                     -  COST              $     39,043             $     97,247
HEALTHCARE
PERCENT OF NET ASSETS                            0.12%                    0.19%
Apria Healthcare Group Inc+           500 $      8,750         600 $     10,500
Cardinal Health Inc                   112        7,387         844       55,915
HealthCare Compare Corp+              284       15,833         390       21,743
Healthsouth Corp                      488       12,170       2,697       67,256
Idexx Laboratories Inc+               400        7,525         500        9,406
Lincare Holdings
 Incorporated+                          0          --          200        9,538
Mid Atlantic Medical
 Services+                            400        6,175         500        7,719
Morrison Health Care Inc              128        2,200          66        1,134
Novacare Inc+                           0          --            0          --
Oakley Inc                            600        7,313         600        7,313
Oxford Health Plans Inc+              500       36,563         800       58,500
PacifiCare Health Systems
 Inc Class A+                         112        7,445          70        4,653
PacifiCare Health Systems
 Inc Class B+                         174       11,897         195       13,333
Physician Corp of America+            400        2,725         300        2,044
St Jude Medical Inc+                   48        1,827         656       24,969
Talbert Medical Mgmt
 Holdings+                             20        1,251          25        1,564
United Healthcare Corp                189        9,190       1,360       66,130
                                          ------------             ------------
            TOTAL HEALTHCARE
                     - VALUE              $    138,251             $    361,717
                     -  COST              $    136,476             $    340,049
HOSPITAL & MEDICAL SUPPLIES
PERCENT OF NET ASSETS                            0.37%                    0.92%
Allegiance Corp                        81 $      2,541         628 $     19,703
American Oncology Resources+            0          --          200        2,738
Arrow International Inc                 0          --          100        2,963
Arterial Vascular
 Engineering+                           0          --          100        3,700
Bard (C R) Inc                         41        1,415         430       14,835
Bausch & Lomb Inc                      54        2,217         367       15,070
Baxter International Inc              459       24,413       2,178      115,842
Becton Dickinson & Co                 154        7,382       1,034       49,567
Beverly Enterprises+                   70        1,142         722       11,778
Biomet Inc                            127        2,635         979       20,314

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,801  $     49,415       1,470 $     40,333       2,912 $     79,898
        748        38,709         558       28,877       1,220       63,135
        116         4,611          81        3,220           0          --
        222         6,424          78        2,257         133        3,849
        800        35,200         800       35,200       1,200       52,800
      1,385        79,291       1,044       59,769       2,235      127,954
             ------------             ------------             ------------
             $    310,846             $    253,177             $    446,039
             $    189,610             $    159,933             $    319,764
                    0.28%                    0.33%                    0.38%
        800  $     14,000         800 $     14,000       1,300 $     22,750
      1,931       127,896       1,598      105,868       3,496      231,577
        816        45,492         596       33,227         865       48,224
      6,150       153,366       4,868      121,396      11,100      276,806
        800        15,050         600       11,288       1,000       18,813
          0           --            0          --          400       19,075
        700        10,806         500        7,719       1,300       20,069
        214         3,678         132        2,269         258        4,434
        975        14,686         710       10,694           0          --
      1,200        14,625         800        9,750       1,200       14,625
      1,400       102,375       1,100       80,438       1,700      124,312
        459        30,433         136        8,985         242       16,039
        526        35,978         411       28,102         595       40,696
        600         4,088         500        3,406       1,100        7,494
      1,642        62,499       1,368       52,069       2,794      106,347
         33         2,065          30        1,877          52        3,253
      3,440       167,270       2,713      131,920       5,574      271,036
             ------------             ------------             ------------
             $    804,307             $    623,008             $  1,225,550
             $    692,556             $    520,696             $  1,139,063
                    1.31%                    1.59%                    1.97%
        930  $     29,179         698 $     21,900       1,507 $     47,282
          0           --          200        2,738         400        5,475
          0           --            0          --          200        5,925
          0           --            0          --            0          --
      1,049        36,190         855       29,497       1,408       48,576
        995        40,857         836       34,328       1,669       68,533
      5,035       267,799       4,026      214,133       8,940      475,496
      2,248       107,763       1,742       83,507       3,883      186,141
      1,830        29,852       1,487       24,257       2,897       47,257
      2,134        44,281       1,561       32,391       3,590       74,493

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Boston Scientific Corp+               293 $     20,657       1,586 $    111,813
Columbia/HCA Healthcare Corp          512       16,160       4,882      154,088
Dentsply International Inc            200       11,250         200       11,250
Depuy Inc+                              0          --          200        4,625
Guidant Corp                           50        4,391         623       54,707
Health Care & Retirement
 Corp+                                350       12,753         400       14,575
Health Management Associates
 Inc Class A+                         950       28,084       1,050       31,041
Hillenbrand Industries Inc            300       13,181         500       21,969
Horizon/CMS Healthcare Corp+          600       12,338         400        8,225
Johnson & Johnson                   1,876      106,346      10,532      597,032
Mallinckrodt Group Inc                 84        3,056         553       20,115
Manor Care Inc                         59        1,822         474       14,635
Medpartners Inc+                    1,210       25,864       2,089       44,652
Medtronic Inc                         350       31,631       1,908      172,436
Phycor Inc+                           600       17,663         600       17,663
Quorum Health Group Inc+              300       10,219         300       10,219
Stryker Corp                          748       29,873         820       32,749
Sybron International Corp+            500       19,969         600       23,963
Tenet Healthcare Corp                 211        5,750       2,254       61,421
Thermo Cardiosystems Inc+             150        3,759         250        6,266
United States Surgical                 49        1,614         568       18,709
Vencor Inc+                           500       20,063         600       24,075
                                          ------------             ------------
    TOTAL HOSPITAL & MEDICAL
                    SUPPLIES
                     - VALUE              $    438,188             $  1,712,738
                     -  COST              $    358,108             $  1,364,065
HOUSEHOLD PRODUCTS
PERCENT OF NET ASSETS                            0.22%                    0.82%
Alberto-Culver Co Class B               0 $        --          461 $     13,455
Avon Products Inc                     154        9,866       1,031       66,048
Colgate-Palmolive Co                  366       22,967       2,333      146,396
Estee Lauder Co Class A               200        9,500         200        9,500
Gillette Co                           697       57,737       4,434      367,207
Kimberly-Clark Corp                   762       36,147       4,418      209,579
NCH Corp                                0          --            0          --
Procter & Gamble Co                   973      129,470       5,356      712,682
                                          ------------             ------------
    TOTAL HOUSEHOLD PRODUCTS
                     - VALUE              $    265,687             $  1,524,867
                     -  COST              $    221,438             $  1,056,231
INSURANCE
PERCENT OF NET ASSETS                            0.86%                    2.13%
Aegon NV ADR (Netherlands)             22 $      1,634         324 $     24,057
Aetna Inc                             168       16,034       1,136      108,417

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      3,511  $    247,525       2,828 $    199,374       6,232 $    439,356
     12,278       387,537       9,798      309,249      19,653      620,298
        300        16,875         300       16,875         500       28,125
      1,700        39,313         300        6,938         400        9,250
      1,334       117,142       1,031       90,535       2,423      212,770
        750        27,328         600       21,863       1,050       38,259
      1,650        48,778       1,600       47,300       2,525       74,645
      1,000        43,938         800       35,150       1,300       57,119
        900        18,506         700       14,394       1,000       20,563
     23,673     1,341,962      18,997    1,076,892      42,067    2,384,673
      1,370        49,834       1,053       38,303       2,179       79,261
      1,236        38,162         966       29,825       1,940       59,897
      2,420        51,728       2,452       52,412       4,662       99,650
      4,322       390,601       3,432      310,167       7,549      682,241
      1,050        30,909         750       22,078       1,450       42,684
        400        13,625         300       10,219         600       20,437
      1,668        66,616       1,288       51,440       1,900       75,881
        800        31,950         800       31,950       1,200       47,925
      5,579       152,028       4,438      120,935       9,055      246,749
        300         7,519         300        7,519         450       11,278
      1,392        45,849       1,024       33,728       2,229       73,418
      1,500        60,188         980       39,323       1,374       55,132
             ------------             ------------             ------------
             $  3,783,834             $  3,009,220             $  6,338,789
             $  2,934,223             $  2,286,905             $  5,349,685
                    1.19%                    1.45%                    1.89%
      1,054  $     30,764         842 $     24,576       1,682 $     49,093
      2,410       154,391       1,925      123,320       4,219      270,280
      5,321       333,893       4,333      271,896       9,269      581,630
        800        38,000         300       14,250         500       23,750
      9,862       816,680       7,903      654,500      17,604    1,457,815
      9,954       472,193       7,978      378,456      17,688      839,074
        124         8,432          89        6,052           0          --
     12,000     1,596,749       9,630    1,281,392      21,324    2,837,425
             ------------             ------------             ------------
             $  3,451,102             $  2,754,442             $  6,059,067
             $  2,439,719             $  1,890,323             $  4,569,091
                    3.08%                    3.65%                    4.39%
        741  $     55,019         576 $     42,768         891 $     66,157
      2,818       268,943       2,209      210,821       4,525      431,855

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AFLAC Corp                          1,096 $     60,349       1,670 $     91,954
Alleghany Corp                          2          490         102       24,480
Allmerica Financial Corp              324       13,409         431       17,829
Allstate Corp                         304       22,211       3,217      235,042
American General Corp                 166        7,999       1,794       86,448
American International Group
 Inc                                1,064      100,368       5,552      523,969
American National Insurance
 Co                                   100        9,700         100        9,700
American States Financial
 Corp                                   0          --          100        4,681
Aon Corp                               60        3,056       1,240       63,163
Argonaut Group Inc                      0          --          100        3,250
Chubb Corp                            108        7,223       1,250       83,594
CIGNA Corp                             76       13,937         520       95,355
Cincinnati Financial Corp             430       34,938         646       52,488
CNA Financial Corp+                   100       11,344         100       11,344
Conseco Inc                           150        6,450       1,325       56,996
Equitable Co Inc                      600       26,100         900       39,150
Equitable of Iowa Co                  300       19,538         300       19,538
Everest Reinsurance Holdings
 Inc                                  300       10,856         200        7,238
Foundation Health Systems+            792       25,186       1,027       32,659
General Re Corp                        97       18,806         617      119,621
Hartford Financial Services
 Group                                131       10,447         832       66,352
Highlands Insurance Group+             37          872          76        1,791
HSB Group Inc                         230       12,363         280       15,050
Humana Inc+                           150        3,534       1,200       28,275
Jefferson-Pilot Corp                  104        7,235         509       35,407
Leucadia National Corp                400       12,750         400       12,750
Lincoln National Corp                  40        2,678         792       53,014
Loews Corp                             50        5,097         835       85,118
Marsh & McLennan Companies
 Inc                                  260       17,745       1,348       92,001
MBIA Inc                               50        5,663         363       41,110
Mercury General Corp                  100        8,750         100        8,750
Ohio Casualty Corp                    300       13,950         400       18,600
Old Republic International
 Corp                                 750       26,953         850       30,547
PMI Group Inc                         300       17,344         300       17,344
Progressive Corp Ohio                  82        8,118         520       51,480
Protective Life Corp                  300       14,925         300       14,925
Provident Companies Inc               297       19,342         266       17,323
Providian Financial Corp               51        1,899         648       24,138
Reliance Group Holdings                 0          --          700        8,575
Reliastar Financial Corp              300       22,425         500       37,375
SAFECO Corp                            70        3,439         951       46,718
St Paul Co                             23        1,688         619       45,419
Sunamerica Inc                        600       32,325       1,100       59,263
TIG Holdings Inc                      500       15,625         500       15,625

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      3,217  $    177,136       2,137 $    117,669       3,727 $    205,218
        104        24,970         104       24,970         104       24,970
      1,279        52,922         172        7,128         303       12,544
      8,136       594,436       6,422      469,207      12,991      949,155
      4,483       216,025       3,530      170,102       7,113      342,758
     12,479     1,177,659      10,147      957,577      22,189    2,094,088
        200        19,400         200       19,400         300       29,100
          0           --          200        9,363         300       14,044
      3,052       155,461       2,435      124,033       4,977      253,516
          0           --          200        6,500         300        9,750
      3,194       213,599       2,511      167,923       5,102      341,196
      1,357       248,840       1,119      205,197       2,147      393,706
      1,245       101,156         940       76,375       1,395      113,344
        200        22,688         100       11,344         300       34,031
      3,384       145,517       2,720      116,960       5,554      238,803
      3,100       134,850       1,300       56,550       1,900       82,650
        400        26,050         400       26,050         700       45,588
        400        14,475         300       10,856         500       18,094
      1,255        39,909         814       25,889       3,642      115,855
      1,533       297,210       1,172      227,222       2,351      455,800
      2,197       175,211       1,758      140,200       3,570      284,708
        172         4,053         136        3,204         216        5,090
        309        16,609         324       17,415         520       27,950
      3,007        70,852       2,405       56,668       4,865      114,632
      1,346        93,631       1,017       70,745       2,105      146,429
        400        12,750         600       19,125       1,000       31,875
      1,876       125,575       1,496      100,138       3,095      207,172
      2,066       210,603       1,730      176,352       3,437      350,359
      3,040       207,480       2,368      161,616       5,360      365,820
        839        95,017         674       76,331       1,334      151,075
        200        17,500         200       17,500         300       26,250
        700        32,550         500       23,250         800       37,200
      1,800        64,688       1,250       44,922       2,000       71,875
        300        17,344         400       23,125         600       34,688
      1,297       128,403         997       98,703       2,150      212,850
        600        29,850         500       24,875         700       34,825
        806        52,491         501       32,628         633       41,224
      1,708        63,623       1,328       49,468       2,853      106,274
          0           --            0          --        1,500       18,375
        800        59,800         600       44,850       1,100       82,225
      2,367       116,279       1,799       88,376       3,810      187,166
      1,543       113,218       1,196       87,757       2,481      182,043
      2,400       129,300       1,900      102,363       4,200      226,275
        900        28,125         700       21,875       1,000       31,250

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Tokio Marine & Fire
 Insurance Co
 ADR (Japan)                       4,200 $    245,175      15,400 $    898,974
Torchmark Corp                       156        5,879       1,040       39,195
Transamerica Corp                     74        7,294         515       50,760
Transatlantic Holdings Inc           226       15,975         150       10,603
Travelers Inc                        483       30,671       4,704      298,704
Travelers Property Casualty          100        4,025         100        4,025
Uici+                                  0          --          400       12,000
Unitrin Inc                          300       18,000         300       18,000
UNUM Corp                            166        6,848         999       41,209
USF & G Corp                          74        1,623         856       18,779
Wellpoint Health Networks+             0          --          100        5,438
Western National Corp                400       11,150         400       11,150
Zurich Reinsurance Centre
 Holdings Inc                        200        7,888         100        3,944
                                         ------------             ------------
            TOTAL INSURANCE
                    - VALUE              $  1,029,323             $  3,950,704
                    -  COST              $    789,571             $  2,956,747
INVESTMENT BANKING &
 BROKERAGE
PERCENT OF NET ASSETS                           0.02%                    0.12%
Alex Brown Inc                         0 $        --          200 $     16,938
Morgan Stanley Dean Witter           459       22,101       4,269      205,422
                                         ------------             ------------
 TOTAL INVESTMENT BANKING &
                  BROKERAGE
                    - VALUE              $     22,101             $    222,360
                    -  COST              $     11,606             $    134,999
LODGING
PERCENT OF NET ASSETS                           0.07%                    0.16%
Choice Hotels Inc+                    59 $      1,125         505 $      9,627
Doubletree Corp+                       0          --          300       15,000
Extended Stay America Inc+             0          --          600        8,025
HFS Inc+                              93        5,179       1,161       64,653
Hilton Hotels Corp                   293        8,991       2,004       61,498
Homestead Village Property
 Inc+                                 75        1,263          88        1,474
Host Marriott Corp+                1,300       25,350       1,900       37,050
La Quinta Inns Inc                   800       16,800         750       15,750
Marriott International               173       11,515       1,052       70,024
Promus Hotel Corp+                   477       18,514         561       21,774
                                         ------------             ------------
              TOTAL LODGING
                    - VALUE              $     88,737             $    304,875
                    -  COST              $     66,364             $    229,646

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
     30,800  $  1,797,949      23,650 $  1,380,569      49,600 $  2,895,400
      2,568        96,782       2,020       76,129       4,132      155,725
      1,236       121,823         998       98,365       1,990      196,139
        532        37,606         390       27,568         460       32,516
     11,785       748,348       9,401      596,964      18,882    1,199,007
        900        36,225         100        4,025         300       12,075
          0           --            0          --          900       27,000
        600        36,000         500       30,000         700       42,000
      2,534       104,528       1,992       82,170       4,246      175,147
      2,094        45,937       1,578       34,617       3,323       72,898
          0           --            0          --          300       16,313
        600        16,725         400       11,150         800       22,300
          0           --          100        3,944         300       11,831
             ------------             ------------             ------------
             $  8,893,140             $  6,910,891             $ 14,108,203
             $  6,482,922             $  5,019,781             $ 11,485,465
                    0.18%                    0.21%                    0.27%
          0  $        --            0 $        --          600 $     50,813
     10,601       510,149       8,407      404,573      16,853      811,051
             ------------             ------------             ------------
             $    510,149             $    404,573             $    861,864
             $    296,997             $    237,644             $    642,338
                    0.22%                    0.25%                    0.32%
      1,105  $     21,064         807 $     15,383       1,217 $     23,199
          0           --            0          --          600       30,000
          0           --            0          --        1,300       17,388
      2,923       162,775       2,360      131,423       4,648      258,835
      4,521       138,738       3,514      107,836       7,991      245,224
        101         1,684         113        1,895         189        3,158
      3,400        66,300       2,500       48,750       4,300       83,850
      1,500        31,500       1,100       23,100       1,700       35,700
      2,327       154,891       1,787      118,947       4,056      269,978
      1,174        45,566         745       28,915       1,255       48,710
             ------------             ------------             ------------
             $    622,518             $    476,249             $  1,016,042
             $    437,148             $    325,425             $    782,884

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY
PERCENT OF NET ASSETS                            0.20%                    0.42%
AGCO Corp                             300 $      9,750         300 $      9,750
AVX Corp                              300       10,556         200        7,038
Black & Decker Corp                   122        4,674         721       27,623
Case Corp                             100        6,706         573       38,427
Caterpillar Inc                       314       18,232       2,800      162,575
Cincinnati Milacron Inc                59        1,519         344        8,858
Cummins Engine Co Inc                  23        1,770         282       21,696
Deere & Co                            228       12,768       1,842      103,152
Federal Mogul Corp                    396       14,157         300       10,725
Harsco Corp                           538       24,244         620       27,939
Ingersoll-Rand Co                     110        6,614         787       47,318
Jacobs Engineering Group+               0          --            0          --
Kubota Corp ADR (Japan)                 0          --          100        8,200
MagneTek Inc+                           0          --            0          --
Makita Corp ADR (Japan)             2,150       29,428       7,950      108,816
McDermott International Inc            44        1,419         432       13,932
Nordson Corp                          214       12,359         160        9,240
Pall Corp                             178        4,216       1,033       24,469
Parker Hannifin Corp                  102        6,560         560       36,015
Pentair Co                              0          --            0          --
Presstek Inc                          200        8,000         400       16,000
SPX Corp                               22        1,279          46        2,674
Tecumseh Products Co Class A          241       13,617         190       10,735
Teleflex Inc                          350       11,091           0          --
Thermo Electron Corp+                 133        5,353       1,072       43,148
UCAR International Inc+               400       18,875         400       18,875
York International Corp               402       18,040         520       23,335
Zurn Industries Inc                    22          653          46        1,366
                                          ------------             ------------
             TOTAL MACHINERY
                     - VALUE              $    241,880             $    781,906
                     -  COST              $    206,855             $    624,750
MANUFACTURING
PERCENT OF NET ASSETS                            0.03%                    0.09%
Evi Inc                                 0 $        --          300 $     15,769
Tyco International Ltd                416       32,630       1,901      149,110
                                          ------------             ------------
         TOTAL MANUFACTURING
                     - VALUE              $     32,630             $    164,879
                     -  COST              $     22,917             $    117,016

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    0.64%                    0.75%                    0.86%
        500  $     16,250         600 $     19,500         800 $     26,000
      1,300        45,744         300       10,556         600       21,113
      1,763        67,545       1,391       53,293       2,890      110,723
      1,318        88,388       1,057       70,885       2,194      147,135
      6,932       402,489       5,538      321,550      11,084      643,565
        761        19,596         538       13,853         854       21,991
        707        54,395         596       45,855       1,198       92,171
      4,687       262,472       3,702      207,312       7,517      420,952
        553        19,770         398       14,229         380       13,585
      1,148        51,732         758       34,157       1,320       59,483
      1,960       117,845       1,562       93,915       3,308      198,894
        373        11,936           0          --            0          --
        100         8,200         100        8,200         100        8,200
        367         7,730           0          --            0          --
     15,625       213,867      12,175      166,645      25,150      344,241
      1,038        33,475         808       26,058       1,607       51,826
        293        16,921         208       12,012         385       22,234
      2,222        52,634       1,732       41,027       4,048       95,887
      1,331        85,600       1,105       71,065       2,226      143,160
        576        20,520         406       14,464           0          --
        400        16,000         400       16,000         600       24,000
        226        13,136          83        4,824         248       14,415
        345        19,493         249       14,069         431       24,352
        508        16,097         388       12,295           0          --
      2,816       113,344       2,238       90,079       4,642      186,840
        800        37,750         600       28,313         900       42,469
        959        43,035         714       32,041       1,085       48,689
        224         6,650         180        5,344         241        7,155
             ------------             ------------             ------------
             $  1,862,614             $  1,427,541             $  2,769,080
             $  1,398,723             $  1,087,808             $  2,292,968
                    0.12%                    0.15%                    0.21%
          0  $        --            0 $        --          800 $     42,050
      4,395       344,733       3,538      277,512       7,834      614,479
             ------------             ------------             ------------
             $    344,733             $    277,512             $    656,529
             $    237,680             $    183,652             $    485,871

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL FABRICATORS
PERCENT OF NET ASSETS                           0.25%                    0.70%
Alcan Aluminum Ltd                   218 $      7,616       1,699 $     59,359
Allegheny Teledyne Inc               256        7,904       1,464       45,201
Alumax Inc+                          489       20,263         480       19,890
Aluminum Co of America               110        9,048       1,251      102,895
Armco Inc+                           107          635         908        5,391
Barrick Gold Corp                    307        6,984       2,780       63,245
Battle Mountain Gold Co              328        1,866       1,859       10,573
Bethlehem Steel Corp+                 62          744         890       10,680
British Steel PLC ADR (UK)           850       24,278       1,500       42,844
Crane Co                              78        3,442         376       16,591
Engelhard Corp                        64        1,336       1,109       23,150
Freeport McMoRan Copper &
 Gold Inc Class B                     38        1,017          28          749
Freeport McMoRan Inc                 222        6,216       1,597       44,716
Getchell Gold Corp+                   24          816         359       12,206
Inland Steel Industries Inc            0          --          411        8,657
Kaydon Corp                            0          --            0          --
Laboratory Corp of America
 Holdings                            660        1,733         418        1,097
Lukens Inc                             0          --            0          --
Mitsui & Co Ltd ADR (Japan)          950      158,650       3,300      551,099
Nucor Corp                            27        1,531         698       39,568
Oregon Steel Mills Inc                 0          --            0          --
Phelps Dodge Corp                     74        5,952         415       33,382
Placer Dome Inc                      342        5,686       1,823       30,307
Precision Castparts Corp               0          --          200       12,925
Reynolds Metals Co                    56        3,959         575       40,645
Timken Co                              0          --          473       17,708
USX--U.S. Steel Group                 32        1,124         654       22,972
WMC Ltd ADR (Japan)                1,450       29,725       3,100       63,550
Worthington Industries Inc            33          613         757       14,052
                                         ------------             ------------
    TOTAL METAL FABRICATORS
                    - VALUE              $    301,138             $  1,293,452
                    -  COST              $    299,326             $  1,258,561
OFFICE EQUIPMENT & SUPPLIES
PERCENT OF NET ASSETS                           0.01%                    0.00%
Standard Register Co                 301 $     10,290           0 $        --
                                         ------------             ------------
   TOTAL OFFICE EQUIPMENT &
                   SUPPLIES
                    - VALUE              $     10,290             $        --
                    -  COST              $      6,560             $        --

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    0.98%                    1.17%                    1.42%
      4,207  $    146,982       3,342 $    116,761       6,860 $    239,671
      3,122        96,392       2,472       76,323       5,628      173,765
        773        32,031         893       37,004       1,270       52,626
      3,152       259,252       2,514      206,776       5,205      428,111
      1,837        10,907       1,271        7,547       3,282       19,487
      6,882       156,566       5,415      123,191      11,203      254,868
      4,235        24,087       3,195       18,172       6,964       39,608
      1,997        23,964       1,671       20,052       3,317       39,804
      3,150        89,972       2,600       74,262       4,450      127,103
        870        38,389         629       27,733       1,427       62,967
      2,755        57,511       2,118       44,213       4,305       89,867
         52         1,391          38        1,017         236        6,313
      3,543        99,204       2,804       78,512       6,437      180,236
        222         7,548         458       15,572         646       21,964
        947        19,946         715       15,060       1,014       21,357
        250        14,766           0          --            0          --
      1,043         2,738         684        1,796       1,337        3,510
        230         4,298           0          --            0          --
      6,600     1,102,200       5,025      839,175      10,550    1,761,850
      1,594        90,360       1,298       73,580       2,603      147,558
        299         8,054         199        5,361           0          --
      1,135        91,297         895       71,992       1,820      146,396
      4,429        73,632       3,546       58,952       7,410      123,191
        300        19,388         213       13,765         600       38,775
      1,329        93,944       1,053       74,434       2,241      158,411
      1,177        44,064         933       34,929       1,887       70,645
      1,577        55,392       1,232       43,274       2,561       89,955
      6,275       128,638       5,250      107,625       9,300      190,650
      1,838        34,118       1,420       26,359       2,943       54,629
             ------------             ------------             ------------
             $  2,827,031             $  2,213,437             $  4,543,317
             $  2,714,365             $  2,113,839             $  4,523,891
                    0.00%                    0.01%                    0.00%
        432  $     14,769         312 $     10,667           0 $        --
             ------------             ------------             ------------
             $     14,769             $     10,667             $        --
             $      9,334             $      6,837             $        --

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS
PERCENT OF NET ASSETS                            1.37%                    3.10%
Abbott Laboratories                 1,011 $     60,597       6,135 $    367,717
Allergan Inc                           62        2,007         477       15,443
ALZA Corp+                            118        3,422         663       19,227
American Home Products Corp         1,038       74,736       5,085      366,120
Amgen Inc                             366       18,140       2,078      102,991
Bergen Brunswig Corp Class A          525       22,050         645       27,090
Bristol-Myers Squibb Co             1,442      109,592       7,873      598,347
Centocor Inc+                         546       24,502         740       33,208
Covance Inc+                           90        1,647         581       10,608
Dura Pharmaceuticals Inc+               0          --          500       17,813
Glaxo Holdings PLC ADR (UK)         6,500      259,188      13,600      542,299
ICN Pharmaceuticals Inc               500       18,063         504       18,207
Interneuron Pharmaceuticals
 Co                                     0          --          400        7,400
IVAX Corp                           1,230       11,608       1,240       11,703
Lilly (Eli) & Co                      776       81,189       4,400      460,350
Marshall & Ilsley Corp                758       35,626       1,040       48,880
McKesson Corp                         300       28,106         400       37,475
Merck & Co Inc                      1,722      158,101       9,525      874,513
Millipore Corp                         50        2,475         357       17,672
Mylan Laboratories                  1,003       21,314       1,270       26,987
Novo Nordisk A/S ADR
 (Denmark)                          3,650      186,150       7,600      387,600
Omnicare Inc                          600       17,363         900       26,044
Perrigo Co+                           812       11,622         550        7,872
Pfizer Inc                          2,040      112,965      10,262      568,257
Pharmacia and Upjohn Inc              415       14,136       3,754      127,871
Rhone-Poulenc Rorer Inc               400       38,525         500       48,156
Scherer (R P) Corp+                   200       11,263         300       16,894
Schering-Plough Corp                1,152       55,296       5,820      279,360
Schweitzer-Mauduit
 International Inc                     20          800          92        3,680
SmithKline Beecham PLC ADR
 (UK)                               3,500      151,594       7,600      329,175
SouthTrust Corp                       871       38,977       1,080       48,330
ThermoLase Corp+                        0          --          100        1,613
Warner Lambert Co                     368       46,759       2,182      277,250
Watson Pharmaceutical Inc+            300       15,769         400       21,025
Xoma Corp+                            188        1,187           0          --
                                          ------------             ------------
       TOTAL PHARMACEUTICALS
                     - VALUE              $  1,634,769             $  5,747,177
                     -  COST              $  1,178,457             $  3,833,948

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    4.30%                    5.31%                    6.52%
     13,709  $    821,683      11,021 $    660,571      24,418 $  1,463,554
      1,224        39,627         951       30,789       2,009       65,041
      1,428        41,412       1,074       31,146       2,756       79,924
     11,458       824,976       9,176      660,672      20,351    1,465,272
      4,848       240,279       3,881      192,352       8,542      423,363
        786        33,012         775       32,550       1,350       56,700
     17,755     1,349,379      14,217    1,080,492      31,544    2,397,344
      1,381        61,972       1,166       52,324       1,720       77,185
      1,030        18,793         878       16,014       1,546       28,215
        700        24,938         700       24,938       1,100       39,188
     27,400     1,092,575      23,200      925,100      40,750    1,624,906
        708        25,577         607       21,928       1,340       48,408
          0           --          600       11,100         900       16,650
      2,323        21,923       1,663       15,695       2,895       27,322
      9,852     1,030,766       7,863      822,666      17,506    1,831,565
      2,203       103,541       1,583       74,401       2,420      113,740
        800        74,950         600       56,213         900       84,319
     21,401     1,964,878      17,186    1,577,890      38,046    3,493,098
        744        36,828         555       27,473       1,461       72,320
      2,765        58,756       1,927       40,949       3,052       64,855
     15,275       779,025      12,900      657,900      22,650    1,155,150
        800        23,150       1,200       34,725       1,900       54,981
      1,252        17,919         842       12,051       1,680       24,045
     22,864     1,266,093      18,326    1,014,802      40,726    2,255,202
      9,273       315,862       7,389      251,688      14,981      510,290
        900        86,681         700       67,419       1,100      105,944
        400        22,525         400       22,525         600       33,788
     12,951       621,648      10,443      501,264      23,105    1,109,040
        214         8,560         176        7,040         351       14,040
     15,200       658,350      12,800      554,400      22,600      978,862
      2,137        95,631       1,587       71,018       2,535      113,441
          0           --            0          --          300        4,838
      4,847       615,872       3,881      493,130       8,546    1,085,876
        600        31,538         500       26,281       1,000       52,563
        193         1,218         193        1,218           0          --
             ------------             ------------             ------------
             $ 12,409,937             $ 10,070,724             $ 20,971,029
             $  8,256,670             $  6,589,749             $ 14,930,406

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING
PERCENT OF NET ASSETS                           0.22%                    0.40%
American Greetings Corp
 Class A                              30 $      1,043         574 $     19,947
Barnes & Noble+                      200        9,288         200        9,288
Belo (A H) Corp                      456       19,551         640       27,440
Chris-Craft Industries Inc           116        5,710         262       12,836
Comcast Corp Class A                 440       10,313       2,797       65,555
Donnelley (R R) & Sons Co            153        5,957       1,038       40,417
Dow Jones & Co Inc                   100        4,281         748       32,024
E.W. Scripps Company                 300       11,794         300       11,794
Ennis Business Forms Inc               0          --            0          --
Gannett Co Inc                       133       12,959       1,163      113,320
Gibson Greetings Inc+                  0          --            0          --
Golden Books Family
 Entertainment Inc+                  234        2,325           0          --
Harland (John H) Co                   53        1,050         236        4,676
Houghton Mifflin Co                  304       10,545         240        8,325
Interpublic Group Co Inc             123        5,996         976       47,580
Knight-Ridder Inc                     40        2,025         661       33,463
Lee Enterprises Inc                  498       12,761           0          --
Liberty Media Group Class A        1,985       52,354       2,659       70,131
Marvel Entertainment Group
 Inc+                                  0          --          200          375
McGraw-Hill Inc                       72        4,415         697       42,735
Media General Inc Class A            280       10,290         220        8,085
Meredith Corp                        100        3,000         412       12,360
Moore Corp Ltd                       100        1,981         646       12,799
New York Times Co Class A            112        5,292         659       31,138
News Corporation Ltd               1,250       22,578       2,700       48,769
News Corporation Ltd                   0          --          290        4,386
Readers Digest Association
 Class A                             700       20,694       1,000       29,563
Readers Digest Association
 Class B                             200        5,550         300        8,325
Scholastic Inc+                      200        6,850         200        6,850
Times Mirror Co Class A               48        2,433         719       36,444
Washington Post Co Class B            27       11,360           0          --
                                         ------------             ------------
           TOTAL PUBLISHING
                    - VALUE              $    262,395             $    738,625
                    -  COST              $    221,729             $    617,370
REAL ESTATE
PERCENT OF NET ASSETS                           0.11%                    0.13%
Boston Properties Inc+                 0 $        --          400 $     11,925
Castle & Cooke Inc+                  215        3,789         136        2,397
Catellus Development Corp+             0          --          700       13,475
Echelon International Corp+           68        1,552          53        1,216
Equity Office Properties+              0          --          300        8,756

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    0.59%                    0.69%                    0.81%
      1,361  $     47,295       1,138 $     39,545       2,264 $     78,674
        300        13,931         200        9,288         400       18,575
        714        30,613       1,044       44,762       1,540       66,028
        492        24,155         335       16,424         227       11,118
      6,374       149,391       4,887      114,539      11,266      264,047
      2,681       104,391       2,128       82,859       4,382      170,624
      1,733        74,194       1,435       61,436       2,868      122,786
        900        35,381         300       11,794         600       23,587
        247         2,686           0          --            0          --
      2,583       251,681       2,067      201,403       4,490      437,494
        244         5,490           0          --            0          --
        313         3,110         233        2,315           0          --
        589        11,670         393        7,786         969       19,198
        460        15,956         310       10,753         890       30,872
      2,200       107,250       1,770       86,288       3,969      193,489
      1,637        82,873       1,319       66,774       2,770      140,231
        708        18,143         510       13,069           0          --
      5,583       147,252       3,434       90,572       5,971      157,485
      1,400         2,625         200          375         600        1,125
      1,866       114,409       1,467       89,945       2,938      180,136
        410        15,068         290       10,658         570       20,948
        973        29,190         769       23,070       1,664       49,920
      1,719        34,058       1,272       25,202       2,189       43,370
      1,779        84,058       1,358       64,166       2,886      136,364
      5,500        99,344       4,550       82,184       7,650      138,178
          0           --          580        8,773       1,015       15,352
      1,800        53,213       1,500       44,344       2,200       65,038
        300         8,325         300        8,325         600       16,650
        200         6,850         200        6,850         400       13,700
      1,777        90,072       1,370       69,442       2,874      145,676
         80        33,660          33       13,885         125       52,594
             ------------             ------------             ------------
             $  1,696,334             $  1,306,826             $  2,613,259
             $  1,353,802             $  1,037,136             $  2,132,861
                    0.10%                    0.15%                    0.17%
          0  $        --            0 $        --          800 $     23,850
        336         5,922         222        3,913         341        6,010
          0           --            0          --        1,900       36,575
         96         2,191          69        1,589          65        1,491
          0           --            0          --          700       20,431

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Equity Residential
 Properties Trust                    400 $     19,475         600 $     29,213
Franchise Finance Corp                 0          --          100        2,506
Health & Retire Property
 Trust                               600       10,875       1,100       19,938
Health Care Property
 Investors Inc                       300       11,156         400       14,875
Kimco Realty Corp                    300       10,106         350       11,791
MAXXAM Inc+                            0          --            0          --
Meditrust Corp                       400       15,975         600       23,963
New Plan Realty Trust                400        9,400         700       16,450
Public Storage Inc                     0          --          700       19,644
Security Capital Pacific
 Trust                               600       13,088         500       10,906
Simon Debartolo Group Inc            300        9,506         700       22,181
Vornado Realty Trust                 200       13,900         300       20,850
Weingarten Realty
 Investments                         200        8,313         300       12,469
                                         ------------             ------------
          TOTAL REAL ESTATE
                    - VALUE              $    127,135             $    242,555
                    -  COST              $     99,784             $    205,730
RETAIL & RELATED
PERCENT OF NET ASSETS                           0.84%                    2.07%
Anntaylor Stores Inc+                247 $      4,230         195 $      3,339
AutoZone Inc+                         50        1,413       1,146       32,375
Bed Bath & Beyond Inc+               400       12,400         500       15,500
Benetton Spa ADR (Italy)           4,836      141,755      10,192      298,753
Best Buy Co Inc+                       0          --          100        1,700
BJ's Wholesale Club Inc+             365       10,539           0          --
Borders Group Inc                      0          --          800       19,050
Charming Shoppes Inc+                 55          332         906        5,464
Circuit City Stores Inc               43        1,532         742       26,434
Coles Myer Ltd ADR
 (Australia)                       2,024       74,635       4,332      159,742
CompUSA Inc                            0          --        1,100       34,031
Consolidated Stores Corp             719       26,908         968       36,240
Corporate Express Inc              1,050       17,916       1,050       17,916
Costco Co Inc+                       206        7,429       1,527       55,067
Dayton-Hudson Corp                   275       15,675       1,752       99,864
Department 56 Inc                    200        5,463         200        5,462
Dillards Inc Class A                 123        4,920         801       32,040
Dollar General Corp                  490       20,304       1,035       42,888
Eastman Kodak Co                     379       24,777       2,634      172,198
Edison Brothers Stores Inc+            0          --            0          --
Family Dollar Stores Inc             480       10,200         720       15,300
Federated Department Stores
 Inc+                                150        6,300       1,514       63,588
Fingerhut Co                         505       10,226         400        8,100
Footstar Inc+                         46        1,141         245        6,079
Gap Inc                              308       13,687       2,224       98,829

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        400  $     19,475         700 $     34,081       1,400 $     68,163
          0           --            0          --          200        5,013
        800        14,500       1,000       18,125       2,600       47,125
        400        14,875         500       18,594         700       26,031
        450        15,159         500       16,844         700       23,581
        128         7,040           0          --            0          --
      1,100        43,931         800       31,950       1,300       51,919
      1,400        32,900         900       21,150       1,500       35,250
      1,400        39,288       1,100       30,869       1,800       50,513
        800        17,450         900       19,631       1,200       26,175
      1,600        50,700       1,100       34,856       1,700       53,869
        300        20,850         400       27,800         600       41,700
        400        16,625         400       16,625         600       24,937
             ------------             ------------             ------------
             $    300,906             $    276,027             $    542,633
             $    255,459             $    228,275             $    468,328
                    2.86%                    3.54%                    4.26%
        351  $      6,011         253 $      4,333         237 $      4,059
      2,769        78,224       2,224       62,828       4,677      132,125
        800        24,800         800       24,800       1,100       34,100
     20,410       598,268      17,236      505,230      30,420      891,686
          0           --          300        5,100         600       10,200
        497        14,351         367       10,597           0          --
          0           --        1,000       23,813       1,700       40,481
      1,882        11,351       1,545        9,318       2,302       13,884
      1,785        63,591       1,404       50,017       2,918      103,954
      8,775       323,578       7,432      274,055      13,040      480,850
          0           --        1,400       43,313       2,200       68,063
      1,718        64,318       1,375       51,477       2,187       81,876
      1,950        33,272       1,350       23,034       2,400       40,950
      3,849       138,805       3,082      111,145       6,370      229,718
      3,909       222,813       3,207      182,799       6,952      396,264
        300         8,194         200        5,463         600       16,388
      2,063        82,520       1,697       67,880       3,410      136,400
      1,491        61,794       1,165       48,275       2,206       91,422
      5,789       378,456       4,758      311,054      10,333      675,520
        347           130           0          --            0          --
      1,285        27,306         940       19,975       1,642       34,887
      3,856       161,952       3,072      129,024       6,290      264,180
        714        14,459         509       10,307         180        3,645
        521        12,927         382        9,478         654       16,227
      4,920       218,633       4,019      178,594       8,838      392,739

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Global DirectMail Corp+              200 $      4,400         200 $      4,400
Hancock Fabrics Inc                    0          --            0          --
Heilig Meyers Co                     524        7,860         410        6,150
Home Depot Inc                     1,152       54,360       5,762      271,895
Homebase Inc                         365        2,874           0          --
Intelligent Electronics+               0          --            0          --
Ito Yokado Co Ltd ADR
 (Japan)                             550      119,213       1,900      411,825
Jones Apparel Group Inc              400       20,075         400       20,075
Jostens Inc                          105        2,533         263        6,345
K Mart Corp+                         384        5,328       3,661       50,796
Kohls Corp+                          286       19,716         620       42,741
Limited Inc                          166        3,777       1,994       45,364
Longs Drug Stores Corp                74        1,873         332        8,404
Lowe's Co Inc                        150        5,184       1,316       45,484
Lucasvarity PLC                       37        1,172         448       14,196
Macfrugals Bargains Close-
 outs+                                 0          --            0          --
May Department Stores Co             185        9,955       1,720       92,558
Mercantile Stores Co Inc               0          --          324       20,230
Meyer (Fred) Inc+                      0          --          200       10,400
Micro Warehouse Inc+                 300        7,838         300        7,838
Neiman Marcus Group Inc                0          --          200        6,175
Newell Co                            252        9,922       1,264       49,770
Nordstrom Inc                         19        1,112         612       35,802
Office Depot Inc+                  1,538       28,357       1,550       28,578
Officemax Inc+                     1,000       14,813       1,250       18,516
Payless ShoeSource Inc+              317       20,328         411       26,355
Penney (J C) Co Inc                  145        8,700       1,857      111,420
PetSmart Inc+                      1,200       10,275       1,300       11,131
Rite Aid Corp                        104        5,207       1,036       51,865
Ross Stores Inc                        0          --          600       17,625
Ruddick Corp                           0          --            0          --
Saks Holdings Inc                    200        4,650         200        4,650
Sears Roebuck & Co                   291       16,514       2,939      166,788
Service Merchandise Co+              771        2,988           0          --
Sherwin Williams Co                  154        4,225       1,245       34,160
Staples Inc+                         996       23,406       1,197       28,130
Sunglass Hut International
 Inc+                                600        4,350         500        3,625
Talbots Inc                          200        5,288         200        5,288
Tandy Corp                            61        4,049         375       24,891
Tech Data Corp+                        0          --          500       19,469
TJX Companies Inc                    156        4,290       1,248       34,320
Toys R Us Inc+                       259        8,952       2,101       72,616
Viking Office Products Inc+          800       16,900       1,000       21,125
Walgreen Co                          660       17,779       3,976      107,104

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        300  $      6,600         200 $      4,400         400 $      8,800
        342         4,275           0          --            0          --
        834        12,510         544        8,160       1,300       19,500
     12,872       607,398      10,363      489,004      23,005    1,085,549
        497         3,914         367        2,890           0          --
        540         2,228           0          --            0          --
      3,825       829,069       2,950      639,413       6,150    1,333,013
        600        30,113         600       30,113         900       45,169
        650        15,681         538       12,979       1,237       29,843
      8,928       123,876       6,989       96,972      14,581      202,311
      1,004        69,213         908       62,595       1,358       93,617
      4,944       112,476       3,973       90,386       8,211      186,800
        754        19,086         542       13,719         795       20,123
      3,224       111,429       2,568       88,756       5,144      177,789
        982        31,117         738       23,385       1,204       38,152
        438        11,935           0          --            0          --
      4,351       234,138       3,468      186,622       6,941      373,513
        693        43,269         558       34,840       1,144       71,428
          0           --            0          --          400       20,800
        600        15,675         400       10,450         700       18,287
          0           --          400       12,350         500       15,438
      2,845       112,022       2,273       89,499       5,086      200,261
      1,426        83,421       1,208       70,668       2,358      137,943
      2,442        45,024       1,967       36,267       3,380       62,319
      2,700        39,994       1,950       28,884       3,050       45,178
        743        47,645         615       39,437       1,004       64,382
      4,511       270,660       3,578      214,680       7,243      434,580
      2,200        18,838       1,600       13,700       3,000       25,688
      2,293       114,793       1,714       85,807       3,915      195,995
          0           --            0          --        1,300       38,188
        714        10,710         524        7,860           0          --
      1,200        27,900         300        6,975         600       13,950
      7,193       408,203       5,746      326,086      11,575      656,881
      1,516         5,875       1,111        4,305           0          --
      3,188        87,471       2,494       68,429       5,305      145,556
      2,163        50,831       2,040       47,940       2,957       69,490
      1,000         7,250         700        5,075       1,300        9,425
          0           --          200        5,288         400       10,575
        958        63,587         771       51,175       1,648      109,386
          0           --          700       27,256       1,100       42,831
      2,764        76,010       2,190       60,225       5,042      138,655
      5,284       182,628       4,213      145,612       8,578      296,477
      2,000        42,250       1,400       29,575       2,100       44,363
      8,968       241,575       7,104      191,364      15,816      426,044

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WalMart Stores Inc                  3,252 $    115,446      17,935 $    636,691
Woolworth (F W) Co+                    81        1,812         990       22,151
                                          ------------             ------------
      TOTAL RETAIL & RELATED
                     - VALUE              $  1,007,303             $  3,846,905
                     -  COST              $    842,141             $  3,016,819
SERVICES
PERCENT OF NET ASSETS                            0.09%                    0.18%
Block (H R) Inc                       111 $      4,357         884 $     34,697
CMS Energy Corp                       921       33,098         740       26,594
Corrections Corp of America+          600       22,200         800       29,600
CUC International Inc                 515       12,103       3,355       78,831
Dun & Bradstreet Corp                 173        4,844       1,462       40,936
Public Service Enterprise
 Group                                179        4,441       1,737       43,099
Service Corp International            198        6,336       1,811       57,952
Sotheby's Holdings Inc                611       11,571           0          --
Stewart Enterprises Inc
 Class A                              250        9,875         450       17,775
                                          ------------             ------------
              TOTAL SERVICES
                     - VALUE              $    108,825             $    329,484
                     -  COST              $     92,639             $    288,772
SHIPPING
PERCENT OF NET ASSETS                            0.01%                    0.00%
Halter Marine Group Inc+              182 $      7,200         188 $      7,438
                                          ------------             ------------
              TOTAL SHIPPING
                     - VALUE              $      7,200             $      7,438
                     -  COST              $      3,161             $      3,322
TELECOMMUNICATIONS
PERCENT OF NET ASSETS                            1.81%                    3.88%
360 Communications Co+              1,525 $     28,022       1,519 $     27,912
ADC Telecommunications              1,072       39,798       1,460       54,203
Adtran Inc+                           100        3,900         200        7,800
Advanced Fibre
 Communication+                         0          --          100        6,225
Airtouch Communications+              388       13,119       3,756      127,000
Alcatel Alsthom Compagnie
 Generale d'electricite ADR
 (France)                          10,035      247,112      21,673      533,698
Aliant Communications Inc               0          --            0          --
Alltel Corp                           121        3,827       1,358       42,947
Ameritech Corp                        833       52,219       4,319      270,747
Andrew Corp                           156        3,881         726       18,047
Ascend Communications Inc+          1,150       48,803       1,800       76,388
Aspect Telecommunication
 Corp                                   0          --          600       13,200
AT & T Corp                         1,245       48,555      12,000      468,000
Bell Atlantic Corp                    659       47,719       6,018      435,535

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
     40,183  $  1,426,496      32,259 $  1,145,195      71,485 $  2,537,718
      2,542        56,877       2,014       45,063       4,003       89,567
             ------------             ------------             ------------
             $  8,249,815             $  6,715,308             $ 13,695,202
             $  6,424,720             $  5,178,441             $ 11,164,775
                    0.25%                    0.30%                    0.35%
      1,880  $     73,790       1,468 $     57,619       3,330 $    130,702
      1,314        47,222         954       34,284         885       31,805
      1,400        51,800       1,200       44,400       1,800       66,600
      7,395       173,783       5,749      135,090      13,125      308,438
      3,170        88,760       2,421       67,788       5,545      155,260
      4,211       104,485       3,350       83,122       7,010      173,936
      4,360       139,520       3,466      110,912       7,225      231,200
        848        16,059         623       11,798           0          --
        750        29,625         600       23,700         900       35,550
             ------------             ------------             ------------
             $    725,044             $    568,713             $  1,133,491
             $    620,576             $    491,385             $  1,061,020
                    0.00%                    0.00%                    0.01%
        246  $      9,732         221 $      8,743         420 $     16,616
             ------------             ------------             ------------
             $      9,732             $      8,743             $     16,616
             $      4,327             $      3,870             $      7,435
                    5.39%                    6.62%                    7.71%
      2,624  $     48,216       2,128 $     39,102       3,954 $     72,655
      2,896       107,514       1,916       71,132       3,420      126,968
        200         7,800         200        7,800         400       15,600
          0           --            0          --          100        6,225
      9,259       313,070       7,337      248,082      14,784      499,884
     42,698     1,051,439      36,113      889,293      63,401    1,561,247
        490        11,086           0          --            0          --
      3,417       108,063       2,706       85,577       5,654      178,808
      9,766       612,206       7,854      492,348      17,309    1,085,058
      1,568        39,004       1,252       31,131       3,035       75,483
      2,700       114,581       2,510      106,518       4,160      176,540
          0           --            0          --        1,100       24,200
     29,918     1,166,801      23,706      924,534      48,161    1,878,279
     14,320     1,036,429      11,338      820,624      23,057    1,668,756

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BellSouth Corp                        838 $     36,872       7,333 $    322,652
British Telecommunications
 PLC ADR (UK)                       3,200      207,000       6,700      433,406
Century Telephone Enterprise          567       20,589         460       16,704
Ciena Corporation+                      0          --          500       23,875
Comsat Corp                           510       11,061         600       13,013
Cox Communications Inc Class
 A+                                   613       16,589         674       18,240
DSC Communications Corp+              121        3,524         899       26,183
DSP Communications Inc                  0          --          500        9,625
Excel Communication Inc+              400        8,750         400        8,750
Federal Signal Corp                   498       12,948         590       15,340
Frontier Corp                          83        1,831       1,230       27,137
Glenayre Technologies Inc             650       11,375         650       11,375
GTE Corp                            1,326       59,090       7,539      335,957
Hong Kong Telecommunications
 Ltd ADR (Hong Kong)               19,353      410,042      42,803      906,888
ITT Corp+                             131        8,228       1,032       64,823
K-III Communications Corp+              0          --          200        2,438
LCI International Inc+                300        7,200         300        7,200
Loral Space &
 Communications+                    1,242       21,735       1,882       32,935
Lucent Technologies Inc               942       73,358       5,082      395,761
MCI Communications Corp               565       16,103       5,103      145,435
McLeod Inc Class A+                     0          --          200        6,775
Mobile Telecommunications
 Tech+                                  0          --          400        4,900
NEXTEL Communications Class
 A+                                 1,068       26,767         880       22,055
Nippon Telegraph & Telegraph
 ADR (Japan)                        1,836       86,292       6,811      320,117
Northern Telecom Ltd                  290       28,746       2,077      205,883
Octel Communications+                   0          --          600       18,225
Omnipoint Corp+                       200        4,188         300        6,281
Paging Network Inc+                   500        5,063         600        6,075
Pairgain Technologies Inc               0          --          600       15,450
Picturetel Corp+                      400        5,000         400        5,000
Qualcom Inc+                          500       23,125         600       27,750
SBC Communication Inc               1,214       66,011       7,249      394,164
Scientific-Atlanta Inc                 82        1,783         551       11,984
Southern New England
 Telecommunications Co                687       26,278         550       21,038
Sprint Corp                           377       17,719       3,140      147,580
Telecommunications of New
 Zealand Corp ADR (New
 Zealand)                           1,600       62,800       3,200      125,600
Telefonica de Espana SA
 (Spain)                            2,150      167,163       4,500      349,875
Telephone & Data System Inc           566       22,357         450       17,775
Teleport Communications
 Group Inc Class A+                   300       10,913         300       10,913
Tellabs Inc                           250       14,922       1,405       83,861

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
     18,315  $    805,860      14,480 $    637,120      29,230 $  1,286,120
     13,500       873,281      11,350      734,203      20,050    1,296,984
        828        30,067         588       21,352         565       20,517
          0           --            0          --        1,200       57,300
        819        17,762         814       17,654       1,290       27,977
      1,294        35,019         927       25,087       1,649       44,626
      2,221        64,687       1,691       49,250       3,558      103,627
          0           --          600       11,550       1,000       19,250
      1,800        39,375         500       10,938         700       15,313
        807        20,982         802       20,852       1,180       30,680
      3,072        67,776       2,337       51,560       5,071      111,879
      1,175        20,563         800       14,000       1,425       24,938
     16,901       753,151      13,544      603,554      30,134    1,342,846
     81,936     1,736,018      69,241    1,467,044     119,553    2,533,029
      2,097       131,718       1,658      104,143       3,459      217,268
      1,800        21,938           0          --          400        4,875
        600        14,400         500       12,000         900       21,600
      2,912        50,960       2,974       52,045       4,566       79,905
     11,353       884,115       9,107      709,208      20,170    1,570,739
     12,607       359,300      10,063      286,796      20,240      576,840
          0           --          200        6,775         400       13,550
          0           --            0          --            0          --
      1,588        39,799       1,101       27,594       1,025       25,689
     13,543       636,521      10,406      489,082      21,774    1,023,378
      4,567       452,704       3,737      370,430       8,184      811,239
        730        22,174         840       25,515       1,200       36,450
        400         8,375         400        8,375         600       12,563
      1,500        15,188         800        8,100       1,500       15,188
      1,100        28,325         700       18,025       1,100       28,325
        700         8,750         500        6,250         800       10,000
      1,000        46,250         900       41,625       1,400       64,750
     16,145       877,884      12,971      705,298      28,826    1,567,414
      1,482        32,234       1,110       24,143       2,336       50,808
        975        37,294         710       27,158         680       26,010
      7,898       371,206       6,331      297,557      12,622      593,234
      6,550       257,087       5,600      219,800       9,800      384,650
      9,000       699,750       7,600      590,900      13,350    1,037,962
        827        32,667         587       23,187         565       22,318
      2,600        94,575         400       14,550       3,300      120,038
      3,236       193,149       2,627      156,799       5,811      346,844

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
U.S. West Inc                         344 $     12,320       3,539 $    126,740
Vanguard Cellular Systems
 Class A+                             411        6,011         330        4,826
Vodafone Group PLC ADR (UK)         1,650       84,047       3,500      178,281
Western Wireless Corp Class
 A+                                     0          --          100        1,506
WorldCom Inc+                         706       21,136       6,628      198,426
                                          ------------             ------------
    TOTAL TELECOMMUNICATIONS
                     - VALUE              $  2,155,891             $  7,210,519
                     -  COST              $  1,857,327             $  6,030,648
TEXTILES
PERCENT OF NET ASSETS                            0.06%                    0.04%
Brown Group Inc                        31 $        517         180 $      3,004
Burlington Industries Inc+            729        8,794         477        5,754
Cintas Corp                           310       21,623         300       20,925
Shaw Industries Inc                 1,260       14,096       1,330       14,879
Springs Industries Inc Class
 A                                     31        1,457         186        8,742
Unifi Inc                             568       21,797         600       23,025
                                          ------------             ------------
              TOTAL TEXTILES
                     - VALUE              $     68,284             $     76,329
                     -  COST              $     55,610             $     65,376
TOBACCO
PERCENT OF NET ASSETS                            0.28%                    0.68%
BAT Industries PLC ADR (UK)         8,400 $    143,325      17,800 $    303,712
Fortune Brands Inc                    153        5,259       1,243       42,728
Gallaher Group PLC ADR (UK)+          153        2,744       1,391       24,951
Imperial Tobacco Group ADR
 (UK)                               2,137       26,755       3,975       49,767
Philip Morris Co Inc                3,578      156,090      19,273      840,784
                                          ------------             ------------
               TOTAL TOBACCO
                     - VALUE              $    334,173             $  1,261,942
                     -  COST              $    303,364             $    977,388
TRANSPORTATION
PERCENT OF NET ASSETS                            0.17%                    0.44%
Alexander & Baldwin Inc               504 $     13,608         590 $     15,930
Burlington Northern Santa Fe           89        8,160       1,147      105,166
Caliber Systems Inc                     0          --          278       11,607
Carnival Corp Class A                   0          --        1,200       52,575
CNF Transportation Inc                 62        2,240         361       13,041
Consolidated Freightways
 Corp+                                 31          484         181        2,820
CSX Corp                              168        9,608       1,621       92,701
Dial Corp                             136        2,295       1,080       18,225
Federal Express Corp                   46        3,056         823       54,678
Fritz Companies Inc+                  200        2,600         200        2,600
Hunt (J B) Transport
 Services                               0          --            0          --

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      8,849  $    316,905       6,959 $    249,219      14,089 $    504,562
        595         8,702         427        6,245         390        5,704
      7,000       356,563       5,900      300,531      10,400      529,750
          0           --            0          --          300        4,519
     16,406       491,155      13,035      390,235      26,278      786,683
             ------------             ------------             ------------
             $ 15,570,438             $ 12,551,890             $ 24,777,644
             $ 12,961,823             $ 10,511,886             $ 21,852,088
                    0.06%                    0.07%                    0.06%
        338  $      5,640         221 $      3,688         253 $      4,222
      1,136        13,703         749        9,035       1,902       22,943
        820        57,195         515       35,921         790       55,103
      2,415        27,018       2,005       22,431       3,000       33,563
        384        18,048         305       14,335         420       19,740
      1,182        45,359         982       37,684       1,440       55,260
             ------------             ------------             ------------
             $    166,963             $    123,094             $    190,831
             $    133,999             $    100,714             $    166,508
                    0.95%                    1.17%                    1.44%
     35,750  $    609,984      30,250 $    516,141      53,200 $    907,725
      3,121       107,284       2,471       84,941       5,129      176,309
      3,016        54,100       2,266       40,646       3,545       63,588
      7,743        96,943       6,112       76,523      10,312      129,107
     43,124     1,881,284      34,574    1,508,291      76,652    3,343,943
             ------------             ------------             ------------
             $  2,749,595             $  2,226,542             $  4,620,672
             $  2,124,344             $  1,691,470             $  3,702,649
                    0.59%                    0.71%                    0.84%
        814  $     21,978         809 $     21,843       1,180 $     31,860
      2,872       263,327       2,274      208,497       4,596      421,396
        692        28,891         568       23,714       1,156       48,263
          0           --            0          --        2,900      127,056
        810        29,261         573       20,700       1,138       41,110
        405         6,328         286        4,469         569        8,891
      4,024       230,122       3,227      184,544       6,543      374,178
      1,641        27,692       1,228       20,723       2,208       37,260
      2,077       137,991       1,630      108,293       3,409      226,485
        300         3,900           0          --          400        5,200
        596         9,909           0          --            0          --

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Illinois Central Corp                 411 $     13,794         690 $     23,158
Kansas City Southern
 Industries                           281       21,040         370       27,704
Laidlaw Inc Class B                   281        4,110       2,439       35,670
Norfolk Southern Corp                  92        9,016         947       92,806
Outboard Marine Corp                   35          626         184        3,289
Overseas Shipholding Group            393        9,653         310        7,614
Pittston Brink's Group                523       18,567         520       18,460
Pittston Burlington Group              61        1,464         160        3,840
Roadway Express Inc                    46        1,058         158        3,634
Tidewater Inc                         565       29,663         650       34,125
Trinity Industries Inc                522       20,750         540       21,465
Union Pacific Corp                    157       10,195       1,834      119,095
Viad Corp                             136        2,474       1,080       19,643
Wisconsin Central Transport+          400       12,400         600       18,600
Xtra Corp                             200        9,388         200        9,388
Yellow Corp+                           49        1,537         223        6,997
                                          ------------             ------------
        TOTAL TRANSPORTATION
                     - VALUE              $    207,786             $    814,831
                     -  COST              $    155,761             $    635,796
UTILITIES
PERCENT OF NET ASSETS                            0.72%                    1.07%
Allegheny Power Systems Inc         1,284 $     37,316       1,010 $     29,353
American Electric Power Inc            98        4,281       1,370       59,852
American Water Works Co Inc           600       12,450         700       14,525
Atlantic Energy Inc                   569        9,851         460        7,964
Baltimore Gas & Electric Co           131        3,537       1,117       30,159
BG PLC ADR (UK)                     3,200      138,800       6,700      290,613
Calenergy Inc+                        500       16,563         500       16,563
Carolina Power & Light Co             156        5,265       1,118       37,733
Central & South West Corp             131        2,710       1,609       33,286
Cinergy Corp                          120        3,968       1,161       38,386
Consolidated Edison Co                235        7,197       1,744       53,410
Delmarva Power & Light Co             640       11,480         510        9,148
Dominion Resources Inc                170        6,120       1,366       49,176
DTE Energy Co                         132        3,911       1,068       31,640
Duke Power Co                         236       11,431       2,637      127,730
Edison International                  310        7,479       3,066       73,967
Entergy Corp                          229        5,682       1,735       43,050
Florida Progress Corp               1,015       32,670         800       25,750
FPL Group Inc                         133        6,185       1,351       62,822
GPU Inc                               137        4,607         921       30,969
Hawaiian Electric Industries
 Inc                                  392       14,186         340       12,304
Houston Industries Inc                222        4,500       1,898       38,438

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,135  $     38,093       1,015 $     34,066       1,502 $     50,411
        765        57,279         585       43,802         760       56,905
      6,001        87,765       4,716       68,972       9,510      139,084
      2,289       224,322       1,791      175,518       3,693      361,914
        424         7,579         224        4,004         348        6,220
        550        13,509         405        9,948         375        9,211
        657        23,323         743       26,377       1,104       39,192
        328         7,872         221        5,304         402        9,648
        270         6,210         243        5,589         359        8,257
        925        48,563         985       51,713       1,465       76,913
        705        28,024         635       25,241       1,105       43,924
      4,555       295,790       3,580      232,476       7,257      471,251
      1,641        29,846       1,428       25,972       2,208       40,158
      1,200        37,200         900       27,900       1,300       40,300
        300        14,081         200        9,388         500       23,469
        585        18,354         299        9,381         437       13,711
             ------------             ------------             ------------
             $  1,697,209             $  1,348,434             $  2,712,267
             $  1,256,603             $  1,004,941             $  2,295,427
                    1.52%                    1.86%                    1.99%
      1,809  $     52,574       1,319 $     38,333       1,230 $     35,747
      3,510       153,343       2,715      118,612       5,730      250,329
        800        16,600       1,000       20,750       1,700       35,275
        830        14,369         590       10,214         550        9,522
      2,721        73,467       2,184       58,968       4,460      120,420
     13,100       568,213      11,350      492,306      20,050      869,669
        900        29,813         900       29,813       1,400       46,375
      2,771        93,521       2,174       73,373       4,522      152,617
      4,006        82,874       3,125       64,648       6,352      131,407
      2,929        96,840       2,334       77,168       4,773      157,807
      4,296       131,565       3,399      104,094       7,093      217,223
        903        16,198         648       11,623         615       11,032
      3,417       123,012       2,716       97,776       5,526      198,936
      2,697        79,899       2,143       63,486       4,400      130,350
      6,664       322,788       5,291      256,283      10,550      511,016
      7,488       180,648       5,931      143,085      12,373      298,499
      4,332       107,488       3,461       85,876       7,140      177,161
      1,434        46,157       1,039       33,443         980       31,544
      3,361       156,286       2,700      125,550       5,509      256,169
      2,220        74,647       1,795       60,357       3,582      120,445
        423        15,307         403       14,584         780       28,226
      5,379       108,922       4,277       86,602       8,188      165,802

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Idaho Power Co                        402 $     12,713         320 $     10,120
Illinova Corp                         813       18,699         650       14,950
IPALCO Enterprises Inc                607       19,765         480       15,630
Kansas City Power & Light Co          667       19,093         530       15,171
LG & E Energy Corp                    728       16,471         560       12,670
Midamerican Energy Co                 451        7,695         367        6,262
Minnesota Power & Light Co            349       11,997         270        9,281
Montana Power Co                      563       12,984         460       10,609
Nevada Power Co                       444        9,380         360        7,605
New Century Energies Inc            1,072       43,296         863       34,823
New England Electric System           695       26,584         560       21,420
New York State Electric &
 Gas Corp                             772       18,817         610       14,869
Niagara Mohawk Power Corp             125        1,117       1,135       10,144
NIPSCO Industries Inc                 702       28,650         560       22,855
Northeast Utilities                 1,340       13,484       1,070       10,767
Northern States Power Co               67        3,224         509       24,496
OGE Energy Corp                       429       19,064         340       15,109
Ohio Edison Co                        143        3,146       1,130       24,860
Pacificorp                            194        4,026       2,168       44,986
PECO Energy Co                        213        5,072       1,694       40,338
PG & E Corp                           373        8,649       3,075       71,302
Pinnacle West Capital Corp            941       30,406         750       24,234
Potomac Electric Power Co           1,282       29,085       1,010       22,914
PP & L Resources Inc                  150        3,291       1,200       26,325
Public Service Company Of
 New Mexico                             0          --            0          --
Puget Sound Power & Light Co          683       17,331         540       13,703
SCANA Corp                          1,026       24,752         820       19,783
Southern Co                           586       12,343       5,080      106,997
TECO Energy Inc                     1,265       30,439         990       23,822
Texas Utilities Co                    241        8,394       1,863       64,973
U.S. Filter Corp                        0          --          800       28,852
Unicom Corp                           199        4,701       1,653       39,052
Union Electric Co                     104        3,868         753       28,002
Wisconsin Energy Corp               1,148       29,357         920       23,518
Wisconsin Power & Light
 Holdings Co                          341        9,441         260        7,199
                                          ------------             ------------
             TOTAL UTILITIES
                     - VALUE              $    857,523             $  1,984,479
                     -  COST              $    729,641             $  1,842,752

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        585  $     18,501         415 $     13,124         385 $     12,176
      1,153        26,519         843       19,389         780       17,940
        882        28,720         627       20,417         577       18,789
        955        27,337         690       19,751         645       18,463
        992        22,444         732       16,562         690       15,611
        680        11,602         489        8,344           0          --
        480        16,500         350       12,031         335       11,516
        824        19,004         584       13,469         540       12,454
        652        13,774         472        9,971         450        9,506
      1,535        61,982       1,123       45,337       1,029       41,556
      1,008        38,556         718       27,464         690       26,393
      1,087        26,496         787       19,183         740       18,038
      2,681        23,961       2,082       18,608       4,288       38,324
      1,015        41,425         740       30,201         675       27,548
      1,916        19,280       1,386       13,947       1,290       12,981
      1,272        61,267         990       47,644       2,061       99,186
        612        27,196         442       19,641         415       18,442
      2,867        63,074       2,188       48,136       4,641      102,102
      5,407       112,195       4,303       89,287       8,920      185,090
      4,084        97,250       3,271       77,891       6,746      160,639
      8,020       185,964       6,435      149,212      12,948      300,232
      1,334        43,105         974       31,472         905       29,243
      1,806        40,974       1,316       29,857       1,230       27,906
      3,116        68,357       2,405       52,760       4,975      109,139
        650        11,863         470        8,578           0          --
        971        24,639         706       17,915         655       16,621
      1,446        34,885       1,036       24,994         980       23,643
     12,467       262,586       9,960      209,782      20,116      423,693
      1,789        43,048       1,284       30,896       1,220       29,356
      4,717       164,514       3,764      131,258       7,418      258,710
          0           --          900       32,431       1,700       61,200
      3,970        93,791       3,129       73,923       6,525      154,153
      1,933        71,883       1,536       57,120       3,048      113,348
      1,645        42,050       1,175       30,036       1,105       28,247
        473        13,096         343        9,497         325        8,998
             ------------             ------------             ------------
             $  4,402,369             $  3,527,072             $  6,386,814
             $  4,051,470             $  3,245,860             $  6,066,464

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                  LifePath 2000            LifePath 2010
                       ------------------------ ------------------------
                            Shares        Value      Shares        Value

------------------------------------------------------------------------
WARRANTS
PERCENT OF NET ASSETS                     0.00%                    0.00%
Homestead Village Inc
 expires
 10/29/1997+                     1 $          4           0 $        --
Morrison Knudsen Corp
 expires 03/11/2003+             4           21          17           87
                                   ------------             ------------
       TOTAL WARRANTS
              - VALUE              $         25             $         87
              -  COST              $         22             $         74
  TOTAL COMMON STOCKS
              - VALUE              $ 25,672,641             $ 85,678,455
              -  COST              $ 19,573,402             $ 63,837,421

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    0.00%                    0.00%                    0.00%
          0  $          3           1 $          7           0 $          4
         27           138          25          128          42          215
             ------------             ------------             ------------
             $        141             $        135             $        219
             $        118             $        114             $        184
             $187,514,708             $149,412,073             $300,598,260
             $137,259,050             $108,903,758             $238,098,066

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                               Principal        Value   Principal        Value

------------------------------------------------------------------------------
U.S. TREASURY SECURITIES
PERCENT OF NET ASSETS                          69.91%                   47.86%
U.S. TREASURY BONDS
PERCENT OF NET ASSETS                           1.14%                    2.75%
U.S. Treasury Bonds, 6.00%-
 13.88%, 11/15/07-2/15/27    $ 1,200,000 $  1,359,250 $ 4,550,000 $  5,098,781
                                         ------------             ------------
  TOTAL U.S. TREASURY BONDS
                    - VALUE              $  1,359,250             $  5,098,781
                      -COST              $  1,339,641             $  4,973,319
U.S. TREASURY NOTES
PERCENT OF NET ASSETS                          68.77%                   45.11%
U.S. Treasury Notes, 3.41%-
 13.75%, 09/30/98-05/15/07   $79,250,000 $ 82,096,541 $81,150,000 $ 83,763,708
                                         ------------             ------------
  TOTAL U.S. TREASURY NOTES
                    - VALUE              $ 82,096,541             $ 83,763,708
                      -COST              $ 81,694,375             $ 83,357,724
        TOTAL U.S. TREASURY
                 SECURITIES
                    - VALUE              $ 83,455,791             $ 88,862,489
                      -COST              $ 83,034,016             $ 88,331,043

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
  Principal         Value   Principal        Value   Principal        Value

-------------------------------------------------------
                   31.21%                   18.56%                    5.73%
                    8.65%                   15.69%                    5.73%
$21,850,000  $ 25,004,919 $25,640,000 $ 29,746,507 $16,350,000 $ 18,424,983
             ------------             ------------             ------------
             $ 25,004,919             $ 29,746,507             $ 18,424,983
             $ 24,658,540             $ 29,156,182             $ 18,013,766
                   22.56%                    2.87%                    0.00%
$63,170,000  $ 65,199,547 $ 5,300,000 $  5,450,233 $         0 $          0
             ------------             ------------             ------------
             $ 65,199,547             $  5,450,233             $        --
             $ 65,000,299             $  5,432,156             $        --
             $ 90,204,466             $ 35,196,740             $ 18,424,983
             $ 89,658,839             $ 34,588,338             $ 18,013,766

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                       LifePath 2000             LifePath 2010
                            ------------------------ -------------------------
                              Principal        Value    Principal        Value

------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS
PERCENT OF NET ASSETS                          7.49%                     5.37%
U.S. Treasury Bills, 2.59-
 4.97%++,
 09/04/97-11/28/97*         $ 8,993,000 $  8,940,758 $ 10,029,000 $  9,969,132
                                        ------------              ------------
 TOTAL U.S. TREASURY BILLS
                   - VALUE              $  8,940,758              $  9,969,132
                     -COST              $  8,936,679              $  9,964,771
CASH EQUIVALENTS
PERCENT OF NET ASSETS                          9.51%                     3.75%
Dreyfus Cash Management
 Fund#                      $ 3,226,300 $  3,226,300 $  1,962,363 $  1,962,363
Janus Institutional Money
 Market Fund#                 4,120,000    4,120,000    3,000,000    3,000,000
Merrimac Premium Money
 Market#                      4,000,000    4,000,000    2,000,000    2,000,000
                                        ------------              ------------
    TOTAL CASH EQUIVALENTS
                   - VALUE              $ 11,346,300              $  6,962,363
                     -COST              $ 11,346,300              $  6,962,363

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
  Principal         Value   Principal        Value   Principal        Value

-------------------------------------------------------
                    3.30%                    2.30%                    0.52%
$ 9,607,000  $  9,554,224 $ 4,397,000 $  4,362,138 $ 1,686,000 $  1,675,443
             ------------             ------------             ------------
             $  9,554,224             $  4,362,138             $  1,675,443
             $  9,550,139             $  4,359,892             $  1,674,626
                    4.44%                    2.80%                    6.03%
$ 1,850,117  $  1,850,117 $   313,971 $    313,971 $   394,414 $    394,414
  6,000,000     6,000,000   3,000,000    3,000,000  10,000,000   10,000,000
  5,000,000     5,000,000   2,000,000    2,000,000   9,000,000    9,000,000
             ------------             ------------             ------------
             $ 12,850,117             $  5,313,971             $ 19,394,414
             $ 12,850,117             $  5,313,971             $ 19,394,414

MASTER INVESTMENT PORTFOLIO--AUGUST 31, 1997 (UNAUDITED)
PORTFOLIOS OF INVESTMENTS

                                      LifePath 2000              LifePath 2010
                           -------------------------  -------------------------
                             Principal         Value    Principal         Value

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
PERCENT OF NET ASSETS                          4.19%                      4.85%
Goldman Sachs Repurchase
 Agreements#, dated
 8/29/97, due 9/3/97,
 with a maturity value
 of 52,000,000 and an
 effective yield of
 5.67%, collateralized
 by Federal National
 Mortgage Association
 obligations with rates
 ranging from 6.07% to
 7.01%, with maturity
 dates ranging from
 10/1/32 to 8/1/36 and
 with an aggregate
 market value of
 53,040,000.               $ 5,000,000  $  5,000,000  $ 9,000,000  $  9,000,000
                                        ------------               ------------
        TOTAL SHORT-TERM
             INSTRUMENTS
                 - VALUE                $ 25,287,058               $25,931,495
                   -COST                $ 25,282,979               $25,927,134
                                        ------------               ------------
     TOTAL INVESTMENT IN
              SECURITIES
 (NOTES 1 AND 3) - VALUE                $134,415,490               $200,472,439
                   -COST**              $127,890,397               $178,095,598
                                        ------------               ------------
TOTAL INVESTMENT IN
 SECURITIES                    112.61%  $134,415,490      107.98%  $200,472,439
Other Assets and
 Liabilities, Net              (12.61)%  (15,049,441)      (7.98)%  (14,820,834)
                           -----------  ------------  -----------  ------------
TOTAL NET ASSETS               100.00%  $119,366,049      100.00%  $185,651,605
                           ===========  ============  ===========  ============
--------------------------------------------------------------------------------
 + Non-income earning securities.
++ Yield to maturity.
# Represents collateral received from securities learning transactions. See
  Note 4.
 * These U.S. Treasury Bills are held in segrated accounts in connection with the Fund's holdings of S&P 500 Futures Contracts.
** Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:
 Gross Unrealized
  Appreciation                          $  7,464,198               $ 23,997,148
 Gross Unrealized
  Depreciation                              (939,105)                (1,620,307)
                                        ------------               ------------
 GROSS UNREALIZED
  APPRECIATION                          $  6,525,093               $ 22,376,841
                                        ============               ============

The accompanying notes are an integral part of these financial statements.

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--AUGUST 31, 1997 (UNAUDITED)



           LifePath 2020               LifePath 2030             LifePath 2040
-------------------------  -------------------------  -------------------------
  Principal         Value     Principal        Value    Principal         Value

-------------------------------------------------------
                    4.85%                      4.75%                      4.67%
$14,000,000  $ 14,000,000  $  9,000,000 $  9,000,000  $15,000,000  $ 15,000,000
             ------------               ------------               ------------
             $ 36,404,341               $ 18,676,109               $ 36,069,857
             $ 36,400,256               $ 18,673,863               $ 36,069,040
             ------------               ------------               ------------
             $314,123,515               $203,284,922               $355,093,100
             $263,318,145               $162,165,959               $292,180,872
             ------------               ------------               ------------
    108.73%  $314,123,515       107.21% $203,284,922      110.45%  $355,093,100
    (8.73)%   (25,221,460)      (7.21)% $(13,667,649)     (10.45)%  (33,605,911)
-----------  ------------  ------------ ------------  -----------  ------------
    100.00%  $288,902,055       100.00% $189,617,273      100.00%  $321,487,189
===========  ============  ============ ============  ===========  ============
             $ 53,881,729               $ 43,323,833               $ 67,105,680
               (3,076,359)                (2,204,870)                (4,193,458)
             ------------               ------------               ------------
             $ 50,805,370               $ 41,118,963               $ 62,912,228
             ============               ============               ============

STATEMENT OF ASSETS & LIABILITIES
AUGUST 31, 1997 (UNAUDITED)

                                                     Life Path      LifePath
                                                          2000          2010
                                                        Master        Master
                                                     Portfolio     Portfolio
----------------------------------------------------------------------------

ASSETS
INVESTMENTS:
 In securities, at market value (see cost below)
  (Note 1)                                       $ 134,415,490 $ 200,472,439
 Cash                                                      975            53
RECEIVABLES:
 Dividends and interest                              1,344,830     1,413,140
TOTAL ASSETS                                       135,761,295   201,885,632
LIABILITIES
Payables:
 Collateral for securities loaned (Note 4)          16,346,300    15,962,363
 Due to BGI (Note 4)                                    48,946       271,664
TOTAL LIABILITIES                                   16,395,246    16,234,027
TOTAL NET ASSETS                                 $ 119,366,049 $ 185,651,605
INVESTMENTS AT COST                              $ 127,890,397 $ 178,095,598
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF ASSETS & LIABILITIES AUGUST 31, 1997 (UNAUDITED)


     LifePath                         LifePath                                          LifePath
         2020                             2030                                              2040
       Master                           Master                                            Master
    Portfolio                        Portfolio                                         Portfolio
------------------------------------------------------------------------------------------------

$ 314,123,515                    $ 203,284,922                                     $ 355,093,100
          492                              832                                               751
    1,769,753                          739,903                                           945,895
  315,893,760                      204,025,657                                       356,039,746
   26,850,117                       14,313,971                                        34,394,414
      141,588                           94,413                                           158,143
   26,991,705                       14,408,384                                        34,552,557
$ 288,902,055                    $ 189,617,273                                     $ 321,487,189
$ 263,318,145                    $ 162,165,959                                     $ 292,180,872
------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 1997 (UNAUDITED)

                                                     LifePath         LifePath
                                                         2000             2010
                                                         Fund             Fund
                                             Master Portfolio Master Portfolio
------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends                                         $   282,768      $   845,227
Interest+                                           2,916,482        2,920,941
TOTAL INVESTMENT INCOME                             3,199,250        3,766,168
EXPENSES (NOTE 2)
Advisory Fees                                         339,193          486,389
TOTAL EXPENSES                                        339,193          486,389
NET INVESTMENT INCOME                               2,860,057        3,279,779
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on sale of
 investments                                        1,924,950        3,360,595
Net realized gain (loss) on sale of futures
 contracts                                                  0                0
Net change in unrealized appreciation
 (depreciation) of investments                      2,070,882        7,864,187
Net change in unrealized appreciation
 (depreciation) in financial futures
 contracts                                                  0                0
NET GAIN (LOSS) ON INVESTMENTS                      3,995,832       11,224,782
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $ 6,855,889      $14,504,561
------------------------------------------------------------------------------
+ Interest income includes security lending
 income of:                                       $    15,464      $    24,420

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED AUGUST 31, 1997
    (UNAUDITED)


        LifePath                       LifePath                                   LifePath
            2020                           2030                                       2040
            Fund                           Fund                                       Fund
Master Portfolio               Master Portfolio                           Master Portfolio
------------------------------------------------------------------------------------------

    $  1,781,306                   $  1,390,797                               $  2,583,579
       2,996,920                      1,278,759                                    876,769
       4,778,226                      2,669,556                                  3,460,348
         740,368                        477,215                                    794,878
         740,368                        477,215                                    794,878
       4,037,858                      2,192,341                                  2,665,470
       4,285,729                      1,988,078                                 13,043,902
               0                              0                                     14,539
      19,072,996                     15,423,729                                 19,852,580
               0                              0                                    (52,500)
      23,358,725                     17,411,807                                 32,858,521
    $ 27,396,583                   $ 19,604,148                               $ 35,523,991
-------------------------------------------------------------------------------------------
    $     45,183                   $     33,284                               $     59,325

STATEMENTS IN CHANGES IN NET ASSETS

                                           LifePath 2000 Master Portfolio
                                       -----------------------------------
                                                For the            For the
                                       Six Months Ended         Year Ended
                                        August 31, 1997  February 28, 1997
                                            (Unaudited)
---------------------------------------------------------------------------

INCREASE IN NET ASSETS
 Net investment income                    $   2,860,057      $   5,769,457
 Net realized gain (loss) on sale of
  investments                                 1,924,950          2,894,777
 Net realized gain (loss) on sale of
  futures contracts                                   0                  0
 Net change in unrealized appreciation
  (depreciation) of investments               2,070,882           (273,099)
 Net change in unrealized appreciation
  (depreciation) of futures contracts                 0                  0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    6,855,889          8,391,135
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM BENEFICIAL INTERESTS
 TRANSACTIONS                               (18,762,838)         6,204,037
INCREASE (DECREASE) IN NET ASSETS           (11,906,949)        14,595,172
NET ASSETS:
Beginning net assets                        131,272,998        116,677,826
ENDING NET ASSETS                         $ 119,366,049      $ 131,272,998
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


      LifePath 2010 Master Portfolio            LifePath 2020 Master Portfolio
-------------------------------------     ----------------------------------------
         For the              For the              For the               For the
Six Months Ended           Year Ended     Six Months Ended            Year Ended
 August 31, 1997    February 28, 1997      August 31, 1997     February 28, 1997
     (Unaudited)                               (Unaudited)
-----------------------------------------------------

   $   3,279,779      $   5,182,306        $   4,037,858         $   6,271,633
       3,360,595          3,439,818            4,285,729             9,487,619
               0                  0                    0                     0
       7,864,187          5,149,907           19,072,996            11,374,656
               0                  0                    0                     0
      14,504,561         13,772,031           27,396,583            27,133,908
       1,636,124         54,517,689           10,062,839            61,750,732
      16,140,685         68,289,720           37,459,422            88,884,640
     169,510,920        101,221,200          251,442,633           162,557,993
   $ 185,651,605      $ 169,510,920        $ 288,902,055         $ 251,442,633
----------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                             LifePath 2030 Master Portfolio
                                         ----------------------------------
                                                  For the           For the
                                         Six Months Ended        Year Ended
                                          August 31, 1997 February 28, 1997
                                              (Unaudited)
---------------------------------------------------------------------------

INCREASE IN NET ASSETS
 Net investment income                      $   2,192,341     $   3,210,760
 Net realized gain (loss) on investments        1,988,078         5,108,662
 Net realized gain (loss) on sale of
  futures contracts                                     0                 0
 Net change in unrealized appreciation
  (depreciation) of investments                15,423,729        10,036,726
 Net change in unrealized appreciation
  (depreciation) of futures contracts                   0                 0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     19,604,148        18,356,148
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM BENEFICIAL INTERESTS
 TRANSACTIONS                                  11,208,292        32,210,346
NET INCREASE (DECREASE) IN NET ASSETS          30,812,440        50,566,494
NET ASSETS:
Beginning net assets                          158,804,833       108,238,339
ENDING NET ASSETS                           $ 189,617,273     $ 158,804,833
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


                                               LifePath 2040 Master Portfolio
------------------------------------------------------------------------------
         For the                                                       For the
Six Months Ended                                                    Year Ended
 August 31, 1997                                             February 28, 1997
     (Unaudited)
-------------------------

   $   2,665,470                                               $   3,953,444
      13,043,902                                                  14,697,190
          14,539                                                      35,620
      19,852,580                                                  17,501,172
         (52,500)                                                     92,625
      35,523,991                                                  36,280,051
      27,878,470                                                  45,783,771
      63,402,461                                                  82,063,822
     258,084,728                                                 176,020,906
   $ 321,487,189                                               $ 258,084,728
------------------------------------------------------------------------------

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

  ORGANIZATION

  Master Investment Portfolio ("MIP") is registered under the Investment Com-pany Act of 1940, as amended (the "1940 Act"), as an open-end management in-vestment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993 and had no operations prior to May 26, 1994. MIP currently issues the following separate portfolios (the "Master Portfolios"): the Asset Allocation, Bond In-dex, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, S&P 500 Index and U.S. Treasury Allocation Master Portfolios. The financial statements for the Asset Allocation, Bond Index, S&P 500 Index and U.S. Trea-sury Allocation Master Portfolios are presented separately.

  The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting prin ciples for investment compa-nies. The preparation of financial statements in conformity with generally ac-cepted accounting principles requires management to make estimates and assump-tions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  INVESTMENT POLICY AND SECURITY VALUATION

  Each Master Portfolio covered by this report follows an asset allocation strategy among three broad investment classes: equity and debt securities of issuers located throughout the world and cash in the form of money market in-struments. The equity securities of the Master Portfolios are valued at the last reported sale price on the primary securities exchange or national securi-ties market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt secu-rities maturing in 60 days or less are valued at amortized cost, which approxi-mates market value.

  Debt securities, other than those maturing in 60 days or less, are valued at the latest quoted bid price. Any securities, restricted securi-

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) ties or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

  SECURITY TRANSACTIONS AND INCOME RECOGNITION

  Security transactions are accounted for on the date the securities are pur-chased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities de-livered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code").

  FEDERAL INCOME TAXES

  Each Master Portfolio of MIP intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

  It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

  FUTURES CONTRACTS

  The LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios may purchase futures contracts to gain exposure to mar-ket changes, as this may be more efficient or cost effective than actually buy-ing the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high- quality debt securities equal to the minimum "initial margin" require-ments of the exchange. Pursuant to the contract, the Master Portfolios

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regula-tions and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transac-tions in an amount generally equal to the entire contract amount. Risks of en-tering into futures contracts include the possibility that there may be an il-liquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of August 31, 1997, the Master Portfolios had no open futures contracts outstanding.

  REPURCHASE AGREEMENTS

  Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and arerecorded at their con-tracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The adviser to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repur-chase agreements entered into on August 31, 1997 by the Master Portfolios are collateralized by U.S. Government Securities.

  ORGANIZATION EXPENSES

  Stephens, the co-administrator, sponsor and placement agent for the Master Portfolios, has paid all expenses in connection with the Master Portfolios' organization and initial registration.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)


2.  AGREEMENTS AND OTHER TRANSACTION WITH AFFILIATES

  Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.55% of the average daily net assets of the LifePath Master Portfolios as compensation for its advisory services to such Master Portfolios. BGFA is an indirect subsidiary of Barclays Bank PLC.

  Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from BGI for its services as Sub-Administrator of the Stagecoach Trust Funds.

  Certain officers and directors of MIP are also officers of Stephens. As of August 31, 1997, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding shares of beneficial interests.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

  Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the six months ended August 31, 1997 are as follows:

                      LifePath    LifePath    LifePath    LifePath     LifePath
Aggregate                 2000        2010        2020        2030         2040
Purchases               Master      Master      Master      Master       Master
and Sales of:        Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
-------------------------------------------------------------------------------
U.S. Government
 Obligations
-------------------------------------------------------------------------------
Purchases at cost  $15,354,999 $29,887,410 $45,799,474 $13,913,684 $ 11,248,241
Sales proceeds      30,005,371  28,536,873  44,860,655  15,266,855   18,750,766
Other Securities:
-------------------------------------------------------------------------------
Purchases at cost    1,535,695   5,295,787  17,720,008  17,054,815   75,256,106
Sales proceeds       6,863,822   8,091,021   9,271,168   4,980,483   34,182,894

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)


4.  PORTFOLIO SECURITIES LOANED

  As of August 31, 1997, certain Master Portfolios had loaned securities which were collateralized by cash, money market mutual funds and repurchase agree-ments. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral were as follows:

                                 Securities  Collateral
-------------------------------------------------------
LifePath 2000 Master Portfolio  $21,123,198 $21,577,550
LifePath 2010 Master Portfolio  $15,554,980 $15,962,363
LifePath 2020 Master Portfolio  $26,100,436 $26,850,117
LifePath 2030 Master Portfolio  $13,822,020 $14,313,971
LifePath 2040 Master Portfolio  $33,089,158 $34,394,414

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)


5.  FINANCIAL HIGHLIGHTS

  The portfolio turnover rates, excluding short-term securities, for the Master Portfolios are as follows:

                               LifePath  LifePath  LifePath  LifePath  LifePath
                                   2000      2010      2020      2030      2040
                                 Master    Master    Master    Master    Master
Portfolio Turnover            Portfolio Portfolio Portfolio Portfolio Portfolio
-------------------------------------------------------------------------------
For the Six Months Ended
 August 31, 1997 (Unaudited)        14%       21%       21%       12%       18%
For the Year Ended February
 28, 1997                          108%       73%       61%       42%       48%
For the Year Ended February
 29, 1996                           84%       39%       49%       39%       29%
For the Year Ended February
 28, 1995                           17%       24%       28%       40%        5%

  The average commission rates paid by the Master Portfolios are as follows:

                                         For the
                                Six Months Ended           For the
                                 August 31, 1997        Year Ended
                                     (Unaudited) February 28, 1997
------------------------------------------------------------------
LifePath 2000 Master Portfolio      $0.0300                $0.0401
LifePath 2010 Master Portfolio       0.0323                 0.0404
LifePath 2020 Master Portfolio       0.0300                 0.0451
LifePath 2030 Master Portfolio       0.0310                 0.0364
LifePath 2040 Master Portfolio       0.0307                 0.0351

                                     NOTES

Barclays Global Fund Advisors ("BGFA") provides investment advisory services for the Funds. Wells Fargo Bank provides shareholder services and certain other services for the Funds. The Funds are sponsored and distributed by Stephens Inc., Member NYSE/SIPC. BGFA is not affiliated with Stephens Inc.

The report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompa-nied or preceded by a current prospectus. For an additional prospectus contain-ing more complete information, including charges and expenses, call 1-800-776-0179. Read the prospectus carefully before you invest or send money.

MAC 0101-030

STAGECOACH INSTITUTIONAL FUNDS
c/o Wells Fargo Bank, N.A.
Transfer Agent
525 Market Street
San Francisco, CA 94105

DATED MATERIAL
PLEASE EXPEDITE


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